                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2004 - July 31, 2004

Item 1. Schedule of Investments

SCHWAB CAPITAL TRUST

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  99.9%  COMMON STOCK                                  7,465,061      8,012,214
   0.0%  U.S. TREASURY
         OBLIGATION                                          649            649
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                             7,465,710      8,012,863
  11.1%  COLLATERAL
         INVESTED FOR
         SECURITIES ON                                   885,959        885,959
         LOAN
(11.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (881,108)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             8,017,714

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.9% of net assets

      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
      The Boeing Co.    657,222                                           33,353
      Crane Co.    44,919                                                  1,250
      General Dynamics Corp.    155,082                                   15,325
      Goodrich Corp.    92,739                                             2,998
      Lockheed Martin Corp.    349,496                                    18,520
      Northrop Grumman Corp.    280,344                                   14,746
      Raytheon Co.    346,372                                             11,621
      Rockwell Automation, Inc.    147,698                                 5,525
      Rockwell Collins, Inc.    139,398                                    4,770
      Textron, Inc.    108,629                                             6,659
      United Technologies Corp.    399,913                                37,392
                                                                     -----------
                                                                         152,159

      AIR TRANSPORTATION  1.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    94,113                                        488
      FedEx Corp.    232,042                                              19,000
      Sabre Holdings Corp., Class A
      110,153                                                              2,812
      Southwest Airlines Co.    614,218                                    8,888
      United Parcel Service, Inc., Class B
      877,969                                                             63,179
                                                                     -----------
                                                                          94,367

      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    28,531                                  1,962
      Anheuser-Busch Cos., Inc.    627,134                                32,548
      Brown-Forman Corp., Class B    95,468                                4,440
                                                                     -----------
                                                                          38,950

      APPAREL  0.4%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    100,343                                 3,748
      Liz Claiborne, Inc.    83,728                                        3,030
      Nike, Inc., Class B    207,117                                      15,059
      Reebok International Ltd.    47,859                                  1,630
      VF Corp.    84,078                                                   4,205
                                                                     -----------
                                                                          27,672

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    56,866                                   1,334
      Cummins, Inc.    33,451                                              2,322
      Dana Corp.    115,009                                                2,219
      Danaher Corp.    241,678                                            12,241
      Delphi Corp.    433,000                                              4,118
      Eaton Corp.    118,896                                               7,685
      Ford Motor Co.    1,430,712                                         21,060
      General Motors Corp.    437,828                                     18,888
      Genuine Parts Co.    136,090                                         5,135
    o Goodyear Tire & Rubber Co.    135,681                                1,486
      Harley-Davidson, Inc.    230,333                                    13,790
    o Navistar International Corp.    54,800                               1,970
      Visteon Corp.    99,156                                              1,019
                                                                     -----------
                                                                          93,267

      BANKS  7.7%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    275,065                                          6,747
  (8) Bank of America Corp.    1,588,036                                 134,999
      The Bank of New York Co., Inc.
      606,514                                                             17,425
      BB&T Corp.    437,659                                               16,950
      Comerica, Inc.    134,859                                            7,885
      Fifth Third Bancorp    439,605                                      21,699
      First Horizon National Corp.    96,900                               4,201
      Huntington Bancshares, Inc.    179,750                               4,397
      J.P. Morgan Chase & Co.    2,777,715                               103,692
      KeyCorp, Inc.    321,365                                             9,699
      M&T Bank Corp.    92,304                                             8,605
      Marshall & Ilsley Corp.    174,996                                   6,722
      Mellon Financial Corp.    330,613                                    9,085
      National City Corp.    528,173                                      19,278
      North Fork Bancorp., Inc.    133,000                                 5,194
      Northern Trust Corp.    171,112                                      6,867
      PNC Financial Services Group, Inc.
      220,027                                                             11,133
      Regions Financial Corp.    362,210                                  10,754
      SouthTrust Corp.    259,207                                         10,055
      State Street Corp.    262,111                                       11,221
      SunTrust Banks, Inc.    219,949                                     14,506
      Synovus Financial Corp.    235,632                                   6,002
      U.S. Bancorp    1,476,341                                           41,780
      Wachovia Corp.    1,024,121                                         45,379
      Wells Fargo & Co.    1,314,457                                      75,463
      Zions Bancorp.    70,147                                             4,244
                                                                     -----------
                                                                         613,982

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      BUSINESS MACHINES & SOFTWARE  9.1%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    187,789                                       7,921
    o Apple Computer, Inc.    296,476                                      9,588
      Autodesk, Inc.    87,954                                             3,536
    o BMC Software, Inc.    176,808                                        2,772
    o Cisco Systems, Inc.    5,270,683                                   109,946
    o Compuware Corp.    296,522                                           1,465
    o Comverse Technology, Inc.    148,815                                 2,539
    o Dell, Inc.    1,965,332                                             69,710
    o EMC Corp.    1,890,655                                              20,741
    o Gateway, Inc.    290,537                                             1,307
      Hewlett-Packard Co.    2,375,278                                    47,862
      International Business Machines
      Corp.    1,312,743                                                 114,301
    o Lexmark International, Inc., Class A
      100,530                                                              8,897
  (2) Microsoft Corp.    8,408,690                                       239,311
    o NCR Corp.    73,899                                                  3,431
    o Network Appliance, Inc.    270,447                                   5,222
    o Novell, Inc.    291,365                                              1,993
    o Oracle Corp.    4,046,649                                           42,530
      Pitney Bowes, Inc.    180,015                                        7,597
    o Siebel Systems, Inc.    384,366                                      3,098
    o Sun Microsystems, Inc.    2,575,758                                 10,174
    o Unisys Corp.    260,027                                              2,663
    o Xerox Corp.    625,160                                               8,665
                                                                     -----------
                                                                         725,269

      BUSINESS SERVICES  4.3%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    103,375                                                   5,365
    o Allied Waste Industries, Inc.    247,115                             2,283
    o Apollo Group, Inc., Class A    136,300                              11,388
      Automatic Data Processing, Inc.
      459,682                                                             19,297
      Cendant Corp.    793,154                                            18,147
      Cintas Corp.    134,305                                              5,635
    o Citrix Systems, Inc.    130,566                                      2,301
      Computer Associates International,
      Inc.    456,066                                                     11,511
    o Computer Sciences Corp.    146,718                                   6,932
    o Convergys Corp.    110,751                                           1,466
      Deluxe Corp.    38,466                                               1,694
    o eBay, Inc.    512,470                                               40,142
      Electronic Data Systems Corp.    376,521                             6,958
      Equifax, Inc.    107,607                                             2,596
      First Data Corp.    679,588                                         30,316
    o Fiserv, Inc.    152,764                                              5,234
      H&R Block, Inc.    138,187                                           6,789
      IMS Health, Inc.    187,907                                          4,555
    o Interpublic Group of Cos., Inc.
      325,157                                                              4,159
    o Intuit, Inc.    149,479                                              5,597
    o Mercury Interactive Corp.    70,943                                  2,594
    o Monster Worldwide, Inc.    87,965                                    1,943
      Omnicom Group, Inc.    147,364                                      10,613
    o Parametric Technology Corp.    206,030                                 935
      Paychex, Inc.    297,062                                             9,123
    o PeopleSoft, Inc.    284,601                                          5,129
      Robert Half International, Inc.
      132,524                                                              3,687
    o Sungard Data Systems, Inc.    222,305                                5,182
    o Symantec Corp.    245,302                                           11,470
      Tyco International Ltd.    1,562,300                                48,431
    o Veritas Software Corp.    332,242                                    6,333
      Waste Management, Inc.    450,805                                   12,686
    o Yahoo!, Inc.    1,049,858                                           32,336
                                                                     -----------
                                                                         342,827

      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.
      179,301                                                              9,279
      Dow Chemical Co.    727,450                                         29,018
      E.I. du Pont de Nemours & Co.    781,438                            33,500
      Eastman Chemical Co.    59,183                                       2,644
      Ecolab, Inc.    198,798                                              6,063
      Great Lakes Chemical Corp.    38,937                                   934
    o Hercules, Inc.    82,003                                               969
      Monsanto Co.    209,498                                              7,596
      PPG Industries, Inc.    132,163                                      7,791
      Praxair, Inc.    253,588                                            10,004
      Rohm & Haas Co.    174,959                                           6,858
      Sigma-Aldrich Corp.    54,726                                        3,144
                                                                     -----------
                                                                         117,800

      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
      Centex Corp.    97,736                                               4,146
      Fluor Corp.    64,302                                                2,929
      KB Home    36,866                                                    2,361
      Masco Corp.    341,573                                              10,329
      Pulte Homes, Inc.    97,150                                          5,308
      The Sherwin-Williams Co.    114,364                                  4,618
      The Stanley Works    65,640                                          2,783
      Vulcan Materials Co.    78,918                                       3,758
                                                                     -----------
                                                                          36,232

      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    62,086                                       4,341
      Leggett & Platt, Inc.    150,312                                     4,066
      Maytag Corp.    61,971                                               1,270
      Newell Rubbermaid, Inc.    213,537                                   4,612
      Whirlpool Corp.    53,431                                            3,336
                                                                     -----------
                                                                          17,625

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    44,056                                                 3,180
      Bemis Co.    81,458                                                  2,157
    o Pactiv Corp.    121,164                                              2,857
    o Sealed Air Corp.    65,771                                           3,120
                                                                     -----------
                                                                          11,314

      ELECTRONICS  5.1%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    632,138                              1,517
    o Advanced Micro Devices, Inc.    272,013                              3,397

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Agilent Technologies, Inc.    370,875                                8,831
    o Altera Corp.    294,881                                              6,139
      American Power Conversion Corp.
      153,555                                                              2,319
      Analog Devices, Inc.    291,783                                     11,584
    o Andrew Corp.    120,024                                              1,302
    o Applied Materials, Inc.    1,317,642                                22,360
    o Applied Micro Circuits Corp.    238,073                                857
    o Broadcom Corp., Class A    244,933                                   8,661
    o CIENA Corp.    449,272                                               1,267
 (10) Intel Corp.    5,038,105                                           122,829
      ITT Industries, Inc.    72,010                                       5,757
    o Jabil Circuit, Inc.    157,319                                       3,422
    o JDS Uniphase Corp.    1,107,285                                      3,820
    o KLA-Tencor Corp.    155,010                                          6,388
      Linear Technology Corp.    243,108                                   9,505
    o LSI Logic Corp.    293,990                                           1,496
    o Lucent Technologies, Inc.    3,338,204                              10,181
      Maxim Integrated Products, Inc.
      251,249                                                             12,085
    o Micron Technology, Inc.    477,135                                   6,456
      Molex, Inc.    146,907                                               4,254
      Motorola, Inc.    1,827,752                                         29,116
    o National Semiconductor Corp.
      278,108                                                              4,770
    o Novellus Systems, Inc.    119,539                                    3,228
    o Nvidia Corp.    125,865                                              1,938
      PerkinElmer, Inc.    97,208                                          1,709
    o PMC - Sierra, Inc.    133,386                                        1,585
    o Power-One, Inc.    62,573                                              549
    o QLogic Corp.    74,738                                               1,827
      Qualcomm, Inc.    629,918                                           43,515
    o Sanmina-SCI Corp.    406,629                                         2,985
      Scientific-Atlanta, Inc.    117,199                                  3,604
    o Solectron Corp.    749,409                                           4,122
      Symbol Technologies, Inc.    180,827                                 2,367
      Tektronix, Inc.    65,499                                            1,991
    o Tellabs, Inc.    322,453                                             2,873
    o Teradyne, Inc.    148,524                                            2,540
      Texas Instruments, Inc.    1,348,447                                28,762
    o Thermo Electron Corp.    127,063                                     3,268
    o Thomas & Betts Corp.    44,556                                       1,172
    o Waters Corp.    93,000                                               4,081
    o Xilinx, Inc.    270,166                                              7,951
                                                                     -----------
                                                                         408,380

      ENERGY: RAW MATERIALS  1.7%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    195,717                                 11,702
      Apache Corp.    252,380                                             11,743
      Baker Hughes, Inc.    259,586                                       10,461
    o BJ Services Co.    124,400                                           6,178
      Burlington Resources, Inc.    309,044                               11,796
      Devon Energy Corp.    187,037                                       12,997
      EOG Resources, Inc.    90,133                                        5,728
      Halliburton Co.    344,508                                          10,938
    o Noble Corp.    103,457                                               4,006
      Occidental Petroleum Corp.    302,110                               14,885
    o Rowan Cos., Inc.    80,970                                           1,977
      Schlumberger Ltd.    459,787                                        29,574
      Valero Energy Corp.    99,400                                        7,447
                                                                     -----------
                                                                         139,432

      FOOD & AGRICULTURE  3.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    505,107                                7,794
      Campbell Soup Co.    322,209                                         8,245
      The Coca-Cola Co.    1,899,769                                      83,324
      Coca-Cola Enterprises, Inc.    366,639                               7,479
      ConAgra Foods, Inc.    414,504                                      10,777
      General Mills, Inc.    295,030                                      13,247
      H.J. Heinz Co.    274,171                                           10,114
      Hershey Foods Corp.    203,106                                       9,838
      Kellogg Co.    322,527                                              13,437
      McCormick & Co., Inc.    106,601                                     3,813
      The Pepsi Bottling Group, Inc.
      200,742                                                              5,591
      PepsiCo, Inc.    1,329,594                                          66,480
      Sara Lee Corp.    617,438                                           13,559
      Supervalu, Inc.    102,901                                           2,939
      Sysco Corp.    498,610                                              17,177
      Wm. Wrigley Jr. Co.    174,311                                      10,528
                                                                     -----------
                                                                         284,342

      GOLD  0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    345,651                                     13,989

      HEALTHCARE / DRUGS & MEDICINE  12.9%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,212,333                                    47,705
      Allergan, Inc.    102,596                                            7,760
      AmerisourceBergen Corp.    89,453                                    4,836
    o Amgen, Inc.    992,589                                              56,458
    o Anthem, Inc.    108,740                                              8,968
      Applied Biosystems Group - Applera
      Corp.    161,833                                                     3,348
      Bausch & Lomb, Inc.    39,537                                        2,435
      Baxter International, Inc.    475,802                               14,307
      Becton Dickinson & Co.    198,976                                    9,398
    o Biogen Idec, Inc.    264,918                                        15,895
      Biomet, Inc.    198,156                                              8,717
    o Boston Scientific Corp.    651,032                                  24,909
      Bristol-Myers Squibb Co.    1,515,808                               34,712
      C.R. Bard, Inc.    82,258                                            4,541
      Cardinal Health, Inc.    335,974                                    14,951
    o Caremark Rx, Inc.    356,844                                        10,884
    o Chiron Corp.    146,078                                              6,695
      Eli Lilly & Co.    881,027                                          56,139
    o Express Scripts, Inc.    60,000                                      3,936
    o Forest Laboratories, Inc.    287,240                                14,445
    o Genzyme Corp.    177,186                                             9,086
    o Gilead Sciences    167,150                                          10,805
      Guidant Corp.    243,874                                            13,491
      HCA, Inc.    379,022                                                14,649
      Health Management Associates, Inc.,
      Class A    190,429                                                   3,820
    o Hospira, Inc.    121,133                                             3,139
    o Humana, Inc.    124,343                                              2,252
  (9) Johnson & Johnson    2,312,356                                     127,804
    o King Pharmaceuticals, Inc.    187,724                                2,119
      Manor Care, Inc.    71,759                                           2,242
      McKesson Corp.    227,183                                            7,308

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Medco Health Solutions, Inc.    212,639                              6,443
    o Medimmune, Inc.    193,581                                           4,460
      Medtronic, Inc.    944,224                                          46,900
      Merck & Co., Inc.    1,730,842                                      78,494
      Mylan Laboratories, Inc.    209,700                                  3,108
  (4) Pfizer, Inc.    5,944,011                                          189,971
      Quest Diagnostics    81,055                                          6,653
      Schering-Plough Corp.    1,148,084                                  22,342
    o St. Jude Medical, Inc.    137,442                                    9,364
      Stryker Corp.    311,894                                            14,871
    o Tenet Healthcare Corp.    360,505                                    4,030
      UnitedHealth Group, Inc.    514,516                                 32,363
    o Watson Pharmaceuticals, Inc.    83,237                               2,098
    o WellPoint Health Networks, Inc.
      121,322                                                             12,266
      Wyeth    1,038,682                                                  36,769
    o Zimmer Holdings, Inc.    190,692                                    14,552
                                                                     -----------
                                                                       1,032,438

      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    70,426                                3,283
      Avon Products, Inc.    367,854                                      15,821
      Clorox Co.    165,110                                                8,218
      Colgate-Palmolive Co.    415,539                                    22,107
      The Gillette Co.    781,577                                         30,466
      International Flavors & Fragrances, Inc.
      72,428                                                               2,647
      Procter & Gamble Co.    2,002,326                                  104,421
                                                                     -----------
                                                                         186,963

      INSURANCE  5.1%
      --------------------------------------------------------------------------
      ACE Ltd.    220,000                                                  8,930
      Aetna, Inc.    118,847                                              10,197
      AFLAC, Inc.    396,464                                              15,716
      The Allstate Corp.    549,300                                       25,861
      AMBAC Financial Group, Inc.    83,554                                5,942
  (7) American International Group, Inc.
      2,031,650                                                          143,536
      AON Corp.    246,426                                                 6,516
      Chubb Corp.    146,077                                              10,047
      CIGNA Corp.    108,571                                               6,732
      Cincinnati Financial Corp.    133,568                                5,327
      Hartford Financial Services Group, Inc.
      227,367                                                             14,802
      Jefferson-Pilot Corp.    110,614                                     5,329
      Lincoln National Corp.    141,597                                    6,188
      Loews Corp.    144,787                                               8,199
      Marsh & McLennan Cos., Inc.
      407,520                                                             18,086
      MBIA, Inc.    113,393                                                6,121
      Metlife, Inc.    589,218                                            21,017
      MGIC Investment Corp.    77,579                                      5,508
    o Principal Financial Group, Inc.
      250,724                                                              8,522
      The Progressive Corp.    169,268                                    12,969
      Prudential Financial, Inc.    409,700                               19,076
      Safeco Corp.    108,621                                              5,112
      The St. Paul Travelers Cos., Inc.
      517,355                                                             19,178
      Torchmark Corp.    86,710                                            4,533
      UnumProvident Corp.    230,026                                       3,669
      XL Capital Ltd., Class A    108,565                                  7,673
                                                                     -----------
                                                                         404,786

      MEDIA  3.4%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      479,722                                                             17,126
    o Comcast Corp., Class A    1,746,710                                 47,860
      Dow Jones & Co., Inc.    64,009                                      2,713
      Gannett Co., Inc.    212,169                                        17,640
      Knight-Ridder, Inc.    61,087                                        4,019
      The McGraw-Hill Cos., Inc.    148,062                               11,113
      Meredith Corp.    39,218                                             2,074
      New York Times Co., Class A
      117,850                                                              4,903
      R.R. Donnelley & Sons Co.    167,196                                 5,307
    o Time Warner, Inc.    3,557,976                                      59,240
      Tribune Co.    255,239                                              10,835
    o Univision Communications, Inc., Class
      A    251,484                                                         7,285
      Viacom, Inc., Class B    1,349,569                                  45,332
      The Walt Disney Co.    1,598,905                                    36,919
                                                                     -----------
                                                                         272,366

      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
      3M Co.    607,876                                                   50,065

      MISCELLANEOUS FINANCE  7.6%
      --------------------------------------------------------------------------
      American Express Co.    997,381                                     50,118
      The Bear Stearns Cos., Inc.    81,229                                6,776
      Capital One Financial Corp.    186,911                              12,957
    / The Charles Schwab Corp.    1,063,150                                9,334
      Charter One Financial, Inc.    173,453                               7,703
  (5) Citigroup, Inc.    4,028,339                                       177,610
      Countrywide Financial Corp.    217,331                              15,670
    o E*TRADE Group, Inc.    285,500                                       3,161
      Fannie Mae    753,227                                               53,449
      Federated Investors, Inc., Class B
      85,300                                                               2,398
      Franklin Resources, Inc.    193,688                                  9,345
      Freddie Mac    537,902                                              34,593
      Golden West Financial Corp.    118,205                              12,637
      Goldman Sachs Group, Inc.    375,900                                33,151
      Janus Capital Group, Inc.    186,007                                 2,466
      Lehman Brothers Holdings, Inc.
      215,604                                                             15,114
      MBNA Corp.    995,193                                               24,571
      Merrill Lynch & Co., Inc.    748,534                                37,217
      Moody's Corp.    116,409                                             7,927
      Morgan Stanley    858,139                                           42,332
    o Providian Financial Corp.    223,272                                 3,090
      SLM Corp.    341,883                                                12,964
      Sovereign Bancorp    265,600                                         5,782
      T. Rowe Price Group, Inc.    99,307                                  4,590
      Washington Mutual, Inc.    674,221                                  26,160
                                                                     -----------
                                                                         611,115

      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    126,412                                  2,697

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Electronic Arts, Inc.    234,756                                    11,768
      Fortune Brands, Inc.    115,391                                      8,329
      Hasbro, Inc.    133,312                                              2,422
      International Game Technology
      272,552                                                              8,814
      Mattel, Inc.    335,693                                              5,881
      McDonald's Corp.    981,496                                         26,991
    o Starbucks Corp.    309,259                                          14,523
      Wendy's International, Inc.    89,337                                3,196
      Yum! Brands, Inc.    225,398                                         8,653
                                                                     -----------
                                                                          93,274
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    679,687                                              21,770
      Engelhard Corp.    95,939                                            2,821
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    134,615                                                   4,691
    o Phelps Dodge Corp.    72,480                                         5,649
                                                                     -----------
                                                                          34,931
      OIL: DOMESTIC  1.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    70,261                                         5,856
      Ashland, Inc.    53,145                                              2,778
      ConocoPhillips    533,248                                           42,004
      Kerr-McGee Corp.    115,420                                          6,060
      Marathon Oil Corp.    265,479                                       10,001
    o Nabors Industries Ltd.    115,107                                    5,352
      Sunoco, Inc.    59,302                                               4,043
    o Transocean, Inc.    249,199                                          7,077
      Unocal Corp.    201,422                                              7,807
                                                                     -----------
                                                                          90,978
      OIL: INTERNATIONAL  3.9%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    833,457                                      79,720
  (3) Exxon Mobil Corp.    5,094,497                                     235,875
                                                                     -----------
                                                                         315,595
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,070,275                                          13,229
      Eastman Kodak Co.    224,974                                         5,959
                                                                     -----------
                                                                          19,188
      PAPER & FOREST PRODUCTS  0.9%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    66,153                                        2,133
      Georgia-Pacific Corp.    197,318                                     6,630
      International Paper Co.    376,413                                  16,272
      Kimberly-Clark Corp.    391,300                                     25,071
      Louisiana-Pacific Corp.    83,408                                    1,975
      MeadWestvaco Corp.    155,777                                        4,652
      Temple-Inland, Inc.    41,926                                        2,861
      Weyerhaeuser Co.    188,097                                         11,662
                                                                     -----------
                                                                          71,256
      PRODUCER GOODS & MANUFACTURING  5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.
      167,700                                                              6,354
      Avery Dennison Corp.    87,772                                       5,316
      Caterpillar, Inc.    266,901                                        19,614
      Cooper Industries Ltd., Class A
      72,442                                                               4,120
      Deere & Co.    194,192                                              12,197
      Dover Corp.    157,706                                               6,258
      Emerson Electric Co.    328,181                                     19,921
  (1) General Electric Co.    8,221,470                                  273,364
      Honeywell International, Inc.    671,080                            25,239
      Illinois Tool Works, Inc.    240,665                                21,785
      Ingersoll-Rand Co., Class A    134,964                               9,271
      Johnson Controls, Inc.    147,168                                    8,308
    o Millipore Corp.    37,784                                            1,991
      Pall Corp.    96,974                                                 2,247
      Parker Hannifin Corp.    91,418                                      5,245
      Snap-On, Inc.    44,189                                              1,419
      W.W. Grainger, Inc.    72,199                                        3,823
                                                                     -----------
                                                                         426,472
      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      292,277                                                             10,370
      CSX Corp.    167,740                                                 5,250
      Norfolk Southern Corp.    302,882                                    8,084
      Union Pacific Corp.    201,337                                      11,344
                                                                     -----------
                                                                          35,048
      REAL PROPERTY  0.4%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    72,500                                               2,318
      Equity Office Properties Trust
      314,006                                                              8,149
      Equity Residential    217,429                                        6,425
      Plum Creek Timber Co., Inc.    144,500                               4,534
      ProLogis    142,400                                                  4,847
      Simon Property Group, Inc.    159,700                                8,242
                                                                     -----------
                                                                          34,515
      RETAIL  6.5%
      --------------------------------------------------------------------------
      Albertson's, Inc.    286,510                                         6,988
    o Autonation, Inc.    209,100                                          3,371
    o AutoZone, Inc.    64,777                                             5,001
    o Bed, Bath & Beyond, Inc.    234,687                                  8,306
      Best Buy Co., Inc.    252,672                                       12,169
    o Big Lots, Inc.    87,567                                             1,072
      Circuit City Stores, Inc.    158,574                                 2,236
      Costco Wholesale Corp.    357,933                                   14,554
      CVS Corp.    311,627                                                13,048
      Dillards, Inc., Class A    62,888                                    1,433
      Dollar General Corp.    260,124                                      5,020
      Family Dollar Stores, Inc.    132,990                                3,705
      Federated Department Stores, Inc.
      140,046                                                              6,711
      The Gap, Inc.    699,936                                            15,888
      Home Depot, Inc.    1,733,711                                       58,461
      J.C. Penney Co., Inc. Holding Co.
      220,106                                                              8,804
    o Kohl's Corp.    267,771                                             12,253
    o Kroger Co.    581,385                                                9,186
      Limitedbrands    363,498                                             7,430
      Lowe's Cos., Inc.    613,519                                        29,891

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The May Department Stores Co.
      225,801                                                              5,990
      Nordstrom, Inc.    108,076                                           4,744
    o Office Depot, Inc.    243,533                                        3,994
      RadioShack Corp.    125,208                                          3,500
    o Safeway, Inc.    345,477                                             7,300
      Sears, Roebuck & Co.    165,710                                      6,078
      Staples, Inc.    389,842                                            11,259
      Target Corp.    711,815                                             31,035
      Tiffany & Co.    113,553                                             4,059
      TJX Cos., Inc.    385,766                                            9,054
    o Toys 'R' Us, Inc.    166,616                                         2,742
  (6) Wal-Mart Stores, Inc.    3,340,791                                 177,095
      Walgreen Co.    798,044                                             29,049
      Winn-Dixie Stores, Inc.    105,395                                     666
                                                                     -----------
                                                                         522,092
      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    60,584                               1,215
      Nucor Corp.    62,905                                                5,262
      United States Steel Corp.    87,046                                  3,320
      Worthington Industries, Inc.    69,657                               1,426
                                                                     -----------
                                                                          11,223
      TELEPHONE  3.7%
      --------------------------------------------------------------------------
      Alltel Corp.    240,168                                             12,489
      AT&T Corp.    621,840                                                9,390
    o AT&T Wireless Services, Inc.
      2,124,531                                                           30,678
    o Avaya, Inc.    346,075                                               5,070
      BellSouth Corp.    1,430,208                                        38,744
      CenturyTel, Inc.    110,133                                          3,413
    o Citizens Communications Co.
      218,457                                                              3,146
    o Nextel Communications, Inc., Class A
      860,271                                                             19,580
    o Qwest Communications International,
      Inc.    1,381,642                                                    5,374
      SBC Communications, Inc.    2,579,833                               65,373
      Sprint Corp. (FON Group)    1,110,436                               20,743
      Verizon Communications, Inc.
      2,158,022                                                           83,170
                                                                     -----------
                                                                         297,170
      TOBACCO  1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    1,599,865                                     76,154
      R.J. Reynolds Tobacco Holdings, Inc.
      67,900                                                               4,885
      UST, Inc.    127,974                                                 4,857
                                                                     -----------
                                                                          85,896
      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.    73,572                                            2,872
      Carnival Corp.    491,712                                           22,919
      Harrah's Entertainment, Inc.    86,097                               4,003
      Hilton Hotels Corp.    296,097                                       5,279
      Marriott International, Inc., Class A
      178,134                                                              8,693
      Starwood Hotels & Resorts Worldwide,
      Inc.    161,921                                                      7,286
                                                                     -----------
                                                                          51,052
      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    134,955                                              8,092
      Ryder Systems, Inc.    50,813                                        2,180
                                                                     -----------
                                                                          10,272
      UTILITIES: ELECTRIC & GAS  2.9%
      --------------------------------------------------------------------------
    o The AES Corp.    481,690                                             4,648
    o Allegheny Energy, Inc.    99,242                                     1,473
      Ameren Corp.    150,280                                              6,716
      American Electric Power Co., Inc.
      307,485                                                              9,566
    o Calpine Corp.    317,541                                             1,226
      Centerpoint Energy, Inc.    235,015                                  2,729
      Cinergy Corp.    140,058                                             5,357
    o CMS Energy Corp.    123,846                                          1,118
      Consolidated Edison, Inc.    187,570                                 7,685
      Constellation Energy Group, Inc.
      132,786                                                              5,119
      Dominion Resources, Inc.    254,282                                 16,137
      DTE Energy Co.    134,383                                            5,398
      Duke Energy Corp.    708,612                                        15,235
    o Dynegy, Inc., Class A    291,051                                     1,222
      Edison International    255,377                                      6,844
      El Paso Corp.    492,325                                             3,885
      Entergy Corp.    178,608                                            10,270
      Exelon Corp.    516,792                                             18,036
      FirstEnergy Corp.    258,545                                        10,109
      FPL Group, Inc.    143,198                                           9,642
      KeySpan Corp.    126,365                                             4,548
      Kinder Morgan, Inc.    96,339                                        5,781
      Nicor, Inc.    35,789                                                1,185
      NiSource, Inc.    204,355                                            4,230
      Peoples Energy Corp.    27,820                                       1,085
    o PG&E Corp.    328,320                                                9,370
      Pinnacle West Capital Corp.    70,250                                2,845
      PPL Corp.    138,648                                                 6,426
      Progress Energy, Inc.    193,355                                     8,148
      Public Service Enterprise Group, Inc.
      185,439                                                              7,232
      Sempra Energy    178,781                                             6,391
      The Southern Co.    575,055                                         16,838
      TECO Energy, Inc.    142,669                                         1,841
      TXU Corp.    236,850                                                 9,394
      Williams Cos., Inc.    399,773                                       4,857
      Xcel Energy, Inc.    311,475                                         5,326
                                                                     -----------
                                                                         237,912

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                         FACE
      SECURITY                                          AMOUNT          VALUE
        RATE, MATURITY DATE                           ($ x 1,000)    ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

      U.S. Treasury Bill,
        1.23%, 09/16/04                                       650            649

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $7,556,282, and the unrealized gains and losses were $1,778,307 and ($1,321,726), respectively.

The fund's portfolio holdings include $852,854 of securities on loan.

                                                         FACE
      SECURITY                                          AMOUNT          VALUE
        RATE, MATURITY DATE                           ($ x 1,000)    ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      11.1% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 4.8%
      --------------------------------------------------------------------------
      Bank of America
        1.30%, 09/20/04                                    14,716         14,715
      Canadian Imperial Bank
      of Commerce/New York
        1.72%, 05/25/05                                    28,000         27,994
        1.41%, 01/31/05                                    31,291         31,287
      Concord Minutemen
      Capital Corp.
        1.32%, 08/09/04                                    13,877         13,861
        1.31%, 08/11/04                                     7,140          7,132
      Credit Lyonnais
       1.08%, 09/30/04                                      4,933          4,933
      Foreningssparbanken AB
        1.52%, 01/18/05                                    62,356         62,346
      Fortis Bank NY
        2.06%, 06/08/05                                     2,154          2,154
        1.78%, 06/06/05                                     1,646          1,645
      Societe Generale
        1.49%, 12/08/04                                    33,852         33,845
        1.31%, 06/14/05                                    29,413         29,403
      Svenska Handelsbanken
        1.39%, 10/27/04                                    34,193         34,190
      Wells Fargo
        1.34%, 08/18/04                                     4,066          4,066
        1.32%, 08/16/04                                    23,938         23,938
      Westdeutsche
      Landesbank AG
        1.51%, 10/12/04                                    15,261         15,260
        1.50%, 01/10/05                                    22,778         22,772
        1.42%, 09/29/04                                    22,789         22,783
        1.38%, 09/23/04                                    31,153         31,146
                                                                     -----------
                                                                         383,470
      SHORT-TERM INVESTMENT  0.4%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
        1.29%, 08/02/04                                    27,147         27,147

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  5.9%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      475,341,777                                                        475,342

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                                                 COST                   VALUE
HOLDINGS BY CATEGORY                           ($x1,000)              ($x1,000)
--------------------------------------------------------------------------------
 99.7% COMMON STOCK                            1,445,093              1,585,410
  0.1% SHORT-TERM
       INVESTMENT                                  1,493                  1,493
  0.0% U.S. TREASURY
       OBLIGATIONS                                   769                    769
--------------------------------------------------------------------------------
 99.8% TOTAL
       INVESTMENTS                             1,447,355              1,587,672
  8.8% COLLATERAL
       INVESTED FOR
       SECURITIES ON
       LOAN                                      140,639                140,639
(8.6)% OTHER ASSETS
       AND LIABILITIES, NET                                            (136,604)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                               1,591,707

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      COMMON STOCK  99.7% of net assets

      AEROSPACE / DEFENSE  1.1%
      --------------------------------------------------------------------------
    o Armor Holdings, Inc.    72,400                                       2,643
    o DRS Technologies, Inc.    62,900                                     2,247
      EDO Corp.    46,900                                                  1,110
    = Engineered Support Systems, Inc.
      60,150                                                               3,373
    o ESCO Technologies, Inc.    29,100                                    1,532
    o Esterline Technologies Corp.    50,100                               1,573
      GenCorp, Inc.    102,300                                             1,208
    o Teledyne Technologies, Inc.    75,100                                1,627
    o Veeco Instruments, Inc.    68,570                                    1,560
                                                                     -----------
                                                                          16,873

      AIR TRANSPORTATION  1.1%
      --------------------------------------------------------------------------
    o AAR Corp.    74,500                                                    775
    o AirTran Holdings, Inc.    195,300                                    2,178
    o Alaska Air Group, Inc.    61,800                                     1,287
    o America West Holdings Corp., Class B
      81,300                                                                 494
    o Atlantic Coast Airlines Holdings, Inc.    112,300                      412
    o Aviall, Inc.    76,000                                               1,524
    o Continental Airlines, Inc., Class B
      155,300                                                              1,396
    o EGL, Inc.    104,300                                                 2,650
    o ExpressJet Holdings, Inc.    126,100                                 1,374
    o Frontier Airlines, Inc.    82,200                                      647
    o Mesa Air Group, Inc.    75,600                                         472
    o Northwest Airlines Corp.    200,900                                  1,734
      SkyWest, Inc.    135,300                                             1,912
                                                                     -----------
                                                                          16,855

      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
    o The Robert Mondavi Corp., Class A
      24,400                                                                 846

      APPAREL  1.6%
      --------------------------------------------------------------------------
 o(9) Aeropostale, Inc.    128,250                                         3,909
      Brown Shoe Co., Inc.    42,700                                       1,376
      The Buckle, Inc.    50,850                                           1,398
      K-Swiss, Inc., Class A    62,200                                     1,119
      Kellwood Co.    62,200                                               2,497
      Kenneth Cole Productions, Inc., Class
      A    46,550                                                          1,494
      Oxford Industries, Inc.    38,100                                    1,508
      Phillips-Van Heusen Corp.    73,200                                  1,389
    o Quiksilver, Inc.    128,800                                          2,777
      Russell Corp.    75,300                                              1,332
    o Stage Stores, Inc.    42,700                                         1,514
      Stride Rite Corp.    91,800                                            955
    o The Warnaco Group, Inc.    108,000                                   2,041
      Wolverine World Wide, Inc.    93,400                                 2,184
                                                                     -----------
                                                                          25,493

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.7%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    68,300                                  1,962
      Arctic Cat, Inc.    34,400                                             933
      Bandag, Inc.    43,700                                               1,951
    o CSK Auto Corp.    107,600                                            1,490
    o Fleetwood Enterprises, Inc.    91,200                                1,226
    o Group 1 Automotive, Inc.    52,200                                   1,552
    o Keystone Automotive Industries, Inc.
      35,700                                                               1,008
      Lithia Motors, Inc., Class A    36,400                                 850
      Modine Manufacturing Co.    78,700                                   2,334
      Monaco Coach Corp.    67,500                                         1,639
      Sonic Automotive, Inc.    67,300                                     1,504
      Superior Industries International, Inc.    62,300                    2,037
    o TBC Corp.    50,000                                                  1,197
    o Tower Automotive, Inc.    139,600                                      440
=o(7) United Defense Industries, Inc.
      121,200                                                              4,200
      Winnebago Industries, Inc.    78,600                                 2,896
                                                                     -----------
                                                                          27,219

      BANKS  6.7%
      --------------------------------------------------------------------------
      Alabama National Bancorp    35,900                                   2,055
      Anchor Bancorp Wisconsin, Inc.    53,300                             1,356
      BancFirst Corp.    18,800                                            1,118
      BankAtlantic Bancorp, Inc., Class A
      128,600                                                              2,346
      Boston Private Financial Holdings, Inc.    62,100                    1,441
      Brookline Bancorp, Inc.    136,900                                   1,948
      Capital City Bank Group, Inc.    30,750                              1,187

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Capitol Bancorp Ltd.    33,800                                         874
      Chemical Financial Corp.    54,687                                   1,889
      City Holding Co.    39,200                                           1,194
      Community Bank System, Inc.    67,900                                1,528
      Community Banks, Inc.    29,135                                        775
      Community First Bankshares, Inc.
      85,100                                                               2,740
      Community Trust Bancorp, Inc.    28,300                                854
      Corus Bankshares, Inc.    65,500                                     2,630
      Dime Community Bancshares, Inc.
      87,575                                                               1,456
      First Charter Corp.    69,900                                        1,576
      First Commonwealth Financial Corp.
      162,000                                                              2,072
      First Federal Capital Corp.    51,700                                1,463
      First Financial Bancorp    102,030                                   1,775
      First Financial Bancshares, Inc.
      36,831                                                               1,474
      First Merchants Corp.    41,230                                      1,025
      First Niagra Financial Group, Inc.
      197,777                                                              2,411
      First Republic Bank    36,000                                        1,559
    o FirstFed Financial Corp.    40,100                                   1,817
      Frontier Financial Corp.    43,800                                   1,472
      Gold Banc Corp., Inc.    92,500                                      1,438
      Hancock Holding Co.    73,434                                        2,205
      Harbor Florida Bancshares, Inc.
      55,000                                                               1,583
      Harleysville National Corp.    56,993                                1,338
      Independent Bank Corp.    34,200                                       969
      Integra Bank Corp.    41,370                                           806
      Irwin Financial Corp.    65,000                                      1,737
    = MAF Bancorp., Inc.    74,825                                         3,004
      Main Street Banks, Inc.    44,900                                    1,229
      Mid-State Bancshares    54,800                                       1,336
      Midwest Banc Holdings, Inc.    41,800                                  794
      National Penn Bancshares, Inc.
      56,510                                                               1,646
      NBT Bancorp., Inc.    76,900                                         1,673
      Net.B@nk, Inc.    108,600                                            1,166
      Oriental Financial Group    46,615                                   1,186
      PFF Bancorp, Inc.    39,100                                          1,436
      PrivateBancorp, Inc.    46,800                                       1,310
      Prosperity Bancshares, Inc.    44,200                                1,071
      Provident Bankshares Corp.    76,194                                 2,277
      Republic Bancorp, Inc.    148,162                                    2,171
      Riggs National Corp.    66,300                                       1,478
      S&T Bancorp, Inc.    61,400                                          2,043
    o S1 Corp.    165,400                                                  1,368
      Sandy Spring Bancorp, Inc.    33,800                                 1,053
      Simmons First National Corp., Class A    33,400                        823
    = Southwest Bancorp of Texas, Inc.
      157,400                                                              3,203
      Sterling Bancorp    37,000                                             998
      Sterling Bancshares, Inc.    105,750                                 1,379
    o Sterling Financial Corp.    50,450                                   1,596
      Suffolk Bancorp    27,100                                              812
      Susquehanna Bancshares, Inc.
      103,075                                                              2,399
      Texas Regional Bancshares, Inc.,
      Class A    71,419                                                    3,177
      Tompkins Trustco, Inc.    17,700                                       826
      Trustco Bank Corp.    174,720                                        2,208
      UMB Financial Corp.    49,793                                        2,496
      Umpqua Holdings Corp.    65,400                                      1,479
      United Community Financial Corp.
      70,700                                                                 822
      Unizan Financial Corp.    50,600                                     1,386
      USB Holding Co., Inc.    46,600                                        965
      WesBanco, Inc.    47,000                                             1,324
      Wintrust Financial Corp.    46,800                                   2,482
                                                                     -----------
                                                                         106,727

      BUSINESS MACHINES & SOFTWARE  2.3%
      --------------------------------------------------------------------------
    o Adaptec, Inc.    256,000                                             1,918
    o Advanced Digital Information Corp.
      150,600                                                              1,343
      Analogic Corp.    31,400                                             1,304
   =o Arbitron, Inc.    71,200                                             2,452
    o Artesyn Technologies, Inc.    90,500                                   675
      Black Box Corp.    42,500                                            1,615
    o Borland Software Corp.    189,400                                    1,566
    o Cray, Inc.    174,500                                                  557
    o Enterasys Networks, Inc.    497,600                                    836
    o FindWhat.com    50,500                                                 823
    o Imagistics International, Inc.    38,400                             1,248
    o Intergraph Corp.    85,221                                           2,249
    o InterVoice, Inc.    84,800                                             747
    o Interwoven, Inc.    94,050                                             707
    o Invision Technologies, Inc.    39,500                                1,962
      Landamerica Financial Group, Inc.
      42,100                                                               1,663
    o LTX Corp.    140,600                                                 1,143
    o McData Corp., Class A    270,700                                     1,394
    o Micromuse, Inc.    180,800                                             814
    o Micros Systems, Inc.    43,000                                       2,091
    o Omnicell, Inc.    52,300                                               764
 o(6) PalmOne, Inc.    106,200                                             4,271
    o PTEK Holdings, Inc.    135,800                                       1,560
    o Scansource, Inc.    28,600                                           1,676
    o Zhone Technologies, Inc.    188,000                                    577
                                                                     -----------
                                                                          35,955

      BUSINESS SERVICES  14.1%
      --------------------------------------------------------------------------
    o @Road, Inc.    123,100                                                 486
      ABM Industries, Inc.    112,900                                      2,031
    o Administaff, Inc.    63,900                                            850
    o Advent Software, Inc.    76,500                                      1,213
    o The Advisory Board Co.    37,400                                     1,194
      Advo, Inc.    70,650                                                 2,189
    o Agile Software Corp.    124,500                                        926
    o Alderwoods Group, Inc.    92,600                                       823
    o Altiris, Inc.    61,400                                              1,542
    o American Superconductor Corp.
      63,900                                                                 648
    o AMN Healthcare Services, Inc.
      67,533                                                                 871
    o Ansys, Inc.    34,200                                                1,622
    o aQuantive, Inc.    144,500                                           1,234

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Ariba, Inc.    105,866                                                 920
    o Ask Jeeves, Inc.    131,100                                          3,812
    o Aspen Technology, Inc.    99,600                                       591
      Bowne & Co., Inc.    81,700                                          1,217
    o Bright Horizons Family Solutions, Inc.
      30,300                                                               1,538
   =o CACI International, Inc., Class A
      67,700                                                               2,783
    o Catalina Marketing Corp.    122,400                                  2,444
      CDI Corp.    44,900                                                  1,281
    o Cell Genesys, Inc.    105,700                                          762
    o Century Business Services, Inc.
      184,415                                                                778
   =o Cerner Corp.    81,800                                               3,681
      Chemed Corp.    22,400                                               1,048
    o Ciber, Inc.    142,200                                               1,066
    o Clarent Corp.    105,200                                                 4
    o Connetics Corp.    82,000                                            2,257
    o CoStar Group, Inc.    37,000                                         1,571
    o Cross Country Healthcare, Inc.
      73,900                                                               1,103
    o CSG Systems International, Inc.
      125,700                                                              2,061
    o CuraGen Corp.    115,600                                               615
    o Dendrite International, Inc.    97,950                               1,460
    o Digital Insight Corp.    82,200                                      1,219
    o Digital River, Inc.    73,200                                        2,057
    o Digitas, Inc.    136,500                                               913
    o Diversa Corp.    101,000                                               906
    o Dot Hill Systems Corp.    104,100                                      864
    o E.piphany, Inc.    184,300                                             737
    o Echelon Corp.    96,800                                                721
    o Eclipsys Corp.    105,900                                            1,590
    o eFunds Corp.    112,600                                              1,842
    o Embarcadero Technologies, Inc.
      63,300                                                                 481
    o Encysive Pharmaceuticals, Inc.
      126,600                                                                781
    o Epicor Software Corp.    101,900                                     1,262
    o eResearch Technology, Inc.    120,100                                2,992
    o Euronet Worldwide, Inc.    71,800                                    1,292
    o Exelixis, Inc.    166,700                                            1,320
    o Exult, Inc.    253,600                                               1,329
    o F5 Networks, Inc.    79,300                                          2,077
    o FileNet Corp.    89,100                                              1,693
    o Forrester Research, Inc.    53,200                                     950
    o FTI Consulting, Inc.    98,400                                       1,698
      G&K Services, Inc., Class A    47,850                                1,843
    o Global Imaging Systems, Inc.    51,700                               1,568
      Grey Global Group, Inc.    3,120                                     2,777
    o Harris Interactive, Inc.    131,600                                    844
    o Heidrick & Struggles International, Inc.
      42,200                                                               1,117
    o Hewitt Associates, Inc., Class A
      70,700                                                               1,888
    o Identix, Inc.    200,932                                             1,083
    o IDT Corp.    49,400                                                    766
    o IDX Systems Corp.    70,600                                          2,120
    o InFocus Corp.    92,400                                                819
    o Informatica Corp.    198,300                                         1,204
    o Infospace, Inc.    71,850                                            2,692
    o infoUSA, Inc.    120,900                                             1,087
    o Internap Network Services Corp.
      595,400                                                                524
    o Internet Security Systems    114,200                                 1,750
    o JDA Software Group, Inc.    67,800                                     722
      John H. Harland Co.    65,600                                        1,857
    o Keane, Inc.    149,200                                               2,204
    o Korn/Ferry International    87,700                                   1,564
    o Labor Ready, Inc.    96,800                                          1,357
    o Lionbridge Technologies, Inc.
      107,800                                                                802
   =o Macrovision Corp.    114,700                                         2,482
    o Magma Design Automation, Inc.
      77,500                                                               1,376
    o Manhattan Associates, Inc.    70,300                                 1,825
    o Mantech International Corp., Class A
      63,100                                                                 902
    o Manugistics Group, Inc.    187,300                                     515
    o MAXIMUS, Inc.    51,700                                              1,653
    o Mentor Graphics Corp.    164,500                                     1,941
    o MicroStrategy, Inc., Class A    33,500                               1,349
    o Mindspeed Technologies, Inc.
      237,100                                                                766
    o MPS Group, Inc.    242,900                                           2,181
    o MRO Software, Inc.    57,300                                           608
      Nautilus Group, Inc.    75,549                                       1,399
    o Navigant Consulting, Inc.    106,800                                 2,237
    o NCO Group, Inc.    73,000                                            1,823
      NDCHealth Corp.    83,200                                            1,748
    o NeighborCare, Inc.    100,700                                        2,582
    o Netegrity, Inc.    80,100                                              524
    o NetIQ Corp.    125,900                                               1,200
      Newcastle Investment Corp.    81,200                                 2,297
    o NIC, Inc.    140,000                                                   875
    o Openwave Systems, Inc.    149,700                                    1,702
    o Opsware, Inc.    184,700                                             1,138
    o Orbital Sciences Corp.    112,500                                    1,288
    o Packeteer, Inc.    77,100                                              723
    o Parametric Technology Corp.
      620,500                                                              2,817
    o Paxar Corp.    91,235                                                1,759
    o PDI, Inc.    33,600                                                    958
    o Per-Se Technologies, Inc.    72,200                                  1,014
    o Pre-Paid Legal Services, Inc.    38,000                                880
    o Priceline.com, Inc.    87,700                                        2,077
    o Progress Software Corp.    84,400                                    1,741
    o ProQuest Co.    65,700                                               1,643
    o QAD, Inc.    74,900                                                    762
   =o R.H. Donnelley Corp.    72,900                                       3,308
    o RealNetworks, Inc.    386,900                                        2,182
      Renaissance Learning, Inc.    71,900                                 1,531
    o Resources Connection, Inc.    53,000                                 2,055
    o Retek, Inc.    135,400                                                 550
    o RSA Security, Inc.    142,600                                        2,655
    o SafeNet, Inc.    54,900                                              1,595
    o Sapient Corp.    281,800                                             1,970
    o Seachange International, Inc.    62,300                                915
    o Secure Computing Corp.    85,000                                       588
    o Seebeyond Technology Corp.
      195,000                                                                589
    o Serena Software, Inc.    95,200                                      1,466

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o SonicWALL, Inc.    164,600                                           1,091
    o SourceCorp    37,800                                                   889
      Spartech Corp.    71,500                                             1,709
    o Spherion Corp.    139,600                                            1,208
    o SRA International, Inc., Class A
      40,100                                                               1,705
      SS&C Technologies, Inc.    45,900                                      925
      The Standard Register Co.    57,200                                    627
      Startek, Inc.    33,400                                              1,026
      Strayer Education, Inc.    30,600                                    2,981
    o SupportSoft, Inc.    100,400                                           885
    o Symyx Technologies, Inc.    74,000                                   1,427
    o TeleTech Holdings, Inc.    173,700                                   1,520
    o Telik, Inc.    101,100                                               1,998
    o Tetra Technologies, Inc.    50,200                                   1,323
    o Transaction Systems Architects, Inc.,
      Class A    87,300                                                    1,493
=o(10)Tularik, Inc.    155,700                                             3,883
   =o United Online, Inc.    143,600                                       2,240
    o URS Corp.    94,500                                                  2,282
    o Valueclick, Inc.    184,500                                          1,915
    o Verity, Inc.    86,000                                                 957
    o Vignette Corp.    632,000                                              904
    o Waste Connections, Inc.    102,150                                   2,948
    o Watson Wyatt & Co. Holdings    75,800                                1,981
    o WebEx Communications, Inc.
      101,900                                                              2,091
    o webMethods, Inc.    122,500                                            584
    o Websense, Inc.    53,900                                             2,058
    o Wind River Systems, Inc.    189,000                                  1,852
    o Wireless Facilities, Inc.    151,600                                 1,134
 o(1) Wynn Resorts Ltd.    189,800                                         6,791
                                                                     -----------
                                                                         224,549

      CHEMICALS  2.1%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    69,800                                          1,453
      Amcol International Corp.    67,700                                  1,361
      Arch Chemicals, Inc.    54,200                                       1,544
      Brady Corp., Class A    50,500                                       2,283
      Crompton Corp.    268,200                                            1,601
    o Entegris, Inc.    169,300                                            1,507
      Ferro Corp.    98,300                                                1,957
      Georgia Gulf Corp.    76,500                                         2,720
      H.B. Fuller Co.    66,400                                            1,775
      MacDermid, Inc.    71,000                                            2,077
      Millennium Chemicals, Inc.    150,200                                2,651
    o NewMarket Corp    39,100                                               775
    o OM Group, Inc.    66,300                                             2,123
    o PolyOne Corp.    214,100                                             1,548
    o Rogers Corp.    37,000                                               1,830
      Rollins, Inc.    105,250                                             2,436
      Tredegar Corp.    88,600                                             1,460
    o Trex Co., Inc.    34,400                                             1,534
      WD-40 Co.    39,700                                                  1,047
                                                                     -----------
                                                                          33,682

      CONSTRUCTION  1.9%
      --------------------------------------------------------------------------
      American Woodmark Corp.    18,900                                    1,076
    = Beazer Homes USA, Inc.    30,769                                     2,874
    o Ceradyne, Inc.    37,150                                             1,425
      Eagle Materials, Inc.    43,200                                      2,850
      ElkCorp    46,550                                                    1,016
    o EMCOR Group, Inc.    35,200                                          1,523
      Granite Construction, Inc.    97,425                                 1,733
    o Insituform Technologies, Inc., Class A
      62,400                                                               1,121
    o Integrated Electrical Services, Inc.
      82,600                                                                 700
      M/I Homes, Inc.    32,600                                            1,238
    o Mastec, Inc.    119,400                                                745
    o NCI Building Systems, Inc.    44,700                                 1,377
    o Palm Harbor Homes, Inc.    54,600                                      875
    o Quanta Services, Inc.    269,700                                     1,694
    = Simpson Manufacturing Co., Inc.
      55,200                                                               3,092
    o Surebeam Corp., Class A    132,000                                       2
      Texas Industries, Inc.    48,700                                     2,086
    o USG Corp.    101,100                                                 1,743
      Walter Industries, Inc.    87,100                                    1,215
    o WCI Communities, Inc.    103,000                                     2,218
                                                                     -----------
                                                                          30,603

      CONSUMER DURABLES  1.2%
      --------------------------------------------------------------------------
    o Champion Enterprises, Inc.    163,000                                1,586
    o Genlyte Group, Inc.    30,500                                        1,900
    o Griffon Corp.    68,800                                              1,443
      Haverty Furniture Cos., Inc.    43,500                                 809
    o Helen of Troy Ltd.    64,400                                         2,018
      Kimball International, Inc., Class B
      88,200                                                               1,213
    = La-Z-Boy, Inc.    123,400                                            2,132
    o Red Robin Gourmet Burgers, Inc.
      37,600                                                               1,282
    o Select Comfort Corp.    83,800                                       1,712
      Thomas Industries, Inc.    40,700                                    1,262
      Toro Co.    54,700                                                   3,583
                                                                     -----------
                                                                          18,940

      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Greif, Inc., Class A    51,200                                       1,903
    o Silgan Holdings, Inc.    41,200                                      1,982
                                                                     -----------
                                                                           3,885

      ELECTRONICS  8.1%
      --------------------------------------------------------------------------
    o Actel Corp.    60,100                                                  903
      Acuity Brands, Inc.    99,000                                        2,361
      Agilysys, Inc.    76,800                                             1,144
    o Anixter International, Inc.    83,800                                2,806
    o Arris Group, Inc.    202,800                                           891
    o Artisan Components, Inc.    53,000                                   1,290
    o Aspect Communications Corp.
      135,100                                                              1,144
    o Asyst Technologies, Inc.    108,700                                    629
    o ATMI, Inc.    72,700                                                 1,480
    o Avanex Corp.    317,400                                                936
    o Axcelis Technologies, Inc.    229,900                                2,145
    o Belden CDT, Inc.    109,937                                          2,138
   =o Benchmark Electronics, Inc.    94,750                                2,708
    o Biolase Technology, Inc.    58,100                                     536
    o Brooks Automation, Inc.    104,324                                   1,503

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Bruker BioSciences Corp.    206,700                                    841
      C&D Technologies, Inc.    58,700                                       922
    o C-COR.net Corp.    100,600                                             817
   =o Cabot Microelectronics Corp.    57,400                               2,037
    o CCC Information Services Group, Inc.
      63,200                                                               1,136
    o Celera Genomics Group - Applera
      Corp.    168,500                                                     1,978
    o Cepheid, Inc.    94,000                                                836
    o Checkpoint Systems, Inc.    83,000                                   1,428
    o ChipPAC, Inc., Class A    227,700                                    1,134
    o Cirrus Logic, Inc.    195,300                                        1,187
   =o CMGI, Inc.    925,300                                                1,277
    o Coherent, Inc.    69,800                                             1,837
      Cohu, Inc.    49,700                                                   941
    o CommScope, Inc.    142,800                                           2,942
    o Comtech Telecommunications    32,900                                   655
    o Corvis Corp.    1,109,100                                            1,242
    o Cox Radio, Inc., Class A    97,800                                   1,695
    o Credence Systems Corp.    163,500                                    1,465
      CTS Corp.    83,800                                                    961
      Cubic Corp.    63,700                                                1,290
    o Cyberonics    54,800                                                 1,533
    o Daktronics, Inc.    44,500                                           1,153
    o Dionex Corp.    48,300                                               2,279
    o DSP Group, Inc.    67,000                                            1,321
    o Dupont Photomasks, Inc.    42,400                                      693
    o Electro Scientific Industries, Inc.
      64,800                                                               1,669
    o ESS Technology, Inc.    92,600                                         634
    o Exar Corp.    94,500                                                 1,273
    o Excel Technology, Inc.    27,500                                       737
    o Faro Technologies, Inc.    31,400                                      739
    o FEI Co.    77,600                                                    1,561
    o FuelCell Energy, Inc.    109,300                                     1,086
    o Genesis Microchip, Inc.    75,200                                      864
    o Harmonic, Inc.    168,300                                            1,096
    o Hollywood Entertainment Corp.
      139,900                                                              1,806
    o Hutchinson Technology, Inc.    60,300                                1,343
    o Integrated Silicon Solutions, Inc.
      81,200                                                                 684
    o Intermagnetics General Corp.    39,314                               1,512
    o Kopin Corp.    166,600                                                 638
    o Kulicke & Soffa Industries, Inc.
      118,900                                                                929
   =o Lattice Semiconductor Corp.    263,800                               1,293
    o Littelfuse, Inc.    51,000                                           1,979
   =o Macromedia, Inc.    161,100                                          3,254
    o Mattson Technology, Inc.    115,500                                  1,027
    o Mercury Computer Systems, Inc.
      50,100                                                               1,193
      Methode Electronics, Class A    85,200                               1,110
    o Microsemi Corp.    139,600                                           1,710
    o MRV Communications, Inc.    260,100                                    784
      MTS Systems Corp.    49,900                                          1,071
    o Mykrolis Corp.    97,200                                               972
    o Netopia, Inc.    56,600                                                207
    o Newport Corp.    91,000                                              1,305
    o Oplink Communications, Inc.    359,900                                 644
      Park Electrochemical Corp.    46,950                                 1,079
    o Photon Dynamics, Inc.    38,000                                      1,045
    o Pinnacle Systems, Inc.    162,900                                      643
    o Pixelworks, Inc.    104,200                                          1,020
    o Plexus Corp.    99,500                                               1,115
    o Power Integrations, Inc.    72,700                                   1,467
    o Power-One, Inc.    195,200                                           1,712
    o Powerwave Technologies, Inc.
      275,400                                                              1,526
    o Quantum Corp.    430,500                                             1,050
    o Rayovac Corp.    80,400                                              2,149
    o Remec, Inc.    142,800                                                 668
    o Rofin-Sinar Technologies, Inc.    35,100                               745
    o Rudolph Technologies, Inc.    38,700                                   619
    o ScanSoft, Inc.    246,800                                            1,007
    o Silicon Image, Inc.    172,200                                       2,065
    o Silicon Storage Technology, Inc.
      223,800                                                              1,486
      Spectralink Corp.    43,100                                            397
    o Standard Microsystems Corp.    42,600                                  733
    o Stratex Networks, Inc.    207,800                                      515
    o Superconductor Technologies, Inc.
      161,000                                                                161
    o Synaptics, Inc.    58,700                                              868
    o Technitrol, Inc.    94,600                                           1,750
    o Tekelec    144,100                                                   2,800
    o Terayon Communication Systems
      Corp. 185,600                                                          323
    o THQ, Inc.    89,650                                                  1,708
    o Transmeta Corp.    405,200                                             458
    o Triquint Semiconductor, Inc.    315,100                              1,276
    o TTM Technologies, Inc.    92,000                                     1,056
   =o Varian, Inc.    79,400                                               3,009
    o Viasat, Inc.    61,000                                               1,105
    o Vicor Corp.    72,200                                                  968
    o Wilson Greatbatch Technologies, Inc.
      50,400                                                               1,104
    o Zoran Corp.    99,700                                                1,764
                                                                     -----------
                                                                         128,725

      ENERGY: RAW MATERIALS  3.2%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.    32,300                                      1,249
      Berry Petroleum Co., Class A    48,300                               1,462
      Cabot Oil & Gas Corp.    76,500                                      3,364
      CARBO Ceramics, Inc.    36,600                                       2,592
    o Cimarex Energy Co.    95,600                                         3,110
    o Denbury Resources, Inc.    127,000                                   2,775
    o Grey Wolf, Inc.    437,000                                           1,962
    o Hanover Compressor Co.    198,700                                    2,333
    o Headwaters, Inc.    77,600                                           2,153
    o Hydril Co.    36,800                                                 1,312
    o KFX, Inc.    129,100                                                 1,024
    o Kirby Corp.    56,100                                                2,165
    o McDermott International, Inc.    153,400                             1,637
      NL Industries, Inc.    113,200                                       1,478
    o Offshore Logistics, Inc.    52,200                                   1,511
    o Oil States International, Inc.
      113,200                                                              1,863
      Penn Virginia Corp.    42,600                                        1,606
      Range Resources Corp.    142,200                                     2,382
    o Seacor Holdings, Inc.    42,250                                      1,787
    o Southwestern Energy Co.    82,800                                    2,665
    o Swift Energy Co.    63,500                                           1,441

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o TC Pipelines L.P.    39,500                                          1,353
    o Unit Corp.    105,500                                                3,402
      USEC, Inc.    193,900                                                1,646
    o W-H Energy Services, Inc.    63,100                                  1,268
      World Fuel Services Corp.    24,800                                    942
                                                                          ------
                                                                          50,482

      FOOD & AGRICULTURE  1.4%
      --------------------------------------------------------------------------
      American Italian Pasta Co., Class A
      42,300                                                               1,244
    o Chiquita Brands International, Inc.
      94,000                                                               1,837
      Delta & Pine Land Co.    89,800                                      2,016
      Farmers Brothers Co.    32,600                                         844
    o Fisher Communications, Inc.    19,800                                  992
    o Hain Celestial Group, Inc.    84,300                                 1,393
      Interstate Bakeries    108,100                                       1,062
      Lance, Inc.    67,200                                                1,011
    o Ralcorp Holdings, Inc.    70,166                                     2,559
      Sanderson Farms, Inc.    45,800                                      2,209
      Sensient Technologies Corp.    109,200                               2,254
    o Tejon Ranch Co.    33,900                                            1,129
    o United Natural Foods, Inc.    90,300                                 1,957
    o VistaCare, Inc., Class A    36,300                                     670
    o Wild Oats Markets, Inc.    71,900                                      906
                                                                          ------
                                                                          22,083

      GOLD  0.0%
      --------------------------------------------------------------------------
      Royal Gold, Inc.    47,900                                             673

      HEALTHCARE / DRUGS & MEDICINE  11.4%
      --------------------------------------------------------------------------
    o aaiPharma, Inc.    68,950                                              291
   =o Abgenix, Inc.    208,000                                             2,033
    o Accelrys, Inc.    59,100                                               449
    o Advanced Medical Optics, Inc.    68,800                              2,618
    o Advanced Neuromodulation Systems,
      Inc.    46,400                                                       1,487
    o Albany Molecular Research, Inc.
      75,600                                                                 898
    o Alexion Pharmaceuticals, Inc.    52,200                                831
      Alpharma, Inc., Class A    93,300                                    1,534
    o American Healthways, Inc.    75,100                                  2,045
    o American Medical Systems Holdings,
      Inc.    77,400                                                       2,463
    o AMERIGROUP Corp.    56,300                                           2,700
    o Amsurg Corp.    70,050                                               1,664
    o Antigenics, Inc.    108,700                                            824
    o Ariad Pharmaceuticals, Inc.    124,500                                 687
      Arrow International, Inc.    101,600                                 2,816
    o Arthrocare Corp.    49,400                                           1,316
    o Atherogenics, Inc.    86,000                                         1,237
    o Atrix Labs, Inc.    51,100                                           1,646
    o Beverly Enterprises, Inc.    252,200                                 1,987
    o BioMarin Pharmaceuticals, Inc.
      152,600                                                                873
    o Biosite, Inc.    36,500                                              1,613
      Cambrex Corp.    61,900                                              1,365
    o Centene Corp.    47,650                                              1,858
    o Cima Labs, Inc.    33,900                                            1,148
    o Conmed Corp.    69,900                                               1,549
    o Corvel Corp.    26,200                                                 671
    o Cubist Pharmaceuticals, Inc.    96,100                                 998
    o CV Therapeutics, Inc.    72,000                                        964
      Datascope Corp.    34,600                                            1,201
    o Dendreon Corp.    130,300                                            1,200
    = Diagnostic Products Corp.    67,500                                  2,710
    o Digene Corp.    46,500                                               1,588
    o Discovery Laboratories, Inc.    104,900                                807
    o DJ Orthopedics, Inc.    48,600                                         865
    o Encore Medical Corp.    98,900                                         547
    o Enzo Biochem, Inc.    71,761                                           979
    o Enzon Pharmaceuticals, Inc.    101,500                               1,260
    o Epix Medical, Inc.    54,600                                           986
    o First Horizon Pharmaceutical Corp.
      84,100                                                               1,469
    o Genesis HealthCare Corp.    47,250                                   1,269
    o Genta, Inc.    184,600                                                 318
    o Geron Corp.    96,900                                                  625
    o Haemonetics Corp.    58,000                                          1,740
    o HealthExtras, Inc.    75,200                                         1,116
    o ICU Medical, Inc.    31,800                                            884
    o Ii-Vi, Inc.    33,400                                                  990
    o Ilex Oncology, Inc.    90,200                                        2,272
    o Immucor, Inc.    68,250                                              1,383
    o Impax Laboratories, Inc.    135,300                                  1,914
    o Incyte Corp.    169,700                                              1,044
    o Inspire Pharmaceuticals, Inc.    73,400                                961
    o Integra LifeSciences Holdings Corp.
      65,200                                                               2,060
    o InterMune, Inc.    76,700                                              920
    o Intuitive Surgical, Inc.    76,900                                   1,759
    = Invacare Corp.    69,900                                             2,834
    o Inveresk Research Group, Inc.
      87,300                                                               3,169
    o Inverness Medical Innovations, Inc.
      47,900                                                                 812
    o Isis Pharmaceuticals, Inc.    129,600                                  654
    o Kindred Healthcare, Inc.    82,800                                   2,008
    o Kyphon, Inc.    91,200                                               2,465
      Landauer, Inc.    20,900                                               918
    o Lexicon Genetics, Inc.    150,900                                      914
   =o LifePoint Hospitals, Inc.    87,400                                  2,920
    o Ligand Pharmaceuticals, Inc., Class B
      170,800                                                              2,359
    o Medarex, Inc.    183,100                                             1,124
      Mentor Corp.    97,300                                               3,064
    o Merit Medical Systems, Inc.    62,054                                1,047
=o(3) MGI Pharma, Inc.    163,100                                          4,568
      Mine Safety Appliances Co.    85,200                                 3,165
    o Myriad Genetics, Inc.    64,900                                        889
    o Nabi Biopharmaceuticals    135,800                                   1,568
    o Nektar Therapeutics    181,300                                       3,180
    o Noven Pharmacuticals, Inc.    53,800                                 1,087
    o NPS Pharmacuticals, Inc.    86,900                                   1,621
      Oakley, Inc.    159,500                                              1,723
    o Ocular Sciences, Inc.    55,500                                      2,449
    o Odyssey HealthCare, Inc.    84,550                                   1,453
    o Onyx Pharmaceuticals, Inc.    78,300                                 2,672
    o Orthodontic Centers of America, Inc.
      118,900                                                                804
      Owens & Minor, Inc.    90,500                                        2,323

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Parexel International Corp.    61,500                                1,181
   =o Pediatrix Medical Group, Inc.    56,700                              3,586
      Perrigo Co.    163,400                                               2,722
      PolyMedica Corp.    61,300                                           1,867
    o Priority Healthcare Corp., Class B
      84,700                                                               1,897
    o Province Healthcare Co.    114,100                                   1,658
    o PSS World Medical, Inc.    153,000                                   1,498
    o Regeneron Pharmaceuticals, Inc.
      123,200                                                              1,055
    o RehabCare Group, Inc.    37,900                                        908
   =o Resmed, Inc.    78,200                                               3,832
    o Serologicals Corp.    56,600                                         1,109
    o Sierra Health Services, Inc.    64,200                               2,838
    o Sola International, Inc.    73,600                                   1,197
    o Sunrise Senior Living, Inc.    48,100                                1,698
    o SuperGen, Inc.    88,000                                               457
    o SurModics, Inc.    41,200                                              985
    o Sybron Dental Specialties, Inc.
      88,700                                                               2,386
    o Tanox, Inc.    102,900                                               1,612
    o Thoratec Corp.    130,700                                            1,333
    o Transkaryotic Therapies, Inc.    80,000                              1,193
    o United Surgical Partners International,
      Inc.    65,900                                                       2,322
    o United Therapeutics Corp.    50,700                                  1,255
    o US Oncology, Inc.    199,572                                         2,968
    o USANA Health Sciences, Inc.    45,800                                1,363
    o Ventana Medical Systems, Inc.                                        1,872
      37,500
    o Vertex Pharmaceuticals, Inc.    185,800                              1,715
    o Viasys Healthcare, Inc.    72,900                                    1,104
   =o Vicuron Pharmaceuticals, Inc.                                        1,302
      129,400
   =o Visx, Inc.    113,300                                                2,426
      West Pharmaceutical Services, Inc.
      34,000                                                               1,295
    o Wright Medical Group, Inc.    76,400                                 2,111
    o XOMA Ltd.    195,400                                                   711
                                                                     -----------
                                                                         180,678

      HOUSEHOLD PRODUCTS  0.1%
      --------------------------------------------------------------------------
    o Elizabeth Arden, Inc.    59,500                                      1,170
    o Playtex Products, Inc.    141,500                                    1,001
                                                                     -----------
                                                                           2,171

      INSURANCE  3.2%
      --------------------------------------------------------------------------
      Alfa Corp.    185,600                                                2,509
    o Argonaut Group, Inc.    64,200                                       1,204
      Baldwin & Lyons, Inc., Class B                                         923
      36,100
    o CNA Surety Corp.    102,500                                          1,047
      Commerce Group, Inc.    75,300                                       3,645
      Delphi Financial Group, Inc., Class A
      72,656                                                               2,946
      FBL Financial Group, Inc., Class A
      64,700                                                               1,720
      Great American Financial Resources,
      Inc.    110,250                                                      1,671
      Harleysville Group, Inc.    69,100                                   1,306
      Hooper Holmes, Inc.    155,500                                         720
      Horace Mann Educators Corp.                                          1,681
      100,300
      Kansas City Life Insurance Co.                                       1,227
      27,500
      Liberty Corp.    44,700                                              1,962
    o Navigators Group, Inc.    29,600                                       888
    o Ohio Casualty Corp.    141,700                                       2,650
    o Philadelphia Consolidated Holding Co.
      50,500                                                               2,761
      Presidential Life Corp.    70,000                                    1,229
    o ProAssurance Corp.    67,296                                         2,133
      RLI Corp.    58,250                                                  2,144
      Selective Insurance Group, Inc.
      63,300                                                               2,279
      State Auto Financial Corp.    91,400                                 2,827
      Sterling Financial Corp.    51,250                                   1,245
      Stewart Information Services Corp.
      38,400                                                               1,361
    o Triad Guaranty, Inc.    33,700                                       1,833
    o UICI    107,300                                                      2,567
      United Fire & Casualty Co.    22,800                                 1,403
    o USI Holdings Corp.    109,400                                        1,532
      Zenith National Insurance Corp.
      42,600                                                               1,826
                                                                     -----------
                                                                          51,239

      MEDIA  2.1%
      --------------------------------------------------------------------------
    o Adolor Corp.    90,700                                                 966
    o AMC Entertainment, Inc.    85,300                                    1,628
    o Applied Films Corp.    34,500                                          643
      Banta Corp.    56,800                                                2,256
      Blockbuster, Inc., Class A    85,600                                 1,136
    o CNET Networks, Inc.    331,300                                       3,025
    o Consolidated Graphics, Inc.    31,200                                1,357
    o Entravision Communications Corp.,
      Class A      137,400                                                   971
    o Gaylord Entertainment Co.    91,300                                  2,662
      Gray Television, Inc.    105,500                                     1,258
    o Information Holdings, Inc.    49,700                                 1,357
    o Insight Communications Co.    121,700                                1,071
    o Journal Register Co.    96,900                                       1,880
    o Lin TV Corp., Class A    61,400                                      1,114
    o Mediacom Communications Corp.,
      Class A      238,600                                                 1,568
      Movie Gallery, Inc.    76,200                                        1,325
    o Primedia, Inc.    611,600                                            1,468
      Pulitzer, Inc.    21,700                                             1,004
      Regal Entertainment Group, Class A
      123,900                                                              2,333
    o Salem Communications Corp., Class A
      42,400                                                               1,077
    o Sinclair Broadcast Group, Inc., Class A
      109,100                                                              1,081
    o Spanish Broadcasting System, Class A
      117,000                                                              1,005
    o Tivo, Inc.    179,800                                                1,016
    o Valuevision Media, Inc., Class A
      86,500                                                               1,000
                                                                     -----------
                                                                          34,201

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS  0.3%
      --------------------------------------------------------------------------
    o Coinstar, Inc.    50,600                                             1,030
    o NetFlix, Inc.    120,200                                             2,464
    o Salix Pharmaceuticals Ltd.    76,200                                 1,624
                                                                     -----------
                                                                           5,118

      MISCELLANEOUS FINANCE  5.4%
      --------------------------------------------------------------------------
      1st Source Corp.    50,200                                           1,209
      Amcore Financial, Inc.    57,850                                     1,634
    o Bankunited Financial Corp., Class A
      69,300                                                               1,860
      Blackrock, Inc., Class A    41,400                                   2,565
    o Boca Resorts, Inc., Class A    91,800                                1,790
      Cash America International, Inc.
      65,400                                                               1,468
    = Cathay General Bancorp., Inc.    57,500                              3,853
      Central Pacific Financial Co.    37,700                              1,021
      CharterMac    96,900                                                 1,885
    o The Commercial Capital Bancorp, Inc.
      122,233                                                              2,685
      Commercial Federal Corp.    94,200                                   2,480
    o CompuCredit Corp.    111,100                                         1,748
    o Corrections Corp. of America    80,800                               3,046
      CVB Financial Corp.    113,474                                       2,344
    = Downey Financial Corp.    65,300                                     3,510
  (8) East-West Bancorp, Inc.    116,400                                   3,925
    o eSpeed, Inc., Class A    72,100                                        777
      Fidelity Bankshares, Inc.    35,200                                  1,203
    o Financial Federal Corp.    42,700                                    1,373
      First Community Bancorp    34,800                                    1,383
      First Financial Corp. Indiana    31,700                              1,011
      First Financial Holdings, Inc.    29,000                               845
      Glacier Bancorp, Inc.    57,287                                      1,517
      Hudson River Bancorp    70,100                                       1,211
      IBERIABANK Corp.    14,700                                             825
      Independent Bank Corp. Michigan
      46,420                                                               1,187
    o Investment Technology Group, Inc.
      103,100                                                              1,355
   =o La Quinta Corp.    428,400                                           3,282
    o LabOne, Inc.    38,900                                               1,148
      LaBranche & Co., Inc.    138,200                                     1,132
      MB Financial, Inc.    65,100                                         2,372
      MCG Capital Corp.    90,000                                          1,463
    o Meritage Corp.    30,500                                             1,888
      The Midland Co.    43,700                                            1,248
    o National Western Life Insurance Co.,
      Class A    7,700                                                     1,231
    = New Century Financial Corp.    77,800                                3,660
      Northwest Bancorp, Inc.    111,249                                   2,330
    o Ocwen Financial Corp.    157,500                                     1,395
    o Portfolio Recovery Associates, Inc.
      35,700                                                                 945
      Provident Financial Services, Inc.
      25,838                                                                 456
    o Saxon Capital, Inc.    66,900                                        1,573
      United Community Banks, Inc. Georgia
      79,800                                                               1,838
 o(2) UnitedGlobalCom, Inc., Class A
      898,200                                                              5,695
      Value Line, Inc.    23,700                                             833
      Waypoint Financial Corp.    77,400                                   2,125
    o World Acceptance Corp.    41,800                                       894
                                                                     -----------
                                                                          85,218

      NON-DURABLES & ENTERTAINMENT  2.7%
      --------------------------------------------------------------------------
    o AFC Enterprises, Inc.    67,900                                      1,460
   =o CEC Entertainment, Inc.    86,350                                    3,139
      Churchill Downs, Inc.    30,700                                      1,183
    o CKE Restaurants, Inc.    134,900                                     1,945
    o Electronics Boutique Holdings Corp.
      56,000                                                               1,406
      Handleman Co.    57,500                                              1,235
    o Hibbet Sporting Goods, Inc.    55,350                                1,055
      IHOP Corp.    48,800                                                 1,805
    o Isle of Capri Casinos, Inc.    68,100                                1,101
    o Jack in the Box, Inc.    85,400                                      2,724
      Landry's Restaurants, Inc.    64,200                                 1,941
    o Leapfrog Enterprises, Inc.    69,600                                 1,378
      Lone Star Steakhouse & Saloon, Inc.
      49,600                                                               1,202
    o P.F. Chang's China Bistro, Inc.
      59,100                                                               2,626
    o Papa John's International, Inc.    41,000                            1,245
    o Penn National Gaming, Inc.    92,100                                 3,316
    o Rare Hospitality International Inc.
      78,850                                                               2,224
      Riviana Foods, Inc.    35,200                                          904
      Russ Berrie & Co., Inc.    49,100                                      935
    o Ryan's Restaurant Group, Inc.    98,750                              1,431
    o Sotheby's Holdings, Inc., Class A
      104,800                                                              1,675
    o The Steak N Shake Co.    63,000                                      1,079
    o Stewart Enterprises, Inc., Class A
      242,300                                                              1,686
      The Topps Co., Inc.    94,900                                          896
      Triarc Cos., Class B    140,800                                      1,374
      Tupperware Corp.    137,300                                          2,357
                                                                     -----------
                                                                          43,322

      NON-FERROUS METALS  0.8%
      --------------------------------------------------------------------------
    o Century Aluminum Co.    66,800                                       1,573
      Commercial Metals Co.    68,166                                      2,361
    o Hecla Mining Co.    276,000                                          1,490
      Minerals Technologies, Inc.    46,500                                2,598
      Reliance Steel & Aluminum Co.                                        3,001
      75,375
      Southern Peru Copper Corp.    33,500                                 1,311
                                                                     -----------
                                                                          12,334

      OIL: DOMESTIC  2.7%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc.    89,500                               2,775
    o Comstock Resources, Inc.    78,600                                   1,654
    o Encore Acquisition Co.    71,000                                     2,092
    o Energy Partners Ltd.    74,500                                       1,165
      Frontier Oil Corp.    60,300                                         1,293
    o Global Industries Ltd.    258,600                                    1,306
      Holly Corp.    36,400                                                1,435
    o KCS Energy, Inc.    114,100                                          1,686

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Magnum Hunter Resources, Inc.
      162,100                                                              1,738
    o Plains Exploration & Production Co.
      178,678                                                              3,725
    o Quicksilver Resource, Inc.    114,400                                3,623
    o Remington Oil & Gas Corp.    62,100                                  1,469
    o Spinnaker Exploration Co.    78,400                                  2,804
      St. Mary Land & Exploration Co.
      66,700                                                               2,289
    o Stone Energy Corp.    61,340                                         2,775
    o Superior Energy Services, Inc.
      172,100                                                              1,924
 o(4) Tesoro Petroleum Corp.    151,700                                    4,399
    o Universal Compression Holdings, Inc.
      72,800                                                               2,389
      Vintage Petroleum, Inc.    149,400                                   2,555
                                                                     -----------
                                                                          43,096

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
    o August Technology Corp.    42,800                                      443
    o Photronics, Inc.    75,100                                           1,087
                                                                     -----------
                                                                           1,530

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.    88,600                                   951
    o Caraustar Industries, Inc.    67,300                                   939
      Chesapeake Corp.    42,900                                             996
      Glatfelter    101,200                                                1,349
      Longview Fibre Co.    119,100                                        1,538
      Potlatch Corp.    68,300                                             2,738
      Rock-Tennessee Co., Class A    81,200                                1,151
      Universal Forest Products, Inc.
      42,000                                                               1,275
      Wausau-Mosinee Paper Corp.
      120,525                                                              1,873
                                                                     -----------
                                                                          12,810

      PRODUCER GOODS & MANUFACTURING  6.1%
      --------------------------------------------------------------------------
    o Actuant Corp., Class A    54,400                                     1,983
    o Advanced Energy Industries, Inc.
      74,400                                                                 734
    o Aeroflex, Inc.    171,400                                            1,901
      Albany International Corp., Class A
      68,483                                                               2,049
      Applied Industrial Technologies, Inc.
      45,700                                                               1,461
    = Aptargroup, Inc.    84,000                                           3,554
      Baldor Electric Co.    76,720                                        1,755
      Barnes Group, Inc.    54,300                                         1,409
      Clarcor, Inc.    58,650                                              2,581
    o Cuno, Inc.    39,400                                                 2,075
      Curtiss-Wright Corp.    48,600                                       2,612
      Federal Signal Corp.    111,900                                      1,903
      Franklin Electric Co., Inc.    50,000                                1,894
    o Gardner Denver, Inc.    46,100                                       1,235
      Helix Technology Corp.    60,400                                       872
 =(5) Hughes Supply, Inc.    70,750                                        4,310
    = IDEX Corp.    113,900                                                3,655
    o Ionics, Inc.    52,900                                               1,430
    o Jacuzzi Brands, Inc.    174,500                                      1,347
    o Jarden Corp.    62,300                                               2,252
      JLG Industries, Inc.    100,100                                      1,401
      Kaydon Corp.    65,700                                               1,914
    = Kennametal, Inc.    83,400                                           3,670
   =o Kos Pharmaceuticals, Inc.    85,300                                  2,522
      Lennox International, Inc.    143,100                                2,521
      Libbey, Inc.    32,591                                                 733
      Lincoln Electric Holdings, Inc.    93,100                            3,166
    o Lone Star Technologies, Inc.    66,400                               2,213
      Manitowoc Co., Inc.    61,762                                        2,094
      Matthews International Corp., Class A
      74,400                                                               2,550
    o Maverick Tube Corp.    97,900                                        2,823
    o Moog, Inc., Class A    60,050                                        2,184
      MSC Industrial Direct Co., Class A
      96,500                                                               3,021
      NACCO Industries, Inc., Class A
      14,350                                                               1,312
    o Oceaneering International, Inc.
      58,200                                                               1,925
    o Plug Power, Inc.    168,800                                          1,053
      Regal Beloit Corp.    57,500                                         1,208
    o Safeguard Scientifics, Inc.    277,300                                 527
      Sauer-Danfoss, Inc.    112,000                                       1,900
    o Sequa Corp., Class A    23,800                                       1,242
    o The Shaw Group, Inc.    145,500                                      1,443
    o Sonic Solutions, Inc.    50,100                                        882
      Steelcase, Inc., Class A    113,300                                  1,479
      Stewart & Stevenson Services, Inc.
      68,700                                                               1,082
      Tecumseh Products Co., Class A
      42,700                                                               1,743
      Tennant Co.    21,600                                                  798
    o Triumph Group, Inc.    37,200                                        1,227
    o Tyler Technologies, Inc.    96,000                                     883
    o Ultratech Stepper, Inc.    56,100                                      699
      Valmont Industries, Inc.    55,400                                   1,209
      Watsco, Inc.    52,500                                               1,535
      Watts Water Technologies, Inc., Class
      A    64,700                                                          1,637
      Woodward Governor Co.    26,600                                      1,632
                                                                     -----------
                                                                          97,240

      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
    o Genessee & Wyoming, Inc., Class A
      49,500                                                               1,148
    o Kansas City Southern Railway
      144,700                                                              2,116
    o RailAmerica, Inc.    76,800                                            864
      Wabtec Corp.    102,421                                              1,864
                                                                     -----------
                                                                           5,992

      REAL PROPERTY  5.8%
      --------------------------------------------------------------------------
    o Alexander's, Inc.    12,100                                          2,065
      Alexandria Real Estate Equities, Inc.
      43,500                                                               2,614
      American Home Mortgage Investment
      Corp.    89,200                                                      2,306
      AMLI Residential Properties    52,200                                1,507
      Anthracite Capital, Inc.    118,900                                  1,304

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Anworth Mortgage Asset Corp.
      103,100                                                              1,093
      Bedford Property Investors, Inc.
      38,200                                                               1,069
    = Brandywine Realty Trust    107,000                                   2,921
      Capital Automotive Real Estate
      Investment Trust    84,100                                           2,438
      Colonial Properties Trust    62,400                                  2,371
      Commercial Net Lease Realty
      119,600                                                              2,033
      Cornerstone Realty Income Trust, Inc.
      130,200                                                              1,142
      Corporate Office Properties Trust SBI
      71,200                                                               1,803
      CRT Properties, Inc.    61,800                                       1,335
      EastGroup Properties, Inc.    48,100                                 1,560
      Entertainment Properties Trust
      47,800                                                               1,690
      Equity Inns, Inc.    101,700                                           922
    o FelCor Lodging Trust, Inc.    138,500                                1,579
      Gables Residential Trust    68,600                                   2,267
      Getty Realty Corp.    57,400                                         1,341
      Glenborough Realty Trust, Inc.
      73,300                                                               1,340
      Glimcher Realty Trust    82,200                                      1,780
    o Homestore, Inc.    274,000                                             966
      IMPAC Mortgage Holdings, Inc.
      147,200                                                              3,378
      Investors Real Estate Trust    91,900                                  908
    o Jones Lang LaSalle, Inc.    74,100                                   2,149
      Keystone Property Trust    71,900                                    1,708
      Kilroy Realty Corp.    65,500                                        2,319
      Kramont Realty Trust    56,400                                         897
      LaSalle Hotel Properties    57,400                                   1,477
      Lexington Corp. Properties Trust
      111,700                                                              2,185
      LNR Property Corp.    45,300                                         2,447
      Manufactured Home Communities, Inc.
      53,600                                                               1,699
    o Meristar Hospitality Corp.    185,000                                1,073
      MFA Mortgage Investments, Inc.
      156,000                                                              1,265
      Mid-America Apartment Communities,
      Inc.    47,300                                                       1,696
      National Health Investors, Inc.    64,300                            1,764
      Novastar Financial, Inc.    58,000                                   2,326
      Parkway Properties, Inc.    24,700                                   1,084
      Post Properties, Inc.    91,700                                      2,567
      PS Business Parks, Inc.    49,400                                    1,986
      RAIT Investment Trust    55,900                                      1,355
      Ramco-Gershenson Properties
      38,700                                                                 995
      Redwood Trust, Inc.    46,500                                        2,640
      Saul Centers, Inc.    37,300                                         1,119
      Senior Housing Properties Trust
      146,600                                                              2,448
      Sovran Self Storage, Inc.    34,200                                  1,327
      Summit Properties, Inc.    73,100                                    1,886
      Sun Communities, Inc.    42,800                                      1,610
      Tanger Factory Outlet Centers    30,000                              1,189
      Taubman Centers, Inc.    114,700                                     2,650
      The Town & Country Trust    39,000                                     953
    o Trammell Crow Co.    88,500                                          1,187
      US Restaurant Properties, Inc.
      52,500                                                                 797
                                                                     -----------
                                                                          92,530

      RETAIL  3.4%
      --------------------------------------------------------------------------
    o A.C. Moore Arts & Crafts, Inc.    44,000                             1,107
      Aaron Rents, Inc.    76,500                                          2,457
    o Big 5 Sporting Goods Corp.    52,100                                 1,113
      Burlington Coat Factory Warehouse
      Corp.    102,840                                                     1,866
      Casey's General Stores, Inc.    116,500                              1,885
      The Cato Corp., Class A    48,100                                    1,004
    o Central Garden & Pet Co.    43,200                                   1,226
    o Charming Shoppes, Inc.    266,100                                    1,953
    o The Children's Place Retail Stores, Inc.
      62,100                                                               1,273
      Christopher & Banks Corp.    87,950                                  1,440
    o Cost Plus, Inc.    50,000                                            1,673
    o The Dress Barn, Inc.    67,100                                       1,124
    o Drugstore.com, Inc.    184,400                                         514
    o Duane Reade, Inc.    56,500                                            931
    o The Finish Line, Class A    50,000                                   1,424
    o Guitar Center, Inc.    52,500                                        2,360
    o The Gymboree Corp.    71,400                                         1,130
    o Insight Enterprises, Inc.    111,350                                 1,786
    o Jo-Ann Stores, Inc.    51,610                                        1,369
      Longs Drug Stores Corp.    87,900                                    1,846
    o The Men's Wearhouse, Inc.    85,050                                  2,253
    o Payless Shoesource, Inc.    159,800                                  2,068
    o Petco Animal Supplies, Inc.    34,000                                1,016
      Ruddick Corp.    108,100                                             2,114
    o School Specialty, Inc.    42,700                                     1,469
    o Sharper Image Corp.    35,700                                          953
    o ShopKo Stores, Inc.    69,800                                        1,085
    o Too, Inc.    81,800                                                  1,225
   =o Tractor Supply Co.    88,400                                         3,205
   =o United Stationers, Inc.    77,700                                    3,063
      Weis Markets, Inc.    63,400                                         2,022
    o West Marine, Inc.    46,000                                            950
   =o Zale Corp.    120,300                                                3,265
                                                                     -----------
                                                                          54,169

      STEEL  1.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    251,700                                    1,669
      Allegheny Technologies, Inc.    187,900                              3,767
      Carpenter Technology Corp.    53,800                                 2,313
    o Cleveland-Cliffs, Inc.    24,600                                     1,612
      Gibraltar Steel Corp.    45,600                                      1,471
      Quanex Corp.    37,800                                               1,720
      Schnitzer Steel Industries, Inc., Class A
      47,800                                                               1,479
      Steel Dynamics, Inc.    115,200                                      3,773
                                                                     -----------
                                                                          17,804

      TELEPHONE  1.3%
      --------------------------------------------------------------------------
    o Autobytel.com, Inc.    87,700                                          597
    o Commonwealth Telephone Enterprises,
      Inc.    50,600                                                       2,267

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Ditech Communications Corp.    75,100                                1,546
    o Dobson Communications Corp., Class
      A 275,600                                                              736
    o Equinix, Inc.    37,500                                              1,219
    o Extreme Networks, Inc.    277,600                                    1,505
    o Finisar Corp.    519,400                                               787
    o General Communication, Inc., Class A
      137,600                                                              1,102
    o Inet Technologies, Inc.    88,700                                    1,091
      Inter-Tel, Inc.    60,400                                            1,310
   =o Interdigital Communications Corp.
      128,500                                                              2,472
    o j2 Global Communications, Inc.
      53,200                                                               1,357
    o Price Communications Corp.    132,900                                1,980
    o Primus Telecommunications Group,
      Inc.    214,200                                                        347
      SureWest Communications    34,000                                      912
    o Time Warner Telecom, Inc., Class A
      122,000                                                                530
    o Utstarcom, Inc.    22,800                                              416
                                                                     -----------
                                                                          20,174

      TOBACCO  0.3%
      --------------------------------------------------------------------------
      Schweitzer-Mauduit International, Inc.
      34,600                                                                 977
      Universal Corp.    57,900                                            2,793
      Vector Group Ltd.    90,676                                          1,432
                                                                     -----------
                                                                           5,202

      TRAVEL & RECREATION  1.5%
      --------------------------------------------------------------------------
    o Argosy Gaming Co.    68,600                                          2,238
    o Aztar Corp.    79,600                                                1,932
      Central Parking Corp.    84,300                                      1,343
    o Dick's Sporting Goods, Inc.    76,600                                2,489
    o Dollar Thrifty Automotive Group, Inc.
      59,400                                                               1,431
    o K2, Inc.    78,600                                                   1,120
      The Marcus Corp.    49,025                                             862
    o Multimedia Games, Inc.    62,800                                     1,189
    o Prime Hospitality Corp.    107,700                                     989
    o Scientific Games Corp., Class A
      146,100                                                              2,602
    o Shuffle Master, Inc.    58,500                                       1,871
    o Six Flags, Inc.    215,200                                           1,016
    o The Sports Authority, Inc.    60,100                                 1,533
    o Vail Resorts, Inc.    64,400                                         1,256
    o WMS Industries, Inc.    70,800                                       1,929
                                                                     -----------
                                                                          23,800

      TRUCKING & FREIGHT  1.1%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    57,400                                        2,007
    o Forward Air Corp.    49,100                                          1,950
    o Knight Transportation, Inc.    129,300                               2,561
    o Landstar Systems, Inc.    67,900                                     3,382
    o Old Dominion Freight Line    56,700                                  1,645
    o Pacer International, Inc.    87,100                                  1,375
      USF Corp.    63,900                                                  2,269
    o Wabash National Corp.    62,700                                      1,811
                                                                     -----------
                                                                          17,000
      UTILITIES: ELECTRIC & GAS  2.3%
      --------------------------------------------------------------------------
      American States Water Co.    35,650                                    822
    o Aquila, Inc.    452,500                                              1,484
      Avista Corp.    112,600                                              1,965
      Black Hills Corp.    75,700                                          2,091
      California Water Service Group
      39,900                                                               1,089
      CH Energy Group, Inc.    37,000                                      1,628
      Cleco Corp.    110,000                                               1,897
    o El Paso Electric Co.    111,600                                      1,680
      The Empire District Electric Co.
      58,600                                                               1,167
      The Laclede Group, Inc.    45,300                                    1,219
      MGE Energy, Inc.    42,900                                           1,353
      New Jersey Resources Corp.    63,700                                 2,589
      Northwest Natural Gas Co.    62,000                                  1,822
      Otter Tail Corp.    59,600                                           1,480
      PNM Resources, Inc.    140,050                                       2,919
    o Sierra Pacific Resources    275,200                                  2,262
      South Jersey Industries    30,200                                    1,371
      Southwest Gas Corp.    80,300                                        1,901
      UIL Holdings Corp.    34,300                                         1,577
      Unisource Energy Corp.    78,880                                     1,948
    o Veritas DGC, Inc.    78,300                                          1,928
                                                                     -----------
                                                                          36,192

                                                 FACE
      SECURITY                                  AMOUNT
        RATE, MATURITY DATE                  ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.1% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                            1,493                   1,493

      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

      U.S. Treasury Bills,
        1.19%-1.23%, 09/16/04                        770                     769

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $1,450,539, and the unrealized gains and losses were $359,264 and ($222,131), respectively.

The fund's portfolio holdings include $131,838 of securities on loan.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.8% of net assets

      SHORT-TERM INVESTMENT 8.8%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund   140,638,977                                                 140,639

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                        NUMBER
                                          OF           CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE            LOSS
      Russell 2000 Index,
      Long expires 9/22/04                10            2,759            (27)

SCHWAB CAPITAL TRUST

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity.


                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  99.5%   COMMON STOCK                                  1,064,635      1,083,156
   0.4%   SHORT-TERM
          INVESTMENT                                        3,837          3,837
   0.0%   U.S. TREASURY
          OBLIGATION                                          399            399
   0.0%   RIGHTS                                              130             23
   0.0%   CORPORATE BOND                                       15             16
   0.0%   PREFERRED STOCK                                       3              4
   0.0%   WARRANTS                                            286              2
--------------------------------------------------------------------------------
  99.9%   TOTAL
          INVESTMENTS                                   1,069,305      1,087,437
   8.4%   COLLATERAL
          INVESTED FOR
          SECURITIES ON
          LOAN                                             90,809         90,809
 (8.3)%   OTHER ASSETS
          AND LIABILITIES,
          NET                                                           (90,262)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                             1,087,984

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.5% of net assets

      AEROSPACE / DEFENSE  1.6%
      --------------------------------------------------------------------------
    o Aerosonic Corp.    300                                                   1
    o Armor Holdings, Inc.    3,000                                          110
      The Boeing Co.    68,800                                             3,491
      Crane Co.    5,000                                                     139
    o DRS Technologies, Inc.    1,382                                         49
      EDO Corp.    900                                                        21
      Engineered Support Systems, Inc.
      2,475                                                                  139
    o EnPro Industries, Inc.    920                                           23
    o ESCO Technologies, Inc.    1,400                                        74
    o Esterline Technologies Corp.    2,400                                   75
      GenCorp, Inc.    2,500                                                  30
      General Dynamics Corp.    15,700                                     1,551
      Goodrich Corp.    8,404                                                272
      Heico Corp., Class A    2,286                                           31
      Kaman Corp., Class A    1,300                                           16
    o KVH Industries, Inc.    1,300                                           11
      L-3 Communications Holdings, Inc.
      9,100                                                                  556
      Lockheed Martin Corp.    37,052                                      1,963
      Northrop Grumman Corp.    30,032                                     1,580
      Raytheon Co.    34,900                                               1,171
      Rockwell Automation, Inc.    15,700                                    587
      Rockwell Collins, Inc.    13,100                                       448
    o SatCon Technology Corp.    900                                           2
    o Teledyne Technologies, Inc.    12,157                                  263
      Textron, Inc.    11,800                                                723
    o Timco Aviation Services, Inc.    80                                     --
    o Transtechnology Corp.    500                                             4
    o Trimble Navigation Ltd.    5,700                                       158
      United Technologies Corp.    42,034                                  3,930
    o Veeco Instruments, Inc.    3,500                                        80
                                                                     -----------
                                                                          17,498

      AIR TRANSPORTATION  1.0%
      --------------------------------------------------------------------------
    o AAR Corp.    2,500                                                      26
    o AirTran Holdings, Inc.    5,800                                         65
    o Alaska Air Group, Inc.    1,900                                         40
    o AMR Corp.    12,000                                                    101
    o ATA Holdings Corp.    1,200                                              5
    o Atlantic Coast Airlines Holdings, Inc.
      1,600                                                                    6
    o Aviall, Inc.    2,500                                                   50
    o Continental Airlines, Inc., Class B
      5,000                                                                   45
    o Delta Air Lines, Inc.    10,300                                         53
    o EGL, Inc.    4,150                                                     105
    o ExpressJet Holdings, Inc.    3,000                                      33
      FedEx Corp.    28,063                                                2,298
    o Hawk Corp., Class A    1,800                                            14
    o JetBlue Airways Corp.    7,975                                         190
    o MAIR Holdings, Inc.    1,100                                            10
    o Mesa Air Group, Inc.    1,300                                            8
    o Northwest Airlines Corp.    6,500                                       56
      Sabre Holdings Corp., Class A
      12,401                                                                 317
      SkyWest, Inc.    4,000                                                  56
      Southwest Airlines Co.    64,125                                       928
      United Parcel Service, Inc., Class B
      91,480                                                               6,583
                                                                     -----------
                                                                          10,989

      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    2,500                                     172
      Anheuser-Busch Cos., Inc.    67,000                                  3,477
      Brown-Forman Corp., Class B    9,912                                   461
    o Constellation Brands, Inc., Class A
      8,800                                                                  333
    o National Beverage Corp.    7,400                                        62
    o The Robert Mondavi Corp., Class A
      2,500                                                                   87
                                                                     -----------
                                                                           4,592

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      APPAREL  0.6%
      --------------------------------------------------------------------------
      Brown Shoe Co., Inc.    3,300                                          106
      The Buckle, Inc.    1,000                                               28
    o Carter's, Inc.    2,500                                                 68
    o Coach, Inc.    16,004                                                  685
    o Columbia Sportswear Co.    4,350                                       238
    o Finlay Enterprises, Inc.    1,000                                       21
    o Guess?, Inc.    2,700                                                   44
      Haggar Corp.    1,200                                                   23
    o Hampshire Group Ltd.    1,000                                           28
    o The J. Jill Group, Inc.    2,000                                        37
      Jones Apparel Group, Inc.    12,156                                    454
      K-Swiss, Inc., Class A    2,400                                         43
      Kellwood Co.    2,900                                                  116
      Kenneth Cole Productions, Inc., Class
      A    3,100                                                             100
      Liz Claiborne, Inc.    18,600                                          673
      Nike, Inc., Class B    20,700                                        1,505
      Oshkosh B'Gosh, Inc., Class A    1,200                                  27
      Phillips-Van Heusen Corp.    1,800                                      34
      Polo Ralph Lauren Corp.    3,500                                       115
    o Quiksilver, Inc.    2,000                                               43
      Reebok International Ltd.    8,000                                     273
      Russell Corp.    2,600                                                  46
      Saucony, Inc., Class B    1,900                                         39
    o Skechers USA, Inc., Class A    6,500                                    89
    o Stage Stores, Inc.    1,200                                             43
    o Steven Madden Ltd.    1,800                                             34
      Stride Rite Corp.    2,900                                              30
      Superior Uniform Group, Inc.    1,600                                   22
      Tandy Brands Accessories, Inc.    1,000                                 14
    o Tarrant Apparel Group    1,700                                           3
    o Timberland Co., Class A    1,400                                        81
    o Unifi, Inc.    1,900                                                     5
      VF Corp.    15,000                                                     750
      Wolverine World Wide, Inc.    5,200                                    122
                                                                     -----------
                                                                           5,939

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    1,300                                      37
    o Aftermarket Technology Corp.    2,511                                   38
      American Axle & Manufacturing Holdings,
      Inc.    5,300                                                          182
      ArvinMeritor, Inc.    4,900                                             97
      Bandag, Inc.    3,200                                                  143
      BorgWarner, Inc.    5,400                                              255
      Carlisle Cos., Inc.    3,600                                           229
      Cascade Corp.    4,400                                                 129
    o Collins & Aikman Corp.    1,400                                          7
      Cooper Tire & Rubber Co.    6,400                                      150
    o CSK Auto Corp.    3,500                                                 49
      Cummins, Inc.    3,900                                                 271
      Dana Corp.    40,800                                                   787
      Danaher Corp.    24,000                                              1,216
      Delphi Corp.    45,600                                                 434
      Donaldson Co., Inc.    8,800                                           234
    o Dura Automotive Systems, Inc., Class
      A    12,100                                                            111
      Eaton Corp.    12,600                                                  814
      Federal Screw Works    250                                               9
      Ford Motor Co.    148,736                                            2,189
      General Motors Corp.    45,386                                       1,958
      Gentex Corp.    2,300                                                   82
      Genuine Parts Co.    13,500                                            509
    o Goodyear Tire & Rubber Co.    10,000                                   110
    o Group 1 Automotive, Inc.    1,400                                       42
      Harley-Davidson, Inc.    25,500                                      1,527
    o Keystone Automotive Industries, Inc.
      1,800                                                                   51
      Lear Corp.    5,800                                                    320
      Lithia Motors, Inc., Class A    700                                     16
    o MarineMax, Inc.    800                                                  20
    o Midas, Inc.    1,300                                                    23
      Modine Manufacturing Co.    3,700                                      110
      Monaco Coach Corp.    1,200                                             29
    o Monro Muffler Brake, Inc.    1,050                                      23
      Myers Industries, Inc.    2,346                                         31
    o Navistar International Corp.    4,400                                  158
      Oshkosh Truck Corp.    4,500                                           238
      Polaris Industries, Inc.    3,200                                      153
    o Rush Enterprises, Inc., Class B    500                                   7
      Sonic Automotive, Inc.    1,400                                         31
      Standard Motor Products, Inc.    2,000                                  29
    o Stoneridge, Inc.    1,700                                               25
      Superior Industries International, Inc.
      800                                                                     26
    o TBC Corp.    100                                                         2
      Thor Industries, Inc.    4,500                                         141
      Titan International, Inc.    800                                         8
    o Tower Automotive, Inc.    2,300                                          7
      United Auto Group, Inc.    1,000                                        27
    o United Defense Industries, Inc.    900                                  31
    o UQM Technologies, Inc.    1,500                                          4
      Visteon Corp.    5,451                                                  56
      Winnebago Industries, Inc.    2,600                                     96
                                                                     -----------
                                                                          13,271

      BANKS  7.5%
      --------------------------------------------------------------------------
      ABC Bancorp    1,500                                                    26
      Abigail Adams National Bancorp    500                                    8
      Alabama National Bancorp    1,600                                       92
      AmSouth Bancorp.    28,403                                             697
      Anchor Bancorp Wisconsin, Inc.
      3,100                                                                   79
      Arrow Financial Corp.    963                                            27
      Associated Banc-Corp.    10,719                                        323
      BancFirst Corp.    500                                                  30
      Bancorpsouth, Inc.    7,612                                            161
      Bank Mutual Corp.    6,168                                              70
  (8) Bank of America Corp.    169,259                                    14,389
      Bank of Hawaii Corp.    3,500                                          157
      The Bank of New York Co., Inc.
      65,500                                                               1,882
      BankAtlantic Bancorp, Inc., Class A
      2,200                                                                   40
      Banknorth Group, Inc.    14,890                                        475

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BB&T Corp.    46,386                                                 1,797
      Berkshire Bancorp, Inc.    3,600                                        56
      Boston Private Financial Holdings,
      Inc.    2,129                                                           49
      Brookline Bancorp, Inc.    2,405                                        34
      Bryn Mawr Bank Corp.    1,400                                           31
      Camden National Corp.    700                                            22
      Capital City Bank Group, Inc.    1,500                                  58
    o Capital Crossing Bank    1,000                                          51
      Capitol Bancorp Ltd.    1,500                                           39
      Capitol Federal Financial    6,920                                     219
      Cascade Bancorp    2,655                                                49
      Cavalry Bancorp, Inc.    500                                             8
    o Central Coast Bancorp    1,464                                          26
      Century Bancorp, Inc., Class A    800                                   26
      Chemical Financial Corp.    1,318                                       45
      Chittenden Corp.    1,818                                               62
      Citizens Banking Corp. Michigan
      4,590                                                                  144
      Citizens South Banking Corp.    1,000                                   13
      City Holding Co.    1,800                                               55
      City National Corp.    3,100                                           200
      The Colonial BancGroup, Inc.    10,100                                 195
      Columbia Bancorp    700                                                 19
      Columbia Banking Systems, Inc.
      1,951                                                                   42
      Comerica, Inc.    13,496                                               789
      Commerce Bancorp, Inc. N.J.    5,660                                   285
      Commerce Bancshares, Inc.    12,093                                    564
      Community Bank System, Inc.    1,400                                    31
      Community First Bankshares, Inc.
      2,000                                                                   64
      Community Trust Bancorp, Inc.    2,261                                  68
      Compass Bancshares, Inc.    11,400                                     503
      Corus Bankshares, Inc.    2,000                                         80
      Cullen/Frost Bankers, Inc.    3,300                                    142
      Dime Community Bancshares, Inc.
      3,375                                                                   56
      Doral Financial Corp.    9,900                                         389
      Exchange National Bancshares, Inc.
      750                                                                     23
      Fifth Third Bancorp    46,003                                        2,271
      First Bancorp Puerto Rico    2,100                                      89
      First Busey Corp., Class A    1,000                                     29
      First Charter Corp.    3,500                                            79
      First Citizens BancShares, Inc., Class A
      300                                                                     36
      First Commonwealth Financial Corp.
      2,504                                                                   32
      First Federal Capital Corp.    2,500                                    71
      First Financial Bancorp    1,839                                        32
      First Financial Bancshares, Inc.
      1,500                                                                   60
      First Horizon National Corp.    10,800                                 468
      First M & F Corp.    1,000                                              32
      First Merchants Corp.    1,041                                          26
      First Midwest Bancorp, Inc. Illinois
      3,125                                                                  106
      First National Bankshares of Florida,
      Inc.    6,117                                                          109
      First Niagra Financial Group, Inc.
      3,104                                                                   38
      First Oak Brook Bancshares, Inc.
      1,500                                                                   46
      First of Long Island Corp.    2,000                                     88
      First Republic Bank    800                                              35
    o FirstFed Financial Corp.    2,900                                      131
      FirstMerit Corp.    7,300                                              189
      FNB Corp.    2,639                                                      53
      Frontier Financial Corp.    700                                         23
      Fulton Financial Corp.    11,182                                       229
      Gold Banc Corp., Inc.    1,400                                          22
      Great Southern Bancorp, Inc.    1,400                                   39
      Greater Bay Bancorp    5,406                                           142
      Hancock Holding Co.    2,100                                            63
      Harbor Florida Bancshares, Inc.
      1,100                                                                   32
      Harleysville National Corp.    1,102                                    26
      Hibernia Corp., Class A    16,900                                      428
      Home Federal Bancorp    800                                             20
      Horizon Financial Corp.    2,156                                        42
      Hudson City Bancorp, Inc.    19,100                                    662
      Hudson United Bancorp    5,740                                         197
      Huntington Bancshares, Inc.    18,290                                  447
      Independent Bank Corp.    1,000                                         28
      Integra Bank Corp.    1,225                                             24
      Interchange Financial Services Corp.
      1,050                                                                   25
    o Internet Capital Group, Inc.    350                                      2
      Irwin Financial Corp.    3,700                                          99
      J.P. Morgan Chase & Co.    293,444                                  10,954
      KeyCorp, Inc.    34,300                                              1,035
      Lakeland Financial Corp.    1,100                                       34
      M&T Bank Corp.    8,962                                                835
      MAF Bancorp., Inc.    1,648                                             66
      Main Street Banks, Inc.    1,000                                        27
      MainSource Financial Group, Inc.
      1,575                                                                   30
      Marshall & Ilsley Corp.    19,150                                      736
      MASSBANK Corp.    1,500                                                 51
      Mellon Financial Corp.    35,800                                       984
      Mercantile Bankshares Corp.    5,574                                   253
      Merchants Bancshares, Inc.    750                                       20
      Mid-State Bancshares    3,500                                           85
      Midwest Banc Holdings, Inc.    1,300                                    25
      Nara Bancorp, Inc.    4,000                                             71
      National City Corp.    54,321                                        1,983
      National Commerce Financial Corp.
      17,450                                                                 567
      National Penn Bancshares, Inc.    906                                   26
      NBT Bancorp., Inc.    1,400                                             30
      Net.B@nk, Inc.    3,300                                                 35
      NewMil Bancorp, Inc.    1,000                                           28
      North Fork Bancorp., Inc.    16,500                                    644
      North Valley Bancorp    1,500                                           24
      Northern Trust Corp.    18,500                                         742
      OceanFirst Financial Corp.    1,050                                     24
      Old National Bancorp.    5,947                                         142
      Omega Financial Corp.    1,000                                          31
      Oriental Financial Group    1,512                                       38
      Park National Corp.    805                                              95
      Pennfed Finance Services, Inc.    2,000                                 66
      Peoples Bank-Bridgeport    8,250                                       260

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Peoples Financial Corp.    3,000                                        55
      PFF Bancorp, Inc.    1,120                                              41
      PNC Financial Services Group, Inc.
      22,000                                                               1,113
      Popular, Inc.    26,800                                                609
      Prosperity Bancshares, Inc.    2,400                                    58
      Provident Bankshares Corp.    1,657                                     50
      Quaker City Bancorp, Inc.    1,250                                      68
      Regions Financial Corp.    36,814                                    1,093
      Republic Bancorp, Inc.    4,669                                         68
      Republic Bancorp, Inc., Class A    1,575                                32
      Riggs National Corp.    1,500                                           33
      S&T Bancorp, Inc.    1,400                                              47
    o S1 Corp.    12,930                                                     107
      Sandy Spring Bancorp, Inc.    2,900                                     90
      Seacoast Banking Corp. of Florida
      1,980                                                                   38
      Shore Bancshares, Inc.    500                                           14
    o Silicon Valley Bancshares    2,200                                      81
      Simmons First National Corp., Class A
      1,000                                                                   25
      Sky Financial Group, Inc.    8,510                                     199
      The South Financial Group, Inc.
      4,500                                                                  122
      SouthTrust Corp.    26,054                                           1,011
      Southwest Bancorp of Texas, Inc.
      7,000                                                                  142
      Southwest Bancorp, Inc.    3,300                                        62
      State Bancorp, Inc.    882                                              20
      State Street Corp.    28,000                                         1,199
      Sterling Bancorp    1,523                                               41
      Sterling Bancshares, Inc.    2,100                                      27
    o Sterling Financial Corp.    1,218                                       39
      Suffolk Bancorp    2,400                                                72
    o Sun Bancorp, Inc. N.J.    3,307                                         72
      SunTrust Banks, Inc.    23,200                                       1,530
      Susquehanna Bancshares, Inc.    3,168                                   74
      SY Bancorp, Inc.    1,400                                               31
      Synovus Financial Corp.    24,600                                      627
      TCF Financial Corp.    6,800                                           411
      Texas Regional Bancshares, Inc.,
      Class A    1,551                                                        69
      Timberland Bancorp, Inc.    1,000                                       22
      Tompkins Trustco, Inc.    770                                           36
      TriCo Bancshares    400                                                  7
      Trustco Bank Corp.    2,857                                             36
      Trustmark Corp.    4,300                                               124
      U.S. Bancorp    158,531                                              4,486
      UCBH Holdings, Inc.    4,700                                           184
      UMB Financial Corp.    1,787                                            90
      Umpqua Holdings Corp.    343                                             8
      Union Bankshares Corp.    700                                           21
      UnionBanCal Corp.    22,600                                          1,312
      United Bankshares, Inc.    3,400                                       107
      Unizan Financial Corp.    1,371                                         38
      USB Holding Co., Inc.    1,777                                          37
      Valley National Bancorp    7,756                                       193
      Wachovia Corp.    108,236                                            4,796
      Washington Trust Bancorp, Inc.    1,000                                 25
      Wells Fargo & Co.    137,577                                         7,898
      WesBanco, Inc.    3,200                                                 90
      West Coast Bancorp    1,200                                             25
      Westamerica Bancorp.    1,700                                           86
      WestCorp., Inc.    4,707                                               196
      Whitney Holding Corp.    4,450                                         182
      Wilmington Trust Corp.    5,700                                        199
      Wintrust Financial Corp.    1,800                                       95
      WSFS Financial Corp.    1,000                                           50
      Zions Bancorp.    7,700                                                466
                                                                     -----------
                                                                          81,380

      BUSINESS MACHINES & SOFTWARE  7.6%
      --------------------------------------------------------------------------
    o 3Com Corp.    17,900                                                    88
    o 3D Systems Corp.    1,400                                               16
    o Adaptec, Inc.    5,700                                                  43
      Adobe Systems, Inc.    17,500                                          738
    o Advanced Digital Information Corp.
      2,600                                                                   23
      Analogic Corp.    4,700                                                195
    o Apple Computer, Inc.    30,800                                         996
    o Arbitron, Inc.    2,120                                                 73
    o Artesyn Technologies, Inc.    1,100                                      8
    o Ascential Software Corp.    2,912                                       36
      Autodesk, Inc.    8,400                                                338
    o Avici Systems, Inc.    375                                               4
    o Avocent Corp.    13,963                                                418
    o BEA Systems, Inc.    30,400                                            197
      Black Box Corp.    5,200                                               198
    o BMC Software, Inc.    19,000                                           298
    o Borland Software Corp.    3,000                                         25
    o Cisco Systems, Inc.    563,969                                      11,764
    o Cognitronics Corp.    2,600                                              9
    o Compuware Corp.    19,900                                               98
    o Comverse Technology, Inc.    13,400                                    229
    o Concurrent Computer Corp.    3,000                                       5
    o CoSine Communications, Inc.    730                                       3
    o Dell, Inc.    209,300                                                7,424
      Diebold, Inc.    5,300                                                 244
    o Digital Lightwave, Inc.    1,300                                         2
    o EMC Corp.    197,186                                                 2,163
    o Enterasys Networks, Inc.    8,500                                       14
      Fair Isaac Corp.    7,744                                              221
    o Flow International Corp.    900                                          3
    o Foundry Networks, Inc.    9,300                                         95
    o Gateway, Inc.    11,800                                                 53
    o General Binding Corp.    500                                             6
    o Hanger Orthopedic Group, Inc.    5,400                                  55
      Hewlett-Packard Co.    250,416                                       5,046
      IKON Office Solutions, Inc.    8,500                                   101
    o Imagistics International, Inc.    2,840                                 92
    o Immersion Corp.    800                                                   4
    o Input/Output, Inc.    4,200                                             40
    o Integrated Device Technology, Inc.
      4,200                                                                   48
    o Intellisync Corp.    1,500                                               4
    o Intergraph Corp.    9,700                                              256
    o Interland, Inc.    510                                                   2
      International Business Machines Corp.
      139,850                                                             12,177
    o InterVoice, Inc.    1,678                                               15
    o Interwoven, Inc.    5,925                                               45

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Invision Technologies, Inc.    1,500                                    75
      Iomega Corp.    12,400                                                  54
    o Juniper Networks, Inc.    33,065                                       759
      Landamerica Financial Group, Inc.
      5,300                                                                  209
    o Lantronix, Inc.    1,900                                                 2
    o Lawson Software, Inc.    8,000                                          57
    o Lexmark International, Inc., Class A
      10,900                                                                 965
    o LTX Corp.    1,900                                                      15
    o Maxtor Corp.    17,748                                                  83
    o McData Corp., Class A    2,617                                          13
      Microchip Technology, Inc.    16,475                                   477
    o Micromuse, Inc.    2,900                                                13
    o Micros Systems, Inc.    5,500                                          267
 =(2) Microsoft Corp.    885,260                                          25,195
    o MIPS Technology, Inc., Class A    1,100                                  6
    o MSC.Software Corp.    1,800                                             13
    o NCR Corp.    11,900                                                    553
    o Network Appliance, Inc.    27,500                                      531
    o Novell, Inc.    25,600                                                 175
    o Oracle Corp.    427,000                                              4,488
    o PalmOne, Inc.    1,569                                                  63
    o PalmSource, Inc.    2,500                                               51
    o Peregrine Systems, Inc.    144                                           3
      Pitney Bowes, Inc.    20,000                                           844
    o Precis, Inc.    1,200                                                    3
    o Printronix, Inc.    2,400                                               35
    o Roxio, Inc.    724                                                       3
    o Sandisk Corp.    11,000                                                268
    o Scansource, Inc.    600                                                 35
   >o Seagate Escrow Security    7,500                                         2
    o Siebel Systems, Inc.    25,100                                         202
    o Silicon Graphics, Inc.    4,800                                          7
    o SoftBrands, Inc.    671                                                  1
    o Storage Technology Corp.    14,400                                     359
   >o StorageNetworks, Inc.    2,100                                          --
    o Sun Microsystems, Inc.    248,230                                      981
    o Sybase, Inc.    19,036                                                 277
    o Tech Data Corp.    5,300                                               199
    o The Titan Corp.    6,381                                                76
      Total System Services, Inc.    16,300                                  371
    o Ultimate Electronics, Inc.    400                                        1
    o Unisys Corp.    24,100                                                 247
    o Versata, Inc.    9                                                      --
    o Vitria Technology, Inc.    925                                           2
    o Xerox Corp.    65,700                                                  911
    o Zhone Technologies, Inc.    1,000                                        3
                                                                     -----------
                                                                          82,806

      BUSINESS SERVICES  5.3%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    1,000                                      22
    o @Road, Inc.    4,400                                                    17
      Aaron Rents, Inc., Class A    1,450                                     43
      ABM Industries, Inc.    4,900                                           88
    o Actuate Corp.    2,300                                                   8
    o Administaff, Inc.    2,800                                              37
    o Advent Software, Inc.    4,100                                          65
    o The Advisory Board Co.    1,000                                         32
      Advo, Inc.    4,050                                                    126
    o Aether Systems, Inc.    1,100                                            4
    o Affiliated Computer Services, Inc.,
      Class A    12,000                                                      623
    o Affymetrix, Inc.    4,900                                              132
    o Agile Software Corp.    1,900                                           14
    o Akamai Technologies, Inc.    8,938                                     133
    o The Allied Defense Group, Inc.    500                                    9
    o Allied Waste Industries, Inc.    26,600                                246
      Ambassadors International, Inc.    1,700                                21
    o America Online Latin America, Inc.,
      Class A    2,500                                                         1
    o American Locker Group, Inc.    500                                       6
    o American Superconductor Corp.    700                                     7
    o AMN Healthcare Services, Inc.    4,110                                  53
    o Analysts International Corp.    2,400                                    8
      Angelica Corp.    2,500                                                 60
    o Ansoft Corp.    2,300                                                   32
    o answerthink, Inc.    1,700                                               8
    o Ansys, Inc.    1,700                                                    81
    o Anteon International Corp.    2,000                                     62
    o Apollo Group, Inc., Class A    14,550                                1,216
      Aramark Corp., Class B    9,300                                        249
    o Arena Pharmaceuticals, Inc.    800                                       3
    o Ariba, Inc.    2,770                                                    24
    o Art Technology Group, Inc.    2,200                                      2
    o Artistdirect, Inc.    1,000                                              1
    o Ask Jeeves, Inc.    4,400                                              128
    o Aspen Technology, Inc.    6,000                                         36
    o Atari, Inc.    1,600                                                     3
      Automatic Data Processing, Inc.
      48,100                                                               2,019
    o BearingPoint, Inc.    7,100                                             59
    o BindView Development Corp.    1,700                                      5
    o The BISYS Group, Inc.    9,000                                         123
    o Blue Coat Systems, Inc.    340                                           6
    o Blue Martini Software, Inc.    285                                       1
    o Bottomline Technologies, Inc.    2,000                                  17
      Bowne & Co., Inc.    4,200                                              63
    o Braun Consulting, Inc.    1,300                                          2
    o Bright Horizons Family Solutions, Inc.
      1,300                                                                   66
      The Brink's Co.    5,600                                               181
    o BroadVision, Inc.    1,090                                               3
    o Brocade Communications Systems, Inc.
      21,000                                                                 101
    o BSQUARE Corp.    1,600                                                   1
    o CACI International, Inc., Class A
      2,100                                                                   86
    o Career Education Corp.    8,614                                        291
    o Carreker Corp.    3,700                                                 35
    o Casella Waste Systems, Inc., Class A
      2,500                                                                   31
    o Catalina Marketing Corp.    5,900                                      118
    o Catapult Communications Corp.
      1,600                                                                   31
      CDI Corp.    3,700                                                     106
      CDW Corp.    6,800                                                     437
    o Cell Genesys, Inc.    1,500                                             11
      Cendant Corp.    83,720                                              1,916
    o Centra Software, Inc.    2,400                                           5
    o Ceridian Corp.    19,500                                               351

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Cerner Corp.    1,700                                                   77
      Certegy, Inc.    4,150                                                 157
    o Charles River Associates, Inc.    2,500                                 80
    o Checkfree Corp.    7,900                                               237
      Chemed Corp.    700                                                     33
    o Chindex International, Inc.    2,200                                    16
    o ChoicePoint, Inc.    6,900                                             290
    o Chordiant Software, Inc.    1,100                                        3
    o Ciber, Inc.    1,900                                                    14
      Cintas Corp.    12,850                                                 539
    o Citrix Systems, Inc.    20,000                                         352
    o Clarent Corp.    1,545                                                  --
    o Clarus Corp.    1,200                                                   12
    o Click Commerce, Inc.    320                                              2
    o Closure Medical Corp.    3,400                                          64
    o Cognizant Technology Solutions Corp.,
      Class A    10,600                                                      292
   >o Com21, Inc.    1,400                                                    --
    o Comarco, Inc.    500                                                     4
    o Commerce One, Inc.    730                                                1
      Computer Associates International, Inc.
      47,226                                                               1,192
    o Computer Sciences Corp.    16,238                                      767
    o Concord Communications, Inc.    1,600                                   15
    o Connetics Corp.    3,400                                                94
    o Convergys Corp.    10,500                                              139
    o Copart, Inc.    6,550                                                  146
    o Corillian Corp.    2,000                                                10
    o Corinthian Colleges, Inc.    9,200                                     172
    o Corio, Inc.    1,400                                                     2
    o Cornell Cos., Inc.    2,100                                             28
      Corporate Executive Board Co.    2,700                                 153
    o Correctional Services Corp.    2,000                                     6
    o CoStar Group, Inc.    800                                               34
      Courier Corp.    4,200                                                 172
    o Covansys Corp.    5,000                                                 46
    o Credit Acceptance Corp.    2,400                                        32
    o Cross Country Healthcare, Inc.    1,600                                 24
    o CSG Systems International, Inc.
      5,400                                                                   89
    o CuraGen Corp.    2,100                                                  11
    o Daleen Technologies, Inc.    800                                        --
    o Datastream Systems, Inc.    1,300                                        9
      Deluxe Corp.    3,800                                                  167
    o Dendrite International, Inc.    3,600                                   54
    o DeVry, Inc.    4,800                                                   112
    o Digimarc Corp.    3,500                                                 32
    o Digital Insight Corp.    2,300                                          34
    o Digital River, Inc.    2,100                                            59
    o Digitas, Inc.    4,000                                                  27
    o Diversa Corp.    1,100                                                  10
   >o Divine, Inc., Class A    161                                            --
    o DoubleClick, Inc.    10,737                                             56
    o DST Systems, Inc.    8,100                                             369
    o Dun & Bradstreet Corp.    16,000                                       898
    o Dyax Corp.    2,000                                                     15
    o E.piphany, Inc.    2,100                                                 8
    o Earthlink, Inc.    11,850                                              117
    o eBay, Inc.    52,924                                                 4,146
    o Echelon Corp.    3,700                                                  28
    o Eclipsys Corp.    1,800                                                 27
    o Edgewater Technology, Inc.    767                                        4
    o Education Management Corp.    5,900                                    164
    o eFunds Corp.    5,002                                                   82
      Electronic Data Systems Corp.
      39,100                                                                 723
    o eLoyalty Corp.    190                                                    1
    o Embarcadero Technologies, Inc.
      2,900                                                                   22
    o Encysive Pharmaceuticals, Inc.    2,600                                 16
   >o Engage, Inc.    4,900                                                   --
      Ennis, Inc.    4,500                                                    82
    o Entrust, Inc.    2,800                                                   8
    o EPIQ Systems, Inc.    550                                                8
   >o ePresence, Inc.    2,700                                                --
      Equifax, Inc.    11,800                                                285
    o eResearch Technology, Inc.    5,625                                    140
    o Exelixis, Inc.    1,800                                                 14
    o Exponent, Inc.    3,000                                                 75
    o Exult, Inc.    4,100                                                    21
    o Ezenia!, Inc.    1,000                                                   1
    o F5 Networks, Inc.    3,300                                              86
      Factset Research Systems, Inc.
      2,500                                                                  108
    o Falcon Products, Inc.    1,500                                           4
    o FalconStor Software, Inc.    1,200                                       7
    o Fargo Electronics, Inc.    2,000                                        18
    o FileNet Corp.    3,800                                                  72
    o First Consulting Group, Inc.    1,800                                   10
      First Data Corp.    71,932                                           3,209
    o Firstwave Technologies, Inc.    1,000                                    2
    o Fiserv, Inc.    15,300                                                 524
    o Five Star Quality Care, Inc.    135                                      1
    o Forrester Research, Inc.    4,100                                       73
      Friedman Billings Ramsey Group, Inc.,
      Class A    12,080                                                      199
    o FTI Consulting, Inc.    2,700                                           47
      G&K Services, Inc., Class A    3,700                                   143
    o Gartner, Inc., Class A    11,500                                       144
    o Genaissance Pharmaceuticals, Inc.
      1,800                                                                    6
    o Genencor International, Inc.    14,000                                 230
    o Gentiva Health Services, Inc.    3,250                                  49
   >o Genuity, Inc., Class A    280                                           --
   >o Geoworks Corp.    800                                                   --
    o Global Imaging Systems, Inc.    2,100                                   64
      Global Payments, Inc.    8,520                                         389
    o GP Strategies Corp.    1,500                                            11
      Grey Global Group, Inc.    200                                         178
      GTECH Holdings Corp.    4,700                                          199
      H&R Block, Inc.    21,300                                            1,046
   >o HA-LO Industries, Inc.    2,100                                         --
    o Heidrick & Struggles International, Inc.
      3,100                                                                   82
    o Hewitt Associates, Inc., Class A
      7,000                                                                  187
    o Hudson Highland Group, Inc.    360                                      11
    o Hyperion Solutions Corp.    2,850                                      117
    o I-Many, Inc.    1,300                                                    1
    o IAC/InterActiveCorp    57,117                                        1,559
    o iBEAM Broadcasting Corp.    290                                         --
    o ICOS Corp.    2,700                                                     65
    o ICT Group, Inc.    500                                                   5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Identix, Inc.    1,600                                                   9
    o IDT Corp.    4,200                                                      65
    o IDX Systems Corp.    4,000                                             120
    o iGate Corp.    1,300                                                     4
      IMS Health, Inc.    19,300                                             468
    o InFocus Corp.    1,600                                                  14
    o Infonet Services Corp., Class B
      11,200                                                                  18
    o Informatica Corp.    6,700                                              41
    o Inforte Corp.    3,700                                                  30
    o Infospace, Inc.    3,872                                               145
    o infoUSA, Inc.    2,300                                                  21
    o Innodata Corp.    2,400                                                  8
    o Interactive Intelligence, Inc.    1,000                                  4
    o Intercept, Inc.    1,500                                                25
    o Internap Network Services Corp.
      4,600                                                                    4
    o Internet Security Systems    4,600                                      70
    o Interpublic Group of Cos., Inc.
      34,144                                                                 437
    o Intrado, Inc.    3,600                                                  38
    o Intuit, Inc.    16,715                                                 626
    o Invitrogen Corp.    3,629                                              190
    o Iron Mountain, Inc.    9,787                                           316
    o ITT Educational Services, Inc.    6,000                                191
      Jack Henry & Associates, Inc.    6,300                                 121
    o Jacobs Engineering Group, Inc.    3,800                                152
    o JDA Software Group, Inc.    2,000                                       21
      John H. Harland Co.    3,500                                            99
    o Kana Software, Inc.    528                                               1
    o Keane, Inc.    3,960                                                    59
    o Keith Cos., Inc.    3,000                                               43
      Kelly Services, Inc., Class A    3,200                                  87
    o Kforce, Inc.    405                                                      4
    o Kinder Morgan Management LLC
      3,264                                                                  123
    o Korn/Ferry International    3,600                                       64
    o Kronos, Inc.    1,875                                                   82
    o Lamar Advertising Co., Class A    6,700                                269
    o Laureate Education, Inc.    4,700                                      166
    o Learning Tree International, Inc.
      1,400                                                                   18
    o Liberate Technologies    5,900                                          14
    o Lightbridge, Inc.    2,200                                               9
    o LookSmart Ltd.    2,400                                                  4
    o Luminex Corp.    800                                                     6
    o Macrovision Corp.    3,100                                              67
    o Magma Design Automation, Inc.
      1,700                                                                   30
    o Management Network Group, Inc.
      2,400                                                                    6
    o Manhattan Associates, Inc.    1,300                                     34
      Manpower, Inc.    6,991                                                304
    o Manugistics Group, Inc.    2,300                                         6
    o MAPICS, Inc.    1,000                                                   10
    o Mapinfo Corp.    3,125                                                  32
    o Matria Healthcare, Inc.    1,200                                        30
    o Matrixone, Inc.    1,700                                                11
    o MAXIMUS, Inc.    1,700                                                  54
    o Maxygen, Inc.    1,500                                                  15
    o McAfee, Inc.    14,445                                                 260
    o Mechanical Technology, Inc.    1,800                                     8
    o Medical Staffing Network Holdings,
      Inc.    1,300                                                            7
    o MemberWorks, Inc.    4,500                                             120
    o Mentor Graphics Corp.    5,700                                          67
    o Mercury Interactive Corp.    7,500                                     274
    o Meta Group, Inc.    1,100                                                5
    o MetaSolv, Inc.    2,800                                                  8
    o Metro One Telecommunications
      4,400                                                                    7
    o Michael Baker Corp.    500                                               7
    o MicroStrategy, Inc., Class A    856                                     34
    o Microvision, Inc.    900                                                 5
    o Millenium Cell, Inc.    2,200                                            3
    o Mindspeed Technologies, Inc.    7,598                                   25
    o Moldflow Corp.    300                                                    3
    o Monster Worldwide, Inc.    9,800                                       216
    o MPS Group, Inc.    8,100                                                73
    o MRO Software, Inc.    3,900                                             41
    o Multi-Color Corp.    750                                                13
    o Nassda Corp.    500                                                      2
      National Instruments Corp.    5,675                                    165
    o National Processing, Inc.    3,200                                      84
      Nautilus Group, Inc.    4,125                                           76
    o Navigant Consulting, Inc.    2,500                                      52
    o NCO Group, Inc.    2,701                                                67
      NDCHealth Corp.    1,900                                                40
    o NeighborCare, Inc.    12,500                                           321
    o Neoforma, Inc.    1,500                                                 15
    o Neon Systems, Inc.    2,400                                              9
    o NeoRx Corp.    400                                                       1
    o Netegrity, Inc.    1,500                                                10
    o NetIQ Corp.    7,704                                                    73
    o Netratings, Inc.    3,000                                               41
    o Netscout Systems, Inc.    1,800                                         11
    o Netsolve, Inc.    1,600                                                 13
      Newcastle Investment Corp.    2,200                                     62
    o NMS Communications Corp.    1,500                                        9
    o Nuance Communications, Inc.    1,000                                     4
    o NYFIX, Inc.    750                                                       4
      Omnicom Group, Inc.    16,800                                        1,210
    o On Assignment, Inc.    1,700                                             9
    o Onyx Software Corp.    350                                               1
    o Openwave Systems, Inc.    5,271                                         60
    o Opnet Technologies, Inc.    3,600                                       33
    o Opsware, Inc.    800                                                     5
    o Option Care, Inc.    1,500                                              26
    o Orbital Sciences Corp.    2,600                                         30
    o Pac-West Telecomm, Inc.    1,900                                         1
    o Packeteer, Inc.    1,100                                                10
    o Paradigm Genetics, Inc.    400                                          --
    o Parametric Technology Corp.    9,700                                    44
    o Paxar Corp.    2,300                                                    44
      Paychex, Inc.    29,900                                                918
    o PC-Tel, Inc.    1,400                                                   14
    o PDI, Inc.    2,900                                                      83
    o Pec Solutions, Inc.    1,000                                            11
    o Pegasus Solutions, Inc.    3,900                                        51
    o PeopleSoft, Inc.    29,693                                             535
    o Per-Se Technologies, Inc.    10,000                                    141
    o Perot Systems Corp., Class A    9,100                                  115
    o Phoenix Technologies Ltd.    1,300                                       8

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Pixar, Inc.    5,600                                                   382
    o PLATO Learning, Inc.    1,433                                           13
    o Polycom, Inc.    9,200                                                 177
      Pomeroy IT Solutions, Inc.    2,100                                     24
    o Portal Software, Inc.    1,220                                           3
    o Pre-Paid Legal Services, Inc.    3,600                                  83
    o PRG-Schultz International, Inc.    2,500                                13
    o Priceline.com, Inc.    3,983                                            94
    o Progress Software Corp.    4,200                                        87
    o ProQuest Co.    1,700                                                   43
    o ProsoftTraining    900                                                  --
    o QRS Corp.    450                                                         3
    o Quality Systems, Inc.    900                                            43
    o Quest Software, Inc.    7,700                                           93
      Quixote Corp.    1,300                                                  25
    o Quovadx, Inc.    2,600                                                   3
    o R.H. Donnelley Corp.    2,000                                           91
    o Radiant Systems, Inc.    1,300                                           5
    o RealNetworks, Inc.    6,000                                             34
    o Red Hat, Inc.    7,100                                                 122
    o Redback Networks, Inc.    8,076                                         43
    o Register.com    1,296                                                    8
    o RemedyTemp, Inc., Class A    1,200                                      10
      Renaissance Learning, Inc.    2,100                                     45
      Republic Services, Inc.    17,700                                      506
    o Resources Connection, Inc.    3,100                                    120
    o Retek, Inc.    3,843                                                    16
      The Reynolds & Reynolds Co., Class A
      5,000                                                                  111
      Robert Half International, Inc.
      14,000                                                                 389
    o Ross Systems, Inc.    1,000                                             19
      RPC, Inc.    3,400                                                      52
    o RSA Security, Inc.    5,000                                             93
    o Rural Cellular Corp., Class A    1,200                                  11
    o Saba Software, Inc.    500                                               2
    o SafeNet, Inc.    2,770                                                  81
    o Sagent Technology, Inc.    1,500                                        --
    o Sapient Corp.    9,100                                                  64
    o Seachange International, Inc.    3,350                                  49
    o Secure Computing Corp.    3,200                                         22
    o Seebeyond Technology Corp.    3,100                                      9
    o Selectica, Inc.    1,900                                                 8
    o Sequenom, Inc.    1,600                                                  2
    o Serena Software, Inc.    4,600                                          71
      The ServiceMaster Co.    22,900                                        267
    o SFBC International, Inc.    1,500                                       51
    o Sirius Satellite Radio, Inc.    1,200                                    3
    o Sitel Corp.    2,800                                                     8
    o Sonic Foundry, Inc.    600                                               1
    o SONICblue, Inc.    2,600                                                --
    o SonicWALL, Inc.    4,900                                                33
    o SourceCorp    3,600                                                     85
      Spartech Corp.    4,200                                                100
    o Spherion Corp.    1,830                                                 16
    o SportsLine.com, Inc.    2,300                                            4
    o SPSS, Inc.    3,200                                                     47
      SS&C Technologies, Inc.    11,100                                      224
      The Standard Register Co.    4,100                                      45
      Startek, Inc.    1,400                                                  43
    o Stericycle, Inc.    4,700                                              230
    o Stratasys, Inc.    1,350                                                35
      Strayer Education, Inc.    700                                          68
    o SumTotal Systems, Inc.    463                                            2
    o Sungard Data Systems, Inc.    23,900                                   557
    o SupportSoft, Inc.    4,800                                              42
    o Sycamore Networks, Inc.    18,200                                       68
    o Symantec Corp.    28,400                                             1,328
    o Symyx Technologies, Inc.    3,800                                       73
    o Synopsys, Inc.    13,684                                               346
    o Synplicity, Inc.    1,200                                                6
      Syntel, Inc.    2,500                                                   35
      Talx Corp.    1,700                                                     38
    o Tapestry Pharmaceuticals, Inc.    1,200                                  1
    o Telecommunication Systems, Inc.,
      Class A    1,300                                                         7
    o TeleTech Holdings, Inc.    5,000                                        44
    o Tetra Tech, Inc.    12,031                                             194
    o Tetra Technologies, Inc.    3,700                                       98
    o TIBCO Software, Inc.    16,000                                         113
    o Tier Technologies, Inc., Class B    500                                  4
    o Transaction Systems Architects, Inc.,
      Class A    5,200                                                        89
    o TRC Cos., Inc.    1,350                                                 21
    o Trizetto Group, Inc.    5,900                                           40
    o Tularik, Inc.    5,100                                                 127
    o Tumbleweed Communications Corp.
      2,000                                                                    4
    o Unify Corp.    1,200                                                     1
    o United Online, Inc.    6,150                                            96
    o Universal Access Global Holdings, Inc.
      145                                                                     --
    o Universal Electronics, Inc.    2,200                                    38
    o UNOVA, Inc.    5,600                                                    95
    o URS Corp.    3,700                                                      89
    o Usinternetworking, Inc.    1,100                                        --
    o VA Software Corp.    1,427                                               3
    o Valueclick, Inc.    6,000                                               62
    o Vastera, Inc.    2,000                                                   4
    o Ventiv Health, Inc.    2,233                                            34
    o Verint Systems, Inc.    2,500                                           79
    o VeriSign, Inc.    20,875                                               366
    o Verisity Ltd.    4,500                                                  29
    o Veritas Software Corp.    35,024                                       668
    o Verity, Inc.    4,100                                                   46
    o Verso Technologies, Inc.    1,363                                        1
    o Vertel Corp.    900                                                     --
      Viad Corp.    3,625                                                     87
    o The viaLink Co.    700                                                  --
    o Viewpoint Corp.    2,000                                                 2
    o Vignette Corp.    8,948                                                 13
    o Volt Information Sciences, Inc.    2,100                                63
    o Waste Connections, Inc.    5,250                                       152
      Waste Industries USA, Inc.    1,500                                     17
      Waste Management, Inc.    48,100                                     1,354
    o WatchGuard Technologies, Inc.    1,800                                   9
    o Watson Wyatt & Co. Holdings    4,600                                   120
    o Wave Systems Corp., Class A    1,800                                     2
    o WebEx Communications, Inc.    2,500                                     51
    o WebMD Corp.    19,426                                                  158
    o webMethods, Inc.    1,921                                                9
    o Websense, Inc.    2,500                                                 95

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Weight Watchers International, Inc.
      8,700                                                                  337
    o Westaff, Inc.    2,000                                                   6
    o Wind River Systems, Inc.    3,160                                       31
    o Wireless Facilities, Inc.    1,800                                      13
    o Witness Systems, Inc.    2,100                                          28
    o WorldGate Communications, Inc.
      2,000                                                                    4
    o Wynn Resorts Ltd.    4,000                                             143
    o Xybernaut Corp.    1,400                                                 2
    o Yahoo!, Inc.    111,144                                              3,423
    o Zamba Corp.    2,000                                                    --
    o Zix Corp.    900                                                         5
                                                                     -----------
                                                                          57,300

      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    2,300                                              48
      Aceto Corp.    7,875                                                   129
    o AEP Industries, Inc.    400                                              4
      Air Products & Chemicals, Inc.    17,700                               916
      Airgas, Inc.    5,000                                                  109
      Albemarle Corp.    4,500                                               139
      Amcol International Corp.    5,000                                     100
      Arch Chemicals, Inc.    2,700                                           77
    o Bio-Rad Laboratories, Inc., Class A
      1,000                                                                   52
      Brady Corp., Class A    700                                             32
      Cabot Corp.    5,200                                                   198
      Calgon Carbon Corp.    2,300                                            15
    o Celgene Corp.    3,000                                                 160
      Crompton Corp.    8,924                                                 53
      Cytec Industries, Inc.    7,400                                        345
      Dow Chemical Co.    76,266                                           3,042
      E.I. du Pont de Nemours & Co.
      83,195                                                               3,567
      Eastman Chemical Co.    5,600                                          250
      Ecolab, Inc.    21,500                                                 656
    o Entegris, Inc.    6,000                                                 53
      Ferro Corp.    4,200                                                    84
    o Foamex International, Inc.    2,600                                     11
      Georgia Gulf Corp.    3,300                                            117
      Great Lakes Chemical Corp.    3,600                                     86
      H.B. Fuller Co.    2,000                                                53
      Hawkins, Inc.    1,900                                                  23
    o Hercules, Inc.    8,500                                                100
      IMC Global, Inc.    9,500                                              130
      Kronos Worldwide, Inc.    2,472                                         77
      Lubrizol Corp.    3,400                                                118
      Lyondell Chemical Co.    9,600                                         175
      MacDermid, Inc.    3,800                                               111
    o Matrixx Initiatives, Inc.    1,700                                      14
      Millennium Chemicals, Inc.    5,400                                     95
      Monsanto Co.    21,645                                                 785
    o NewMarket Corp    2,000                                                 40
      Oil-Dri Corp. of America    400                                          7
      Olin Corp.    4,820                                                     83
    o OM Group, Inc.    2,400                                                 77
    o Omnova Solutions, Inc.    3,400                                         21
    o Oxigene, Inc.    900                                                     5
      Penford Corp.    2,700                                                  47
    o PolyOne Corp.    3,200                                                  23
      PPG Industries, Inc.    13,900                                         819
      Praxair, Inc.    25,700                                              1,014
    o Rogers Corp.    300                                                     15
      Rohm & Haas Co.    26,753                                            1,049
      Rollins, Inc.    4,450                                                 103
      RPM International, Inc.    9,600                                       144
      Sigma-Aldrich Corp.    6,300                                           362
      Stepan Co.    1,200                                                     29
      Tredegar Corp.    2,600                                                 43
    o Trex Co., Inc.    500                                                   22
   >o Uniroyal Technology Corp.    1,100                                      --
      Valspar Corp.    4,200                                                 206
      WD-40 Co.    1,600                                                      42
      Wellman, Inc.    5,400                                                  38
    o Zoltek Cos., Inc.    1,500                                              11
                                                                     -----------
                                                                          16,124

      CONSTRUCTION  0.8%
      --------------------------------------------------------------------------
      American Woodmark Corp.    500                                          28
      Ameron International Corp.    3,400                                    119
      Apogee Enterprises, Inc.    1,200                                       13
    o Armstrong Holdings, Inc.    1,600                                        2
      Beazer Homes USA, Inc.    851                                           80
      Brookfield Homes Corp.    3,500                                         95
      Building Material Holding Corp.    4,000                                80
    o Cavco Industries, Inc.    205                                            8
      Centex Corp.    8,200                                                  348
      Craftmade International, Inc.    2,800                                  56
      D.R. Horton, Inc.    18,453                                            510
    o Dominion Homes, Inc.    500                                             11
    o Dycom Industries, Inc.    5,399                                        145
      Eagle Materials, Inc.    3,381                                         223
      ElkCorp    3,450                                                        75
    o EMCOR Group, Inc.    700                                                30
      Florida Rock Industries, Inc.    2,325                                 100
      Fluor Corp.    5,600                                                   255
    o Global Power Equipment Group, Inc.
      1,000                                                                    7
      Granite Construction, Inc.    4,850                                     86
    o Hovnanian Enterprises, Inc., Class A
      6,200                                                                  192
    o Huttig Building Products, Inc.    811                                    7
    o Insituform Technologies, Inc., Class A
      1,300                                                                   23
    o Integrated Electrical Services, Inc.
      1,800                                                                   15
      KB Home    3,900                                                       250
      Lafarge North America, Inc.    6,200                                   260
      Lennar Corp., Class A    14,490                                        618
    o Levitt Corp., Class A    550                                            11
      M/I Homes, Inc.    1,800                                                68
      Martin Marietta Materials, Inc.    4,200                               184
      Masco Corp.    35,800                                                1,083
    o Mastec, Inc.    5,350                                                   33
      MDC Holdings, Inc.    1,464                                             98
    o NCI Building Systems, Inc.    2,900                                     89
    o NVR, Inc.    500                                                       233
    o Palm Harbor Homes, Inc.    2,700                                        43

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Performance Technologies, Inc.
      1,600                                                                   10
      Pulte Homes, Inc.    11,372                                            621
    o Quanta Services, Inc.    8,900                                          56
      The Ryland Group, Inc.    3,400                                        263
    o SBA Communications Corp.    1,300                                        7
      The Sherwin-Williams Co.    13,000                                     525
      Simpson Manufacturing Co., Inc.
      1,600                                                                   90
    o Socket Communications, Inc.    800                                       2
      Standard-Pacific Corp.    2,400                                        111
      The Stanley Works    6,600                                             280
    o Surebeam Corp., Class A    2,711                                        --
    o Technical Olympic USA, Inc.    2,250                                    49
      Texas Industries, Inc.    1,000                                         43
    o Toll Brothers, Inc.    5,600                                           223
      United Mobile Homes, Inc.    1,600                                      23
    o USG Corp.    3,900                                                      67
      Vulcan Materials Co.    9,400                                          448
      Walter Industries, Inc.    1,900                                        27
    o WCI Communities, Inc.    3,800                                          82
    o WESCO International, Inc.    4,800                                      99
    o West Corp.    4,500                                                    113
    o Westell Technologies, Inc., Class A
      2,560                                                                   10
    o Yankee Candle Co., Inc.    3,700                                       107
                                                                     -----------
                                                                           8,734

      CONSUMER DURABLES  0.4%
      --------------------------------------------------------------------------
    o Applica, Inc.    3,100                                                  16
      Black & Decker Corp.    7,100                                          496
    o Champion Enterprises, Inc.    2,200                                     21
    o Chromcraft Revington, Inc.    1,300                                     17
    o Compx International, Inc.    800                                        11
      Ethan Allen Interiors, Inc.    4,200                                   156
      Flexsteel Industries, Inc.    600                                       13
      Furniture Brands International, Inc.
      4,700                                                                  108
    o Gemstar -TV Guide International, Inc.
      21,160                                                                  98
    o Genlyte Group, Inc.    1,600                                           100
    o Griffon Corp.    2,590                                                  54
      Haverty Furniture Cos., Inc.    4,200                                   78
    o Helen of Troy Ltd.    2,000                                             63
      Hillenbrand Industries, Inc.    5,800                                  329
    o Interface, Inc., Class A    3,300                                       28
      Kimball International, Inc., Class B
      3,600                                                                   50
      La-Z-Boy, Inc.    5,800                                                100
      Leggett & Platt, Inc.    16,200                                        438
      Maytag Corp.    7,100                                                  146
    o MITY Enterprises, Inc.    600                                           10
    o Mohawk Industries, Inc.    4,819                                       354
      National Presto Industries, Inc.    400                                 16
      Newell Rubbermaid, Inc.    21,400                                      462
    o Recoton Corp.    500                                                    --
    o Restoration Hardware, Inc.    1,700                                     11
    o Salton, Inc.    1,100                                                    6
    o Service Corp. International    24,100                                  153
      Skyline Corp.    100                                                     4
      Stanley Furniture Co., Inc.    2,600                                   109
      Sturm Ruger & Co., Inc.    2,800                                        29
    o Tempur-Pedic International, Inc.
      8,000                                                                  101
      Thomas Industries, Inc.    3,200                                        99
      Toro Co.    800                                                         52
    o United Rentals, Inc.    5,900                                          117
      Virco Manufacturing Corp.    1,170                                       9
    o Water Pik Technologies, Inc.    195                                      3
      Whirlpool Corp.    6,000                                               375
                                                                     -----------
                                                                           4,232

      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Ball Corp.    6,300                                                    455
      Bemis Co.    6,400                                                     169
    o Crown Holdings, Inc.    3,600                                           37
      Greif, Inc., Class A    3,700                                          138
    o Mobile Mini, Inc.    600                                                16
    o Mod-Pac Corp.    500                                                     5
    o Owens-Illinois, Inc.    16,200                                         238
      Packaging Dynamics Corp.    260                                          4
    o Pactiv Corp.    12,400                                                 292
    o Sealed Air Corp.    8,500                                              403
    o Silgan Holdings, Inc.    2,900                                         140
      Sonoco Products Co.    4,100                                           106
                                                                     -----------
                                                                           2,003

      ELECTRONICS  5.3%
      --------------------------------------------------------------------------
    o ACT Teleconferencing, Inc.    1,100                                      2
    o Actel Corp.    1,100                                                    17
      Acuity Brands, Inc.    17,200                                          410
      Acxiom Corp.    25,700                                                 565
    o ADC Telecommunications, Inc.
      28,220                                                                  68
    o ADE Corp.    3,100                                                      54
    o Adelphia Communications, Class A
      6,301                                                                    3
    o Advanced Fibre Communications, Inc.
      3,500                                                                   59
    o Advanced Micro Devices, Inc.    29,000                                 362
    o Advanced Power Technology, Inc.
      1,500                                                                   16
    o Agere Systems, Inc., Class A    70,116                                  87
    o Agilent Technologies, Inc.    39,317                                   936
      Agilysys, Inc.    1,600                                                 24
    o Airnet Communications Corp.    1,300                                     1
    o Alliance Fiber Optic Products, Inc.
      2,100                                                                    2
    o Alliance Semiconductor Corp.    1,200                                    6
    o Alliant Techsystems, Inc.    2,437                                     153
    o Altera Corp.    30,400                                                 633
    o American Physicians Capital, Inc.
      2,500                                                                   67
      American Power Conversion Corp.
      16,600                                                                 251
    o American Science & Engineering, Inc.
      500                                                                     12
    o American Technical Ceramics Corp.
      500                                                                      4
    o AMIS Holdings, Inc.    2,500                                            37

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Amkor Technology, Inc.    14,400                                        58
    o Amphenol Corp., Class A    8,800                                       277
    o Anadigics, Inc.    1,150                                                 5
      Analog Devices, Inc.    30,200                                       1,199
    o Anaren, Inc.    3,300                                                   40
    o Andrew Corp.    10,925                                                 119
    o Anixter International, Inc.    3,300                                   110
    o Applied Materials, Inc.    135,498                                   2,299
    o Applied Micro Circuits Corp.    12,238                                  44
    o Arris Group, Inc.    2,600                                              11
    o Arrow Electronics, Inc.    12,000                                      284
    o Artisan Components, Inc.    1,100                                       27
    o Aspect Communications Corp.    4,200                                    36
    o Astronics Corp.    1,250                                                 6
    o Asyst Technologies, Inc.    1,700                                       10
    o Atmel Corp.    37,900                                                  162
    o ATMI, Inc.    1,400                                                     28
    o Audiovox Corp., Class A    1,600                                        28
    o Avanex Corp.    2,100                                                    6
    o Avid Technology, Inc.    3,600                                         168
    o Avnet, Inc.    11,288                                                  219
      AVX Corp.    14,000                                                    175
    o Aware, Inc.    1,100                                                     4
    o Axcelis Technologies, Inc.    7,044                                     66
    o AXT, Inc.    800                                                         1
      Badger Meter, Inc.    1,000                                             45
      BEI Technologies, Inc.    3,700                                         89
      Bel Fuse, Inc., Class A    1,200                                        38
    o Belden CDT, Inc.    4,400                                               86
    o Bell Microproducts, Inc.    1,000                                        7
    o Benchmark Electronics, Inc.    10,050                                  287
    o BioVeris Corp.    3,800                                                 28
      Boston Acoustics, Inc.    1,300                                         13
    o Broadcom Corp., Class A    26,200                                      926
    o Brooks Automation, Inc.    1,364                                        20
    o Bruker BioSciences Corp.    2,100                                        9
      C&D Technologies, Inc.    4,500                                         71
    o C-COR.net Corp.    3,100                                                25
    o Cabot Microelectronics Corp.    660                                     23
    o Cadence Design Systems, Inc.
      11,600                                                                 156
    o California Amplifier, Inc.    1,000                                      6
    o Captaris, Inc.    2,200                                                 12
    o CCC Information Services Group, Inc.
      13,100                                                                 235
    o Celera Genomics Group - Applera
      Corp.    5,600                                                          66
    o Ceva, Inc.    433                                                        3
      Chase Corp.    100                                                       1
    o Checkpoint Systems, Inc.    4,600                                       79
    o ChipPAC, Inc., Class A    6,600                                         33
    o Chronimed, Inc.    600                                                   5
    o CIENA Corp.    17,294                                                   49
    o Cirrus Logic, Inc.    3,800                                             23
    o ClearOne Communications, Inc.
      1,000                                                                    5
    o CMGI, Inc.    14,086                                                    19
    o Coherent, Inc.    1,300                                                 34
      Cohu, Inc.    1,100                                                     21
    o CommScope, Inc.    4,900                                               101
    o Computer Network Technology Corp.
      1,100                                                                    6
    o Comtech Telecommunications    1,450                                     29
    o Conexant Systems, Inc.    25,046                                        40
    o Corvis Corp.    13,000                                                  15
    o Cox Radio, Inc., Class A    4,600                                       80
    o Credence Systems Corp.    1,700                                         15
    o Cree, Inc.    6,000                                                    134
      CTS Corp.    5,800                                                      67
      Cubic Corp.    1,200                                                    24
    o Cyberonics    3,700                                                    104
    o Cymer, Inc.    1,700                                                    49
    o Cypress Semiconductor Corp.    8,500                                    96
    o Daktronics, Inc.    5,600                                              145
    o DDi Corp.    8                                                          --
    o Diodes, Inc.    2,850                                                   65
    o Dionex Corp.    1,200                                                   57
    o DSP Group, Inc.    3,300                                                65
    o Ducommun, Inc.    4,300                                                 84
    o Dupont Photomasks, Inc.    1,900                                        31
    o Dynamics Research Corp.    1,200                                        21
    o Electro Rent Corp.    5,100                                             50
    o Electro Scientific Industries, Inc.
      1,300                                                                   33
    o Electroglas, Inc.    900                                                 3
    o Electronics for Imaging    3,400                                        68
    o Emcore Corp.    1,500                                                    4
    o EMS Technologies, Inc.    1,000                                         16
    o Emulex Corp.    5,900                                                   64
    o Energizer Holdings, Inc.    6,333                                      241
    o Energy Conversion Devices, Inc.    600                                   6
    o Entrada Networks, Inc.    75                                            --
    o ESS Technology, Inc.    2,100                                           14
    o Exar Corp.    3,300                                                     44
    o Excel Technology, Inc.    600                                           16
    o Fairchild Semiconductor International,
      Inc., Class A    8,600                                                 126
    o FEI Co.    1,500                                                        30
    o First Virtual Communications, Inc.
      240                                                                     --
    o Flir Systems, Inc.    2,400                                            153
    o FormFactor, Inc.    2,500                                               50
      Frequency Electronics, Inc.    500                                       6
    o FSI International, Inc.    1,300                                         7
    o FuelCell Energy, Inc.    1,200                                          12
    o General Cable Corp.    2,200                                            21
    o Genus, Inc.    500                                                       1
    o Gerber Scientific, Inc.    1,900                                        12
    o Getty Images, Inc.    4,600                                            251
    o Glenayre Technologies, Inc.    2,300                                     4
    o GTC Biotherapeutics, Inc.    1,800                                       3
      Harman International Industries, Inc.
      6,800                                                                  583
    o Harmonic, Inc.    6,342                                                 41
      Harris Corp.    7,000                                                  332
    o Harvard Bioscience, Inc.    500                                          2
      Hearst-Argyle Television, Inc.    3,700                                 84
    o Herley Industries, Inc.    4,000                                        75
    o HI/FN, Inc.    800                                                       7
    o Hollywood Entertainment Corp.    4,300                                  56

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Hutchinson Technology, Inc.    16,600                                  370
    o Illumina, Inc.    1,500                                                  8
    o Integrated Circuit Systems, Inc. 5,400                                 129
    o Integrated Silicon Solutions, Inc.
      3,400                                                                   29
 (10) Intel Corp.    523,032                                              12,752
    o Intelli-Check, Inc.    500                                               3
    o Interactive Data Corp.    20,700                                       362
    o Intermagnetics General Corp.    1,371                                   53
    o International Rectifier Corp.    4,100                                 161
      Intersil Corp., Class A    12,364                                      227
    o Itron, Inc.    2,500                                                    48
      ITT Industries, Inc.    6,200                                          496
    o Ixia    5,200                                                           41
    o IXYS Corp.    900                                                        7
    o Jabil Circuit, Inc.    15,400                                          335
    o JDS Uniphase Corp.    112,424                                          388
      Keithley Instruments, Inc.    3,200                                     66
    o Kemet Corp.    6,700                                                    68
    o KLA-Tencor Corp.    15,000                                             618
    o Kopin Corp.    2,500                                                    10
    o Kulicke & Soffa Industries, Inc. 4,400                                  34
    o Lam Research Corp.    11,600                                           277
    o Lattice Semiconductor Corp.    4,600                                    23
    o LeCroy Corp.    900                                                     14
    o Lightpath Technologies, Inc., Class A
      75                                                                      --
      Linear Technology Corp.    25,000                                      977
    o Littelfuse, Inc.    4,500                                              175
    o Logicvision, Inc.    1,000                                               2
    o Loral Space & Communications    1,390                                   --
    o LSI Logic Corp.    29,964                                              153
    o Lucent Technologies, Inc.    301,923                                   921
    o Macromedia, Inc.    4,500                                               91
    o Mattson Technology, Inc.    4,100                                       36
      Maxim Integrated Products, Inc.
      27,453                                                               1,320
    o Maxwell Technologies, Inc.    1,000                                      9
    o Measurement Specialties, Inc.    700                                    15
    o MEMC Electronic Materials, Inc.
      16,300                                                                 148
    o Mercury Computer Systems, Inc.
      3,600                                                                   86
    o Mestek, Inc.    700                                                     12
      Methode Electronics, Class A    3,600                                   47
    o Micron Technology, Inc.    49,500                                      670
    o Microsemi Corp.    7,000                                                86
    o MKS Instruments, Inc.    4,300                                          63
      Mocon, Inc.    600                                                       5
      Molex, Inc.    16,125                                                  467
    o Monolithic System Technology, Inc.
      1,200                                                                    6
      Motorola, Inc.    188,755                                            3,007
    o MRV Communications, Inc.    4,307                                       13
      MTS Systems Corp.    4,500                                              97
    o Mykrolis Corp.    3,021                                                 30
    o Nanogen, Inc.    1,500                                                   7
    o Nanometrics, Inc.    300                                                 3
    o National Semiconductor Corp.    29,200                                 501
    o Netopia, Inc.    2,100                                                   8
    o Newport Corp.    4,200                                                  60
    o Novellus Systems, Inc.    11,171                                       302
    o Novoste Corp.    1,600                                                   3
    o Nvidia Corp.    7,000                                                  108
    o Omnivision Technologies, Inc.    2,800                                  33
    o Oplink Communications, Inc.    4,600                                     8
    o Optical Communication Products, Inc.
      500                                                                      1
    o OSI Systems, Inc.    3,700                                              69
    o P-Com, Inc.    17                                                       --
      Park Electrochemical Corp.    3,600                                     83
    o Parkervision, Inc.    400                                                2
    o Paxson Communications Corp.    1,900                                     6
    o Pemstar, Inc.    1,600                                                   4
    o Pericom Semiconductor Corp.    600                                       6
      PerkinElmer, Inc.    11,477                                            202
    o Photon Dynamics, Inc.    3,400                                          93
    o Pinnacle Systems, Inc.    1,800                                          7
    o Pixelworks, Inc.    4,100                                               40
    o Planar Systems, Inc.    3,700                                           51
    o Plantronics, Inc.    4,000                                             155
    o Plexus Corp.    1,700                                                   19
    o PLX Technology, Inc.    1,300                                           12
    o Powell Industries, Inc.    1,000                                        17
    o Power Integrations, Inc.    1,400                                       28
    o Power-One, Inc.    6,000                                                53
    o Powerwave Technologies, Inc.    3,200                                   18
    o Proxim Corp., Class A    5,412                                           5
    o QLogic Corp.    6,022                                                  147
      Qualcomm, Inc.    66,300                                             4,580
    o Quantum Corp.    5,500                                                  13
    o QuickLogic Corp.    900                                                  3
    o Radisys Corp.    3,700                                                  46
    o Rambus, Inc.    8,200                                                  138
      Raven Industries, Inc.    1,400                                         53
    o Rayovac Corp.    2,800                                                  75
    o Remec, Inc.    2,500                                                    12
    o Rex Stores Corp.    1,875                                               24
    o RF Micro Devices, Inc.    13,700                                        81
      Richardson Electronics Ltd.    1,300                                    12
    o Rofin-Sinar Technologies, Inc.    1,900                                 40
    o Rudolph Technologies, Inc.    500                                        8
    o Sanmina-SCI Corp.    41,316                                            303
    o SBS Technologies, Inc.    1,700                                         22
    o ScanSoft, Inc.    1,204                                                  5
      Scientific-Atlanta, Inc.    11,900                                     366
    o SCM Microsystems, Inc.    1,200                                          5
      Seagate Technology    6,000                                             69
    o Semitool, Inc.    4,300                                                 35
    o Semtech Corp.    6,000                                                 119
    o Silicon Image, Inc.    2,000                                            24
    o Silicon Laboratories, Inc.    5,000                                    176
    o Silicon Storage Technology, Inc.
      7,000                                                                   46
    o Siliconix, Inc.    8,100                                               345
    o Sipex Corp.    1,600                                                     6
    o Sirenza Microdevices, Inc.    1,300                                      6
    o Sirf Technology Holdings, Inc.    3,500                                 39
    o Skyworks Solutions, Inc.    5,689                                       48
    o Solectron Corp.    81,520                                              448
    o Somera Communications, Inc.    1,900                                     3
      Spectralink Corp.    1,000                                               9

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Spherix, Inc.    500                                                     2
    o Standard Microsystems Corp.    3,600                                    62
    o Stratex Networks, Inc.    2,800                                          7
    o Superconductor Technologies, Inc.
      1,600                                                                    2
   >o Superior Telecom, Inc.    1,124                                         --
    o Supertex, Inc.    1,400                                                 23
      Symbol Technologies, Inc.    19,437                                    254
    o Symmetricom, Inc.    8,450                                              69
    o Synaptics, Inc.    3,500                                                52
    o Taser International, Inc.    6,000                                     188
    o Technitrol, Inc.    4,000                                               74
    o Tekelec    8,700                                                       169
      Tektronix, Inc.    8,300                                               252
   >o TelCove    4,638                                                        --
    o Tellabs, Inc.    32,800                                                292
    o Teradyne, Inc.    15,559                                               266
    o Terayon Communication Systems
      Corp. 2,800                                                              5
    o Tessco Technologies, Inc.    900                                        14
    o Tessera Technologies, Inc.    3,000                                     52
      Texas Instruments, Inc.    140,897                                   3,005
    o Therma-Wave, Inc.    1,000                                               4
    o Thermo Electron Corp.    26,550                                        683
    o Thomas & Betts Corp.    7,300                                          192
    o THQ, Inc.    1,950                                                      37
    o Three-Five Systems, Inc.    1,099                                        4
    o Tollgrade Communications, Inc.    3,600                                 30
    o Transmeta Corp.    4,500                                                 5
    o Transwitch Corp.    3,100                                                4
    o Tripath Technology, Inc.    1,800                                        4
    o Triquint Semiconductor, Inc.    5,310                                   21
    o Troy Group, Inc.    2,000                                                7
    o TTM Technologies, Inc.    4,400                                         51
    o Tweeter Home Entertainment Group,
      Inc.    1,100                                                            5
      United Industrial Corp.    1,200                                        29
      Unitil Corp.    600                                                     16
    o Valence Technology, Inc.    1,400                                        4
    o Varian Semiconductor Equipment
      Associates, Inc.    1,500                                               45
    o Varian, Inc.    5,800                                                  220
    o Viasat, Inc.    3,500                                                   63
    o Vicor Corp.    4,200                                                    56
    o Virage Logic Corp.    1,400                                             12
    o Vishay Intertechnology, Inc.    11,781                                 183
    o Vitesse Semiconductor Corp.    6,986                                    20
    o Waters Corp.    8,700                                                  382
    o Western Digital Corp.    15,700                                        110
    o Western Wireless Corp., Class A
      7,700                                                                  203
    o Wilson Greatbatch Technologies, Inc.
      1,100                                                                   24
    o WJ Communications, Inc.    2,300                                         6
    o Xilinx, Inc.    27,600                                                 812
    o YDI Wireless, Inc.    100                                               --
    o Zebra Technologies Corp., Class A
      4,250                                                                  351
    o Zoran Corp.    1,761                                                    31
                                                                     -----------
                                                                          57,775

      ENERGY: RAW MATERIALS  2.0%
      --------------------------------------------------------------------------
      Alliance Resource Partners L.P.
      1,700                                                                   84
      Anadarko Petroleum Corp.    19,530                                   1,168
      Apache Corp.    28,372                                               1,320
      APCO Argentina, Inc.    200                                              7
      Arch Coal, Inc.    3,500                                               118
    o Atwood Oceanics, Inc.    1,200                                          46
      Baker Hughes, Inc.    28,300                                         1,141
      Berry Petroleum Co., Class A    2,000                                   61
    o BJ Services Co.    11,800                                              586
      Buckeye Partners L.P.    3,400                                         144
      Burlington Resources, Inc.    34,000                                 1,298
      Cabot Oil & Gas Corp.    14,400                                        633
      CARBO Ceramics, Inc.    3,000                                          212
    o Cimarex Energy Co.    3,122                                            102
    o Cooper Cameron Corp.    3,300                                          169
    o CREDO Petroleum Corp.    1,800                                          32
    o Denbury Resources, Inc.    4,900                                       107
      Devon Energy Corp.    18,680                                         1,298
      ENSCO International, Inc.    11,200                                    337
      Enterprise Products Partners L.P.
      17,000                                                                 353
      EOG Resources, Inc.    11,400                                          724
    o Evergreen Resources, Inc.    4,100                                     168
    o FMC Technologies, Inc.    4,591                                        138
    o Forest Oil Corp.    4,450                                              126
    o Grant Prideco, Inc.    6,100                                           115
    o Grey Wolf, Inc.    5,800                                                26
      Halliburton Co.    36,700                                            1,165
    o Hanover Compressor Co.    5,600                                         66
    o Headwaters, Inc.    2,500                                               69
      Helmerich & Payne, Inc.    4,800                                       122
    o Hydril Co.    2,500                                                     89
      Inergy L.P.    2,000                                                    49
      Joy Global, Inc.    8,600                                              255
    o Key Energy Services, Inc.    10,300                                    104
    o Kirby Corp.    2,800                                                   108
      Lufkin Industries, Inc.    500                                          16
      Massey Energy Co.    6,800                                             188
      Natural Resource Partners L.P.    2,000                                 77
      NL Industries, Inc.    5,300                                            69
    o Noble Corp.    10,100                                                  391
      Noble Energy, Inc.    3,500                                            194
      Occidental Petroleum Corp.    33,100                                 1,631
    o Offshore Logistics, Inc.    3,600                                      104
    o Oil States International, Inc.    3,600                                 59
    o Parker Drilling Co.    2,800                                            11
      Peabody Energy Corp.    3,800                                          213
      Penn Virginia Resource Partners L.P.
      2,500                                                                   95
      Plains All American Pipeline L.P.
      4,600                                                                  151
      Range Resources Corp.    5,400                                          90
    o Reliant Energy, Inc.    22,625                                         224
    o Rowan Cos., Inc.    3,400                                               83
      Schlumberger Ltd.    47,500                                          3,055
    o Seacor Holdings, Inc.    1,250                                          53
    o Smith International, Inc.    7,400                                     431
    o Swift Energy Co.    2,500                                               57

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o TC Pipelines L.P.    2,400                                              82
      Tidewater, Inc.    2,700                                                82
    o Unit Corp.    4,400                                                    142
      USEC, Inc.    3,000                                                     25
      Valero Energy Corp.    11,149                                          835
    o W-H Energy Services, Inc.    900                                        18
    o Weatherford International Ltd.    10,600                               496
      Western Gas Resources, Inc.    4,000                                   135
    o Westmoreland Coal Co.    3,500                                          82
      World Fuel Services Corp.    3,000                                     114
    o Xanser Corp.    1,400                                                    3
                                                                     -----------
                                                                          21,746

      FOOD & AGRICULTURE  3.3%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    5,000                                                 86
      American Italian Pasta Co., Class A
      1,000                                                                   29
      The Andersons, Inc.    1,500                                            25
      Archer-Daniels-Midland Co.    53,958                                   833
   >o Aurora Foods, Inc.    2,500                                             --
      Bridgford Foods Corp.    300                                             2
      Bunge Ltd.    6,800                                                    273
    o Cadiz, Inc.    84                                                        1
      Campbell Soup Co.    35,400                                            906
    o Chiquita Brands International, Inc.
      10,000                                                                 195
      Coca-Cola Bottling Co. Consolidated
      400                                                                     23
      The Coca-Cola Co.    199,700                                         8,759
      Coca-Cola Enterprises, Inc.    37,200                                  759
      ConAgra Foods, Inc.    43,293                                        1,126
      Consolidated-Tomoka Land Co.    900                                     34
      Corn Products International, Inc.
      7,800                                                                  336
    o Dean Foods Co.    8,613                                                318
    o Del Monte Foods Co.    8,931                                            94
      Delta & Pine Land Co.    2,000                                          45
    o Eden Bioscience Corp.    1,000                                          --
    o Embrex, Inc.    1,300                                                   18
      Fleming Cos., Inc.    3,400                                             --
      Flowers Foods, Inc.    19,515                                          509
      Fresh Brands, Inc.    1,800                                             14
      Fresh Del Monte Produce, Inc.    4,200                                 112
      General Mills, Inc.    31,300                                        1,405
    o Green Mountain Coffee Roasters, Inc.
      900                                                                     17
    o Griffen Land & Nurseries, Inc.    300                                    7
      H.J. Heinz Co.    27,900                                             1,029
    o Hain Celestial Group, Inc.    1,406                                     23
      Hershey Foods Corp.    21,400                                        1,037
      Hormel Foods Corp.    6,500                                            193
      Ingles Markets, Inc., Class A    300                                     3
      Interstate Bakeries    3,200                                            31
    o J & J Snack Foods Corp.    3,200                                       118
      The J.M. Smuckers Co.    2,438                                         102
    o John B. Sanfilippo & Son    5,000                                      133
      Kellogg Co.    34,400                                                1,433
      Kraft Foods, Inc., Class A    17,500                                   535
      Lance, Inc.    2,900                                                    44
    o Lesco, Inc.    500                                                       6
      Lindsay Manufacturing Co.    800                                        19
      Marsh Supermarkets, Inc., Class B
      1,000                                                                   12
    o Maui Land & Pineapple Co., Inc.    800                                  27
      McCormick & Co., Inc.    8,300                                         297
      MGP Ingredients, Inc.    3,400                                          52
    o Monterey Pasta Co.    700                                                2
      Nash Finch Co.    1,700                                                 45
    o Neogen Corp.    625                                                     12
    o The Pantry, Inc.    400                                                  9
    o Peet's Coffee & Tea, Inc.    1,800                                      44
      The Pepsi Bottling Group, Inc.    23,400                               652
      PepsiAmericas, Inc.    13,200                                          248
      PepsiCo, Inc.    140,800                                             7,040
    o Performance Food Group Co.    1,900                                     47
      Pilgrim's Pride Corp., Class B    1,400                                 39
    o Ralcorp Holdings, Inc.    6,700                                        244
      Rocky Mountain Chocolate Factory,
      Inc.    1,650                                                           21
      Sanderson Farms, Inc.    5,250                                         253
      Sara Lee Corp.    64,378                                             1,414
    o The Scotts Co., Class A    2,800                                       171
      Seaboard Corp.    200                                                  104
      Sensient Technologies Corp.    2,300                                    47
    o Smart & Final, Inc.    2,700                                            41
    o Smithfield Foods, Inc.    6,300                                        179
    o Spartan Stores, Inc.    500                                              2
      Standard Commercial Corp.    1,100                                      17
      Supervalu, Inc.    18,087                                              517
      Sysco Corp.    52,036                                                1,793
      Tasty Baking Co.    500                                                  4
    o Tejon Ranch Co.    674                                                  22
      Tootsie Roll Industries, Inc.    2,255                                  66
      Tyson Foods, Inc., Class A    27,840                                   531
    o United Natural Foods, Inc.    2,600                                     56
    o VistaCare, Inc., Class A    1,000                                       18
    o Wild Oats Markets, Inc.    3,800                                        48
      Wm. Wrigley Jr. Co.    19,100                                        1,154
    o Zapata Corp.    1,000                                                   59
                                                                     -----------
                                                                          35,919

      GOLD  0.2%
      --------------------------------------------------------------------------
    o Glamis Gold Ltd.    11,100                                             174
    o Meridian Gold, Inc.    6,600                                            87
      Newmont Mining Corp.    34,251                                       1,386
      Royal Gold, Inc.    3,100                                               44
                                                                     -----------
                                                                           1,691

      HEALTHCARE / DRUGS & MEDICINE  12.2%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc.    500                                              7
    o aaiPharma, Inc.    4,300                                                18
      Abbott Laboratories    128,205                                       5,045
    o Abgenix, Inc.    7,100                                                  69
    o Abiomed, Inc.    800                                                     9
    o Accelrys, Inc.    1,300                                                 10
    o Accredo Health, Inc.    2,841                                           92
    o Aclara BioSciences, Inc.    2,400                                        9
    o Advanced Medical Optics, Inc.    2,400                                  91
    o Advanced Neuromodulation Systems,
      Inc.    1,050                                                           34

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o AeroGen, Inc.    640                                                     2
    o Albany Molecular Research, Inc.
      1,600                                                                   19
    o Align Technology, Inc.    8,700                                        149
    o Alkermes, Inc.    3,100                                                 33
      Allergan, Inc.    11,900                                               900
    o Alliance Imaging, Inc.    1,800                                          9
    o Alliance Pharmaceutical Corp.    220                                    --
    o Allscripts Healthcare Solutions, Inc.
      1,900                                                                   13
      Alpharma, Inc., Class A    3,700                                        61
    o Amedisys, Inc.    2,500                                                 66
    o America Service Group, Inc.    3,300                                   117
    o American Healthways, Inc.    3,100                                      84
    o American Medical Systems Holdings,
      Inc.    3,900                                                          124
    o AMERIGROUP Corp.    900                                                 43
      AmerisourceBergen Corp.    10,324                                      558
    o Amgen, Inc.    104,868                                               5,965
    o Amsurg Corp.    4,800                                                  114
    o Amylin Pharmaceuticals, Inc.    2,300                                   47
    o Andrx Corp.    6,400                                                   166
    o Anthem, Inc.    14,417                                               1,189
    o Antigenics, Inc.    1,400                                               11
    o Aphton Corp.    800                                                      3
    o Apogent Technologies, Inc.    7,100                                    231
      Applied Biosystems Group - Applera
      Corp.    16,500                                                        341
    o Apria Healthcare Group, Inc.    10,500                                 308
    o Arqule, Inc.    8,800                                                   38
      Arrow International, Inc.    6,400                                     177
    o Arthrocare Corp.    1,400                                               37
    o Aspect Medical Systems, Inc.    3,700                                   59
    o Atrix Labs, Inc.    1,400                                               45
    o AVANIR Pharmaceuticals, Class A
      1,900                                                                    3
    o Avant Immunotherapeutics, Inc.    3,000                                  6
    o Avigen, Inc.    900                                                      3
    o Barr Pharmaceuticals, Inc.    8,781                                    302
      Bausch & Lomb, Inc.    3,400                                           209
      Baxter International, Inc.    50,118                                 1,507
      Beckman Coulter, Inc.    5,100                                         281
      Becton Dickinson & Co.    21,300                                     1,006
    o Beverly Enterprises, Inc.    8,800                                      69
    o BioCryst Pharmaceuticals, Inc.    1,400                                  8
    o Biogen Idec, Inc.    25,125                                          1,508
    o BioMarin Pharmaceuticals, Inc.    1,800                                 10
      Biomet, Inc.    20,125                                                 885
    o Biopure Corp.    1,200                                                   1
    o Biosite, Inc.    1,400                                                  62
    o Biosource International, Inc.    1,500                                  11
    o Bone Care International, Inc.    1,400                                  35
    o Boston Scientific Corp.    67,800                                    2,594
    o Bradley Pharmaceuticals, Inc.    1,700                                  40
      Bristol-Myers Squibb Co.    159,050                                  3,642
      C.R. Bard, Inc.    8,000                                               442
    o Caliper Life Sciences, Inc.    700                                       4
      Cambrex Corp.    3,400                                                  75
      Cardinal Health, Inc.    36,160                                      1,609
    o Caremark Rx, Inc.    37,090                                          1,131
    o Cell Therapeutics, Inc.    1,400                                         8
    o Centene Corp.    500                                                    20
    o Cephalon, Inc.    3,500                                                177
    o Cerus Corp.    500                                                       1
    o Charles River Laboratories
      International, Inc.    4,400                                           198
    o Chattem, Inc.    1,200                                                  35
    o Chiron Corp.    15,100                                                 692
    o Cholestech Corp.    1,700                                               13
    o ChromaVision Medical Systems, Inc.
      1,100                                                                    1
    o Ciphergen Biosystems, Inc.    1,700                                      7
      CNS, Inc.    5,000                                                      50
    o Collagenex Pharmaceuticals, Inc.
      3,000                                                                   22
    o Community Health Systems, Inc.
      7,100                                                                  175
    o Conmed Corp.    1,700                                                   38
      Cooper Cos., Inc.    2,200                                             131
    o Corixa Corp.    1,802                                                    8
    o Corvel Corp.    1,900                                                   49
    o Covance, Inc.    5,800                                                 213
    o Coventry Health Care, Inc.    14,400                                   736
    o CryoLife, Inc.    750                                                    4
    o CTI Molecular Imaging, Inc.    2,000                                    21
    o Cubist Pharmaceuticals, Inc.    1,900                                   20
    o Curis, Inc.    3,140                                                    10
    o CV Therapeutics, Inc.    1,100                                          15
    o Cygnus, Inc.    600                                                     --
    o Cytogen Corp.    230                                                     3
    o Cytyc Corp.    7,800                                                   189
      D&K Healthcare Resources, Inc.
      3,200                                                                   32
    o Dade Behring Holdings, Inc.    2,600                                   129
      Datascope Corp.    2,500                                                87
    o DaVita, Inc.    24,750                                                 752
    o Deltagen, Inc.    2,200                                                 --
    o Dendreon Corp.    1,400                                                 13
      Dentsply International, Inc.    6,550                                  319
      Diagnostic Products Corp.    1,700                                      68
    o Digene Corp.    1,400                                                   48
    o DJ Orthopedics, Inc.    3,000                                           53
    o Durect Corp.    2,000                                                    3
    o Dynacq Healthcare, Inc.    3,616                                        26
    o Edwards Lifesciences Corp.    3,900                                    137
      Eli Lilly & Co.    92,400                                            5,888
    o Emisphere Technologies, Inc.    800                                      3
    o Endo Pharmaceutical Holdings, Inc.
      10,500                                                                 202
    o Enpath Medical, Inc.    3,000                                           29
    o Entremed, Inc.    1,200                                                  2
    o Enzo Biochem, Inc.    1,697                                             23
    o Enzon Pharmaceuticals, Inc.    4,400                                    55
    o Eon Labs, Inc.    4,800                                                140
    o Express Scripts, Inc.    6,300                                         413
    o Eyetech Pharmaceuticals, Inc.    2,500                                  93
    o First Health Group Corp.    8,700                                      122
    o First Horizon Pharmaceutical Corp.
      3,400                                                                   59
    o Forest Laboratories, Inc.    27,500                                  1,383
    o Gen-Probe, Inc.    3,400                                               127
    o Gene Logic, Inc.    1,300                                                5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Genelabs Technologies, Inc.    800                                       2
    o Genentech, Inc.    43,300                                            2,108
    o Genesis HealthCare Corp.    6,250                                      168
    o Genta, Inc.    2,900                                                     5
    o Genzyme Corp.    15,232                                                781
    o Geron Corp.    1,000                                                     6
    o Gilead Sciences    17,060                                            1,103
      Guidant Corp.    25,816                                              1,428
    o Guilford Pharmaceuticals, Inc.    1,200                                  5
    o Haemonetics Corp.    3,700                                             111
      HCA, Inc.    39,100                                                  1,511
      Health Management Associates, Inc.,
      Class A    15,900                                                      319
    o Health Net, Inc.    16,600                                             401
      Healthcare Services Group    3,750                                      63
    o HealthExtras, Inc.    1,900                                             28
    o HealthTronics Surgical Services, Inc.
      3,500                                                                   25
    o Henry Schein, Inc.    2,300                                            154
    o Hologic, Inc.    2,600                                                  52
    o Hospira, Inc.    14,070                                                365
    o Human Genome Sciences, Inc.    5,100                                    51
    o Humana, Inc.    18,900                                                 342
    o ICU Medical, Inc.    550                                                15
    o Idexx Laboratories, Inc.    2,500                                      126
    o Ii-Vi, Inc.    1,900                                                    56
    o ImClone Systems, Inc.    6,935                                         409
    o Immucor, Inc.    1,687                                                  34
    o Immunogen, Inc.    1,500                                                 8
    o Immunomedics, Inc.    2,400                                             10
    o IMPAC Medical Systems, Inc.    3,000                                    45
    o Impax Laboratories, Inc.    1,600                                       23
    o Inamed Corp.    13,950                                                 756
    o Incyte Corp.    2,600                                                   16
    o Indevus Pharmaceuticals, Inc.    1,800                                  11
    o Inspire Pharmaceuticals, Inc.    1,300                                  17
    o Integra LifeSciences Holdings Corp.
      1,100                                                                   35
    o InterMune, Inc.    1,100                                                13
    o Intuitive Surgical, Inc.    1,050                                       24
      Invacare Corp.    2,000                                                 81
    o Inveresk Research Group, Inc.    4,200                                 152
    o Isis Pharmaceuticals, Inc.    1,900                                     10
    o IVAX Corp.    14,750                                                   352
  (9) Johnson & Johnson    243,870                                        13,479
    o Kendle International, Inc.    2,700                                     20
    o Kindred Healthcare, Inc.    4,624                                      112
    o Kinetic Concepts, Inc.    2,500                                        112
    o King Pharmaceuticals, Inc.    18,516                                   209
    o Kosan Biosciences, Inc.    2,500                                        16
    o KV Pharmaceutical Co., Class A
      2,700                                                                   47
    o Kyphon, Inc.    3,000                                                   81
    o Laboratory Corp. of America Holdings
      12,800                                                                 501
      Landauer, Inc.    1,100                                                 48
    o Large Scale Biology Corp.    2,400                                       2
    o Lexicon Genetics, Inc.    6,900                                         42
    o LifePoint Hospitals, Inc.    2,300                                      77
    o Ligand Pharmaceuticals, Inc., Class B
      2,300                                                                   32
    o Lincare Holdings, Inc.    7,100                                        227
    o Magellan Health Services, Inc.    3,007                                102
      Manor Care, Inc.    8,000                                              250
    o Maxim Pharmaceuticals, Inc.    2,400                                    19
      McKesson Corp.    22,900                                               737
    o Med-Design Corp.    1,200                                                2
    o Medarex, Inc.    3,000                                                  18
    o Medcath Corp.    1,500                                                  24
    o Medco Health Solutions, Inc.    21,138                                 641
    o Medical Action Industries, Inc.    2,500                                41
    o Medicines Co.    1,700                                                  45
      Medicis Pharmaceutical Corp., Class A
      3,400                                                                  122
    o Medimmune, Inc.    17,375                                              400
    o Medis Technologies Ltd.    1,110                                        13
      Medtronic, Inc.    98,474                                            4,891
      Mentor Corp.    3,000                                                   94
      Merck & Co., Inc.    183,552                                         8,324
      Meridian Bioscience, Inc.    5,000                                      59
    o Merit Medical Systems, Inc.    2,222                                    38
    o MGI Pharma, Inc.    3,800                                              106
    o Millennium Pharmaceuticals, Inc.
      23,356                                                                 260
    o MIM Corp.    1,500                                                      12
      Mine Safety Appliances Co.    2,700                                    100
    o Molecular Devices Corp.    8,100                                       165
    o Molina Healthcare, Inc.    2,500                                        83
      Mylan Laboratories, Inc.    45,000                                     667
    o Myogen, Inc.    2,500                                                   19
    o Myriad Genetics, Inc.    1,400                                          19
    o Nabi Biopharmaceuticals    2,800                                        32
    o National Healthcare Corp.    600                                        16
      Nature's Sunshine Products, Inc.
      4,000                                                                   60
    o NBTY, Inc.    16,000                                                   348
    o Nektar Therapeutics    2,200                                            39
    o Neose Technologies, Inc.    500                                          3
    o Neurocrine Biosciences, Inc.    1,400                                   65
    o Neurogen Corp.    800                                                    5
    o Northfield Laboratories, Inc.    1,100                                  12
    o Noven Pharmacuticals, Inc.    5,500                                    111
    o NPS Pharmacuticals, Inc.    1,000                                       19
    o Nutraceutical International Corp.
      5,000                                                                   70
    o Nuvelo, Inc.    300                                                      2
      Oakley, Inc.    6,700                                                   72
    o Ocular Sciences, Inc.    1,500                                          66
    o Odyssey HealthCare, Inc.    2,250                                       39
      Omnicare, Inc.    7,500                                                212
    o Onyx Pharmaceuticals, Inc.    1,800                                     61
    o OraSure Technologies, Inc.    1,500                                     12
    o Orchid BioSciences, Inc.    280                                          2
    o Orthodontic Centers of America, Inc.
      2,112                                                                   14
    o Oscient Pharmaceuticals Corp.    2,100                                   9
    o OSI Pharmaceuticals, Inc.    1,690                                     102
      Owens & Minor, Inc.    2,000                                            51
    o Pacificare Health Systems, Inc.
      18,800                                                                 575
    o Pain Therapeutics, Inc.    2,600                                        17
    o Par Pharmaceutical Cos., Inc.    1,900                                  72

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Parexel International Corp.    2,400                                    46
    o Patterson Cos., Inc.    5,300                                          389
    o Pediatrix Medical Group, Inc.    3,000                                 190
      Perrigo Co.    7,300                                                   122
  (4) Pfizer, Inc.    625,552                                             19,993
    o Pharmaceutical Product Development,
      Inc.    5,000                                                          175
    o Pharmacopeia Drug Discovery, Inc.
      650                                                                      4
    o Pharmacyclics, Inc.    1,100                                             9
    o Pharmion Corp.    2,500                                                112
      PolyMedica Corp.    4,400                                              134
    o Pozen, Inc.    1,300                                                     8
    o Praecis Pharmaceuticals, Inc.    1,600                                   4
    o Priority Healthcare Corp., Class B
      2,000                                                                   45
    o Protein Design Labs, Inc.    4,100                                      66
    o Province Healthcare Co.    4,825                                        70
    o PSS World Medical, Inc.    5,800                                        57
    o QMed, Inc.    500                                                        5
      Quest Diagnostics    7,410                                             608
    o Regeneration Technologies, Inc.
      1,700                                                                   17
    o Regeneron Pharmaceuticals, Inc.
      1,900                                                                   16
    o RehabCare Group, Inc.    4,000                                          96
    o Renal Care Group, Inc.    7,050                                        225
    o Res-Care, Inc.    4,500                                                 51
    o Resmed, Inc.    2,000                                                   98
    o Respironics, Inc.    1,900                                             106
    o Sangamo Biosciences, Inc.    1,200                                       5
    o Savient Pharmaceuticals, Inc.    2,300                                   5
      Schering-Plough Corp.    80,950                                      1,575
      Select Medical Corp.    7,500                                           96
    o Sepracor, Inc.    6,600                                                303
    o Serologicals Corp.    1,200                                             24
    o Sierra Health Services, Inc.    11,700                                 517
    o Sola International, Inc.    2,700                                       44
    o SonoSite, Inc.    1,600                                                 36
    o Specialty Laboratories    700                                            7
    o St. Jude Medical, Inc.    14,800                                     1,008
    o Steris Corp.    6,100                                                  125
      Stryker Corp.    33,600                                              1,602
    o Sunrise Senior Living, Inc.    4,900                                   173
    o SuperGen, Inc.    900                                                    5
    o Sybron Dental Specialties, Inc.    4,633                               125
    o Symbion, Inc.    2,500                                                  43
    o Tanox, Inc.    4,900                                                    77
    o Techne Corp.    3,800                                                  151
    o Tenet Healthcare Corp.    36,650                                       410
    o Theragenics Corp.    2,500                                              10
    o Third Wave Technologies, Inc.    1,800                                   9
    o Thoratec Corp.    2,636                                                 27
    o Titan Pharmaceuticals, Inc.    800                                       2
    o Transgenomic, Inc.    1,200                                              2
    o Transkaryotic Therapies, Inc.    3,400                                  51
    o Triad Hospitals, Inc.    6,044                                         206
    o Trimeris, Inc.    500                                                    6
    o TriPath Imaging, Inc.    2,600                                          22
    o Tripos, Inc.    6,000                                                   24
    o United Surgical Partners International,
      Inc.    1,400                                                           49
      UnitedHealth Group, Inc.    66,301                                   4,170
      Universal Health Services, Class B
      4,000                                                                  182
    o Urologix, Inc.    1,800                                                 18
    o US Oncology, Inc.    6,200                                              92
    o US Physical Therapy, Inc.    3,500                                      46
    o USANA Health Sciences, Inc.    1,000                                    30
    o Utah Medical Products, Inc.    2,500                                    67
      Valeant Pharmaceuticals International
      5,400                                                                   95
    o Varian Medical Systems, Inc.    4,700                                  324
    o Vaxgen, Inc.    3,100                                                   35
    o VCA Antech, Inc.    2,700                                              113
    o Ventana Medical Systems, Inc.    1,200                                  60
    o Vertex Pharmaceuticals, Inc.    3,144                                   29
    o Viasys Healthcare, Inc.    2,982                                        45
    o Vical, Inc.    1,600                                                     7
    o Viropharma, Inc.    1,000                                                2
    o Visx, Inc.    3,100                                                     66
      Vital Signs, Inc.    1,900                                              57
    o Watson Pharmaceuticals, Inc.    7,732                                  195
    o WellPoint Health Networks, Inc.
      12,680                                                               1,282
      West Pharmaceutical Services, Inc.
      3,300                                                                  126
    o Wright Medical Group, Inc.    1,700                                     47
      Wyeth    109,400                                                     3,873
    o XOMA Ltd.    2,400                                                       9
      Young Innovations, Inc.    2,000                                        55
    o Zimmer Holdings, Inc.    20,300                                      1,549
    o Zymogenetics, Inc.    2,000                                             32
                                                                     -----------
                                                                         132,337

      HOUSEHOLD PRODUCTS  1.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    6,950                                   324
      Avon Products, Inc.    39,000                                        1,677
      Church & Dwight Co., Inc.    3,300                                     146
      Clorox Co.    27,000                                                 1,344
      Colgate-Palmolive Co.    42,500                                      2,261
      The Estee Lauder Cos., Inc., Class A
      10,300                                                                 452
      The Gillette Co.    81,400                                           3,173
      Inter Parfums, Inc.    675                                              11
      International Flavors & Fragrances, Inc.
      4,400                                                                  161
      Nu Skin Enterprises, Inc., Class A
      6,500                                                                  177
    = Procter & Gamble Co.    213,400                                     11,129
                                                                     -----------
                                                                          20,855

      INSURANCE  4.7%
      --------------------------------------------------------------------------
      21st Century Holding Co.    1,000                                       23
      21st Century Insurance Group    7,200                                   92
      Aetna, Inc.    14,800                                                1,270
      AFLAC, Inc.    42,600                                                1,689
      Alfa Corp.    6,800                                                     92
    o Alleghany Corp.    216                                                  58
    o Allmerica Financial Corp.    4,900                                     146

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The Allstate Corp.    58,874                                         2,772
      AMBAC Financial Group, Inc.    10,250                                  729
      American Financial Group, Inc.    5,500                                163
  (7) American International Group, Inc.
      213,722                                                             15,099
    o American Medical Security Group,
      Inc.    5,600                                                          142
      American National Insurance Co.
      1,300                                                                  119
      AmerUs Group Co.    4,400                                              169
      AON Corp.    25,500                                                    674
    o Arch Capital Group Ltd.    3,900                                       150
    o Argonaut Group, Inc.    2,400                                           45
      Arthur J. Gallagher & Co.    6,800                                     211
      Baldwin & Lyons, Inc., Class B    750                                   19
      Brown & Brown, Inc.    5,500                                           234
      Chubb Corp.    16,547                                                1,138
      CIGNA Corp.    12,800                                                  794
      Cincinnati Financial Corp.    12,810                                   511
    o Clark, Inc.    1,700                                                    26
    o CNA Financial Corp.    20,900                                          551
    o CNA Surety Corp.    2,200                                               22
      Commerce Group, Inc.    1,600                                           77
      Crawford & Co., Class B    1,600                                         8
      Delphi Financial Group, Inc., Class A
      4,515                                                                  183
      EMC Insurance Group, Inc.    1,200                                      26
      Erie Indemnity Co., Class A    5,500                                   249
      FBL Financial Group, Inc., Class A
      2,090                                                                   56
      Fidelity National Financial, Inc.
      16,017                                                                 581
      First American Corp.    7,800                                          210
      First United Corp.    2,200                                             44
    o FPIC Insurance Group, Inc.    400                                       10
      Fremont General Corp.    6,200                                         116
    o Genworth Financial, Inc.    10,000                                     227
      Great American Financial Resources,
      Inc.    2,800                                                           42
      Harleysville Group, Inc.    1,800                                       34
      Hartford Financial Services Group, Inc.
      24,400                                                               1,588
      HCC Insurance Holdings, Inc.    5,300                                  161
      Hilb, Rogal & Hobbs Co.    3,000                                       101
      Hooper Holmes, Inc.    4,600                                            21
      Horace Mann Educators Corp.    1,800                                    30
      Independence Holding Co.    2,700                                       58
      Infinity Property & Casualty Corp.
      2,500                                                                   72
      Jefferson-Pilot Corp.    12,600                                        607
      Liberty Corp.    1,000                                                  44
      Lincoln National Corp.    15,100                                       660
      Loews Corp.    15,000                                                  849
    o Markel Corp.    300                                                     85
      Marsh & McLennan Cos., Inc.    43,000                                1,908
      MBIA, Inc.    13,750                                                   742
      Mercury General Corp.    5,400                                         255
      Metlife, Inc.    62,000                                              2,212
      MGIC Investment Corp.    9,300                                         660
    o MIIX Group, Inc.    2,400                                                1
    o National Medical Health Card Systems,
      Inc.    800                                                             22
      Nationwide Financial Services, Inc.,
      Class A    1,300                                                        46
    o Navigators Group, Inc.    1,500                                         45
      NYMAGIC, Inc.    2,100                                                  50
      Odyssey Re Holdings Corp.    5,400                                     126
    o Ohio Casualty Corp.    5,500                                           103
      Old Republic International Corp.
      16,350                                                                 381
    o Penn Treaty American Corp.    600                                        1
      Penn-America Group, Inc.    1,400                                       18
    o Philadelphia Consolidated Holding Co.
      1,000                                                                   55
      The Phoenix Cos., Inc.    7,000                                         73
      PMA Capital Corp., Class A    700                                        5
      The PMI Group, Inc.    8,100                                           334
      Presidential Life Corp.    1,000                                        18
    o Principal Financial Group, Inc. 25,400                                 863
    o ProAssurance Corp.    1,670                                             53
      The Progressive Corp.    23,100                                      1,770
      Protective Life Corp.    5,500                                         199
      Prudential Financial, Inc.    45,500                                 2,119
      Radian Group, Inc.    9,202                                            423
      Reinsurance Group of America, Inc.
      5,100                                                                  203
      RLI Corp.    2,800                                                     103
      Safeco Corp.    12,500                                                 588
      Safety Insurance Group, Inc.    1,000                                   20
      SCPIE Holdings, Inc.    700                                              7
      Selective Insurance Group, Inc.    1,200                                43
    o SNTL Corp. - Litigation Trust
      Certificates    1,300                                                   --
      The St. Paul Travelers Cos., Inc.
      54,550                                                               2,022
      Stancorp Financial Group, Inc.    2,500                                176
      State Auto Financial Corp.    1,300                                     40
      Sterling Financial Corp.    1,250                                       30
      Stewart Information Services Corp.
      3,700                                                                  131
      Torchmark Corp.    10,600                                              554
      Transatlantic Holdings, Inc.    6,437                                  365
    o Triad Guaranty, Inc.    1,700                                           93
    o UICI    2,500                                                           60
      United Fire & Casualty Co.    500                                       31
      Unitrin, Inc.    5,600                                                 233
      UnumProvident Corp.    23,914                                          381
    o USI Holdings Corp.    4,500                                             63
      W.R. Berkley Corp.    10,200                                           418
    o WellChoice, Inc.    6,800                                              249
      Zenith National Insurance Corp.    600                                  26
                                                                     -----------
                                                                          51,395

      MEDIA  3.7%
      --------------------------------------------------------------------------
    o Acme Communications, Inc.    1,900                                      12
    o Adolor Corp.    1,700                                                   18
    o Advanced Marketing Services, Inc.
      2,400                                                                   27
    o AMC Entertainment, Inc.    5,400                                       103
    o America's Car Mart, Inc.    2,500                                       76

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o American Tower Corp., Class A
      19,500                                                                 282
      Banta Corp.    2,700                                                   107
      Belo Corp., Class A    9,400                                           220
      Blockbuster, Inc., Class A    6,900                                     92
    o Cablevision Systems Corp., NY Group,
      Class A    18,800                                                      328
      Cadmus Communications Corp.
      3,900                                                                   59
    o Carmike Cinemas, Inc.    2,500                                          85
    o Charter Communications, Inc., Class A
      20,300                                                                  63
    o Citadel Broadcasting Corp.    2,500                                     35
      Clear Channel Communications, Inc.
      49,721                                                               1,775
    o CNET Networks, Inc.    9,983                                            91
    o Comcast Corp., Class A    123,336                                    3,379
    o Comcast Corp., Special Class A
      42,800                                                               1,147
    o Consolidated Graphics, Inc.    3,900                                   170
    o Cox Communications, Inc., Class A
      50,635                                                               1,397
    o Crown Media Holdings, Inc., Class A
      6,000                                                                   42
    o Cumulus Media, Inc., Class A    5,100                                   75
    o DAG Media, Inc.    2,500                                                 9
    o Daily Journal Corp.    500                                              17
    o DGSE Cos., Inc.    700                                                   2
    o The DIRECTV Group, Inc.    83,476                                    1,353
      Dow Jones & Co., Inc.    9,000                                         381
      The E.W. Scripps Co., Class A    6,000                                 615
    o EchoStar Communications Corp., Class
      A    21,300                                                            590
    o Emmis Communications Corp., Class A
      4,300                                                                   85
    o Entercom Communications Corp.
      3,000                                                                  115
    o Entravision Communications Corp.,
      Class A    5,000                                                        35
    o Fox Entertainment Group, Inc., Class
      A    36,250                                                            980
      Gannett Co., Inc.    23,500                                          1,954
    o Gaylord Entertainment Co.    2,625                                      77
   >o GC Cos., Inc.    500                                                    --
      Gray Television, Inc.    5,600                                          67
      Harte-Hanks, Inc.    8,100                                             196
      Hollinger International, Inc.    7,300                                 121
    o Information Holdings, Inc.    2,200                                     60
    o Insight Communications Co.    5,200                                     46
      John Wiley & Sons, Class A    6,300                                    204
      Journal Communications, Inc.    7,500                                  134
    o Journal Register Co.    3,200                                           62
      Knight-Ridder, Inc.    5,700                                           375
      Lee Enterprises, Inc.    2,500                                         116
    o Liberty Media International, Inc., Class
      A    10,961                                                            342
    o Lifeline Systems, Inc.    4,600                                        102
    o Lin TV Corp., Class A    3,300                                          60
    o Lynch Interactive Corp.    900                                          30
    o Martha Stewart Living Omnimedia,
      Class A    3,900                                                        44
      McClatchy Co., Class A    7,200                                        496
      The McGraw-Hill Cos., Inc.    17,300                                 1,299
      Media General, Inc., Class A    2,000                                  120
    o Mediacom Communications Corp.,
      Class A    7,600                                                        50
      Meredith Corp.    6,000                                                317
    o Merrimac Industries, Inc.    600                                         4
      Metro-Goldwyn-Mayer, Inc.    13,134                                    159
    o Moscow CableCom Corp.    1,400                                           9
      Movie Gallery, Inc.    3,525                                            61
    o Network Equipment Technologies, Inc.
      5,000                                                                   36
      New York Times Co., Class A    13,200                                  549
    o Nexstar Broadcasting Group, Inc.
      4,500                                                                   44
    o PanAmSat Corp.    15,400                                               358
    o Playboy Enterprises, Inc., Class B
      4,500                                                                   50
      Pulitzer, Inc.    3,000                                                139
    o Quipp, Inc.    900                                                      13
      R.R. Donnelley & Sons Co.    17,000                                    540
    o Radio One, Inc., Class A    9,500                                      147
   >o Radio Unica Communications Corp.    300                                 --
      The Reader's Digest Association, Inc.,
      Class A    7,300                                                       104
      Regal Entertainment Group, Class A
      4,200                                                                   79
    o Saga Communications, Inc., Class A
      3,750                                                                   67
    o Salem Communications Corp., Class A
      900                                                                     23
    o Scholastic Corp.    2,200                                               61
    o Sinclair Broadcast Group, Inc., Class A
      4,800                                                                   48
    o The Source Interlink Cos., Inc.    5,000                                46
    o The Sportsman's Guide, Inc.    5,000                                   108
      Thomas Nelson, Inc.    3,300                                            71
    o Time Warner, Inc.    367,052                                         6,111
    o Tivo, Inc.    4,500                                                     25
      Tribune Co.    26,900                                                1,142
    o Univision Communications, Inc., Class
      A    25,510                                                            739
    o Valassis Communications, Inc.    5,900                                 173
    o Valuevision Media, Inc., Class A
      1,400                                                                   16
      Viacom, Inc., Class B    141,512                                     4,753
      The Walt Disney Co.    167,150                                       3,859
      Washington Post, Class B    600                                        521
    o Westwood One, Inc.    7,200                                            171
    o XM Satellite Radio Holdings, Inc., Class
      A    15,300                                                            404
                                                                     -----------
                                                                          40,667

      MISCELLANEOUS  0.5%
      --------------------------------------------------------------------------
      3M Co.    65,000                                                     5,353
    o Alliance Data Systems Corp.    2,800                                   111
   >o AT&T Latin America Corp., Class A
      2,100                                                                   --
    o Coinstar, Inc.    5,200                                                106

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o The Geo Group, Inc.    3,800                                            70
    o i2 Technologies, Inc.    15,300                                         11
   >o Jupiter Media Metrix, Inc.    1,673                                     --
    o Life Time Fitness, Inc.    2,500                                        58
    o NetFlix, Inc.    6,000                                                 123
   >o Nucentrix Broadband Networks, Inc.
      2,100                                                                    5
                                                                     -----------
                                                                           5,837

      MISCELLANEOUS FINANCE  8.0%
      --------------------------------------------------------------------------
      1st Source Corp.    1,571                                               38
   >o A.B. Watley Group, Inc.    1,300                                        --
      A.G. Edwards, Inc.    5,900                                            192
    o Accredited Home Lenders Holding Co.
      2,500                                                                   78
   >o Actrade Financial Technologies Ltd.
      1,000                                                                   --
      Advanta Corp., Class A    7,400                                        159
    o Affiliated Managers Group, Inc.    1,800                                83
      Alliance Capital Management Holding
      L.P.    5,200                                                          174
      Allied Capital Corp.    11,015                                         272
      Amcore Financial, Inc.    1,200                                         34
      American Capital Strategies Ltd.
      5,100                                                                  149
      American Express Co.    105,150                                      5,284
    o AmeriCredit Corp.    12,300                                            235
    o Ameritrade Holding Corp.    34,300                                     380
    o Apollo Investment Corp.    5,000                                        68
      Asta Funding, Inc.    2,000                                             30
      Astoria Financial Corp.    7,000                                       239
      Bank of the Ozarks, Inc.    2,800                                       72
    o Bankunited Financial Corp., Class A
      2,200                                                                   59
      Banner Corp.    1,200                                                   33
    o Bay View Capital Corp.    506                                            9
      The Bear Stearns Cos., Inc.    13,620                                1,136
    o Berkshire Hathaway, Inc., Class A    96                              8,376
      Berkshire Hills Bancorp, Inc.    1,400                                  52
      Blackrock, Inc., Class A    400                                         25
    o Boca Resorts, Inc., Class A    4,300                                    84
    o BOK Financial Corp.    4,540                                           186
    o BP Prudhoe Bay Royalty Trust    2,200                                   81
      Camco Financial Corp.    700                                            10
      Capital Corp. of the West    1,050                                      41
      Capital One Financial Corp.    19,900                                1,379
      Cash America International, Inc.
      2,500                                                                   56
      Cathay General Bancorp., Inc.    1,600                                 107
      Central Pacific Financial Co.    900                                    24
    o Cenveo, Inc.    1,300                                                    3
    / The Charles Schwab Corp.    111,120                                    976
      Charter Financial Corp.    900                                          29
      Charter One Financial, Inc.    17,625                                  783
      CharterMac    3,900                                                     76
      Chesterfield Financial Corp.    1,500                                   46
      Chicago Mercantile Exchange    1,800                                   226
      CIT Group, Inc.    18,600                                              647
 =(6) Citigroup, Inc.    424,936                                          18,735
      Citizens First Bancorp, Inc.    700                                     16
      Coastal Financial Corp.    2,509                                        38
    o The Commercial Capital Bancorp, Inc.
      5,362                                                                  118
      Commercial Federal Corp.    3,000                                       79
    o CompuCredit Corp.    4,400                                              69
    o Corrections Corp. of America    3,828                                  144
      Countrywide Financial Corp.    26,500                                1,911
      Cross Timbers Royalty Trust    1,500                                    46
      CVB Financial Corp.    3,382                                            70
      Downey Financial Corp.    2,000                                        108
    o E*TRADE Group, Inc.    30,035                                          332
      East-West Bancorp, Inc.    2,600                                        88
      Eaton Vance Corp.    5,800                                             220
    o eSpeed, Inc., Class A    3,300                                          36
      Fannie Mae    81,400                                                 5,776
      Federated Investors, Inc., Class B
      9,950                                                                  280
      Fidelity Bankshares, Inc.    1,933                                      66
    o Financial Federal Corp.    3,300                                       106
      Financial Industries Corp.    700                                        6
      First Financial Corp. Indiana    600                                    19
      First Financial Holdings, Inc.    1,400                                 41
      First Indiana Corp.    1,375                                            26
    o The First Marblehead Corp.    5,000                                    210
      First Place Financial Corp. Ohio
      2,900                                                                   52
      Flagstar Bancorp., Inc.    6,200                                       122
      Flushing Financial Corp.    3,300                                       57
      Franklin Resources, Inc.    20,600                                     994
      Freddie Mac    57,700                                                3,711
      Gabelli Asset Management, Inc., Class
      A    700                                                                27
      Glacier Bancorp, Inc.    3,812                                         101
      Golden West Financial Corp.    11,900                                1,272
      Goldman Sachs Group, Inc.    38,700                                  3,413
      Golf Trust of America, Inc. L.P.
      2,400                                                                    7
      GreenPoint Financial Corp.    12,150                                   494
      Heritage Financial Corp.    700                                         14
      Hudson River Bancorp    3,200                                           55
      Hugoton Royalty Trust    3,300                                          85
      IBERIABANK Corp.    700                                                 39
      Independence Community Bank Corp.
      6,600                                                                  246
      Independent Bank Corp. Michigan
      1,636                                                                   42
      IndyMac Bancorp, Inc.    3,400                                         113
    o Instinet Group, Inc.    1,200                                            5
      International Bancshares Corp.    3,662                                141
      Interpool, Inc.    1,200                                                22
    o Investment Technology Group, Inc.
      4,750                                                                   62
      Investors Financial Services Corp.
      5,500                                                                  251
    o ITLA Capital Corp.    700                                               28
      Janus Capital Group, Inc.    19,200                                    255
      Jefferies Group, Inc.    4,100                                         129
    o Knight Trading Group, Inc., Class A
      9,700                                                                   83
    o La Quinta Corp.    13,000                                              100
    o LabOne, Inc.    2,100                                                   62
      LaBranche & Co., Inc.    2,400                                          20

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Legg Mason, Inc.    4,200                                              330
      Lehman Brothers Holdings, Inc.
      23,872                                                               1,673
      Leucadia National Corp.    5,136                                       264
      MB Financial, Inc.    1,800                                             66
      MBNA Corp.    104,650                                                2,584
      MCG Capital Corp.    4,700                                              76
      McGrath RentCorp    800                                                 26
    o Meritage Corp.    500                                                   31
      Merrill Lynch & Co., Inc.    79,800                                  3,968
    o Metris Cos., Inc.    3,000                                              20
    o MicroFinancial, Inc.    1,900                                            7
      The Midland Co.    1,800                                                51
    o MoneyGram International, Inc.    14,500                                271
      Moody's Corp.    13,300                                                906
      Morgan Stanley    90,300                                             4,455
      MutualFirst Financial, Inc.    2,000                                    44
    o National Financial Partners Corp.
      2,500                                                                   84
    o National Western Life Insurance Co.,
      Class A    300                                                          48
    o Nelnet, Inc., Class A    4,500                                         100
      New Century Financial Corp.    3,600                                   169
      New York Community Bancorp, Inc.
      22,697                                                                 437
    o NextCard, Inc.    2,600                                                 --
    o North American Scientific, Inc.    700                                   5
      Northrim BanCorp, Inc.    2,500                                         50
      Northway Financial, Inc.    200                                          6
      Northwest Bancorp, Inc.    5,000                                       105
      Nuveen Investments, Inc., Class A
      7,300                                                                  185
      Oak Hill Financial, Inc.    1,000                                       32
    o Ocwen Financial Corp.    5,920                                          52
      PAB Bankshares, Inc.    700                                              8
      Pacific Capital Bancorp.    2,844                                       79
      Partners Trust Financial Group, Inc.
      4,002                                                                   40
      The Peoples Holding Co.    750                                          24
    o Piper Jaffray Cos.    950                                               39
      PMC Commercial Trust    1,500                                           22
    o Portfolio Recovery Associates, Inc.
      2,000                                                                   53
      Provident Financial Holdings    750                                     18
      Provident Financial Services, Inc. 917                                  16
    o Providian Financial Corp.    23,900                                    331
      R&G Financial Corp., Class B    2,550                                   89
      Raymond James Financial, Inc.    6,900                                 161
      Resource America, Inc., Class A
      2,000                                                                   45
      Santander BanCorp    4,686                                             108
    o Saxon Capital, Inc.    3,500                                            82
      SEI Investments Co.    9,700                                           298
    o Siebert Financial Corp.    2,900                                         9
      SLM Corp.    37,300                                                  1,414
      Sovereign Bancorp    28,436                                            619
      State Financial Services Corp., Class A
      2,000                                                                   57
      Student Loan Corp.    1,700                                            238
      SWS Group, Inc.    1,141                                                16
      T. Rowe Price Group, Inc.    10,700                                    495
    o Tarragon Corp.    2,948                                                 43
      TF Financial Corp.    700                                               19
      United Community Banks, Inc. Georgia
      3,750                                                                   86
    o UnitedGlobalCom, Inc., Class A
      31,000                                                                 197
      Value Line, Inc.    300                                                 11
      W Holding Co., Inc.    7,803                                           129
      W.P. Carey & Co. LLC    4,100                                          127
      Waddell & Reed Financial, Inc., Class A
      7,250                                                                  141
      Washington Federal, Inc.    7,220                                      181
      Washington Mutual, Inc.    73,578                                    2,855
      Waypoint Financial Corp.    3,651                                      100
      Webster Financial Corp.    3,790                                       178
    o Wellsford Real Properties, Inc.    1,400                                21
      Wesco Financial Corp.    200                                            70
      Westwood Holdings Group, Inc.    285                                     5
    o WFS Financial, Inc.    4,100                                           188
      White Mountains Insurance Group Ltd.
      200                                                                    101
      Willow Grove Bancorp, Inc.    1,596                                     26
    o World Acceptance Corp.    1,000                                         21
                                                                     -----------
                                                                          87,278

      NON-DURABLES & ENTERTAINMENT  1.4%
      --------------------------------------------------------------------------
    o A.T. Cross Co., Class A    2,400                                        12
      Action Performance Cos., Inc.    600                                     6
    o Activision, Inc.    11,175                                             164
    o AFC Enterprises, Inc.    1,000                                          21
    o American Greetings Corp., Class A
      8,500                                                                  198
      Applebee's International, Inc.    7,912                                211
      Bob Evans Farms, Inc.    2,200                                          59
      Boyd Gaming Corp.    5,300                                             139
    o Boyds Collection Ltd.    2,200                                           6
    o Brinker International, Inc.    6,900                                   247
    o Buca, Inc.    1,100                                                      6
      CBRL Group, Inc.    3,300                                              110
    o CEC Entertainment, Inc.    2,025                                        74
    o Centillium Communications, Inc.
      1,000                                                                    3
   >o Championship Auto Racing Teams, Inc.
      1,000                                                                   --
    o The Cheesecake Factory    1,925                                         80
      Churchill Downs, Inc.    900                                            35
    o CKE Restaurants, Inc.    4,800                                          69
      Darden Restaurants, Inc.    13,300                                     284
    o Dave and Buster's, Inc.    1,700                                        29
    o Department 56, Inc.    3,300                                            51
      Dover Motorsports, Inc.    1,400                                         6
    o Drew Industries, Inc.    2,500                                          95
    o Electronic Arts, Inc.    25,200                                      1,263
    o Electronics Boutique Holdings Corp.
      1,300                                                                   33
    o Enesco Group, Inc.    1,100                                              9
    o Equity Marketing, Inc.    500                                            6
      The First Years, Inc.    4,000                                          74
      Fortune Brands, Inc.    17,700                                       1,278
    o Fossil, Inc.    2,962                                                   72

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Handleman Co.    6,600                                                 142
      Hasbro, Inc.    14,500                                                 263
    o Hibbet Sporting Goods, Inc.    2,362                                    45
    o Hollywood Media Corp.    1,100                                           4
      IHOP Corp.    3,000                                                    111
      International Game Technology
      29,100                                                                 941
      International Speedway Corp., Class A
      3,245                                                                  169
    o Isle of Capri Casinos, Inc.    9,400                                   152
    o Jack in the Box, Inc.    4,200                                         134
    o Krispy Kreme Doughnuts, Inc.    2,100                                   33
      Lancaster Colony Corp.    3,400                                        137
      Landry's Restaurants, Inc.    1,800                                     54
      Lone Star Steakhouse & Saloon, Inc.
      4,400                                                                  107
    o Luby's, Inc.    1,400                                                    9
    o Marvel Enterprises, Inc.    11,700                                     153
      Mattel, Inc.    34,300                                                 601
      McDonald's Corp.    102,800                                          2,827
    o Midway Games, Inc.    5,600                                             64
      Movado Group, Inc.    7,400                                            111
    o O'Charleys, Inc.    400                                                  7
    o Oneida Ltd.    700                                                       1
      Outback Steakhouse, Inc.    7,000                                      284
    o P.F. Chang's China Bistro, Inc.    800                                  35
    o Panera Bread Co., Class A    800                                        29
    o Papa John's International, Inc.    1,700                                52
    o Peco II, Inc.    1,200                                                   1
    o Penn National Gaming, Inc.    4,900                                    176
    o Rare Hospitality International Inc.
      3,325                                                                   94
    o RC2 Corp.    2,200                                                      69
      Regis Corp.    3,900                                                   160
      Riviana Foods, Inc.    1,200                                            31
      Ruby Tuesday, Inc.    5,600                                            162
      Russ Berrie & Co., Inc.    1,000                                        19
    o Ryan's Restaurant Group, Inc.    2,250                                  33
      SCP Pool Corp.    3,775                                                156
    o Smith & Wollensky Restaurant Group,
      Inc.    900                                                              6
    o Sonic Corp.    2,812                                                    65
    o Sotheby's Holdings, Inc., Class A
      2,938                                                                   47
    o Starbucks Corp.    31,300                                            1,470
    o The Steak N Shake Co.    1,580                                          27
    o Stewart Enterprises, Inc., Class A
      7,200                                                                   50
    o Take-Two Interactive Software, Inc.
      8,000                                                                  251
      The Topps Co., Inc.    1,700                                            16
    o Trans World Entertainment Corp.
      1,500                                                                   15
      Triarc Cos., Class B    4,400                                           43
      Tupperware Corp.    4,800                                               82
      Wendy's International, Inc.    10,300                                  368
      World Wrestling Entertainment, Inc.
      3,400                                                                   43
      Yum! Brands, Inc.    24,000                                            921
                                                                     -----------
                                                                          15,410

      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
    o A.M. Castle & Co.    1,500                                              16
      Alcoa, Inc.    70,464                                                2,257
    o Brush Engineered Materials, Inc.
      3,600                                                                   65
    o Century Aluminum Co.    3,100                                           73
      Commercial Metals Co.    3,500                                         121
      Commonwealth Industries, Inc.    1,300                                  13
    o Encore Wire Corp.    2,000                                              36
      Engelhard Corp.    9,300                                               273
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    16,000                                                      558
    o Imco Recycling, Inc.    1,400                                           17
    o Kaiser Aluminum Corp.    2,000                                          --
      Minerals Technologies, Inc.    3,100                                   173
      Mueller Industries, Inc.    1,700                                       65
    o Phelps Dodge Corp.    7,330                                            571
      Reliance Steel & Aluminum Co.    4,250                                 169
    o RTI International Metals, Inc.    4,000                                 60
      Southern Peru Copper Corp.    5,400                                    211
    o Stillwater Mining Co.    1,133                                          17
    o Titanium Metals Corp.    180                                            20
    o Wolverine Tube, Inc.    1,000                                           13
                                                                     -----------
                                                                           4,728

      OIL: DOMESTIC  1.6%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    6,400                                            533
      Ashland, Inc.    7,000                                                 366
    o CAL Dive International, Inc.    4,000                                  124
      Chesapeake Energy Corp.    19,200                                      295
    o Comstock Resources, Inc.    4,500                                       95
      ConocoPhillips    56,098                                             4,419
      Consol Energy, Inc.    8,300                                           297
      Crosstex Energy L.P.    2,000                                           58
      Diamond Offshore Drilling, Inc.
      12,300                                                                 301
    o Enbridge Energy Management LLC
      1,129                                                                   49
    o Encore Acquisition Co.    1,500                                         44
    o Energy Partners Ltd.    1,700                                           27
      Frontier Oil Corp.    3,600                                             77
    o Global Industries Ltd.    4,400                                         22
      Gulf Island Fabrication, Inc.    2,800                                  56
    o Gulfmark Offshore, Inc.    1,600                                        23
    o Harvest Natural Resources, Inc.
      6,000                                                                   83
      Holly Corp.    2,000                                                    79
    o Houston Exploration Co.    5,400                                       292
      Kaneb Services LLC    1,466                                             43
      Kerr-McGee Corp.    14,583                                             766
      Magellan Midstream Partners    1,200                                    65
    o Magnum Hunter Resources, Inc.
      5,750                                                                   62
      Marathon Oil Corp.    29,000                                         1,092
      Markwest Energy Partners L.P.    500                                    22
    o Meridian Resource Corp.    3,100                                        26
      Murphy Oil Corp.    8,500                                              657
    o Nabors Industries Ltd.    11,817                                       549
    o National-Oilwell, Inc.    5,569                                        186

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Newfield Exploration Co.    3,700                                      219
    o OYO Geospace Corp.    300                                                5
      Pacific Energy Partners L.P.    3,500                                   98
      Patina Oil & Gas Corp.    6,250                                        184
      Patterson-UTI Energy, Inc.    13,200                                   241
    o Pioneer Natural Resources Co.
      10,900                                                                 393
    o Plains Exploration & Production Co.
      6,579                                                                  137
      Pogo Producing Co.    6,300                                            280
    o Premcor, Inc.    2,600                                                  93
    o Pride International, Inc.    10,200                                    184
    o Quicksilver Resource, Inc.    2,800                                     89
    o Remington Oil & Gas Corp.    2,900                                      69
    o Spinnaker Exploration Co.    2,900                                     104
      St. Mary Land & Exploration Co.
      3,700                                                                  127
    o Stone Energy Corp.    976                                               44
      Sunoco Logistics Partners L.P.    2,000                                 75
      Sunoco, Inc.    5,500                                                  375
    o Superior Energy Services, Inc.    4,900                                 55
    o Syntroleum Corp.    4,000                                               22
      TEPPCO Partners L.P.    4,000                                          157
    o Tesoro Petroleum Corp.    4,800                                        139
    o Todco, Class A    5,500                                                 87
    o Transmontaigne, Inc.    1,600                                           10
    o Transocean, Inc.    25,231                                             717
    o Ultra Petroleum Corp.    6,500                                         292
    o Universal Compression Holdings, Inc.
      2,900                                                                   95
      Unocal Corp.    22,507                                                 872
      Valero L.P.    1,600                                                    84
    o Varco International, Inc.    7,140                                     173
      Vintage Petroleum, Inc.    10,500                                      179
      XTO Energy, Inc.    19,457                                             582
                                                                     -----------
                                                                          16,889

      OIL: INTERNATIONAL  3.1%
      --------------------------------------------------------------------------
    o ATP Oil & Gas Corp.    1,600                                            14
      ChevronTexaco Corp.    86,817                                        8,304
 =(3) Exxon Mobil Corp.    537,816                                        24,901
      GlobalSantaFe Corp.    19,155                                          525
                                                                     -----------
                                                                          33,744

      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o APA Optics, Inc.    1,000                                                2
    o August Technology Corp.    1,300                                        13
    o BMC Industries, Inc.    2,100                                           --
    o Corning, Inc.    112,607                                             1,392
      CPI Corp.    400                                                         5
    o Drexler Technology Corp.    1,000                                       10
      Eastman Kodak Co.    26,000                                            689
    o Fischer Imaging Corp.    500                                             1
      Imation Corp.    2,000                                                  66
    o Ingram Micro, Inc., Class A    13,400                                  191
    o Lexar Media, Inc.    5,400                                              29
    o Meade Instruments Corp.    800                                           3
    o Photronics, Inc.    1,400                                               20
    > Polaroid Corp.    3,800                                                 --
    o StockerYale, Inc.    500                                                 1
    o Zomax, Inc.    2,000                                                     6
    o Zygo Corp.    500                                                        5
                                                                     -----------
                                                                           2,433

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    6,400                                           206
      Bowater, Inc.    2,300                                                  86
    o Buckeye Technologies, Inc.    1,200                                     13
      Chesapeake Corp.    1,000                                               23
      CSS Industries, Inc.    900                                             29
      Deltic Timber Corp.    700                                              24
      Georgia-Pacific Corp.    44,365                                      1,491
      International Paper Co.    39,304                                    1,699
    o Kadant, Inc.    1                                                       --
      Kimberly-Clark Corp.    40,639                                       2,604
      Louisiana-Pacific Corp.    4,800                                       114
      MeadWestvaco Corp.    11,674                                           349
      Packaging Corp. of America    6,000                                    140
      Potlatch Corp.    13,400                                               537
      Rayonier, Inc.    1,592                                                 70
      Rock-Tennessee Co., Class A    1,500                                    21
    o Smurfit-Stone Container Corp.    10,900                                203
      Temple-Inland, Inc.    4,400                                           300
      Wausau-Mosinee Paper Corp.    4,700                                     73
      Weyerhaeuser Co.    16,750                                           1,038
                                                                     -----------
                                                                           9,020

      PRODUCER GOODS & MANUFACTURING  5.0%
      --------------------------------------------------------------------------
    o Aaon, Inc.    4,075                                                     73
    o Actuant Corp., Class A    2,840                                        104
    o Advanced Energy Industries, Inc.
      3,900                                                                   38
    o Aeroflex, Inc.    5,400                                                 60
    o AGCO Corp.    3,762                                                     79
      Alamo Group, Inc.    500                                                 8
      Albany International Corp., Class A
      3,918                                                                  117
    o American Standard Cos., Inc.    17,900                                 678
      Ametek, Inc.    4,200                                                  130
      Applied Industrial Technologies, Inc.
      2,900                                                                   93
      Aptargroup, Inc.    2,200                                               93
    o Astec Industries, Inc.    500                                            9
      Avery Dennison Corp.    9,700                                          588
    o AZZ, Inc.    700                                                        11
      Baldor Electric Co.    3,800                                            87
      Barnes Group, Inc.    500                                               13
    o BE Aerospace, Inc.    1,100                                             11
      BHA Group Holdings, Inc.    1,500                                       57
    o Blount International, Inc.    1,200                                     14
      Blyth, Inc.    4,800                                                   167
      Briggs & Stratton Corp.    3,000                                       250
    o Cantel Medical Corp.    2,381                                           61
    o Capstone Turbine Corp.    2,600                                          5
      Caterpillar, Inc.    28,700                                          2,109
      CIRCOR International, Inc.    3,750                                     66
      Clarcor, Inc.    1,700                                                  75
      Cognex Corp.    2,900                                                   87
    o Columbus McKinnon Corp.    2,400                                        18
      Cooper Industries Ltd., Class A    7,200                               409

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Cuno, Inc.    1,300                                                     68
      Curtiss-Wright Corp.    300                                             16
    o CyberCare, Inc.    900                                                  --
      Deere & Co.    19,000                                                1,193
    o DiamondCluster International, Inc.,
      Class A    1,000                                                        10
      Dover Corp.    16,700                                                  663
    o Duratek, Inc.    4,000                                                  57
      Emerson Electric Co.    35,000                                       2,124
    o Evergreen Solar, Inc.    1,000                                           2
    o The Fairchild Corp., Class A    3,100                                   13
      Fastenal Co.    6,600                                                  412
      Federal Signal Corp.    2,800                                           48
    o Fisher Scientific International, Inc.
      4,900                                                                  285
    o Flowserve Corp.    3,900                                                93
    o FMC Corp.    3,100                                                     136
    o Foster Wheeler Ltd.    2,500                                             2
      Franklin Electric Co., Inc.    3,800                                   144
    o Gardner Denver, Inc.    1,700                                           46
 =(1) General Electric Co.    860,566                                     28,614
      The Gorman-Rupp Co.    2,300                                            59
      Graco, Inc.    7,012                                                   221
    o GrafTech International Ltd.    2,100                                    23
      Hardinge, Inc.    1,800                                                 22
      Harsco Corp.    3,100                                                  139
      Helix Technology Corp.    1,100                                         16
      Herman Miller, Inc.    5,700                                           153
    o Hexcel Corp.    2,000                                                   24
      HNI Corp.    4,000                                                     162
      Honeywell International, Inc.    71,062                              2,673
      Hubbell, Inc., Class B    3,800                                        172
      Hughes Supply, Inc.    1,300                                            79
    o Ibis Technology Corp.    800                                             4
      IDEX Corp.    3,150                                                    101
      Illinois Tool Works, Inc.    25,850                                  2,340
      Ingersoll-Rand Co., Class A    13,700                                  941
    o Ionics, Inc.    400                                                     11
    o Jacuzzi Brands, Inc.    2,000                                           15
    o Jarden Corp.    1,650                                                   60
      JLG Industries, Inc.    1,800                                           25
      Johnson Controls, Inc.    15,000                                       847
    o Juno Lighting, Inc.    1,429                                            42
      Kaydon Corp.    3,300                                                   96
      Kennametal, Inc.    4,000                                              176
      Knape & Vogt Manufacturing Co.
      2,200                                                                   27
    o Kos Pharmaceuticals, Inc.    700                                        21
    o Ladish Co., Inc.    1,300                                               12
      Lawson Products, Inc.    2,000                                          74
      Lennox International, Inc.    4,771                                     84
      Libbey, Inc.    500                                                     11
      Lincoln Electric Holdings, Inc.    3,900                               133
    o Lone Star Technologies, Inc.    1,200                                   40
    o Magnetek, Inc.    1,500                                                 10
      Manitowoc Co., Inc.    2,900                                            98
    o Material Sciences Corp.    4,000                                        48
      Matthews International Corp., Class A
      1,900                                                                   65
    o Maverick Tube Corp.    3,800                                           110
    o Merix Corp.    3,700                                                    38
    o Micrel, Inc.    6,800                                                   70
      Middleby Corp.    3,500                                                190
      Milacron, Inc.    2,300                                                  8
    o Millipore Corp.    5,100                                               269
    o Modtech Holdings, Inc.    1,000                                          8
    o Moog, Inc., Class A    3,525                                           128
      MSC Industrial Direct Co., Class A
      4,300                                                                  135
      NACCO Industries, Inc., Class A
      1,300                                                                  119
    o NATCO Group, Inc., Class A    1,200                                     10
      NN, Inc.    1,800                                                       20
      Nordson Corp.    4,000                                                 167
    o Oceaneering International, Inc.    3,600                               119
      Pall Corp.    10,900                                                   253
    o Park-Ohio Holdings Corp.    2,600                                       38
      Parker Hannifin Corp.    8,500                                         488
      Penn Engineering & Manufacturing
      Corp.    1,000                                                          20
      Pentair, Inc.    7,000                                                 219
    o Plug Power, Inc.    2,248                                               14
    o Possis Medical, Inc.    1,100                                           31
      Precision Castparts Corp.    5,151                                     290
    o Presstek, Inc.    1,100                                                  9
      Regal Beloit Corp.    3,200                                             67
    o Research Frontiers, Inc.    800                                          6
      Robbins & Myers, Inc.    600                                            11
      Roper Industries, Inc.    1,500                                         84
    o Safeguard Scientifics, Inc.    3,300                                     6
      Sauer-Danfoss, Inc.    3,800                                            64
    o Sequa Corp., Class A    2,800                                          146
    o The Shaw Group, Inc.    2,000                                           20
      Snap-On, Inc.    4,000                                                 128
      SPX Corp.    8,610                                                     353
      Standex International Corp.    3,000                                    68
      Steelcase, Inc., Class A    3,500                                       46
      Stewart & Stevenson Services, Inc.
      1,000                                                                   16
    o Strattec Security Corp.    1,500                                        96
      Tecumseh Products Co., Class A
      3,200                                                                  131
      Teleflex, Inc.    4,300                                                191
      Tennant Co.    2,100                                                    78
    o Tenneco Automotive, Inc.    1,980                                       28
    o Terex Corp.    3,700                                                   144
      The Timken Co.    6,600                                                164
      Trinity Industries, Inc.    1,100                                       33
    o Triumph Group, Inc.    1,200                                            40
    o Ultratech Stepper, Inc.    1,300                                        16
      Valhi, Inc.    8,600                                                    99
      Valmont Industries, Inc.    1,900                                       41
      W.W. Grainger, Inc.    7,300                                           387
      Watsco, Inc.    3,400                                                   99
      Watts Water Technologies, Inc., Class
      A    1,000                                                              25
      Woodward Governor Co.    500                                            31
      X-Rite, Inc.    2,000                                                   30
      York International Corp.    3,800                                      135
                                                                     -----------
                                                                          53,996

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.    5,600                                     184
      Burlington Northern Santa Fe Corp.
      30,300                                                               1,075
      CSX Corp.    17,100                                                    535
      Florida East Coast Industries, Class A
      3,600                                                                  134
      GATX Corp.    4,000                                                    102
    o General Maritime Corp.    3,000                                         89
    o Greenbrier Cos., Inc.    1,600                                          37
    o Kansas City Southern Railway    5,050                                   74
      Maritrans, Inc.    2,500                                                39
      Norfolk Southern Corp.    31,400                                       838
      OMI Corp.    6,500                                                      95
      Overseas Shipholding Group    3,700                                    166
    o SCS Transportation, Inc.    4,100                                      106
      Union Pacific Corp.    22,000                                        1,239
      Wabtec Corp.    2,828                                                   51
                                                                    ------------
                                                                           4,764

      REAL PROPERTY  1.9%
      --------------------------------------------------------------------------
    o Alexander's, Inc.    700                                               119
      Alexandria Real Estate Equities, Inc.
      2,500                                                                  150
      AMB Property Corp.    7,300                                            257
      American Financial Realty Trust
      8,500                                                                  113
      American Home Mortgage Investment
      Corp.    2,000                                                          52
      American Land Lease, Inc.    1,700                                      32
      American Mortgage Acceptance Co.
      1,500                                                                   21
    o American Real Estate Partners L.P.
      3,800                                                                   70
    o American Realty Investors, Inc.    1,037                                 9
    o American Retirement Corp.    700                                         4
      AMLI Residential Properties    1,000                                    29
      Annaly Mortgage Management, Inc.
      9,400                                                                  155
      Anthracite Capital, Inc.    4,900                                       54
      Anworth Mortgage Asset Corp.    1,000                                   11
      Apartment Investment & Management Co.,
      Class A    7,400                                                       237
      Archstone-Smith Trust    15,285                                        450
      Arden Realty, Inc.    5,500                                            167
      AvalonBay Communities, Inc.    6,100                                   355
    o Avatar Holdings, Inc.    700                                            29
      Bedford Property Investors, Inc.
      2,900                                                                   81
      Boston Properties, Inc.    9,900                                       524
      Brandywine Realty Trust    3,000                                        82
      BRE Properties, Class A    5,000                                       173
      Camden Property Trust    2,300                                         103
      Capital Automotive Real Estate
      Investment Trust    2,800                                               81
      Capstead Mortgage Corp.    2,240                                        29
      CarrAmerica Realty Corp.    5,400                                      165
      Catellus Development Corp.    9,689                                    242
    o CB Richard Ellis Group, Inc., Class A
      4,500                                                                   85
      CBL & Associates Properties, Inc.
      2,200                                                                  121
      Centerpoint Properties Trust    3,600                                  138
      Chelsea Property Group, Inc.    4,000                                  260
      Colonial Properties Trust    2,000                                      76
      Commercial Net Lease Realty    3,320                                    56
      Cornerstone Realty Income Trust, Inc.
      2,200                                                                   19
      Corporate Office Properties Trust SBI
      3,500                                                                   89
      Correctional Properties Trust    1,600                                  41
      Cousins Properties, Inc.    5,200                                      167
      Crescent Real Estate Equity Co.
      7,400                                                                  116
      CRT Properties, Inc.    2,700                                           58
      Developers Diversified Realty Corp.
      7,612                                                                  273
      Duke Realty Corp.    10,490                                            323
      EastGroup Properties, Inc.    900                                       29
      Entertainment Properties Trust    2,200                                 78
      Equity Inns, Inc.    2,700                                              24
      Equity Office Properties Trust    32,738                               850
      Equity One, Inc.    6,600                                              119
      Equity Residential    24,700                                           730
      Essex Property Trust, Inc.    2,600                                    171
      Federal Realty Investment Trust
      5,200                                                                  219
    o FelCor Lodging Trust, Inc.    5,700                                     65
      First Industrial Realty Trust    2,600                                  95
      Forest City Enterprises, Inc., Class A
      5,200                                                                  272
      Gables Residential Trust    3,000                                       99
      General Growth Properties, Inc.
      18,600                                                                 559
      Getty Realty Corp.    2,000                                             47
      Glenborough Realty Trust, Inc.    2,400                                 44
      Glimcher Realty Trust    3,800                                          82
      Global Signal, Inc.    5,000                                           103
      Health Care Property Investors, Inc.
      10,648                                                                 266
      Health Care Real Estate Investment
      Trust, Inc.    5,200                                                   168
      Healthcare Realty Trust, Inc.    2,400                                  87
      Heritage Property Investment Trust
      4,000                                                                  110
      Highwoods Properties, Inc.    5,600                                    130
      Home Properties, Inc.    2,500                                          94
    o Homestore, Inc.    4,200                                                15
      Hospitality Properties Trust    6,000                                  239
    o Host Marriott Corp.    25,400                                          329
      HRPT Properties Trust    13,500                                        136
      IMPAC Mortgage Holdings, Inc.    4,800                                 110
      Innkeepers USA Trust    1,500                                           16
      iStar Financial, Inc.    9,390                                         357
    o Jones Lang LaSalle, Inc.    2,300                                       67
      Keystone Property Trust    1,300                                        31
      Kilroy Realty Corp.    1,800                                            64
      Kimco Realty Corp.    9,350                                            450
      Kramont Realty Trust    1,400                                           22
      LaSalle Hotel Properties    3,500                                       90

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Lexington Corp. Properties Trust
      3,000                                                                   59
      Liberty Property Trust    8,300                                        319
      LNR Property Corp.    1,200                                             65
      LTC Properties, Inc.    2,800                                           48
      The Macerich Co.    5,200                                              249
      Mack-Cali Realty Corp.    5,900                                        241
      Maguire Properties, Inc.    3,000                                       74
      Manufactured Home Communities, Inc.
      3,000                                                                   95
    o Meristar Hospitality Corp.    2,200                                     13
      MFA Mortgage Investments, Inc.
      5,500                                                                   45
      Mid-America Apartment Communities,
      Inc.    2,500                                                           90
      The Mills Corp.    5,400                                               246
      National Health Investors, Inc.    3,100                                85
      National Health Realty, Inc.    2,300                                   46
      Nationwide Health Properties, Inc.
      5,100                                                                   97
      New Plan Excel Realty Trust    8,500                                   202
      Novastar Financial, Inc.    2,000                                       80
      Omega Healthcare Investors, Inc.
      2,784                                                                   27
      Pan Pacific Retail Properties, Inc.
      2,201                                                                  111
      Parkway Properties, Inc.    500                                         22
      Pennsylvania Real Estate Investment
      Trust    2,500                                                          87
      Plum Creek Timber Co., Inc.    15,047                                  472
      Post Properties, Inc.    2,200                                          62
      Prentiss Properties Trust    2,700                                      93
    o Price Legacy Corp.    60                                                 1
      ProLogis    15,074                                                     513
      PS Business Parks, Inc.    3,000                                       121
      Public Storage, Inc.    10,900                                         514
      RAIT Investment Trust    3,300                                          80
      Ramco-Gershenson Properties    1,400                                    36
      Realty Income Corp.    2,300                                            93
      Reckson Associates Realty Corp.
      5,300                                                                  147
      Redwood Trust, Inc.    2,500                                           142
      Regency Centers Corp.    5,700                                         242
      The Rouse Co.    7,900                                                 386
      Saul Centers, Inc.    2,100                                             63
      Senior Housing Properties Trust    4,950                                83
   >o Shelbourne Properties I    500                                           5
   >o Shelbourne Properties III    500                                         3
      Shurgard Storage Centers, Inc., Class
      A    4,500                                                             166
      Simon Property Group, Inc.    17,400                                   898
      SL Green Realty Corp.    4,200                                         206
      Sovran Self Storage, Inc.    800                                        31
      The St. Joe Co.    5,300                                               228
      Summit Properties, Inc.    3,300                                        85
      Sun Communities, Inc.    3,000                                         113
      Tanger Factory Outlet Centers    800                                    32
      Taubman Centers, Inc.    4,100                                          95
      Thornburg Mortgage, Inc.    7,800                                      216
      The Town & Country Trust    1,000                                       24
    o Trammell Crow Co.    2,800                                              38
      Trizec Properties, Inc.    12,700                                      204
      United Dominion Realty Trust, Inc.
      9,400                                                                  182
      Universal Health Realty Income    900                                   26
      Urstadt Biddle Properties, Inc.    500                                   7
      Urstadt Biddle Properties, Inc., Class A
      1,000                                                                   14
      US Restaurant Properties, Inc.    1,000                                 15
      Ventas, Inc.    5,800                                                  148
      Vornado Realty Trust    10,500                                         610
      Washington Real Estate Investment
      Trust    3,100                                                          87
      Weingarten Realty Investment    7,975                                  246
                                                                     -----------
                                                                          21,011

      RETAIL  6.1%
      --------------------------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A
      3,700                                                                   28
    o 99 Cents Only Stores    3,066                                           44
    o A.C. Moore Arts & Crafts, Inc.    1,400                                 35
      Aaron Rents, Inc.    2,500                                              80
      Abercrombie & Fitch Co., Class A
      8,300                                                                  306
    o Advance Auto Parts, Inc.    6,360                                      236
      Albertson's, Inc.    30,468                                            743
    o Alloy, Inc.    3,100                                                    16
    o Amazon.com, Inc.    33,700                                           1,312
    o American Eagle Outfitters, Inc.    5,050                               166
    o AnnTaylor Stores Corp.    9,825                                        264
      Arden Group, Inc., Class A    600                                       50
    o Asbury Automotive Group, Inc.    4,100                                  56
    o Autonation, Inc.    21,600                                             348
    o AutoZone, Inc.    8,900                                                687
    o Barnes & Noble, Inc.    7,400                                          254
    o Bed, Bath & Beyond, Inc.    23,700                                     839
      Best Buy Co., Inc.    26,150                                         1,259
    o Big Lots, Inc.    11,100                                               136
    o BJ's Wholesale Club, Inc.    6,100                                     142
      Blair Corp.    1,500                                                    41
      Borders Group, Inc.    9,000                                           206
    o Brightpoint, Inc.    1,650                                              22
    o Brookstone, Inc.    7,425                                              130
      Burlington Coat Factory Warehouse
      Corp.    2,500                                                          45
    o Carmax, Inc.    3,923                                                   82
      Casey's General Stores, Inc.    5,100                                   83
      The Cato Corp., Class A    1,200                                        25
    o Central Garden & Pet Co.    1,600                                       45
    o Charming Shoppes, Inc.    7,700                                         57
    o Chico's FAS, Inc.    6,650                                             278
    o The Children's Place Retail Stores, Inc.
      1,800                                                                   37
      Christopher & Banks Corp.    2,650                                      43
      Circuit City Stores, Inc.    12,500                                    176
      Claire's Stores, Inc.    16,000                                        369
    o Coldwater Creek, Inc.    6,112                                         115
    o Cole National Corp.    1,300                                            35
    o Cost Plus, Inc.    700                                                  23
      Costco Wholesale Corp.    38,600                                     1,570

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CVS Corp.    33,500                                                  1,403
      DEB Shops, Inc.    1,600                                                37
      Dillards, Inc., Class A    5,500                                       125
      Dollar General Corp.    27,775                                         536
    o Dollar Tree Stores, Inc.    8,650                                      233
    o The Dress Barn, Inc.    5,500                                           92
    o Duane Reade, Inc.    700                                                12
    o Duckwall-ALCO Stores, Inc.    1,800                                     30
      Family Dollar Stores, Inc.    10,200                                   284
      Federated Department Stores, Inc.
      22,400                                                               1,073
    o The Finish Line, Class A    1,800                                       51
      Foot Locker, Inc.    14,100                                            317
    o Footstar, Inc.    600                                                    3
      Fred's, Inc.    3,262                                                   59
      Friedman's, Inc., Class A    6,500                                      24
    o GameStop Corp., Class A    500                                           8
      The Gap, Inc.    73,900                                              1,678
    o Genesco, Inc.    4,300                                                  92
      Goody's Family Clothing, Inc.    5,000                                  44
    o Great Atlantic & Pacific Tea Co.
      2,200                                                                   15
    o Guitar Center, Inc.    1,700                                            76
    o The Gymboree Corp.    2,100                                             33
      Home Depot, Inc.    187,000                                          6,306
    o HOT Topic, Inc.    6,300                                               100
    o Insight Enterprises, Inc.    4,650                                      75
      J.C. Penney Co., Inc. Holding Co.
      22,400                                                                 896
    o Jo-Ann Stores, Inc.    3,795                                           101
    o Kirkland's, Inc.    1,000                                               11
    o Kohl's Corp.    19,300                                                 883
    o Kroger Co.    60,800                                                   961
      Limitedbrands    42,144                                                861
    o Linens 'N Things, Inc.    4,300                                        114
      Longs Drug Stores Corp.    3,300                                        69
      Lowe's Cos., Inc.    63,700                                          3,103
      The May Department Stores Co.
      24,000                                                                 637
    o The Men's Wearhouse, Inc.    2,400                                      64
      Michaels Stores, Inc.    4,900                                         265
      The Neiman Marcus Group, Inc., Class
      A    2,700                                                             147
    o Nobel Learning Communities, Inc.
      500                                                                      4
      Nordstrom, Inc.    10,300                                              452
    o O'Reilly Automotive, Inc.    2,200                                      89
    o Office Depot, Inc.    26,000                                           426
    o Pacific Sunwear of California    9,975                                 204
    o Party City Corp.    3,800                                               53
    o Pathmark Stores, Inc.    3,900                                          28
    o Payless Shoesource, Inc.    2,406                                       31
    o PC Connection, Inc.    3,000                                            23
      Pep Boys - Manny, Moe & Jack    2,500                                   52
    o Petco Animal Supplies, Inc.    2,500                                    75
      PETsMART, Inc.    11,100                                               344
      Pier 1 Imports, Inc.    3,900                                           70
    o Pricesmart, Inc.    200                                                  1
      RadioShack Corp.    14,100                                             394
    o Rent-A-Center, Inc.    5,250                                           154
    o Retail Ventures, Inc.    700                                             6
    o Rite Aid Corp.    40,400                                               198
      Ross Stores, Inc.    13,400                                            310
      Ruddick Corp.    3,100                                                  61
    o Safeway, Inc.    33,400                                                706
      Saks, Inc.    16,900                                                   221
    o School Specialty, Inc.    1,600                                         55
      Sears, Roebuck & Co.    21,200                                         778
    o Shoe Carnival, Inc.    1,200                                            16
    o ShopKo Stores, Inc.    8,900                                           138
    > Spiegel, Inc., Class A    5,000                                         --
      Staples, Inc.    41,200                                              1,190
    o Stein Mart, Inc.    3,800                                               69
      Talbots, Inc.    5,700                                                 176
      Target Corp.    74,600                                               3,253
      Tiffany & Co.    11,500                                                411
      TJX Cos., Inc.    40,400                                               948
    o Too, Inc.    1,742                                                      26
    o Toys 'R' Us, Inc.    18,300                                            301
    o Tractor Supply Co.    4,000                                            145
    o Tuesday Morning Corp.    2,500                                          80
      Unifirst Corp.    3,900                                                116
    o United Stationers, Inc.    2,900                                       114
    o Urban Outfitters, Inc.    6,400                                        190
 =(5) Wal-Mart Stores, Inc.    354,600                                    18,797
      Walgreen Co.    84,400                                               3,072
      Weis Markets, Inc.    1,700                                             54
    o West Marine, Inc.    1,100                                              23
    o The Wet Seal, Inc., Class A    3,075                                    16
    o Whitehall Jewellers, Inc.    1,800                                      14
      Whole Foods Market, Inc.    6,100                                      502
    o Williams-Sonoma, Inc.    9,200                                         299
    o Winmark Corp.    1,200                                                  26
      Winn-Dixie Stores, Inc.    16,800                                      106
    o Zale Corp.    2,520                                                     68
                                                                     -----------
                                                                          66,086

      STEEL  0.2%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    4,027                                         27
      Allegheny Technologies, Inc.    7,700                                  154
      Ampco-Pittsburgh Corp.    2,800                                         37
      Carpenter Technology Corp.    2,500                                    107
      Gibraltar Steel Corp.    2,500                                          81
      Intermet Corp.    4,100                                                 15
    o International Steel Group, Inc.    7,900                               259
      Nucor Corp.    5,500                                                   460
      Quanex Corp.    2,500                                                  114
      Roanoke Electric Steel Corp.    800                                     12
      Ryerson Tull, Inc.    1,600                                             24
      Schnitzer Steel Industries, Inc., Class A
      1,650                                                                   51
      Steel Dynamics, Inc.    3,500                                          115
      Steel Technologies, Inc.    3,700                                       85
      United States Steel Corp.    9,900                                     378
      Worthington Industries, Inc.    7,200                                  147
                                                                     -----------
                                                                           2,066

      TELEPHONE  3.4%
      --------------------------------------------------------------------------
      Adtran, Inc.    7,000                                                  187
    o Alamosa Holdings, Inc.    8,000                                         62
    o Alaska Communications Systems
      Group, Inc.    2,700                                                    16

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Alltel Corp.    26,435                                               1,375
      Applied Signal Technology, Inc.    2,100                                73
      AT&T Corp.    63,947                                                   966
    o AT&T Wireless Services, Inc.    224,934                              3,248
      Atlantic Tele-Network, Inc.    1,300                                    40
    o Avaya, Inc.    35,385                                                  518
      BellSouth Corp.    150,450                                           4,076
    o Carrier Access Corp.    2,500                                           19
    o Centennial Communications Corp.
      8,000                                                                   45
      CenturyTel, Inc.    10,500                                             325
    o Cincinnati Bell, Inc.    18,568                                         75
    o Citizens Communications Co.    22,400                                  323
    o Commonwealth Telephone Enterprises,
      Inc.    9,400                                                          421
    o Computer Access Technology Corp.
      800                                                                      3
    o Copper Mountain Networks, Inc.
      5,200                                                                   43
    o Covad Communications Group, Inc.
      7,000                                                                   13
    o Crown Castle International Corp.
      20,900                                                                 295
      CT Communications, Inc.    4,500                                        64
   >o CTC Communications Group, Inc.
      1,550                                                                   --
      D&E Communications, Inc.    4,000                                       44
    o Ditech Communications Corp.    4,100                                    84
    o Equinix, Inc.    2,565                                                  83
    o Extreme Networks, Inc.    4,500                                         24
    o Finisar Corp.    7,900                                                  12
    o Global Crossing Ltd.    2,500                                           47
    o Goamerica, Inc.    180                                                  --
      Hickory Tech Corp.    6,100                                             67
    o ID Systems, Inc.    3,000                                               39
    o Inet Technologies, Inc.    4,700                                        58
      Inter-Tel, Inc.    6,000                                               130
    o Interdigital Communications Corp.
      4,500                                                                   87
    o j2 Global Communications, Inc.    2,000                                 51
    o Level 3 Communications, Inc.    53,000                                 161
    o Liberty Media Corp., Class A    219,239                              1,859
    o MCI, Inc.    23,300                                                    356
   >o McLeodUSA, Inc., Class A Escrow
      21,892                                                                  --
    o Net2Phone, Inc.    1,600                                                 5
    o Nextel Communications, Inc., Class A
      88,900                                                               2,023
    o Nextel Partners, Inc., Class A    15,200                               244
      North Pittsburgh Systems, Inc.    3,500                                 67
    o Novatel Wireless, Inc.    160                                            4
    o NTL, Inc.    6,000                                                     313
      NWH, Inc.    2,500                                                      44
    o Occam Networks, Inc.    1,900                                           --
    o Pegasus Communications Corp., Class
      A    3,160                                                              64
    o Price Communications Corp.    4,047                                     60
    o Primus Telecommunications Group,
      Inc.    7,500                                                           12
    o Qwest Communications International,
      Inc.    118,337                                                        460
    o RCN Corp.    2,300                                                      --
      SBC Communications, Inc.    270,712                                  6,860
    o Sonus Networks, Inc.    19,400                                          99
    o Spectrasite, Inc.    4,000                                             172
      Sprint Corp. (FON Group)    116,750                                  2,181
      Sunrise Telecom, Inc.    2,000                                           5
    o Talk America Holdings, Inc.    5,000                                    32
    o Teleglobe International Holdings Ltd.
      400                                                                      2
      Telephone & Data Systems, Inc.
      4,300                                                                  326
    o Time Warner Telecom, Inc., Class A
      4,500                                                                   20
    o Turnstone Systems, Inc.    1,600                                        --
    o U.S. Cellular Corp.    6,100                                           240
   >o U.S. Wireless Corp.    400                                              --
    o Ulticom, Inc.    4,800                                                  52
    o Utstarcom, Inc.    1,200                                                22
      Verizon Communications, Inc.
      226,286                                                              8,721
      Warwick Valley Telephone Co.    2,100                                   45
                                                                     -----------
                                                                          37,362

      TOBACCO  0.8%
      --------------------------------------------------------------------------
      Altria Group, Inc.    165,300                                        7,868
    o M & F Worldwide Corp.    1,200                                          16
      R.J. Reynolds Tobacco Holdings, Inc.
      7,332                                                                  528
      Schweitzer-Mauduit International, Inc.
      5,800                                                                  164
      Universal Corp.    1,800                                                87
      UST, Inc.    12,700                                                    482
      Vector Group Ltd.    1,227                                              19
                                                                     -----------
                                                                           9,164

      TRAVEL & RECREATION  0.9%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.    3,000                                          43
    o Ambassadors Group, Inc.    1,700                                        45
    o Amerco, Inc.    900                                                     20
      Ameristar Casinos, Inc.    1,700                                        46
    o Argosy Gaming Co.    1,600                                              52
    o Aztar Corp.    1,900                                                    46
    o Bally Total Fitness Holding Corp.
      6,500                                                                   34
      Brunswick Corp.    13,900                                              543
    o Caesars Entertainment, Inc.    24,300                                  358
      Callaway Golf Co.    5,600                                              62
      Carnival Corp.    50,000                                             2,331
      Cedar Fair L.P.    5,300                                               158
      Central Parking Corp.    1,600                                          25
      Choice Hotels International, Inc.
      3,400                                                                  179
    o Dick's Sporting Goods, Inc.    1,000                                    33
    o Dollar Thrifty Automotive Group, Inc.
      3,500                                                                   84
      Dover Downs Gaming & Entertainment,
      Inc.    1,480                                                           15
    o Empire Resorts, Inc.    500                                              5
      Harrah's Entertainment, Inc.    9,900                                  460
      Hilton Hotels Corp.    30,426                                          543

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Interstate Hotels & Resorts, Inc.    82                                 --
    o K2, Inc.    1,700                                                       24
    o Laidlaw International, Inc.    8,200                                   115
    o Lakes Entertainment, Inc.    1,800                                      19
      Mandalay Resort Group    6,600                                         446
      The Marcus Corp.    4,600                                               81
      Marine Products Corp.    270                                             4
      Marriott International, Inc., Class A
      18,700                                                                 913
    o MGM Mirage    12,300                                                   543
    o MTR Gaming Group, Inc.    2,300                                         22
    o Multimedia Games, Inc.    1,500                                         28
    o Navigant International, Inc.    4,300                                   69
    o Prime Hospitality Corp.    4,300                                        39
    o Rent-Way, Inc.    3,200                                                 24
      Royal Caribbean Cruises Ltd.    15,300                                 654
    o Scientific Games Corp., Class A
      6,500                                                                  116
    o Shuffle Master, Inc.    1,875                                           60
    o Six Flags, Inc.    7,500                                                35
      Speedway Motorsports, Inc.    2,300                                     79
    o The Sports Authority, Inc.    370                                        9
      Starwood Hotels & Resorts Worldwide,
      Inc.    17,730                                                         798
      Station Casinos, Inc.    4,650                                         201
    o Stellent, Inc.    1,100                                                  8
    o Vail Resorts, Inc.    3,800                                             74
    o WMS Industries, Inc.    1,500                                           41
                                                                     -----------
                                                                           9,484

      TRUCKING & FREIGHT  0.4%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    1,100                                            38
      BancTrust Financial Group, Inc.    1,100                                19
      C.H. Robinson Worldwide, Inc.    7,500                                 328
      CNF, Inc.    4,500                                                     186
      Expeditors International Washington,
      Inc.    8,100                                                          376
    o Forward Air Corp.    3,600                                             143
      Heartland Express, Inc.    4,471                                       121
      J.B. Hunt Transport Services, Inc.
      6,500                                                                  250
    o Knight Transportation, Inc.    2,700                                    54
    o Landstar Systems, Inc.    7,600                                        379
    o Old Dominion Freight Line    2,700                                      78
      Overnite Corp.    2,500                                                 75
      Paccar, Inc.    14,100                                                 845
    o Pacer International, Inc.    2,800                                      44
      Ryder Systems, Inc.    6,400                                           275
    o Swift Transportation Co., Inc.    5,970                                119
      USF Corp.    1,300                                                      46
    o Wabash National Corp.    2,500                                          72
      Werner Enterprises, Inc.    5,832                                      116
    o Yellow Roadway Corp.    4,594                                          200
                                                                     -----------
                                                                           3,764

      UTILITIES: ELECTRIC & GAS  3.0%
      --------------------------------------------------------------------------
    o The AES Corp.    50,096                                                483
      AGL Resources, Inc.    4,300                                           127
    o Allegheny Energy, Inc.    10,500                                       156
      Allete, Inc.    8,200                                                  227
      Alliant Energy Corp.    9,300                                          241
      Ameren Corp.    15,100                                                 675
      American Electric Power Co., Inc.
      31,320                                                                 974
      American States Water Co.    950                                        22
      Aqua America, Inc.    3,671                                             71
      Atmos Energy Corp.    4,200                                            106
      Avista Corp.    3,800                                                   66
    o BayCorp Holdings Ltd.    6                                              --
      Black Hills Corp.    1,400                                              39
    o Calpine Corp.    12,300                                                 47
      Cascade Natural Gas Corp.    3,500                                      70
      Centerpoint Energy, Inc.    23,600                                     274
      Central Vermont Public Service Corp.
      2,700                                                                   52
      CH Energy Group, Inc.    1,900                                          84
      Cinergy Corp.    15,100                                                578
      Cleco Corp.    3,400                                                    59
    o CMS Energy Corp.    5,000                                               45
      Consolidated Edison, Inc.    17,000                                    697
      Constellation Energy Group, Inc.
      16,800                                                                 648
    o Distributed Energy Systems Corp.
      1,400                                                                    3
      Dominion Resources, Inc.    26,610                                   1,689
      DPL, Inc.    11,452                                                    228
      DTE Energy Co.    13,801                                               554
      Duke Energy Corp.    74,300                                          1,597
      Duquesne Light Holdings, Inc.    6,100                                 116
      Edison International    58,700                                       1,573
      El Paso Corp.    51,387                                                405
    o El Paso Electric Co.    2,800                                           42
      Energen Corp.    2,600                                                 123
      Energy East Corp.    12,214                                            298
      Entergy Corp.    18,200                                              1,047
      Equitable Resources, Inc.    4,400                                     226
      Exelon Corp.    54,474                                               1,901
      FirstEnergy Corp.    28,217                                          1,103
      Florida Public Utilites Co.    1,066                                    18
      FPL Group, Inc.    14,700                                              990
      Great Plains Energy, Inc.    9,000                                     258
      Green Mountain Power Corp.    3,800                                     97
      Hawaiian Electric Industries, Inc.
      5,200                                                                  133
      Idacorp, Inc.    4,200                                                 116
      KeySpan Corp.    13,400                                                482
      Kinder Morgan, Inc.    10,700                                          642
      The Laclede Group, Inc.    3,300                                        89
      MDU Resources Group, Inc.    10,950                                    268
      MGE Energy, Inc.    400                                                 13
      National Fuel Gas Co.    5,800                                         148
      New Jersey Resources Corp.    1,650                                     67
      Nicor, Inc.    3,000                                                    99
      NiSource, Inc.    22,864                                               473
      Northeast Utilities, Inc.    10,124                                    189
      Northwest Natural Gas Co.    2,700                                      79
    o NRG Energy, Inc.    9,000                                              239
      NSTAR    3,867                                                         181
      NUI Corp.    2,500                                                      33
      OGE Energy Corp.    6,500                                              162
      Oneok, Inc.    7,400                                                   155

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Otter Tail Corp.    1,100                                               27
      Peoples Energy Corp.    3,200                                          125
      Pepco Holdings, Inc.    5,000                                           90
    o PG&E Corp.    34,900                                                   996
      Piedmont Natural Gas Co.    1,600                                       66
      Pinnacle West Capital Corp.    6,800                                   275
      PNM Resources, Inc.    5,500                                           115
      PPL Corp.    15,000                                                    695
      Progress Energy, Inc.    21,159                                        892
      Public Service Enterprise Group, Inc.
      19,000                                                                 741
      Puget Energy, Inc.    7,500                                            162
      Questar Corp.    8,100                                                 332
      SCANA Corp.    7,905                                                   290
      Sempra Energy    19,175                                                686
    o Sierra Pacific Resources    4,476                                       37
      The Southern Co.    60,900                                           1,783
    o Southern Union Co.    5,510                                            110
      Southwest Gas Corp.    3,600                                            85
      TECO Energy, Inc.    5,600                                              72
      Texas Genco Holdings, Inc.    5,680                                    264
      TXU Corp.    26,400                                                  1,047
    o U.S. Energy Systems, Inc.    600                                         1
      UGI Corp.    4,100                                                     133
      UIL Holdings Corp.    5,400                                            248
      Unisource Energy Corp.    3,800                                         94
      Vectren Corp.    5,766                                                 143
      Westar Energy, Inc.    8,200                                           165
      WGL Holdings, Inc.    3,000                                             82
      Williams Cos., Inc.    42,360                                          515
      Wisconsin Energy Corp.    11,400                                       367
      WPS Resources Corp.    2,400                                           110
      Xcel Energy, Inc.    31,695                                            542
                                                                     -----------
                                                                          32,867

      PREFERRED STOCK
      0.0% of net assets

      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------
      Commercial Net Lease Realty    147                                       4

                                                         FACE
      SECURITY                                          AMOUNT
       RATE, MATURITY DATE                            ($ x 1,000)
      CORPORATE BOND
      0.0% of net assets

      FIXED-RATE OBLIGATION  0.0%
      --------------------------------------------------------------------------
      Brookfield Homes Corp.
       12.00%, 06/30/20                                        15             16

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      WARRANTS
      0.0% of net assets

      AIR TRANSPORTATION  0.0%
      --------------------------------------------------------------------------
    o Timco Aviation Services
      expires 02/28/07    160                                                 --

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------
    o MicroStrategy, Inc.
      expires 06/24/04    57                                                  --

      BUSINESS SERVICES  0.0%
      --------------------------------------------------------------------------
    o Redback Networks, Inc.
      expires 01/02/11    81                                                  --
    o Redback Networks, Inc.
      expires 01/02/11    85                                                   1
                                                                     -----------
                                                                               1

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
   >o Pinnacle Holdings, Inc.
      expires 11/13/07    9                                                   --

      HEALTHCARE / DRUGS & MEDICINE  0.0%
      --------------------------------------------------------------------------
    o Magellan Health Services, Inc.
      expires 01/05/11    7                                                   --

      NON-FERROUS METALS  0.0%
      --------------------------------------------------------------------------
    o Metals USA, Inc.
      expires 10/31/07    97                                                   1

      RIGHTS
      0.0% of net assets

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------
    o Comdisco Holding Co.    4,700                                            2

      BUSINESS SERVICES  0.0%
      --------------------------------------------------------------------------
   >o Cell Pathways, Inc.
      expires 06/12/08    1,600                                               --
    o Information Resources, Inc.    2,500                                     8
                                                                     -----------
                                                                               8

      MEDIA  0.0%
      --------------------------------------------------------------------------
    o Liberty Media International, Inc.,
      Class A expires 08/25/04    2,192                                       13

      TELEPHONE  0.0%
      --------------------------------------------------------------------------
   >o WilTel Communications, Inc.    4,800                                    --

      SHORT-TERM INVESTMENT
      0.4% of net assets

      Provident Institutional TempFund
      3,836,976                                                            3,837

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                          FACE
      SECURITY                                           AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
       1.23%, 09/16/04                                        400            399

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $1,070,960, and the unrealized gains and losses were $189,928 and ($173,451), respectively.

The fund's portfolio holdings include $87,455 of securities on loan.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  3.9%
      --------------------------------------------------------------------------
      Bank of America
       1.30%, 09/20/04                                      1,925          1,926
      Canadian Imperial Bank of
       Commerce/New York
       1.72%, 05/25/05                                      1,819          1,818
       1.41%, 01/31/05                                      5,170          5,169
      Credit Lyonnais
       1.08%, 09/30/04                                      1,982          1,983
      Foreningssparbanken AB
       1.34%, 08/16/04                                      8,517          8,516
      Societe Generale
       1.49%, 12/08/04                                      7,224          7,223
       1.31%, 06/14/05                                      2,141          2,140
      Svenska Handelsbanken
       1.39%, 10/27/04                                        662            662
      Wells Fargo
       1.34%, 08/18/04                                        858            858
       1.32%, 08/16/04                                      2,372          2,372
      Westdeutsche Landesbank AG
       1.51%, 10/12/04                                      3,642          3,642
       1.50%, 01/10/05                                      1,666          1,666
       1.42%, 09/29/04                                      2,517          2,517
       1.38%, 09/23/04                                      1,895          1,894
                                                                     -----------
                                                                          42,386

      SHORT-TERM INVESTMENT  0.3%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
       1.29%, 08/02/04                                      2,916          2,916

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES  4.2%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      45,507,238                                                          45,507

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                           NUMBER
                                             OF         CONTRACT      UNREALIZED
                                          CONTRACTS      VALUE           LOSS
      Russell 2000 Index,
      Long expires 09/22/04                   6          1,655              (39)
      S&P 500 Index, Long
      expires 09/17/04                        9          2,477              (67)
                                                                     ----------
                                                                           (106)

SCHWAB CAPITAL TRUST

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 *  American Depositary Receipt

 >  Security is valued at fair value

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.2% FOREIGN
       COMMON STOCK                                     1,023,638      1,182,070
  0.5% FOREIGN
       PREFERRED STOCK                                      3,801          5,099
  0.0% WARRANTS                                               200             --
--------------------------------------------------------------------------------
 99.7% TOTAL INVESTMENTS                                1,027,639      1,187,169
  7.5% COLLATERAL
       INVESTED FOR
       SECURITIES ON
       LOAN                                                89,647         89,647
(7.2)% OTHER ASSETS
       AND LIABILITIES,
       NET                                                               (85,536)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                1,191,280

                                                                         VALUE
        SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
        FOREIGN COMMON STOCK  99.2% of net assets

        AUSTRALIA  3.8%
        ------------------------------------------------------------------------
        Amcor Ltd.    170,097                                                818
        AMP Ltd.    250,773                                                1,101
        Australia & New Zealand Banking
        Group Ltd.    358,594                                              4,535
        BHP Billiton Ltd.    727,139                                       6,712
        Coles Myer Ltd.    218,165                                         1,358
        Commonwealth Bank of Australia
        245,112                                                            5,359
        Foster's Group Ltd.    374,154                                     1,213
        Insurance Australia Group Ltd.
        337,549                                                            1,177
        Macquarie Bank Ltd.    41,612                                        962
        Macquarie Infrastructure Group
        386,221                                                              936
        National Australia Bank Ltd.    296,328                            5,535
        News Corp. Ltd.    266,154                                         2,278
        QBE Insurance Group Ltd.    125,449                                1,096
        Rio Tinto Ltd.    60,818                                           1,614
        Suncorp-Metway Ltd.    107,619                                     1,048
        Telstra Corp. Ltd.    416,897                                      1,439
        Wesfarmers Ltd.    68,881                                          1,422
        Westpac Banking Corp.    346,721                                   4,091
        Woodside Petroleum Ltd.    81,387                                  1,025
        Woolworths Ltd.    202,146                                         1,658
                                                                      ----------
                                                                          45,377

        BELGIUM  0.8%
        ------------------------------------------------------------------------
        Dexia    121,918                                                   2,037
        Electrabel SA    5,314                                             1,680
        Fortis    201,153                                                  4,340
        Solvay SA    12,932                                                1,082
                                                                      ----------
                                                                           9,139
        CANADA  5.8%
        ------------------------------------------------------------------------
        Alcan, Inc.    62,405                                              2,469
        Bank of Montreal    99,813                                         4,161
        Bank of Nova Scotia    198,704                                     5,472
        Barrick Gold Corp.    99,691                                       1,907
        BCE, Inc.    53,656                                                1,130
      o Biovail Corp.    27,400                                              426
        Bombardier, Inc., Class B    279,400                                 702
        Brascan Corp.    47,850                                            1,315
        Canadian Imperial Bank of Commerce
        71,216                                                             3,552
        Canadian National Railway Co.
        54,467                                                             2,443
        Canadian Natural Resources Ltd.
        51,800                                                             1,725
        Canadian Pacific Railway Ltd.    32,300                              819
        Enbridge, Inc.    33,700                                           1,270
        EnCana Corp.    85,217                                             3,777
        George Weston Ltd.    11,500                                          --
        Imperial Oil Ltd.    24,010                                        1,189
      o Inco Ltd.    37,300                                                1,237
        Loblaw Cos. Ltd.    21,098                                           989
        Magna International, Inc., Class A
        16,447                                                             1,315
        Manulife Financial Corp.    156,550                                6,267
        National Bank of Canada    36,900                                  1,243
      o Nortel Networks Corp.    784,900                                   2,841
        Petro-Canada    43,200                                             2,017
        Placer Dome, Inc.    83,200                                        1,325
        Power Corp. of Canada    59,004                                    1,276
        Power Financial Corp.    52,600                                    1,175
        Royal Bank of Canada    127,717                                    5,910
        Sun Life Financial Services of Canada,
        Inc.    122,164                                                    3,392
        Suncor Energy, Inc.    81,600                                      2,356
        Talisman Energy, Inc.    76,875                                    1,825
        Thomson Corp.    40,000                                            1,357
        TransCanada Corp.    94,561                                        1,896
                                                                      ----------
                                                                          68,778
        DENMARK  0.6%
        ------------------------------------------------------------------------
        AP Moller-Maersk A/S    224                                        1,560
        Danske Bank A/S    93,525                                          2,154
        Novo-Nordisk A/S, Class B    46,150                                2,347
        TDC A/S    23,628                                                    769
                                                                      ----------
                                                                           6,830
        FRANCE  10.6%
        ------------------------------------------------------------------------
        Accor SA    37,106                                                 1,576
        Air Liquide SA    20,461                                           3,313
      o Alcatel SA, Class A    245,737                                     3,183
        Arcelor SA    72,096                                               1,197

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
        SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
        Aventis SA    131,761                                             10,232
        AXA    261,489                                                     5,374
        BNP Paribas    157,814                                             9,192
        Bouygues    42,044                                                 1,414
      o Cap Gemini SA    21,739                                              724
        Carrefour SA    112,519                                            5,369
        Cie Generale D'Optique Essilor
        International SA    19,882                                         1,222
        Compagnie de Saint-Gobain    60,643                                2,964
        Credit Agricole SA    128,809                                      3,040
      o France Telecom SA    209,724                                       5,196
        Groupe Danone    46,320                                            3,820
        L'oreal    58,705                                                  4,209
        Lafarge SA    30,598                                               2,623
        Lagardere S.C.A.    24,730                                         1,505
        LVMH Moet-Hennessy Louis Vuitton
        SA 44,980                                                          3,071
        Michelin (C.G.D.E.), Class B    28,839                             1,604
        Pernod-Ricard    9,539                                             1,143
        Peugeot SA    32,613                                               1,883
        Pinault-Printemps-Redoute SA
        12,173                                                             1,188
        Renault SA    34,255                                               2,703
        Sanofi-Synthelabo SA    70,103                                     4,650
        Schneider Electric SA    40,373                                    2,569
        Societe Generale, Class A    62,745                                5,152
        Societe Television Francaise 1
        26,048                                                               743
        STMicroelectronics NV    117,296                                   2,180
        Suez SA    155,587                                                 3,076
    (6) Total SA    110,932                                               21,543
        Veolia Environnement    52,576                                     1,403
        Vinci SA    13,931                                                 1,418
      o Vivendi Universal SA    177,845                                    4,447
     *o Vivendi Universal SA    54,392                                     1,353
                                                                      ----------
                                                                         126,279
        GERMANY  7.0%
        ------------------------------------------------------------------------
        Adidas-Salomon AG    9,200                                         1,094
        Allianz AG    54,188                                               5,239
        Altana AG    12,100                                                  656
        BASF AG    103,335                                                 5,509
        Bayer AG    128,045                                                3,419
      o Bayerische Hypo-und Vereinsbank AG
        66,874                                                             1,079
      o Commerzbank AG    88,400                                           1,516
        DaimlerChrysler AG    168,370                                      7,523
        Deutsche Bank AG    99,862                                         6,943
        Deutsche Boerse AG    19,400                                         945
        Deutsche Post AG    75,227                                         1,510
      o Deutsche Telekom AG    487,262                                     8,166
        E.ON AG    118,150                                                 8,411
      o Infineon Technologies AG    123,500                                1,352
        Linde AG    14,312                                                   777
        Metro AG    29,214                                                 1,341
        Muenchener Rueckversicherungs AG
        30,394                                                             2,919
        RWE AG    69,676                                                   3,414
        SAP AG    39,024                                                   6,258
        Schering AG    33,246                                              1,868
        Siemens AG    153,790                                             10,796
        ThyssenKrupp AG    63,966                                          1,141
        Volkswagen AG    40,893                                            1,661
                                                                      ----------
                                                                          83,537
        HONG KONG / CHINA  1.2%
        ------------------------------------------------------------------------
        Cheung Kong Holdings Ltd.    299,000                               2,214
        CLP Holdings Ltd.    340,080                                       1,910
        Hang Seng Bank Ltd.    154,700                                     1,978
        Hong Kong & China Gas Co.    718,400                               1,253
        HongKong Electric Holdings    277,756                              1,186
        Hutchison Whampoa Ltd.    413,800                                  2,798
        Sun Hung Kai Properties Ltd.    265,694                            2,248
        Swire Pacific Ltd., Class A    190,000                             1,267
                                                                      ----------
                                                                          14,854
        ITALY  3.3%
        ------------------------------------------------------------------------
        Alleanza Assicurazioni SPA    100,995                              1,082
        Assicurazioni Generali SPA    185,554                              4,908
        Banca Intesa SPA    645,355                                        2,393
        Banco Popolare di Verona e Novara
        75,422                                                             1,259
        Enel SPA    429,348                                                3,386
        ENI-Ente Nazionale Idrocarburi SPA
        490,576                                                           10,100
        Mediaset SPA    110,368                                            1,177
        Mediobanca SPA    95,210                                           1,114
        Riunione Adriatica di Sicurta SPA
        60,519                                                             1,091
        Sanpaolo IMI SPA    189,885                                        2,172
        Telecom Italia SPA    1,132,740                                    2,434
        TIM SPA    753,178                                                 4,008
        UniCredito Italiano SPA    856,214                                 4,103
                                                                      ----------
                                                                          39,227
        JAPAN  18.8%
        ------------------------------------------------------------------------
        Advantest Corp.    13,000                                            761
        Aeon Co. Ltd.    42,000                                            1,440
        Ajinomoto Co., Inc.    111,000                                     1,290
        Asahi Glass Co. Ltd.    146,000                                    1,313
        Asahi Kasei Corp.    250,000                                       1,097
        Bridgestone Corp.    126,000                                       2,272
        Canon, Inc.    162,000                                             7,907
        Chubu Electric Power Co., Inc.
        122,100                                                            2,558
        Dai Nippon Printing Co. Ltd.    117,000                            1,655
        Denso Corp.    92,000                                              2,253
        East Japan Railway Co.    653                                      3,556
        Eisai Co. Ltd.    37,000                                           1,086
        Fanuc Ltd.    24,300                                               1,400
        Fuji Photo Film Co. Ltd.    92,000                                 2,757
        Fujisawa Pharmaceutical Co. Ltd.
        47,000                                                             1,139
      o Fujitsu Ltd.    326,000                                            2,018
        Honda Motor Co. Ltd.    152,700                                    7,426
        Hoya Corp.    21,600                                               2,219
        Ito-Yokado Co. Ltd.    68,000                                      2,642
        Itochu Corp.    273,000                                            1,053
        Japan Tobacco, Inc.    126                                           962

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
        SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)

        JFE Holdings, Inc.    94,000                                       2,248
        The Kansai Electric Power Co.    130,000                           2,368
        Kao Corp.    109,000                                               2,699
        KDDI Corp.     --                                                      2
        Keyence Corp.    5,900                                             1,247
        Kintetsu Corp.    305,830                                          1,051
        Kirin Brewery Co. Ltd.    127,000                                  1,242
        Komatsu Ltd.    193,000                                            1,138
        Konica Minolta Holdings, Inc.    81,000                            1,059
        Kyocera Corp.    31,500                                            2,431
        Kyushu Electric Power Co.    82,400                                1,541
        Matsushita Electric Industrial Co. Ltd.    403,912                 5,378
        Millea Holdings, Inc.    284                                       4,179
        Mitsubishi Corp.    198,000                                        1,904
        Mitsubishi Electric Corp.    303,000                               1,381
        Mitsubishi Estate Co. Ltd.    190,000                              2,160
        Mitsubishi Heavy Industries Ltd .    565,000                       1,475
        Mitsubishi Tokyo Financial Group, Inc.    787                      7,040
        Mitsui & Co. Ltd.    239,000                                       1,791
        Mitsui Fudosan Co. Ltd.    142,000                                 1,577
        Mitsui Sumitomo Insurance Co. Ltd.   247,000                       2,283
        Mizuho Financial Group, Inc.    1,255                              4,752
        Murata Manufacturing Co. Ltd.    43,900                            2,178
        NEC Corp.    269,000                                               1,677
        Nikko Cordial Corp.    240,000                                     1,087
        Nintendo Co. Ltd.    19,700                                        2,192
        Nippon Oil Corp.    250,000                                        1,537
        Nippon Steel Corp.    1,020,000                                    2,068
        Nippon Telegraph & Telephone Corp.    1,007                        5,014
        Nissan Motor Co. Ltd.    486,000                                   5,241
        Nitto Denko Corp.    28,000                                        1,171
        Nomura Holdings, Inc.    345,000                                   4,730
        NTT Data Corp.    284                                                813
        NTT DoCoMo, Inc.    3,541                                          6,164
        OJI Paper Co. Ltd.    165,000                                      1,057
        Olympus Corp.    43,000                                              831
        Omron Corp.    43,000                                                920
        Osaka Gas Co. Ltd.    394,000                                      1,050
        Pioneer Corp.    31,000                                              670
        Ricoh Co. Ltd.    118,000                                          2,297
        Rohm Co. Ltd.    21,000                                            2,246
        Sankyo Co. Ltd.    59,000                                          1,273
        Sanyo Electric Co. Ltd.    309,000                                 1,178
        Secom Co. Ltd.    38,500                                           1,554
        Sekisui House Ltd.    94,000                                         945
        Seven-Eleven Japan Co. Ltd.    71,000                              2,179
        Sharp Corp.    184,000                                             2,656
        Shin-Etsu Chemical Co. Ltd.    68,900                              2,337
        Shionogi & Co. Ltd.    61,000                                      1,089
        The Shizuoka Bank Ltd.    116,000                                    943
        SMC Corp.    11,000                                                1,076
        Softbank Corp.    41,000                                           1,442
        Sompo Japan Insurance, Inc.    160,000                             1,578
        Sony Corp.    168,500                                              5,911
        Sumitomo Corp.    137,000                                            956
        Sumitomo Electric Industries Ltd.    131,000                       1,246
        Sumitomo Mitsui Financial Group, Inc.    764                       4,600
        Takeda Pharmaceutical Co. Ltd.    160,200                          7,489
        TDK Corp.    22,000                                                1,520
        Tohoku Electric Power Co.    83,700                                1,374
        The Tokyo Electric Power Co., Inc.    219,300                      4,968
        Tokyo Electron Ltd.    28,000                                      1,369
        Tokyo Gas Co. Ltd.    507,000                                      1,810
        Toppan Printing Co. Ltd.    122,000                                1,219
        Toshiba Corp.    566,000                                           2,077
    (5) Toyota Motor Corp.    538,500                                     21,645
      o UFJ Holdings, Inc.    686                                          2,750
        West Japan Railway Co.    225                                        900
        Yamanouchi Pharmaceutical Co. Ltd.
        59,000                                                             2,022
        Yamato Transport Co. Ltd.    78,000                                1,241
                                                                      ----------
                                                                         224,040
        NETHERLANDS  5.6%
        ------------------------------------------------------------------------
        ABN Amro Holdings NV    298,017                                    6,243
        Aegon NV    259,846                                                2,956
        Akzo Nobel NV    51,942                                            1,715
      o ASML Holding NV    93,364                                          1,334
        DSM NV    16,462                                                     827
        European Aeronautic Defense & Space Co.    51,882                  1,430
        Heineken Nv    49,073                                              1,538
        ING Groep NV    340,404                                            7,902
      o Koninklijke Ahold NV    218,958                                    1,629
        Koninklijke Philips Electronics NV    255,925                      6,206
        Reed Elsevier NV    117,871                                        1,507
    (8) Royal Dutch Petroleum Co.    398,487                              19,992
        Royal KPN NV    360,914                                            2,668
        TPG NV    67,143                                                   1,472
        Unilever NV    110,002                                             6,774
        VNU NV    47,654                                                   1,259
        Wolters Kluwer NV    55,267                                          930
                                                                      ----------
                                                                          66,382
        SINGAPORE  0.6%
        ------------------------------------------------------------------------
        DBS Group Holdings Ltd.    217,778                                 1,962
        Oversea-Chinese Banking Corp.    185,000                           1,376
        Singapore Press Holdings Ltd.    317,330                             793
        Singapore Telecommunications Ltd.    1,180,696                     1,571
        United Overseas Bank Ltd.    237,000                               1,887
                                                                      ----------
                                                                           7,589
        SPAIN  3.7%
        ------------------------------------------------------------------------
        Altadis SA    49,394                                               1,544

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Banco Bilbao Vizcaya Argentaria SA
        587,573                                                            7,824
        Banco Popular Espanol    29,001                                    1,562
        Banco Santander Central Hispano SA
        834,597                                                            7,938
        Endesa SA    173,742                                               3,163
        Gas Natural SDG SA    37,672                                         870
        Iberdrola SA    149,580                                            3,062
        Inditex SA    47,334                                               1,084
        Repsol YPF SA    178,984                                           3,801
        Telefonica SA    900,159                                          13,124
                                                                      ----------
                                                                          43,972
        SWEDEN  1.8%
        ------------------------------------------------------------------------
        Electrolux AB, Series B    61,579                                  1,075
        Hennes & Mauritz AB, Series B    88,355                            2,274
        Nordea Bank AB    420,569                                          2,864
        Sandvik AB    44,107                                               1,515
        Skandinaviska Enskilda Banken, Series
        A    85,410                                                        1,152
        Svenska Cellulosa AB, Series B    35,963                           1,331
        Svenska Handelsbanken AB, Series A
        112,602                                                            2,098
      o Telefonaktiebolaget LM Ericsson, Class
        B    2,846,579                                                     7,604
        Volvo AB, Series B    40,445                                       1,449
                                                                      ----------
                                                                          21,362
        SWITZERLAND  8.0%
        ------------------------------------------------------------------------
        ABB Ltd.    336,908                                                1,820
        Adecco SA, Registered    26,587                                    1,234
        Ciba Specialty Chemicals AG    14,322                                988
        Compangnie Financiere Richemont AG,
        Series A    102,430                                                2,646
      o Credit Suisse Group    218,120                                     6,999
        Holcim Ltd.    30,865                                              1,615
    (9) Nestle SA, Registered    77,668                                   19,852
    (7) Novartis AG, Registered    460,530                                20,608
        Roche Holdings - Genus    135,932                                 13,441
        Serono SA, Series B    1,193                                         738
        Swiss Reinsurance, Registered    65,184                            3,809
        Swisscom AG, Registered    5,043                                   1,640
      o Syngenta AG    20,323                                              1,680
        UBS AG, Registered    216,176                                     14,464
        Zurich Financial Services AG    28,547                             4,039
                                                                      ----------
                                                                          95,573
        UNITED KINGDOM  27.6%
        ------------------------------------------------------------------------
        Amvescap PLC    119,189                                              613
        AstraZeneca PLC    328,216                                        14,688
        Aviva PLC    444,350                                               4,525
        BAA PLC    211,384                                                 2,151
        BAE Systems PLC    605,069                                         2,352
        Barclays PLC    1,265,372                                         10,585
        BG Group PLC    679,151                                            4,233
        BHP Billiton PLC    472,369                                        4,303
        BOC Group PLC    97,556                                            1,673
        Boots Group PLC    162,117                                         2,013
    (1) BP PLC    4,216,549                                               39,565
        British American Tobacco PLC    301,717                            4,587
        British Land Co. PLC    100,943                                    1,290
        British Sky Broadcasting PLC    246,398                            2,709
        BT Group PLC    1,675,638                                          5,751
      o Cable & Wireless PLC    485,728                                      958
        Cadbury Schweppes PLC    396,080                                   3,243
        Carnival PLC    30,775                                             1,505
        Centrica PLC    861,673                                            3,706
        Compass Group PLC    440,157                                       2,559
        Diageo PLC    596,684                                              7,395
        Dixons Group PLC    356,181                                        1,040
        Emap PLC    52,220                                                   690
        Friends Provident PLC    333,413                                     796
    (4) GlaxoSmithKline PLC    1,142,422                                  23,205
        GUS PLC    188,042                                                 2,944
        Hanson Plc    150,209                                              1,044
        HBOS PLC    747,598                                                9,686
        Hilton Group PLC    287,543                                        1,363
    (2) HSBC Holdings PLC    2,103,680                                    30,890
        Imperial Tobacco Group PLC    142,051                              3,089
        Intercontinental Hotels Group PLC
        149,688                                                            1,591
        ITV PLC    564,218                                                 1,072
        J. Sainsbury PLC    234,962                                        1,153
      o J. Sainsbury PLC, Class B    268,529                                 171
        Kingfisher PLC    442,761                                          2,287
        Land Securities Group PLC    95,357                                1,965
        Legal & General Group PLC    1,220,030                             2,152
        Lloyds TSB Group PLC    1,065,026                                  7,984
        Man Group PLC    57,326                                            1,364
        Marks & Spencer Group PLC    443,141                               2,796
        National Grid Transco PLC    584,973                               4,630
        Next PLC    57,431                                                 1,563
        Pearson PLC    158,738                                             1,780
        Prudential PLC    382,001                                          3,150
        Reckitt Benckiser PLC    111,099                                   3,039
        Reed Elsevier PLC    236,461                                       2,094
        Rentokil Initial PLC    364,152                                      940
        Reuters Group PLC    267,194                                       1,582
        Rio Tinto PLC    206,808                                           5,389
      o Rolls-Royce Group PLC    296,618                                   1,301
   (10) Royal Bank of Scotland Group PLC
        547,776                                                           15,400
        SABMiller PLC    162,857                                           2,076
        Sage Group PLC    246,979                                            776
        Scottish & Newcastle PLC    145,929                                1,059
        Scottish & Southern Energy PLC
        173,758                                                            2,270
        Scottish Power PLC    347,294                                      2,488
        Severn Trent Water PLC    70,101                                   1,016
        Shell Transport & Trading Co. PLC
        1,852,117                                                         13,421
        Smith & Nephew PLC    175,479                                      1,771
        Smiths Group PLC    107,917                                        1,433
        Tesco PLC    1,445,671                                             6,691

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Unilever PLC    523,823                                            4,625
        United Utilities PLC    99,658                                       934
    (3) Vodafone Group PLC    12,980,507                                  28,148
        Wolseley PLC    111,522                                            1,734
        WPP Group PLC    230,860                                           2,135
                                                                     -----------
                                                                         329,131

        FOREIGN PREFERRED STOCK
        0.5% of net assets

        AUSTRALIA  0.4%
        ------------------------------------------------------------------------
        News Corp. Ltd.    524,340                                         4,211

        GERMANY  0.1%
        ------------------------------------------------------------------------
        Henkel KGaA    12,100                                                888

        WARRANTS
        0.0% of net assets

        FRANCE  0.0%
        ------------------------------------------------------------------------
     >o Casino Guichard Perrachon SA, expires
        12/15/05    1,026                                                     --

        UNITED STATES  0.0%
        ------------------------------------------------------------------------
      o NTL, Inc., Series A, expires
        01/13/11    48                                                        --

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $1,032,607, and the unrealized gains and losses were $256,325 and ($101,763), respectively.

The fund's portfolio holdings include $85,261 of securities on loan.

        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        7.5% of net assets

        SHORT-TERM INVESTMENT  7.5%

        Securities Lending Investment
        Fund     89,646,743                                               89,647

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top holdings.

(1) Top Holding

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.7% OTHER INVESTMENT
       COMPANIES                                          466,828        442,733
  0.3% SHORT-TERM
       INVESTMENT                                           1,411          1,411
  0.0% U.S. TREASURY
       OBLIGATION                                             110            110
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                                  468,349        444,254
  0.0% OTHER ASSETS AND
       LIABILITIES, NET                                                      101
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                  444,355

                                                                         VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        OTHER INVESTMENT COMPANIES
        99.7% of net assets

   /(2) Schwab International Index Fund, Select
        Shares    9,542,898                                              132,933
  /=(1) Schwab S&P 500 Fund, Select Shares
        11,589,018                                                       198,867
   /(3) Schwab Small-Cap Index Fund, Select
        Shares    5,919,589                                              110,933
                                                                     -----------
                                                                         442,733

                                                            FACE
        SECURITY                                           AMOUNT
          RATE, MATURITY DATE                           ($ x 1,000)
        SHORT-TERM INVESTMENT
        0.3% of net assets

        HSBC Bank, USA Grand
        Cayman Time Deposit
           0.79%, 08/02/04                                    1,411        1,411

                                                           FACE
        SECURITY                                          AMOUNT        VALUE
          RATE, MATURITY DATE                          ($ x 1,000)   ($ x 1,000)
        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill,
          1.24%, 09/16/04                                      110           110

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $475,122, and the unrealized gains and losses were $12,207 and ($43,075), respectively.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                           NUMBER
                                             OF         CONTRACT      UNREALIZED
                                          CONTRACTS       VALUE          LOSS
        S&P 500 Index, Long
        expires 09/17/04                      6           1,652          (48)

SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
 HOLDINGS BY CATEGORY                                 ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
    78.8% OTHER INVESTMENT COMPANIES                   454,365           477,125
    16.4% COMMON STOCK                                  65,843            99,087
     4.8% SHORT-TERM INVESTMENTS                        29,252            29,252
--------------------------------------------------------------------------------
   100.0% TOTAL INVESTMENTS                            549,460           605,464
     0.0% OTHER ASSETS AND LIABILITIES, NET                                  251
--------------------------------------------------------------------------------
   100.0% TOTAL NET ASSETS                                               605,715


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 16.4% of net assets

      AEROSPACE / DEFENSE  0.3%
      --------------------------------------------------------------------------
      The Boeing Co.    8,078                                                410
      Crane Co.    300                                                         8
      General Dynamics Corp.    2,000                                        198
      Goodrich Corp.    1,100                                                 36
      Lockheed Martin Corp.    4,300                                         228
      Northrop Grumman Corp.    3,592                                        189
      Raytheon Co.    3,900                                                  131
      Rockwell Automation, Inc.    1,900                                      71
      Rockwell Collins, Inc.    1,900                                         65
      Textron, Inc.    1,500                                                  92
      United Technologies Corp.    5,000                                     467
                                                                     -----------
                                                                           1,895

      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    1,300                                           7
      FedEx Corp.    2,920                                                   239
      Sabre Holdings Corp., Class A    1,283                                  33
      Southwest Airlines Co.    7,480                                        108
      United Parcel Service, Inc., Class B
      10,818                                                                 778
                                                                     -----------
                                                                           1,165

      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    400                                        27
      Anheuser-Busch Cos., Inc.    7,800                                     405
      Brown-Forman Corp., Class B    1,204                                    56
                                                                     -----------
                                                                             488

      APPAREL  0.1%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    1,200                                      45
      Liz Claiborne, Inc.    1,200                                            43
      Nike, Inc., Class B    2,500                                           182
      Reebok International Ltd.    500                                        17
      VF Corp.    1,200                                                       60
                                                                     -----------
                                                                             347

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                         16
      Cummins, Inc.    400                                                    28
      Dana Corp.    1,578                                                     30
      Danaher Corp.    2,800                                                 142
      Delphi Corp.    5,743                                                   55
      Eaton Corp.    1,400                                                    90
      Ford Motor Co.    18,103                                               266
      General Motors Corp.    5,425                                          234
      Genuine Parts Co.    1,800                                              68
    o Goodyear Tire & Rubber Co.    1,600                                     18
      Harley-Davidson, Inc.    3,000                                         180
    o Navistar International Corp.    700                                     25
      Visteon Corp.    1,558                                                  16
                                                                     -----------
                                                                           1,168

      BANKS  1.3%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    3,300                                               81
      Bank of America Corp.    19,562                                      1,663
      The Bank of New York Co., Inc.    7,300                                210
      BB&T Corp.    5,300                                                    205
      Comerica, Inc.    1,700                                                 99
      Fifth Third Bancorp    5,369                                           265
      First Horizon National Corp.    1,200                                   52
      Huntington Bancshares, Inc.    2,262                                    55
      J.P. Morgan Chase & Co.    34,315                                    1,281
      KeyCorp, Inc.    4,400                                                 133
      M&T Bank Corp.    1,198                                                112
      Marshall & Ilsley Corp.    2,056                                        79
      Mellon Financial Corp.    4,100                                        113
      National City Corp.    6,100                                           223
      North Fork Bancorp., Inc.    1,600                                      62
      Northern Trust Corp.    2,200                                           88
      PNC Financial Services Group, Inc.
      2,800                                                                  142
      Regions Financial Corp.    4,542                                       135
      SouthTrust Corp.    3,400                                              132
      State Street Corp.    3,300                                            141
      SunTrust Banks, Inc.    2,800                                          185
      Synovus Financial Corp.    2,750                                        70
      U.S. Bancorp    18,662                                                 528
      Wachovia Corp.    12,884                                               571
      Wells Fargo & Co.    16,415                                            942
      Zions Bancorp.    900                                                   54
                                                                     -----------
                                                                           7,621

      BUSINESS MACHINES & SOFTWARE  1.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    2,400                                           101
    o Apple Computer, Inc.    3,200                                          103
      Autodesk, Inc.    1,200                                                 48
    o BMC Software, Inc.    2,400                                             38
    o Cisco Systems, Inc.    66,300                                        1,383

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Compuware Corp.    3,600                                                18
    o Comverse Technology, Inc.    1,400                                      24
    o Dell, Inc.    24,600                                                   873
    o EMC Corp.    23,186                                                    254
    o Gateway, Inc.    3,100                                                  14
      Hewlett-Packard Co.    29,903                                          603
      International Business Machines Corp.
      16,200                                                               1,410
    o Lexmark International, Inc., Class A
      1,300                                                                  115
  (6) Microsoft Corp.    104,200                                           2,965
    o NCR Corp.    1,000                                                      46
    o Network Appliance, Inc.    3,400                                        66
    o Novell, Inc.    3,200                                                   22
    o Oracle Corp.    50,648                                                 532
      Pitney Bowes, Inc.    2,300                                             97
    o Siebel Systems, Inc.    4,300                                           35
    o Sun Microsystems, Inc.    30,800                                       122
    o Unisys Corp.    3,100                                                   32
    o Xerox Corp.    7,800                                                   108
                                                                     -----------
                                                                           9,009

      BUSINESS SERVICES  0.7%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    671                                                          35
    o Allied Waste Industries, Inc.    3,100                                  29
    o Apollo Group, Inc., Class A    1,700                                   142
      Automatic Data Processing, Inc.
      5,700                                                                  239
      Cendant Corp.    9,532                                                 218
      Cintas Corp.    1,638                                                   69
    o Citrix Systems, Inc.    1,800                                           32
      Computer Associates International, Inc.
      5,625                                                                  142
    o Computer Sciences Corp.    1,680                                        79
    o Convergys Corp.    1,354                                                18
      Deluxe Corp.    700                                                     31
    o eBay, Inc.    6,268                                                    491
      Electronic Data Systems Corp.    4,600                                  85
      Equifax, Inc.    1,200                                                  29
      First Data Corp.    8,688                                              388
    o Fiserv, Inc.    1,800                                                   62
      H&R Block, Inc.    1,700                                                83
      IMS Health, Inc.    2,300                                               56
    o Interpublic Group of Cos., Inc.    3,700                                47
    o Intuit, Inc.    1,972                                                   74
    o Mercury Interactive Corp.    800                                        29
    o Monster Worldwide, Inc.    954                                          21
      Omnicom Group, Inc.    1,800                                           130
    o Parametric Technology Corp.    2,700                                    12
      Paychex, Inc.    3,600                                                 111
    o PeopleSoft, Inc.    3,600                                               65
      Robert Half International, Inc.    1,700                                47
    o Sungard Data Systems, Inc.    2,725                                     63
    o Symantec Corp.    2,800                                                131
      Tyco International Ltd.    19,303                                      598
    o Veritas Software Corp.    4,200                                         80
      Waste Management, Inc.    5,517                                        155
    o Yahoo!, Inc.    12,600                                                 388
                                                                     -----------
                                                                           4,179

      CHEMICALS  0.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    2,300                                119
      Dow Chemical Co.    8,994                                              359
      E.I. du Pont de Nemours & Co.    9,592                                 411
      Eastman Chemical Co.    800                                             36
      Ecolab, Inc.    2,800                                                   85
      Great Lakes Chemical Corp.    600                                       14
    o Hercules, Inc.    900                                                   11
      Monsanto Co.    2,493                                                   90
      PPG Industries, Inc.    1,500                                           88
      Praxair, Inc.    3,200                                                 126
      Rohm & Haas Co.    2,205                                                87
      Sigma-Aldrich Corp.    600                                              35
                                                                     -----------
                                                                           1,461

      CONSTRUCTION  0.1%
      --------------------------------------------------------------------------
      Centex Corp.    1,200                                                   51
      Fluor Corp.    800                                                      36
      KB Home    400                                                          26
      Masco Corp.    4,500                                                   136
      Pulte Homes, Inc.    1,400                                              77
      The Sherwin-Williams Co.    1,200                                       49
      The Stanley Works    600                                                25
      Vulcan Materials Co.    800                                             38
                                                                     -----------
                                                                             438

      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    900                                             63
      Leggett & Platt, Inc.    2,000                                          54
      Maytag Corp.    900                                                     19
      Newell Rubbermaid, Inc.    2,745                                        59
      Whirlpool Corp.    800                                                  50
                                                                     -----------
                                                                             245

      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    400                                                       29
      Bemis Co.    1,000                                                      27
    o Pactiv Corp.    1,500                                                   35
    o Sealed Air Corp.    882                                                 42
                                                                     -----------
                                                                             133

      ELECTRONICS  0.8%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    6,000                                   14
    o Advanced Micro Devices, Inc.    2,840                                   36
    o Agilent Technologies, Inc.    4,437                                    106
    o Altera Corp.    3,680                                                   77
      American Power Conversion Corp.
      1,725                                                                   26
      Analog Devices, Inc.    3,400                                          135
    o Andrew Corp.    1,550                                                   17
    o Applied Materials, Inc.    16,200                                      275
    o Applied Micro Circuits Corp.    2,862                                   10
    o Broadcom Corp., Class A    2,900                                       103
    o CIENA Corp.    3,200                                                     9
      Intel Corp.    62,800                                                1,531
      ITT Industries, Inc.    900                                             72
    o Jabil Circuit, Inc.    1,998                                            44
    o JDS Uniphase Corp.    12,589                                            43

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o KLA-Tencor Corp.    1,800                                               74
      Linear Technology Corp.    3,000                                       117
    o LSI Logic Corp.    3,000                                                15
    o Lucent Technologies, Inc.    40,092                                    122
      Maxim Integrated Products, Inc.
      3,100                                                                  149
    o Micron Technology, Inc.    5,400                                        73
      Molex, Inc.    1,875                                                    54
      Motorola, Inc.    22,631                                               361
    o National Semiconductor Corp.    3,400                                   58
    o Novellus Systems, Inc.    1,325                                         36
    o Nvidia Corp.    1,400                                                   22
      PerkinElmer, Inc.    1,000                                              18
    o PMC - Sierra, Inc.    1,600                                             19
    o Power-One, Inc.    400                                                   4
    o QLogic Corp.    869                                                     21
      Qualcomm, Inc.    7,600                                                525
    o Sanmina-SCI Corp.    5,000                                              37
      Scientific-Atlanta, Inc.    1,600                                       49
    o Solectron Corp.    7,900                                                43
      Symbol Technologies, Inc.    1,908                                      25
      Tektronix, Inc.    900                                                  27
    o Tellabs, Inc.    4,000                                                  36
    o Teradyne, Inc.    1,700                                                 29
      Texas Instruments, Inc.    16,800                                      358
    o Thermo Electron Corp.    1,300                                          33
    o Thomas & Betts Corp.    481                                             13
    o Waters Corp.    1,300                                                   57
    o Xilinx, Inc.    3,200                                                   94
                                                                     -----------
                                                                           4,967

      ENERGY: RAW MATERIALS  0.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    2,418                                      145
      Apache Corp.    3,308                                                  154
      Baker Hughes, Inc.    2,960                                            119
    o BJ Services Co.    1,500                                                74
      Burlington Resources, Inc.    3,810                                    145
      Devon Energy Corp.    2,300                                            160
      EOG Resources, Inc.    1,128                                            72
      Halliburton Co.    4,158                                               132
    o Noble Corp.    1,300                                                    50
      Occidental Petroleum Corp.    3,600                                    177
    o Rowan Cos., Inc.    600                                                 15
      Schlumberger Ltd.    5,700                                             367
      Valero Energy Corp.    1,200                                            90
                                                                     -----------
                                                                           1,700

      FOOD & AGRICULTURE  0.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    6,532                                    101
      Campbell Soup Co.    4,200                                             107
      The Coca-Cola Co.    23,500                                          1,031
      Coca-Cola Enterprises, Inc.    4,000                                    82
      ConAgra Foods, Inc.    4,900                                           127
      General Mills, Inc.    3,576                                           161
      H.J. Heinz Co.    3,400                                                125
      Hershey Foods Corp.    2,400                                           116
      Kellogg Co.    3,900                                                   162
      McCormick & Co., Inc.    1,400                                          50
      The Pepsi Bottling Group, Inc.    2,832                                 79
      PepsiCo, Inc.    16,460                                                823
      Sara Lee Corp.    7,600                                                167
      Supervalu, Inc.    1,400                                                40
      Sysco Corp.    6,200                                                   214
      Wm. Wrigley Jr. Co.    2,200                                           133
                                                                     -----------
                                                                           3,518
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    4,201                                          170

      HEALTHCARE / DRUGS & MEDICINE  2.1%
      --------------------------------------------------------------------------
      Abbott Laboratories    15,300                                          602
      Allergan, Inc.    1,300                                                 98
      AmerisourceBergen Corp.    1,000                                        54
    o Amgen, Inc.    12,488                                                  710
    o Anthem, Inc.    1,351                                                  111
      Applied Biosystems Group - Applera
      Corp.    2,000                                                          41
      Bausch & Lomb, Inc.    600                                              37
      Baxter International, Inc.    5,600                                    168
      Becton Dickinson & Co.    2,600                                        123
    o Biogen Idec, Inc.    3,125                                             188
      Biomet, Inc.    2,475                                                  109
    o Boston Scientific Corp.    8,148                                       312
      Bristol-Myers Squibb Co.    19,000                                     435
      C.R. Bard, Inc.    800                                                  44
      Cardinal Health, Inc.    4,100                                         183
    o Caremark Rx, Inc.    3,570                                             109
    o Chiron Corp.    1,800                                                   83
      Eli Lilly & Co.    10,900                                              695
    o Express Scripts, Inc.    800                                            53
    o Forest Laboratories, Inc.    3,400                                     171
    o Genzyme Corp.    2,100                                                 108
    o Gilead Sciences    1,900                                               123
      Guidant Corp.    3,000                                                 166
      HCA, Inc.    5,000                                                     193
      Health Management Associates, Inc.,
      Class A    2,400                                                        48
    o Hospira, Inc.    1,530                                                  40
    o Humana, Inc.    1,400                                                   25
      Johnson & Johnson    28,554                                          1,578
    o King Pharmaceuticals, Inc.    2,133                                     24
      Manor Care, Inc.    1,100                                               34
      McKesson Corp.    2,654                                                 85
    o Medco Health Solutions, Inc.    2,641                                   80
    o Medimmune, Inc.    2,400                                                55
      Medtronic, Inc.    11,800                                              586
      Merck & Co., Inc.    21,600                                            980
      Mylan Laboratories, Inc.    2,600                                       39
  (8) Pfizer, Inc.    73,476                                               2,348
      Quest Diagnostics    1,101                                              90
      Schering-Plough Corp.    14,100                                        274
    o St. Jude Medical, Inc.    1,750                                        119
      Stryker Corp.    3,784                                                 180
    o Tenet Healthcare Corp.    4,650                                         52
      UnitedHealth Group, Inc.    6,300                                      396
    o Watson Pharmaceuticals, Inc.    1,000                                   25
    o WellPoint Health Networks, Inc.    1,400                               142
      Wyeth    13,100                                                        464
    o Zimmer Holdings, Inc.    2,300                                         176
                                                                     -----------
                                                                          12,756

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HOUSEHOLD PRODUCTS  0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    900                                      42
      Avon Products, Inc.    4,800                                           206
      Clorox Co.    2,200                                                    110
      Colgate-Palmolive Co.    5,300                                         282
      The Gillette Co.    9,700                                              378
      International Flavors & Fragrances, Inc.
      1,100                                                                   40
      Procter & Gamble Co.    25,000                                       1,304
                                                                     -----------
                                                                           2,362

      INSURANCE  0.8%
      --------------------------------------------------------------------------
      ACE Ltd.    2,500                                                      101
      Aetna, Inc.    1,424                                                   122
      AFLAC, Inc.    5,200                                                   206
      The Allstate Corp.    7,000                                            330
      AMBAC Financial Group, Inc.    1,015                                    72
      American International Group, Inc.
      25,251                                                               1,784
      AON Corp.    2,625                                                      69
      Chubb Corp.    1,700                                                   117
      CIGNA Corp.    1,400                                                    87
      Cincinnati Financial Corp.    1,890                                     75
      Hartford Financial Services Group, Inc.
      2,700                                                                  176
      Jefferson-Pilot Corp.    1,412                                          68
      Lincoln National Corp.    1,900                                         83
      Loews Corp.    1,900                                                   108
      Marsh & McLennan Cos., Inc.    5,200                                   231
      MBIA, Inc.    1,350                                                     73
      Metlife, Inc.    7,310                                                 261
      MGIC Investment Corp.    900                                            64
    o Principal Financial Group, Inc.    3,065                               104
      The Progressive Corp.    2,100                                         161
      Prudential Financial, Inc.    5,200                                    242
      Safeco Corp.    1,100                                                   52
      The St. Paul Travelers Cos., Inc.
      6,453                                                                  239
      Torchmark Corp.    1,100                                                58
      UnumProvident Corp.    2,349                                            37
      XL Capital Ltd., Class A    1,300                                       92
                                                                     -----------
                                                                           5,012

      MEDIA  0.6%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      6,017                                                                  215
    o Comcast Corp., Class A    21,843                                       599
      Dow Jones & Co., Inc.    800                                            34
      Gannett Co., Inc.    2,700                                             224
      Knight-Ridder, Inc.    900                                              59
      The McGraw-Hill Cos., Inc.    1,900                                    143
      Meredith Corp.    500                                                   26
      New York Times Co., Class A    1,400                                    58
      R.R. Donnelley & Sons Co.    2,100                                      67
    o Time Warner, Inc.    44,150                                            735
      Tribune Co.    3,100                                                   132
    o Univision Communications, Inc., Class
      A    3,104                                                              90
      Viacom, Inc., Class B    16,981                                        570
      The Walt Disney Co.    19,619                                          453
                                                                     -----------
                                                                           3,405

      MISCELLANEOUS  0.1%
      --------------------------------------------------------------------------
      3M Co.    7,600                                                        626

      MISCELLANEOUS FINANCE  1.2%
      --------------------------------------------------------------------------
      American Express Co.    12,400                                         623
      The Bear Stearns Cos., Inc.    882                                      74
      Capital One Financial Corp.    2,100                                   146
   /  The Charles Schwab Corp.    13,042                                     114
      Charter One Financial, Inc.    2,315                                   103
  (9) Citigroup, Inc.    49,792                                            2,195
      Countrywide Financial Corp.    2,649                                   191
    o E*TRADE Group, Inc.    3,500                                            39
      Fannie Mae    9,400                                                    667
      Federated Investors, Inc., Class B
      1,100                                                                   31
      Franklin Resources, Inc.    2,500                                      121
      Freddie Mac    6,600                                                   424
      Golden West Financial Corp.    1,400                                   150
      Goldman Sachs Group, Inc.    4,579                                     404
      Janus Capital Group, Inc.    2,200                                      29
      Lehman Brothers Holdings, Inc.    2,600                                182
      MBNA Corp.    12,550                                                   310
      Merrill Lynch & Co., Inc.    9,400                                     467
      Moody's Corp.    1,500                                                 102
      Morgan Stanley    10,600                                               523
    o Providian Financial Corp.    2,900                                      40
      SLM Corp.    4,500                                                     171
      Sovereign Bancorp    2,700                                              59
      T. Rowe Price Group, Inc.    1,200                                      55
      Washington Mutual, Inc.    8,682                                       337
                                                                     -----------
                                                                           7,557

      NON-DURABLES & ENTERTAINMENT  0.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    1,800                                       38
    o Electronic Arts, Inc.    2,866                                         143
      Fortune Brands, Inc.    1,400                                          101
      Hasbro, Inc.    1,650                                                   30
      International Game Technology    3,400                                 110
      Mattel, Inc.    4,150                                                   73
      McDonald's Corp.    12,400                                             341
    o Starbucks Corp.    3,560                                               167
      Wendy's International, Inc.    1,000                                    36
      Yum! Brands, Inc.    3,120                                             120
                                                                     -----------
                                                                           1,159

      NON-FERROUS METALS  0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    8,472                                                   272
      Engelhard Corp.    1,300                                                38
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    1,700                                                        59
    o Phelps Dodge Corp.    810                                               63
                                                                     -----------
                                                                             432
      OIL: DOMESTIC  0.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                             83
      Ashland, Inc.    800                                                    42

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ConocoPhillips    6,546                                                516
      Kerr-McGee Corp.    1,269                                               66
      Marathon Oil Corp.    3,100                                            117
    o Nabors Industries Ltd.    1,400                                         65
      Sunoco, Inc.    900                                                     61
    o Transocean, Inc.    2,945                                               84
      Unocal Corp.    2,400                                                   93
                                                                     -----------
                                                                           1,127

      OIL: INTERNATIONAL  0.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    10,327                                          988
  (7) Exxon Mobil Corp.    63,158                                          2,924
                                                                     -----------
                                                                           3,912

      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    12,300                                                152
      Eastman Kodak Co.    3,100                                              82
                                                                     -----------
                                                                             234

      PAPER & FOREST PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    700                                              22
      Georgia-Pacific Corp.    2,228                                          75
      International Paper Co.    4,846                                       209
      Kimberly-Clark Corp.    4,960                                          318
      Louisiana-Pacific Corp.    600                                          14
      MeadWestvaco Corp.    1,970                                             59
      Temple-Inland, Inc.    600                                              41
      Weyerhaeuser Co.    2,300                                              143
                                                                     -----------
                                                                             881

      PRODUCER GOODS & MANUFACTURING  0.9%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    2,100                                   80
      Avery Dennison Corp.    1,200                                           73
      Caterpillar, Inc.    3,300                                             242
      Cooper Industries Ltd., Class A    900                                  51
      Deere & Co.    2,300                                                   144
      Dover Corp.    2,000                                                    79
      Emerson Electric Co.    4,000                                          243
  (5) General Electric Co.    101,500                                      3,375
      Honeywell International, Inc.    8,437                                 317
      Illinois Tool Works, Inc.    3,000                                     272
      Ingersoll-Rand Co., Class A    1,650                                   113
      Johnson Controls, Inc.    1,800                                        102
    o Millipore Corp.    400                                                  21
      Pall Corp.    1,000                                                     23
      Parker Hannifin Corp.    1,150                                          66
      Snap-On, Inc.    600                                                    19
      W.W. Grainger, Inc.    900                                              48
                                                                     -----------
                                                                           5,268

      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      3,800                                                                  135
      CSX Corp.    2,200                                                      69
      Norfolk Southern Corp.    3,600                                         96
      Union Pacific Corp.    2,500                                           141
                                                                     -----------
                                                                             441

      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    900                                                     29
      Equity Office Properties Trust    3,900                                101
      Equity Residential    2,600                                             77
      Plum Creek Timber Co., Inc.    1,700                                    53
      ProLogis    1,700                                                       58
      Simon Property Group, Inc.    1,700                                     88
                                                                     -----------
                                                                             406

      RETAIL  1.1%
      --------------------------------------------------------------------------
      Albertson's, Inc.    3,538                                              86
    o Autonation, Inc.    3,000                                               48
    o AutoZone, Inc.    800                                                   62
    o Bed, Bath & Beyond, Inc.    2,800                                       99
      Best Buy Co., Inc.    3,150                                            152
    o Big Lots, Inc.    1,100                                                 14
      Circuit City Stores, Inc.    2,000                                      28
      Costco Wholesale Corp.    4,400                                        179
      CVS Corp.    3,900                                                     163
      Dillards, Inc., Class A    500                                          11
      Dollar General Corp.    3,303                                           64
      Family Dollar Stores, Inc.    1,700                                     47
      Federated Department Stores, Inc.
      1,700                                                                   82
      The Gap, Inc.    8,300                                                 188
      Home Depot, Inc.    21,700                                             732
      J.C. Penney Co., Inc. Holding Co.
      2,500                                                                  100
    o Kohl's Corp.    3,200                                                  146
    o Kroger Co.    7,200                                                    114
      Limitedbrands    4,994                                                 102
      Lowe's Cos., Inc.    7,600                                             370
      The May Department Stores Co.
      2,800                                                                   74
      Nordstrom, Inc.    1,300                                                57
    o Office Depot, Inc.    3,300                                             54
      RadioShack Corp.    1,900                                               53
    o Safeway, Inc.    4,200                                                  89
      Sears, Roebuck & Co.    2,100                                           77
      Staples, Inc.    4,750                                                 137
      Target Corp.    8,800                                                  384
      Tiffany & Co.    1,400                                                  50
      TJX Cos., Inc.    5,200                                                122
    o Toys 'R' Us, Inc.    2,600                                              43
 (10) Wal-Mart Stores, Inc.    41,400                                      2,195
      Walgreen Co.    9,900                                                  360
      Winn-Dixie Stores, Inc.    1,500                                        10
                                                                     -----------
                                                                           6,492

      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    735                                     15
      Nucor Corp.    900                                                      75
      United States Steel Corp.    900                                        34
      Worthington Industries, Inc.    900                                     19
                                                                     -----------
                                                                             143

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE  0.6%
      --------------------------------------------------------------------------
      Alltel Corp.    3,100                                                  161
      AT&T Corp.    7,358                                                    111
    o AT&T Wireless Services, Inc.    26,561                                 384
    o Avaya, Inc.    4,132                                                    61
      BellSouth Corp.    17,800                                              482
      CenturyTel, Inc.    1,350                                               42
    o Citizens Communications Co.    2,576                                    37
    o Nextel Communications, Inc., Class A
      10,600                                                                 241
    o Qwest Communications International,
      Inc.    15,773                                                          61
      SBC Communications, Inc.    32,336                                     820
      Sprint Corp. (FON Group)    13,000                                     243
      Verizon Communications, Inc.    26,758                               1,031
                                                                     -----------
                                                                           3,674

      TOBACCO  0.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    19,800                                           942
      R.J. Reynolds Tobacco Holdings, Inc.
      900                                                                     65
      UST, Inc.    1,600                                                      61
                                                                     -----------
                                                                           1,068

      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    900                                                  35
      Carnival Corp.    6,100                                                284
      Harrah's Entertainment, Inc.    1,200                                   56
      Hilton Hotels Corp.    3,600                                            64
      Marriott International, Inc., Class A
      2,200                                                                  107
      Starwood Hotels & Resorts Worldwide,
      Inc.    1,900                                                           86
                                                                     -----------
                                                                             632

      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,575                                                   95
      Ryder Systems, Inc.    400                                              17
                                                                     -----------
                                                                             112

      UTILITIES: ELECTRIC & GAS  0.5%
      --------------------------------------------------------------------------
    o The AES Corp.    6,000                                                  58
    o Allegheny Energy, Inc.    1,070                                         16
      Ameren Corp.    1,800                                                   80
      American Electric Power Co., Inc.
      3,860                                                                  120
    o Calpine Corp.    2,700                                                  10
      Centerpoint Energy, Inc.    2,949                                       34
      Cinergy Corp.    1,600                                                  61
    o CMS Energy Corp.    1,000                                                9
      Consolidated Edison, Inc.    2,100                                      86
      Constellation Energy Group, Inc.
      1,700                                                                   66
      Dominion Resources, Inc.    3,078                                      195
      DTE Energy Co.    1,400                                                 56
      Duke Energy Corp.    8,852                                             190
    o Dynegy, Inc., Class A    3,100                                          13
      Edison International    3,200                                           86
      El Paso Corp.    5,006                                                  40
      Entergy Corp.    2,400                                                 138
      Exelon Corp.    6,224                                                  217
      FirstEnergy Corp.    3,195                                             125
      FPL Group, Inc.    1,900                                               128
      KeySpan Corp.    1,300                                                  47
      Kinder Morgan, Inc.    1,107                                            66
      Nicor, Inc.    500                                                      17
      NiSource, Inc.    2,646                                                 55
      Peoples Energy Corp.    200                                              8
    o PG&E Corp.    4,000                                                    114
      Pinnacle West Capital Corp.    800                                      32
      PPL Corp.    1,800                                                      83
      Progress Energy, Inc.    2,475                                         104
      Public Service Enterprise Group, Inc.
      2,300                                                                   90
      Sempra Energy    2,103                                                  75
      The Southern Co.    7,200                                              211
      TECO Energy, Inc.    1,300                                              17
      TXU Corp.    2,767                                                     110
      Williams Cos., Inc.    5,000                                            61
      Xcel Energy, Inc.    3,850                                              66
                                                                     -----------
                                                                           2,884

      OTHER INVESTMENT COMPANIES
      78.8% of net assets

 /(2) Schwab International Index Fund,
      Select Shares    8,701,673                                         121,214
 /(1) Schwab S&P 500 Fund, Select Shares
      8,394,269                                                          144,046
 /(3) Schwab Small-Cap Index Fund, Select
      Shares    6,427,665                                                120,454
 /(4) Schwab Total Bond Market Fund
      9,150,204                                                           91,411
                                                                     -----------
                                                                         477,125


      SHORT-TERM INVESTMENTS
      4.8% of net assets

    / Schwab Value Advantage Money Fund,
      Investor Shares    28,400,715                                       28,401

                                                      FACE
      SECURITY                                       AMOUNT
        RATE, MATURITY DATE                       ($ x 1,000)
      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                                851                   851
                                                                     -----------
                                                                          29,252

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $554,724, and the unrealized gains and losses were $78,167 and ($27,427), respectively.

SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 82.3% OTHER
       INVESTMENT
       COMPANIES                                          411,893        433,384
 12.6% COMMON STOCK                                        41,941         66,512
  5.0% SHORT-TERM
       INVESTMENTS                                         26,189         26,189
--------------------------------------------------------------------------------
 99.9% TOTAL
       INVESTMENTS                                        480,023        526,085
  0.1% OTHER ASSETS
       AND LIABILITIES,
       NET                                                                   515
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                  526,600

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK  12.6% of net assets

     AEROSPACE / DEFENSE  0.2%
     ---------------------------------------------------------------------------
     The Boeing Co.    5,484                                                 277
     Crane Co.    200                                                          6
     General Dynamics Corp.    1,300                                         128
     Goodrich Corp.    700                                                    23
     Lockheed Martin Corp.    2,900                                          154
     Northrop Grumman Corp.    2,256                                         119
     Raytheon Co.    2,600                                                    87
     Rockwell Automation, Inc.    1,200                                       45
     Rockwell Collins, Inc.    1,200                                          41
     Textron, Inc.    1,000                                                   61
     United Technologies Corp.    3,300                                      308
                                                                     -----------
                                                                           1,249

     AIR TRANSPORTATION  0.2%
     ---------------------------------------------------------------------------
   o Delta Air Lines, Inc.    900                                              5
     FedEx Corp.    1,960                                                    160
     Sabre Holdings Corp., Class A    922                                     24
     Southwest Airlines Co.    5,137                                          74
     United Parcel Service, Inc., Class B
     7,385                                                                   531
                                                                     -----------
                                                                             794

     ALCOHOLIC BEVERAGES  0.1%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    200                                         14
     Anheuser-Busch Cos., Inc.    5,200                                      270
     Brown-Forman Corp., Class B    804                                       37
                                                                     -----------
                                                                             321

     APPAREL  0.0%
     ---------------------------------------------------------------------------
     Jones Apparel Group, Inc.    800                                         30
     Liz Claiborne, Inc.    800                                               29
     Nike, Inc., Class B    1,700                                            124
     Reebok International Ltd.    300                                         10
     VF Corp.    800                                                          40
                                                                     -----------
                                                                             233

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.2%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.    400                                           9
     Cummins, Inc.    300                                                     21
     Dana Corp.    1,085                                                      21
     Danaher Corp.    2,000                                                  101
     Delphi Corp.    3,884                                                    37
     Eaton Corp.    1,000                                                     65
     Ford Motor Co.    12,185                                                179
     General Motors Corp.    3,650                                           158
     Genuine Parts Co.    1,150                                               43
   o Goodyear Tire & Rubber Co.    1,000                                      11
     Harley-Davidson, Inc.    2,000                                          120
   o Navistar International Corp.    400                                      14
     Visteon Corp.    1,047                                                   11
                                                                     -----------
                                                                             790

     BANKS  1.0%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    2,600                                                64
     Bank of America Corp.    13,143                                       1,117
     The Bank of New York Co., Inc.    4,900                                 141
     BB&T Corp.    3,600                                                     140
     Comerica, Inc.    1,100                                                  64
     Fifth Third Bancorp    3,658                                            181
     First Horizon National Corp.    800                                      35
     Huntington Bancshares, Inc.    1,597                                     39
     J.P. Morgan Chase & Co.    22,713                                       848
     KeyCorp, Inc.    2,600                                                   79
     M&T Bank Corp.    800                                                    75
     Marshall & Ilsley Corp.    1,344                                         52
     Mellon Financial Corp.    2,800                                          77
     National City Corp.    4,100                                            150
     North Fork Bancorp., Inc.    1,100                                       43
     Northern Trust Corp.    1,400                                            56
     PNC Financial Services Group, Inc.
     1,900                                                                    96
     Regions Financial Corp.    3,078                                         91
     SouthTrust Corp.    2,200                                                85
     State Street Corp.    2,200                                              94
     SunTrust Banks, Inc.    1,900                                           125
     Synovus Financial Corp.    1,900                                         48
     U.S. Bancorp    12,554                                                  355
     Wachovia Corp.    8,536                                                 378
     Wells Fargo & Co.    10,835                                             622
     Zions Bancorp.    600                                                    36
                                                                     -----------
                                                                           5,091

     BUSINESS MACHINES & SOFTWARE  1.1%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    1,600                                             68
   o Apple Computer, Inc.    2,200                                            71
     Autodesk, Inc.    800                                                    32
   o BMC Software, Inc.    1,600                                              25
   o Cisco Systems, Inc.    44,500                                           928

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Compuware Corp.    2,400                                                 12
   o Comverse Technology, Inc.    1,000                                       17
   o Dell, Inc.    16,500                                                    585
   o EMC Corp.    15,562                                                     171
   o Gateway, Inc.    2,100                                                    9
     Hewlett-Packard Co.    19,724                                           397
     International Business Machines
     Corp.    10,800                                                         940
   o Lexmark International, Inc., Class A
     800                                                                      71
 (6) Microsoft Corp.    69,800                                             1,987
   o NCR Corp.    600                                                         28
   o Network Appliance, Inc.    2,000                                         39
   o Novell, Inc.    2,200                                                    15
   o Oracle Corp.    34,000                                                  357
     Pitney Bowes, Inc.    1,600                                              68
   o Siebel Systems, Inc.    3,000                                            24
   o Sun Microsystems, Inc.    20,800                                         82
   o Unisys Corp.    2,100                                                    22
   o Xerox Corp.    5,200                                                     72
                                                                     -----------
                                                                           6,020

     BUSINESS SERVICES  0.5%
     ---------------------------------------------------------------------------
   o Affiliated Computer Services, Inc.,
     Class A    465                                                           24
   o Allied Waste Industries, Inc.    2,100                                   19
   o Apollo Group, Inc., Class A    1,100                                     92
     Automatic Data Processing, Inc.    3,900                                164
     Cendant Corp.    6,415                                                  147
     Cintas Corp.    1,102                                                    46
   o Citrix Systems, Inc.    1,200                                            21
     Computer Associates International,
     Inc.    3,825                                                            97
   o Computer Sciences Corp.    1,090                                         52
   o Convergys Corp.    869                                                   12
     Deluxe Corp.    500                                                      22
   o eBay, Inc.    4,208                                                     330
     Electronic Data Systems Corp.    3,100                                   57
     Equifax, Inc.    900                                                     22
     First Data Corp.    5,704                                               254
   o Fiserv, Inc.    1,200                                                    41
     H&R Block, Inc.    1,200                                                 59
     IMS Health, Inc.    1,500                                                36
   o Interpublic Group of Cos., Inc.    2,500                                 32
   o Intuit, Inc.    1,327                                                    50
   o Mercury Interactive Corp.    500                                         18
   o Monster Worldwide, Inc.    666                                           15
     Omnicom Group, Inc.    1,200                                             86
   o Parametric Technology Corp.    1,800                                      8
     Paychex, Inc.    2,475                                                   76
   o PeopleSoft, Inc.    2,400                                                43
     Robert Half International, Inc.    1,200                                 33
   o Sungard Data Systems, Inc.    1,832                                      43
   o Symantec Corp.    1,998                                                  93
     Tyco International Ltd.    12,949                                       401
   o Veritas Software Corp.    2,600                                          50
     Waste Management, Inc.    3,712                                         105
   o Yahoo!, Inc.    8,400                                                   259
                                                                     -----------
                                                                           2,807

     CHEMICALS  0.2%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.    1,500                                  78
     Dow Chemical Co.    6,049                                               241
     E.I. du Pont de Nemours & Co.    6,484                                  278
     Eastman Chemical Co.    600                                              27
     Ecolab, Inc.    2,000                                                    61
     Great Lakes Chemical Corp.    400                                         9
   o Hercules, Inc.    700                                                     8
     Monsanto Co.    1,727                                                    62
     PPG Industries, Inc.    1,200                                            71
     Praxair, Inc.    2,000                                                   79
     Rohm & Haas Co.    1,421                                                 56
     Sigma-Aldrich Corp.    500                                               29
                                                                     -----------
                                                                             999

     CONSTRUCTION  0.1%
     ---------------------------------------------------------------------------
     Centex Corp.    800                                                      34
     Fluor Corp.    500                                                       23
     KB Home    300                                                           19
     Masco Corp.    3,000                                                     91
     Pulte Homes, Inc.    800                                                 44
     The Sherwin-Williams Co.    1,100                                        44
     The Stanley Works    600                                                 26
     Vulcan Materials Co.    700                                              33
                                                                     -----------
                                                                             314

     CONSUMER DURABLES  0.0%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    600                                              42
     Leggett & Platt, Inc.    1,300                                           35
     Maytag Corp.    600                                                      12
     Newell Rubbermaid, Inc.    1,872                                         41
     Whirlpool Corp.    500                                                   31
                                                                     -----------
                                                                             161

     CONTAINERS  0.0%
     ---------------------------------------------------------------------------
     Ball Corp.    400                                                        29
     Bemis Co.    600                                                         16
   o Pactiv Corp.    1,000                                                    24
   o Sealed Air Corp.    621                                                  29
                                                                     -----------
                                                                              98

     ELECTRONICS  0.6%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    5,000                                    12
   o Advanced Micro Devices, Inc.    2,040                                    26
   o Agilent Technologies, Inc.    2,917                                      70
   o Altera Corp.    2,546                                                    53
     American Power Conversion Corp.    1,175                                 18
     Analog Devices, Inc.    2,300                                            91
   o Andrew Corp.    1,025                                                    11
   o Applied Materials, Inc.    10,900                                       185
   o Applied Micro Circuits Corp.    1,928                                     7
   o Broadcom Corp., Class A    2,000                                         71
   o CIENA Corp.    2,100                                                      6
     Intel Corp.    42,100                                                 1,026
     ITT Industries, Inc.    600                                              48
   o Jabil Circuit, Inc.    1,341                                             29
   o JDS Uniphase Corp.    8,464                                              29

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o KLA-Tencor Corp.    1,200                                                49
     Linear Technology Corp.    2,000                                         78
   o LSI Logic Corp.    2,000                                                 10
   o Lucent Technologies, Inc.    26,905                                      82
     Maxim Integrated Products, Inc.    2,100                                101
   o Micron Technology, Inc.    3,600                                         49
     Molex, Inc.    1,250                                                     36
     Motorola, Inc.    14,770                                                235
   o National Semiconductor Corp.    2,200                                    38
   o Novellus Systems, Inc.    900                                            24
   o Nvidia Corp.    900                                                      14
     PerkinElmer, Inc.    600                                                 11
   o PMC - Sierra, Inc.    1,100                                              13
   o Power-One, Inc.    240                                                    2
   o QLogic Corp.    585                                                      14
     Qualcomm, Inc.    5,100                                                 352
   o Sanmina-SCI Corp.    3,400                                               25
     Scientific-Atlanta, Inc.    1,000                                        31
   o Solectron Corp.    5,300                                                 29
     Symbol Technologies, Inc.    1,284                                       17
     Tektronix, Inc.    500                                                   15
   o Tellabs, Inc.    2,700                                                   24
   o Teradyne, Inc.    1,100                                                  19
     Texas Instruments, Inc.    11,300                                       241
   o Thermo Electron Corp.    900                                             23
   o Thomas & Betts Corp.    381                                              10
   o Waters Corp.    900                                                      40
   o Xilinx, Inc.    2,100                                                    62
                                                                     -----------
                                                                           3,326

     ENERGY: RAW MATERIALS  0.2%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    1,510                                        90
     Apache Corp.    2,048                                                    95
     Baker Hughes, Inc.    2,250                                              91
   o BJ Services Co.    1,000                                                 50
     Burlington Resources, Inc.    2,820                                     108
     Devon Energy Corp.    1,500                                             104
     EOG Resources, Inc.    759                                               48
     Halliburton Co.    2,974                                                 94
   o Noble Corp.    900                                                       35
     Occidental Petroleum Corp.    2,400                                     118
   o Rowan Cos., Inc.    600                                                  15
     Schlumberger Ltd.    3,900                                              251
     Valero Energy Corp.    800                                               60
                                                                     -----------
                                                                           1,159

     FOOD & AGRICULTURE  0.5%
     ---------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    4,446                                      69
     Campbell Soup Co.    2,800                                               72
     The Coca-Cola Co.    15,800                                             693
     Coca-Cola Enterprises, Inc.    2,700                                     55
     ConAgra Foods, Inc.    3,300                                             86
     General Mills, Inc.    2,392                                            107
     H.J. Heinz Co.    2,300                                                  85
     Hershey Foods Corp.    1,600                                             77
     Kellogg Co.    2,700                                                    112
     McCormick & Co., Inc.    900                                             32
     The Pepsi Bottling Group, Inc.    1,826                                  51
     PepsiCo, Inc.    11,070                                                 553
     Sara Lee Corp.    5,100                                                 112
     Supervalu, Inc.    900                                                   26
     Sysco Corp.    4,400                                                    152
     Wm. Wrigley Jr. Co.    1,600                                             97
                                                                     -----------
                                                                           2,379

     GOLD  0.0%
     ---------------------------------------------------------------------------
     Newmont Mining Corp.    2,754                                           111

     HEALTHCARE / DRUGS & MEDICINE  1.6%
     ---------------------------------------------------------------------------
     Abbott Laboratories    10,200                                           401
     Allergan, Inc.    900                                                    68
     AmerisourceBergen Corp.    700                                           38
   o Amgen, Inc.    8,340                                                    474
   o Anthem, Inc.    926                                                      76
     Applied Biosystems Group - Applera
     Corp.    1,400                                                           29
     Bausch & Lomb, Inc.    400                                               25
     Baxter International, Inc.    3,800                                     114
     Becton Dickinson & Co.    1,800                                          85
   o Biogen Idec, Inc.    2,150                                              129
     Biomet, Inc.    1,575                                                    69
   o Boston Scientific Corp.    5,248                                        201
     Bristol-Myers Squibb Co.    12,800                                      293
     C.R. Bard, Inc.    600                                                   33
     Cardinal Health, Inc.    2,775                                          124
   o Caremark Rx, Inc.    2,408                                               73
   o Chiron Corp.    1,200                                                    55
     Eli Lilly & Co.    7,400                                                472
   o Express Scripts, Inc.    500                                             33
   o Forest Laboratories, Inc.    2,400                                      121
   o Genzyme Corp.    1,400                                                   72
   o Gilead Sciences    1,200                                                 78
     Guidant Corp.    2,000                                                  111
     HCA, Inc.    3,400                                                      131
     Health Management Associates, Inc.,
     Class A    1,600                                                         32
   o Hospira, Inc.    1,020                                                   26
   o Humana, Inc.    800                                                      15
     Johnson & Johnson    19,272                                           1,065
   o King Pharmaceuticals, Inc.    1,388                                      16
     Manor Care, Inc.    500                                                  16
     McKesson Corp.    1,773                                                  57
   o Medco Health Solutions, Inc.    1,784                                    54
   o Medimmune, Inc.    1,400                                                 32
     Medtronic, Inc.    7,800                                                387
     Merck & Co., Inc.    14,500                                             658
     Mylan Laboratories, Inc.    1,700                                        25
 (8) Pfizer, Inc.    49,386                                                1,578
     Quest Diagnostics    735                                                 60
     Schering-Plough Corp.    9,500                                          185
   o St. Jude Medical, Inc.    1,060                                          72
     Stryker Corp.    2,546                                                  121
   o Tenet Healthcare Corp.    3,150                                          35
     UnitedHealth Group, Inc.    4,200                                       264
   o Watson Pharmaceuticals, Inc.    600                                      15
   o WellPoint Health Networks, Inc.    1,000                                101
     Wyeth    8,800                                                          312
   o Zimmer Holdings, Inc.    1,500                                          115
                                                                     -----------
                                                                           8,546

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     HOUSEHOLD PRODUCTS  0.3%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    600                                       28
     Avon Products, Inc.    3,000                                            129
     Clorox Co.    1,300                                                      65
     Colgate-Palmolive Co.    3,600                                          192
     The Gillette Co.    6,700                                               261
     International Flavors & Fragrances,
     Inc.    800                                                              29
     Procter & Gamble Co.    16,800                                          876
                                                                     -----------
                                                                           1,580

     INSURANCE  0.6%
     ---------------------------------------------------------------------------
     ACE Ltd.    1,700                                                        69
     Aetna, Inc.    1,034                                                     89
     AFLAC, Inc.    3,300                                                    131
     The Allstate Corp.    4,700                                             221
     AMBAC Financial Group, Inc.    684                                       49
     American International Group, Inc.
     16,942                                                                1,197
     AON Corp.    2,025                                                       53
     Chubb Corp.    1,200                                                     82
     CIGNA Corp.    1,000                                                     62
     Cincinnati Financial Corp.    1,260                                      50
     Hartford Financial Services Group,
     Inc.    1,800                                                           117
     Jefferson-Pilot Corp.    1,050                                           51
     Lincoln National Corp.    1,300                                          57
     Loews Corp.    1,200                                                     68
     Marsh & McLennan Cos., Inc.    3,600                                    160
     MBIA, Inc.    1,050                                                      57
     Metlife, Inc.    4,986                                                  178
     MGIC Investment Corp.    700                                             50
   o Principal Financial Group, Inc.    2,329                                 79
     The Progressive Corp.    1,500                                          115
     Prudential Financial, Inc.    3,500                                     163
     Safeco Corp.    800                                                      38
     The St. Paul Travelers Cos., Inc.
     4,241                                                                   157
     Torchmark Corp.    800                                                   42
     UnumProvident Corp.    1,657                                             26
     XL Capital Ltd., Class A    800                                          56
                                                                     -----------
                                                                           3,417

     MEDIA  0.4%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc.
     4,080                                                                   146
   o Comcast Corp., Class A    14,661                                        402
     Dow Jones & Co., Inc.    600                                             25
     Gannett Co., Inc.    1,700                                              141
     Knight-Ridder, Inc.    600                                               40
     The McGraw-Hill Cos., Inc.    1,200                                      90
     Meredith Corp.    300                                                    16
     New York Times Co., Class A    1,100                                     46
     R.R. Donnelley & Sons Co.    1,400                                       44
   o Time Warner, Inc.    29,650                                             494
     Tribune Co.    2,100                                                     89
   o Univision Communications, Inc., Class
     A    2,048                                                               59
     Viacom, Inc., Class B    11,418                                         384
     The Walt Disney Co.    13,217                                           305
                                                                     -----------
                                                                           2,281

     MISCELLANEOUS  0.1%
     ---------------------------------------------------------------------------
     3M Co.    5,000                                                         412

     MISCELLANEOUS FINANCE  1.0%
     ---------------------------------------------------------------------------
     American Express Co.    8,300                                           417
     The Bear Stearns Cos., Inc.    602                                       50
     Capital One Financial Corp.    1,500                                    104
   / The Charles Schwab Corp.    8,783                                        77
     Charter One Financial, Inc.    1,620                                     72
 (9) Citigroup, Inc.    33,476                                             1,476
     Countrywide Financial Corp.    1,749                                    126
   o E*TRADE Group, Inc.    2,400                                             27
     Fannie Mae    6,300                                                     447
     Federated Investors, Inc., Class B
     700                                                                      20
     Franklin Resources, Inc.    1,700                                        82
     Freddie Mac    4,500                                                    289
     Golden West Financial Corp.    1,000                                    107
     Goldman Sachs Group, Inc.    3,079                                      272
     Janus Capital Group, Inc.    1,400                                       19
     Lehman Brothers Holdings, Inc.    1,800                                 126
     MBNA Corp.    8,268                                                     204
     Merrill Lynch & Co., Inc.    6,300                                      313
     Moody's Corp.    1,000                                                   68
     Morgan Stanley    7,010                                                 346
   o Providian Financial Corp.    1,900                                       26
     SLM Corp.    3,000                                                      114
     Sovereign Bancorp    1,800                                               39
     T. Rowe Price Group, Inc.    800                                         37
     Washington Mutual, Inc.    5,874                                        228
                                                                     -----------
                                                                           5,086

     NON-DURABLES & ENTERTAINMENT  0.1%
     ---------------------------------------------------------------------------
     Darden Restaurants, Inc.    1,350                                        29
   o Electronic Arts, Inc.    1,792                                           90
     Fortune Brands, Inc.    1,000                                            72
     Hasbro, Inc.    1,275                                                    23
     International Game Technology    2,100                                   68
     Mattel, Inc.    2,825                                                    49
     McDonald's Corp.    8,100                                               223
   o Starbucks Corp.    2,440                                                114
     Wendy's International, Inc.    800                                       29
     Yum! Brands, Inc.    2,060                                               79
                                                                     -----------
                                                                             776

     NON-FERROUS METALS  0.1%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    5,648                                                    181
     Engelhard Corp.    800                                                   24
     Freeport-McMoran Copper & Gold, Inc.,
     Class B    1,100                                                         38
   o Phelps Dodge Corp.    540                                                42
                                                                     -----------
                                                                             285

     OIL: DOMESTIC  0.1%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    600                                                50
     Ashland, Inc.    500                                                     26

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     ConocoPhillips    4,324                                                 341
     Kerr-McGee Corp.    771                                                  40
     Marathon Oil Corp.    2,100                                              79
   o Nabors Industries Ltd.    1,000                                          47
     Sunoco, Inc.    600                                                      41
   o Transocean, Inc.    2,016                                                57
     Unocal Corp.    1,600                                                    62
                                                                     -----------
                                                                             743

     OIL: INTERNATIONAL  0.5%
     ---------------------------------------------------------------------------
     ChevronTexaco Corp.    6,895                                            660
 (7) Exxon Mobil Corp.    42,420                                           1,964
                                                                     -----------
                                                                           2,624

     OPTICAL & PHOTO  0.0%
     ---------------------------------------------------------------------------
   o Corning, Inc.    8,300                                                  103
     Eastman Kodak Co.    2,000                                               53
                                                                     -----------
                                                                             156

     PAPER & FOREST PRODUCTS  0.1%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    600                                               19
     Georgia-Pacific Corp.    1,496                                           50
     International Paper Co.    3,166                                        137
     Kimberly-Clark Corp.    3,380                                           217
     Louisiana-Pacific Corp.    700                                           17
     MeadWestvaco Corp.    1,279                                              38
     Temple-Inland, Inc.    400                                               27
     Weyerhaeuser Co.    1,400                                                87
                                                                     -----------
                                                                             592

     PRODUCER GOODS & MANUFACTURING  0.7%
     ---------------------------------------------------------------------------
   o American Standard Cos., Inc.    1,500                                    57
     Avery Dennison Corp.    700                                              42
     Caterpillar, Inc.    2,300                                              169
     Cooper Industries Ltd., Class A    600                                   34
     Deere & Co.    1,500                                                     94
     Dover Corp.    1,400                                                     56
     Emerson Electric Co.    2,800                                           170
 (5) General Electric Co.    68,100                                        2,264
     Honeywell International, Inc.    5,700                                  214
     Illinois Tool Works, Inc.    2,000                                      181
     Ingersoll-Rand Co., Class A    1,100                                     76
     Johnson Controls, Inc.    1,200                                          68
   o Millipore Corp.    200                                                   11
     Pall Corp.    800                                                        18
     Parker Hannifin Corp.    700                                             40
     Snap-On, Inc.    350                                                     11
     W.W. Grainger, Inc.    600                                               32
                                                                     -----------
                                                                           3,537

     RAILROAD & SHIPPING  0.1%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.
     2,500                                                                    88
     CSX Corp.    1,500                                                       47
     Norfolk Southern Corp.    2,500                                          67
     Union Pacific Corp.    1,700                                             96
                                                                     -----------
                                                                             298

     REAL PROPERTY  0.1%
     ---------------------------------------------------------------------------
     Apartment Investment & Management Co.,
     Class A    600                                                           19
     Equity Office Properties Trust    2,600                                  67
     Equity Residential    1,700                                              50
     Plum Creek Timber Co., Inc.    1,200                                     38
     ProLogis    1,200                                                        41
     Simon Property Group, Inc.    1,100                                      57
                                                                     -----------
                                                                             272

     RETAIL  0.8%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    2,671                                               65
   o Autonation, Inc.    2,000                                                32
   o AutoZone, Inc.    500                                                    39
   o Bed, Bath & Beyond, Inc.    1,800                                        64
     Best Buy Co., Inc.    2,100                                             101
   o Big Lots, Inc.    700                                                     9
     Circuit City Stores, Inc.    1,400                                       20
     Costco Wholesale Corp.    3,000                                         122
     CVS Corp.    2,600                                                      109
     Dillards, Inc., Class A    700                                           16
     Dollar General Corp.    2,202                                            42
     Family Dollar Stores, Inc.    1,100                                      31
     Federated Department Stores, Inc.
     1,100                                                                    53
     The Gap, Inc.    5,662                                                  128
     Home Depot, Inc.    14,600                                              492
     J.C. Penney Co., Inc. Holding Co.
     1,700                                                                    68
   o Kohl's Corp.    2,200                                                   101
   o Kroger Co.    5,300                                                      84
     Limitedbrands    3,388                                                   69
     Lowe's Cos., Inc.    5,000                                              244
     The May Department Stores Co.    2,100                                   56
     Nordstrom, Inc.    900                                                   39
   o Office Depot, Inc.    2,500                                              41
     RadioShack Corp.    1,300                                                36
   o Safeway, Inc.    2,800                                                   59
     Sears, Roebuck & Co.    1,600                                            59
     Staples, Inc.    3,050                                                   88
     Target Corp.    5,800                                                   253
     Tiffany & Co.    950                                                     34
     TJX Cos., Inc.    3,600                                                  84
   o Toys 'R' Us, Inc.    1,200                                               20
(10) Wal-Mart Stores, Inc.    27,700                                       1,468
     Walgreen Co.    6,600                                                   240
     Winn-Dixie Stores, Inc.    1,200                                          8
                                                                     -----------
                                                                           4,374

     STEEL  0.0%
     ---------------------------------------------------------------------------
     Allegheny Technologies, Inc.    492                                      10
     Nucor Corp.    600                                                       50
     United States Steel Corp.    700                                         27
     Worthington Industries, Inc.    300                                       6
                                                                     -----------
                                                                              93

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     TELEPHONE  0.5%
     ---------------------------------------------------------------------------
     Alltel Corp.    2,100                                                   109
     AT&T Corp.    4,941                                                      75
   o AT&T Wireless Services, Inc.    17,825                                  257
   o Avaya, Inc.    2,775                                                     41
     BellSouth Corp.    11,900                                               322
     CenturyTel, Inc.    900                                                  28
   o Citizens Communications Co.    1,732                                     25
   o Nextel Communications, Inc., Class A
     7,200                                                                   164
   o Qwest Communications International,
     Inc.    10,622                                                           41
     SBC Communications, Inc.    21,788                                      552
     Sprint Corp. (FON Group)    8,750                                       164
     Verizon Communications, Inc.    17,836                                  687
                                                                     -----------
                                                                           2,465

     TOBACCO  0.1%
     ---------------------------------------------------------------------------
     Altria Group, Inc.    13,200                                            628
     R.J. Reynolds Tobacco Holdings, Inc.
     600                                                                      43
     UST, Inc.    1,100                                                       42
                                                                     -----------
                                                                             713

     TRAVEL & RECREATION  0.1%
     ---------------------------------------------------------------------------
     Brunswick Corp.    600                                                   23
     Carnival Corp.    4,100                                                 191
     Harrah's Entertainment, Inc.    700                                      33
     Hilton Hotels Corp.    2,500                                             45
     Marriott International, Inc., Class
     A    1,500                                                               73
     Starwood Hotels & Resorts Worldwide,
     Inc.    1,200                                                            54
                                                                     -----------
                                                                             419

     TRUCKING & FREIGHT  0.0%
     ---------------------------------------------------------------------------
     Paccar, Inc.    1,050                                                    63
     Ryder Systems, Inc.    400                                               17
                                                                     -----------
                                                                              80

     UTILITIES: ELECTRIC & GAS  0.4%
     ---------------------------------------------------------------------------
   o The AES Corp.    3,200                                                   31
   o Allegheny Energy, Inc.    720                                            11
     Ameren Corp.    1,200                                                    54
     American Electric Power Co., Inc.
     2,580                                                                    80
   o Calpine Corp.    1,800                                                    7
     Centerpoint Energy, Inc.    1,924                                        22
     Cinergy Corp.    1,000                                                   38
   o CMS Energy Corp.    700                                                   6
     Consolidated Edison, Inc.    1,500                                       61
     Constellation Energy Group, Inc.
     1,000                                                                    39
     Dominion Resources, Inc.    2,167                                       138
     DTE Energy Co.    1,000                                                  40
     Duke Energy Corp.    5,952                                              128
   o Dynegy, Inc., Class A    2,100                                            9
     Edison International    2,200                                            59
     El Paso Corp.    3,222                                                   25
     Entergy Corp.    1,500                                                   86
     Exelon Corp.    4,324                                                   151
     FirstEnergy Corp.    2,030                                               79
     FPL Group, Inc.    1,300                                                 88
     KeySpan Corp.    900                                                     32
     Kinder Morgan, Inc.    745                                               45
     Nicor, Inc.    300                                                       10
     NiSource, Inc.    1,651                                                  34
     Peoples Energy Corp.    200                                               8
   o PG&E Corp.    2,700                                                      77
     Pinnacle West Capital Corp.    600                                       24
     PPL Corp.    1,000                                                       46
     Progress Energy, Inc.    1,593                                           67
     Public Service Enterprise Group,
     Inc.    1,500                                                            59
     Sempra Energy    1,360                                                   49
     The Southern Co.    4,500                                               132
     TECO Energy, Inc.    900                                                 12
     TXU Corp.    2,122                                                       84
     Williams Cos., Inc.    3,000                                             36
     Xcel Energy, Inc.    2,585                                               44
                                                                     -----------
                                                                           1,911

     OTHER INVESTMENT COMPANIES
     82.3% of net assets

/(4) Schwab International Index Fund, Select
     Shares    5,650,057                                                  78,705
/(2) Schwab S&P 500 Fund, Select Shares
     5,311,913                                                            91,152
/(3) Schwab Small-Cap Index Fund, Select
     Shares    4,201,636                                                  78,739
/(1) Schwab Total Bond Market Fund
     18,497,245                                                          184,788
                                                                     -----------
                                                                         433,384

     SHORT-TERM INVESTMENTS
     5.0% of net assets

   / Schwab Value Advantage Money Fund,
     Investor Shares     25,061,932                                       25,062

                                                        FACE
     SECURITY                                          AMOUNT
       RATE, MATURITY DATE                           ($ x 1,000)
     HSBC Bank, USA Grand
     Cayman Time Deposit
       0.79%, 08/02/04                                     1,127           1,127
                                                                     -----------
                                                                          26,189

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $487,796, and the unrealized gains and losses were $53,965 and ($15,676), respectively.

SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten Holding

 o   Non-income producing security

 /   Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
   89.7% OTHER INVESTMENT
         COMPANIES                                        241,617       256,376
    5.4% COMMON STOCK                                      11,920        15,603
    4.9% SHORT-TERM
         INVESTMENTS                                       13,975        13,975
--------------------------------------------------------------------------------
  100.0% TOTAL INVESTMENTS                                267,512       285,954
    0.0% OTHER ASSETS AND
         LIABILITIES, NET                                                   (23)
--------------------------------------------------------------------------------
  100.0% TOTAL NET ASSETS                                               285,931

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  5.4% of net assets

      AEROSPACE / DEFENSE  0.1%
      --------------------------------------------------------------------------
      The Boeing Co.    1,246                                                 62
      Crane Co.    150                                                         4
      General Dynamics Corp.    300                                           30
      Goodrich Corp.    200                                                    7
      Lockheed Martin Corp.    700                                            37
      Northrop Grumman Corp.    514                                           27
      Raytheon Co.    600                                                     20
      Rockwell Automation, Inc.    300                                        11
      Rockwell Collins, Inc.    300                                           10
      Textron, Inc.    200                                                    12
      United Technologies Corp.    800                                        75
                                                                     -----------
                                                                             295
      AIR TRANSPORTATION  0.1%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    200                                             1
      FedEx Corp.    460                                                      38
      Sabre Holdings Corp., Class A    244                                     6
      Southwest Airlines Co.    1,218                                         18
      United Parcel Service, Inc., Class B
      1,712                                                                  123
                                                                     -----------
                                                                             186
      ALCOHOLIC BEVERAGES  0.0%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    50                                          4
      Anheuser-Busch Cos., Inc.    1,200                                      62
      Brown-Forman Corp., Class B    150                                       7
                                                                     -----------
                                                                              73
      APPAREL  0.0%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    200                                         8
      Liz Claiborne, Inc.    200                                               7
      Nike, Inc., Class B    400                                              29
      Reebok International Ltd.    100                                         3
      VF Corp.    200                                                         10
                                                                     -----------
                                                                              57
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Cummins, Inc.    100                                                     7
      Dana Corp.    292                                                        6
      Danaher Corp.    500                                                    25
      Delphi Corp.    868                                                      8
      Eaton Corp.    200                                                      13
      Ford Motor Co.    2,921                                                 43
      General Motors Corp.    825                                             36
      Genuine Parts Co.    250                                                 9
    o Goodyear Tire & Rubber Co.    300                                        3
      Harley-Davidson, Inc.    500                                            30
    o Navistar International Corp.    100                                      4
      Visteon Corp.    248                                                     3
                                                                     -----------
                                                                             189
      BANKS  0.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    600                                                 15
      Bank of America Corp.    3,081                                         262
      The Bank of New York Co., Inc.    1,200                                 34
      BB&T Corp.    850                                                       33
      Comerica, Inc.    300                                                   18
      Fifth Third Bancorp    867                                              43
      First Horizon National Corp.    200                                      9
      Huntington Bancshares, Inc.    423                                      10
      J.P. Morgan Chase & Co.    5,352                                       200
      KeyCorp, Inc.    700                                                    21
      M&T Bank Corp.    199                                                   19
      Marshall & Ilsley Corp.    322                                          12
      Mellon Financial Corp.    700                                           19
      National City Corp.    950                                              35
      North Fork Bancorp., Inc.    200                                         8
      Northern Trust Corp.    300                                             12
      PNC Financial Services Group, Inc.
      400                                                                     20
      Regions Financial Corp.    670                                          20
      SouthTrust Corp.    500                                                 19
      State Street Corp.    500                                               21
      SunTrust Banks, Inc.    400                                             26
      Synovus Financial Corp.    400                                          10
      U.S. Bancorp    2,922                                                   83
      Wachovia Corp.    2,000                                                 89
      Wells Fargo & Co.    2,560                                             147
      Zions Bancorp.    100                                                    6
                                                                     -----------
                                                                           1,191
      BUSINESS MACHINES & SOFTWARE  0.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    400                                              17
    o Apple Computer, Inc.    600                                             19
      Autodesk, Inc.    200                                                    8
    o BMC Software, Inc.    400                                                6
    o Cisco Systems, Inc.    10,450                                          218

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Compuware Corp.    600                                                   3
    o Comverse Technology, Inc.    300                                         5
    o Dell, Inc.    3,850                                                    137
    o EMC Corp.    3,650                                                      40
    o Gateway, Inc.    500                                                     2
      Hewlett-Packard Co.    4,703                                            95
      International Business Machines
      Corp.    2,600                                                         226
    o Lexmark International, Inc., Class A
      200                                                                     18
  (6) Microsoft Corp.    16,400                                              467
    o NCR Corp.    200                                                         9
    o Network Appliance, Inc.    500                                          10
    o Novell, Inc.    500                                                      3
    o Oracle Corp.    7,900                                                   83
      Pitney Bowes, Inc.    400                                               17
    o Siebel Systems, Inc.    600                                              5
    o Sun Microsystems, Inc.    5,000                                         20
    o Unisys Corp.    500                                                      5
    o Xerox Corp.    1,200                                                    17
                                                                   -------------
                                                                           1,430
      BUSINESS SERVICES  0.2%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    103                                                           5
    o Allied Waste Industries, Inc.    500                                     5
    o Apollo Group, Inc., Class A    250                                      21
      Automatic Data Processing, Inc.    900                                  38
      Cendant Corp.    1,459                                                  33
      Cintas Corp.    260                                                     11
    o Citrix Systems, Inc.    300                                              5
      Computer Associates International,
      Inc.    850                                                             21
    o Computer Sciences Corp.    258                                          12
    o Convergys Corp.    174                                                   2
      Deluxe Corp.    100                                                      4
    o eBay, Inc.    1,004                                                     79
      Electronic Data Systems Corp.    700                                    13
      Equifax, Inc.    200                                                     5
      First Data Corp.    1,392                                               62
    o Fiserv, Inc.    300                                                     10
      H&R Block, Inc.    300                                                  15
      IMS Health, Inc.    350                                                  9
    o Interpublic Group of Cos., Inc.    600                                   8
    o Intuit, Inc.    313                                                     12
    o Mercury Interactive Corp.    100                                         4
    o Monster Worldwide, Inc.    191                                           4
      Omnicom Group, Inc.    300                                              22
    o Parametric Technology Corp.    500                                       2
      Paychex, Inc.    525                                                    16
    o PeopleSoft, Inc.    600                                                 11
      Robert Half International, Inc.    300                                   8
    o Sungard Data Systems, Inc.    433                                       10
    o Symantec Corp.    502                                                   24
      Tyco International Ltd.    3,013                                        93
    o Veritas Software Corp.    600                                           11
      Waste Management, Inc.    907                                           26
    o Yahoo!, Inc.    2,000                                                   62
                                                                   -------------
                                                                             663

      CHEMICALS  0.1%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    300                                   16
      Dow Chemical Co.    1,372                                               55
      E.I. du Pont de Nemours & Co.    1,525                                  65
      Eastman Chemical Co.    100                                              4
      Ecolab, Inc.    400                                                     12
      Great Lakes Chemical Corp.    100                                        2
    o Hercules, Inc.    200                                                    2
      Monsanto Co.    332                                                     12
      PPG Industries, Inc.    250                                             15
      Praxair, Inc.    500                                                    20
      Rohm & Haas Co.    373                                                  15
      Sigma-Aldrich Corp.    100                                               6
                                                                   -------------
                                                                             224

      CONSTRUCTION  0.0%
      --------------------------------------------------------------------------
      Centex Corp.    200                                                      8
      Fluor Corp.    100                                                       5
      KB Home    100                                                           6
      Masco Corp.    700                                                      21
      Pulte Homes, Inc.    200                                                11
      The Sherwin-Williams Co.    200                                          8
      The Stanley Works    100                                                 4
      Vulcan Materials Co.    200                                             10
                                                                   -------------
                                                                              73

      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              7
      Leggett & Platt, Inc.    300                                             8
      Maytag Corp.    100                                                      2
      Newell Rubbermaid, Inc.    436                                          10
      Whirlpool Corp.    100                                                   6
                                                                   -------------
                                                                              33

      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    100                                                        7
      Bemis Co.    200                                                         6
    o Pactiv Corp.    300                                                      7
    o Sealed Air Corp.    153                                                  7
                                                                   -------------
                                                                              27

      ELECTRONICS  0.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    1,000                                    2
    o Advanced Micro Devices, Inc.    560                                      7
    o Agilent Technologies, Inc.    710                                       17
    o Altera Corp.    510                                                     11
      American Power Conversion Corp.    225                                   3
      Analog Devices, Inc.    600                                             24
    o Andrew Corp.    100                                                      1
    o Applied Materials, Inc.    2,600                                        44
    o Applied Micro Circuits Corp.    455                                      2
    o Broadcom Corp., Class A    492                                          17
    o CIENA Corp.    500                                                       1
      Intel Corp.    9,800                                                   239
      ITT Industries, Inc.    150                                             12
    o Jabil Circuit, Inc.    322                                               7
    o JDS Uniphase Corp.    2,010                                              7

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o KLA-Tencor Corp.    300                                                 12
      Linear Technology Corp.    500                                          20
    o LSI Logic Corp.    500                                                   3
    o Lucent Technologies, Inc.    7,019                                      21
      Maxim Integrated Products, Inc.    500                                  24
    o Micron Technology, Inc.    900                                          12
      Molex, Inc.    250                                                       7
      Motorola, Inc.    3,666                                                 58
    o National Semiconductor Corp.    600                                     10
    o Novellus Systems, Inc.    250                                            7
    o Nvidia Corp.    200                                                      3
      PerkinElmer, Inc.    200                                                 4
    o PMC - Sierra, Inc.    300                                                4
    o Power-One, Inc.    57                                                   --
    o QLogic Corp.    138                                                      3
      Qualcomm, Inc.    1,200                                                 83
    o Sanmina-SCI Corp.    800                                                 6
      Scientific-Atlanta, Inc.    200                                          6
    o Solectron Corp.    1,000                                                 6
      Symbol Technologies, Inc.    303                                         4
      Tektronix, Inc.    200                                                   6
    o Tellabs, Inc.    600                                                     5
    o Teradyne, Inc.    300                                                    5
      Texas Instruments, Inc.    2,700                                        58
    o Thermo Electron Corp.    200                                             5
    o Thomas & Betts Corp.    100                                              3
    o Waters Corp.    200                                                      9
    o Xilinx, Inc.    500                                                     15
                                                                   -------------
                                                                             793

      ENERGY: RAW MATERIALS  0.1%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    367                                         22
      Apache Corp.    462                                                     21
      Baker Hughes, Inc.    470                                               19
    o BJ Services Co.    200                                                  10
      Burlington Resources, Inc.    600                                       23
      Devon Energy Corp.    350                                               24
      EOG Resources, Inc.    180                                              11
      Halliburton Co.    714                                                  23
    o Noble Corp.    200                                                       8
      Occidental Petroleum Corp.    600                                       30
    o Rowan Cos., Inc.    100                                                  2
      Schlumberger Ltd.    900                                                58
      Valero Energy Corp.    200                                              15
                                                                   -------------
                                                                             266

      FOOD & AGRICULTURE  0.2%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    1,014                                     16
      Campbell Soup Co.    700                                                18
      The Coca-Cola Co.    3,700                                             162
      Coca-Cola Enterprises, Inc.    700                                      14
      ConAgra Foods, Inc.    800                                              21
      General Mills, Inc.    582                                              26
      H.J. Heinz Co.    600                                                   22
      Hershey Foods Corp.    400                                              19
      Kellogg Co.    600                                                      25
      McCormick & Co., Inc.    200                                             7
      The Pepsi Bottling Group, Inc.    350                                   10
      PepsiCo, Inc.    2,560                                                 128
      Sara Lee Corp.    1,200                                                 26
      Supervalu, Inc.    200                                                   6
      Sysco Corp.    1,000                                                    35
      Wm. Wrigley Jr. Co.    300                                              18
                                                                   -------------
                                                                             553

      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    643                                             26

      HEALTHCARE / DRUGS & MEDICINE  0.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    2,400                                            94
      Allergan, Inc.    200                                                   15
      AmerisourceBergen Corp.    200                                          11
    o Amgen, Inc.    1,952                                                   111
    o Anthem, Inc.    200                                                     16
      Applied Biosystems Group - Applera
      Corp.    300                                                             6
      Bausch & Lomb, Inc.    100                                               6
      Baxter International, Inc.    900                                       27
      Becton Dickinson & Co.    400                                           19
    o Biogen Idec, Inc.    480                                                29
      Biomet, Inc.    450                                                     20
    o Boston Scientific Corp.    1,268                                        48
      Bristol-Myers Squibb Co.    3,000                                       69
      C.R. Bard, Inc.    200                                                  11
      Cardinal Health, Inc.    650                                            29
    o Caremark Rx, Inc.    581                                                18
    o Chiron Corp.    300                                                     14
      Eli Lilly & Co.    1,725                                               110
    o Express Scripts, Inc.    100                                             7
    o Forest Laboratories, Inc.    550                                        28
    o Genzyme Corp.    325                                                    17
    o Gilead Sciences    200                                                  13
      Guidant Corp.    500                                                    28
      HCA, Inc.    800                                                        31
      Health Management Associates, Inc.,
      Class A    400                                                           8
    o Hospira, Inc.    240                                                     6
    o Humana, Inc.    200                                                      4
      Johnson & Johnson    4,492                                             248
    o King Pharmaceuticals, Inc.    366                                        4
      Manor Care, Inc.    100                                                  3
      McKesson Corp.    422                                                   14
    o Medco Health Solutions, Inc.    422                                     13
    o Medimmune, Inc.    400                                                   9
      Medtronic, Inc.    1,800                                                89
      Merck & Co., Inc.    3,400                                             154
      Mylan Laboratories, Inc.    400                                          6
  (8) Pfizer, Inc.    11,557                                                 369
      Quest Diagnostics    139                                                11
      Schering-Plough Corp.    2,300                                          45
    o St. Jude Medical, Inc.    250                                           17
      Stryker Corp.    602                                                    29
    o Tenet Healthcare Corp.    750                                            8
      UnitedHealth Group, Inc.    1,000                                       63
    o Watson Pharmaceuticals, Inc.    200                                      5
    o WellPoint Health Networks, Inc.    250                                  25
      Wyeth    2,000                                                          71
    o Zimmer Holdings, Inc.    350                                            27
                                                                   -------------
                                                                           2,005

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HOUSEHOLD PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    150                                       7
      Avon Products, Inc.    700                                              30
      Clorox Co.    300                                                       15
      Colgate-Palmolive Co.    800                                            43
      The Gillette Co.    1,500                                               59
      International Flavors & Fragrances,
      Inc.    200                                                              7
      Procter & Gamble Co.    3,900                                          203
                                                                   -------------
                                                                             364

      INSURANCE  0.3%
      --------------------------------------------------------------------------
      ACE Ltd.    400                                                         16
      Aetna, Inc.    222                                                      19
      AFLAC, Inc.    800                                                      32
      The Allstate Corp.    1,100                                             52
      AMBAC Financial Group, Inc.    162                                      12
      American International Group, Inc.
      3,979                                                                  281
      AON Corp.    475                                                        13
      Chubb Corp.    300                                                      21
      CIGNA Corp.    200                                                      12
      Cincinnati Financial Corp.    315                                       13
      Hartford Financial Services Group,
      Inc.    425                                                             28
      Jefferson-Pilot Corp.    225                                            11
      Lincoln National Corp.    300                                           13
      Loews Corp.    300                                                      17
      Marsh & McLennan Cos., Inc.    800                                      35
      MBIA, Inc.    200                                                       11
      Metlife, Inc.    1,178                                                  42
      MGIC Investment Corp.    150                                            11
    o Principal Financial Group, Inc.    550                                  19
      The Progressive Corp.    350                                            27
      Prudential Financial, Inc.    800                                       37
      Safeco Corp.    200                                                      9
      The St. Paul Travelers Cos., Inc.
      1,006                                                                   37
      Torchmark Corp.    200                                                  10
      UnumProvident Corp.    346                                               5
      XL Capital Ltd., Class A    200                                         14
                                                                   -------------
                                                                             797

      MEDIA  0.2%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      967                                                                     35
    o Comcast Corp., Class A    3,463                                         95
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    400                                                33
      Knight-Ridder, Inc.    100                                               7
      The McGraw-Hill Cos., Inc.    300                                       23
      Meredith Corp.    100                                                    5
      New York Times Co., Class A    200                                       8
      R.R. Donnelley & Sons Co.    300                                        10
    o Time Warner, Inc.    6,850                                             114
      Tribune Co.    500                                                      21
    o Univision Communications, Inc., Class
      A    519                                                                15
      Viacom, Inc., Class B    2,660                                          89
      The Walt Disney Co.    3,077                                            71
                                                                   -------------
                                                                             530

      MISCELLANEOUS  0.0%
      --------------------------------------------------------------------------
      3M Co.    1,200                                                         99

      MISCELLANEOUS FINANCE  0.4%
      --------------------------------------------------------------------------
      American Express Co.    2,000                                          100
      The Bear Stearns Cos., Inc.    145                                      12
      Capital One Financial Corp.    350                                      24
    / The Charles Schwab Corp.    2,125                                       19
      Charter One Financial, Inc.    346                                      15
 (10) Citigroup, Inc.    7,782                                               343
      Countrywide Financial Corp.    399                                      29
    o E*TRADE Group, Inc.    600                                               7
      Fannie Mae    1,475                                                    105
      Federated Investors, Inc., Class B
      200                                                                      6
      Franklin Resources, Inc.    400                                         19
      Freddie Mac    1,000                                                    64
      Golden West Financial Corp.    250                                      27
      Goldman Sachs Group, Inc.    728                                        64
      Janus Capital Group, Inc.    400                                         5
      Lehman Brothers Holdings, Inc.    400                                   28
      MBNA Corp.    1,957                                                     48
      Merrill Lynch & Co., Inc.    1,500                                      75
      Moody's Corp.    200                                                    14
      Morgan Stanley    1,630                                                 80
    o Providian Financial Corp.    400                                         5
      SLM Corp.    650                                                        25
      Sovereign Bancorp    400                                                 9
      T. Rowe Price Group, Inc.    200                                         9
      Washington Mutual, Inc.    1,331                                        52
                                                                   -------------
                                                                           1,184

      NON-DURABLES & ENTERTAINMENT  0.1%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    300                                          6
    o Electronic Arts, Inc.    424                                            21
      Fortune Brands, Inc.    200                                             15
      Hasbro, Inc.    325                                                      6
      International Game Technology    556                                    18
      Mattel, Inc.    650                                                     11
      McDonald's Corp.    2,000                                               55
    o Starbucks Corp.    560                                                  26
      Wendy's International, Inc.    200                                       7
      Yum! Brands, Inc.    480                                                19
                                                                   -------------
                                                                             184

      NON-FERROUS METALS  0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    1,312                                                    42
      Engelhard Corp.    200                                                   6
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    300                                                          10
    o Phelps Dodge Corp.    135                                               11
                                                                   -------------
                                                                              69

      OIL: DOMESTIC  0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                                8
      Ashland, Inc.    100                                                     5

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ConocoPhillips    1,027                                                 81
      Kerr-McGee Corp.    186                                                 10
      Marathon Oil Corp.    500                                               19
    o Nabors Industries Ltd.    200                                            9
      Sunoco, Inc.    100                                                      7
    o Transocean, Inc.    474                                                 13
      Unocal Corp.    400                                                     16
                                                                   -------------
                                                                             168

      OIL: INTERNATIONAL  0.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    1,643                                           157
  (7) Exxon Mobil Corp.    9,918                                             459
                                                                   -------------
                                                                             616

      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,900                                                  24
      Eastman Kodak Co.    500                                                13
                                                                   -------------
                                                                              37

      PAPER & FOREST PRODUCTS  0.0%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    100                                               3
      Georgia-Pacific Corp.    379                                            13
      International Paper Co.    739                                          32
      Kimberly-Clark Corp.    756                                             48
      Louisiana-Pacific Corp.    100                                           2
      MeadWestvaco Corp.    294                                                9
      Temple-Inland, Inc.    100                                               7
      Weyerhaeuser Co.    350                                                 22
                                                                   -------------
                                                                             136

      PRODUCER GOODS & MANUFACTURING  0.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    300                                     11
      Avery Dennison Corp.    200                                             12
      Caterpillar, Inc.    550                                                40
      Cooper Industries Ltd., Class A    150                                   9
      Deere & Co.    400                                                      25
      Dover Corp.    300                                                      12
      Emerson Electric Co.    650                                             40
  (5) General Electric Co.    15,950                                         530
      Honeywell International, Inc.    1,275                                  48
      Illinois Tool Works, Inc.    450                                        41
      Ingersoll-Rand Co., Class A    250                                      17
      Johnson Controls, Inc.    300                                           17
    o Millipore Corp.    100                                                   5
      Pall Corp.    200                                                        5
      Parker Hannifin Corp.    150                                             9
      Snap-On, Inc.    100                                                     3
      W.W. Grainger, Inc.    100                                               5
                                                                   -------------
                                                                             829

      RAILROAD & SHIPPING  0.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      600                                                                     21
      CSX Corp.    300                                                         9
      Norfolk Southern Corp.    600                                           16
      Union Pacific Corp.    400                                              23
                                                                   -------------
                                                                              69

      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A    100                                                           3
      Equity Office Properties Trust    600                                   16
      Equity Residential    400                                               12
      Plum Creek Timber Co., Inc.    300                                       9
      ProLogis    300                                                         10
      Simon Property Group, Inc.    300                                       16
                                                                   -------------
                                                                              66

      RETAIL  0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    652                                                16
    o Autonation, Inc.    500                                                  8
    o AutoZone, Inc.    150                                                   12
    o Bed, Bath & Beyond, Inc.    400                                         14
      Best Buy Co., Inc.    450                                               22
    o Big Lots, Inc.    200                                                    2
      Circuit City Stores, Inc.    300                                         4
      Costco Wholesale Corp.    700                                           28
      CVS Corp.    600                                                        25
      Dillards, Inc., Class A    200                                           5
      Dollar General Corp.    515                                             10
      Family Dollar Stores, Inc.    300                                        8
      Federated Department Stores, Inc.    300                                14
      The Gap, Inc.    1,362                                                  31
      Home Depot, Inc.    3,450                                              116
      J.C. Penney Co., Inc. Holding Co.    400                                16
    o Kohl's Corp.    500                                                     23
    o Kroger Co.    1,200                                                     19
      Limitedbrands    818                                                    17
      Lowe's Cos., Inc.    1,200                                              59
      The May Department Stores Co.    500                                    13
      Nordstrom, Inc.    200                                                   9
    o Office Depot, Inc.    600                                               10
      RadioShack Corp.    300                                                  8
    o Safeway, Inc.    650                                                    14
      Sears, Roebuck & Co.    300                                             11
      Staples, Inc.    750                                                    22
      Target Corp.    1,400                                                   61
      Tiffany & Co.    250                                                     9
      TJX Cos., Inc.    800                                                   19
    o Toys 'R' Us, Inc.    300                                                 5
  (9) Wal-Mart Stores, Inc.    6,550                                         347
      Walgreen Co.    1,600                                                   58
      Winn-Dixie Stores, Inc.    300                                           2
                                                                   -------------
                                                                           1,037

      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    146                                      3
      Nucor Corp.    100                                                       8
      United States Steel Corp.    100                                         4
      Worthington Industries, Inc.    100                                      2
                                                                   -------------
                                                                              17

      TELEPHONE  0.2%
      --------------------------------------------------------------------------
      Alltel Corp.    500                                                     26

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      AT&T Corp.    1,181                                                     18
    o AT&T Wireless Services, Inc.    4,265                                   62
    o Avaya, Inc.    618                                                       9
      BellSouth Corp.    2,750                                                74
      CenturyTel, Inc.    250                                                  8
    o Citizens Communications Co.    410                                       6
    o Nextel Communications, Inc., Class A
      1,700                                                                   39
    o Qwest Communications International,
      Inc.    2,524                                                           10
      SBC Communications, Inc.    5,025                                      127
      Sprint Corp. (FON Group)    2,000                                       37
      Verizon Communications, Inc.    4,188                                  161
                                                                   -------------
                                                                             577
      TOBACCO  0.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    3,100                                            148
      R.J. Reynolds Tobacco Holdings, Inc.
      100                                                                      7
      UST, Inc.    300                                                        11
                                                                   -------------
                                                                             166
      TRAVEL & RECREATION  0.0%
      --------------------------------------------------------------------------
      Brunswick Corp.    100                                                   4
      Carnival Corp.    1,000                                                 47
      Harrah's Entertainment, Inc.    200                                      9
      Hilton Hotels Corp.    600                                              11
      Marriott International, Inc., Class
      A    400                                                                20
      Starwood Hotels & Resorts Worldwide,
      Inc.    300                                                             13
                                                                   -------------
                                                                             104
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    300                                                     18
      Ryder Systems, Inc.    100                                               4
                                                                   -------------
                                                                              22
      UTILITIES: ELECTRIC & GAS  0.2%
      --------------------------------------------------------------------------
    o The AES Corp.    800                                                     8
    o Allegheny Energy, Inc.    170                                            2
      Ameren Corp.    300                                                     13
      American Electric Power Co., Inc.    580                                18
    o Calpine Corp.    400                                                     2
      Centerpoint Energy, Inc.    474                                          5
      Cinergy Corp.    300                                                    11
    o CMS Energy Corp.    200                                                  2
      Consolidated Edison, Inc.    300                                        12
      Constellation Energy Group, Inc.    200                                  8
      Dominion Resources, Inc.    515                                         33
      DTE Energy Co.    200                                                    8
      Duke Energy Corp.    1,408                                              30
    o Dynegy, Inc., Class A    500                                             2
      Edison International    500                                             13
      El Paso Corp.    769                                                     6
      Entergy Corp.    350                                                    20
      Exelon Corp.    1,024                                                   36
      FirstEnergy Corp.    533                                                21
      FPL Group, Inc.    300                                                  20
      KeySpan Corp.    200                                                     7
      Kinder Morgan, Inc.    176                                              11
      Nicor, Inc.    100                                                       3
      NiSource, Inc.    376                                                    8
      Peoples Energy Corp.    100                                              4
    o PG&E Corp.    600                                                       17
      Pinnacle West Capital Corp.    100                                       4
      PPL Corp.    300                                                        14
      Progress Energy, Inc.    354                                            15
      Public Service Enterprise Group,
      Inc.    400                                                             16
      Sempra Energy    297                                                    11
      The Southern Co.    1,100                                               32
      TECO Energy, Inc.    200                                                 3
      TXU Corp.    400                                                        16
      Williams Cos., Inc.    700                                               8
      Xcel Energy, Inc.    510                                                 9
                                                                   -------------
                                                                             448
      OTHER INVESTMENT COMPANIES
      89.7% of net assets

 /(3) Schwab International Index Fund, Select
      Shares    2,058,684                                                 28,678
 /(2) Schwab S&P 500 Fund, Select Shares
      2,418,751                                                           41,506
 /(4) Schwab Small-Cap Index Fund, Select
      Shares    1,522,007                                                 28,522
 /(1) Schwab Total Bond Market Fund
      15,782,742                                                         157,670
                                                                   -------------
                                                                         256,376
      SHORT-TERM INVESTMENTS
      4.9% of net assets

    / Schwab Value Advantage Money Fund,
      Investor Shares   12,552,417                                        12,552

                                                      FACE
      SECURITY                                       AMOUNT
        RATE, MATURITY DATE                        ($ x 1,000)
      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                                1,423               1,423
                                                                   -------------
                                                                          13,975

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $268,760, and the unrealized gains and losses were $20,142 and ($2,948), respectively.

SCHWAB CAPITAL TRUST

SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  99.5%  COMMON STOCK                                      213,543       253,963
   0.3%  SHORT-TERM
         INVESTMENT                                            724           724
   0.0%  U.S. TREASURY
         OBLIGATION                                             90            90
--------------------------------------------------------------------------------
  99.8%  TOTAL
         INVESTMENTS                                       214,357       254,777
   7.8%  COLLATERAL
         INVESTED FOR
         SECURITIES ON
         LOAN                                               19,944        19,944
 (7.6)%  OTHER ASSETS
         AND LIABILITIES,
         NET                                                             (19,393)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                255,328

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.5% of net assets

      AEROSPACE / DEFENSE  2.2%
      --------------------------------------------------------------------------
      Rockwell Automation, Inc.  34,000                                    1,272
      United Technologies Corp.  47,200                                    4,413
                                                                     -----------
                                                                           5,685

      AIR TRANSPORTATION  2.0%
      --------------------------------------------------------------------------
    o AMR Corp.    45,000                                                    379
   =o ExpressJet Holdings, Inc.    22,000                                    240
    = FedEx Corp.    26,000                                                2,129
    = Sabre Holdings Corp., Class A    10,500                                268
      United Parcel Service, Inc., Class B
      28,200                                                               2,029
                                                                     -----------
                                                                           5,045

      APPAREL  0.5%
      --------------------------------------------------------------------------
      Nike, Inc., Class B    16,000                                        1,163
    o Timberland Co., Class A    800                                          47
                                                                     -----------
                                                                           1,210

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.3%
      --------------------------------------------------------------------------
    = Eaton Corp.    24,400                                                1,577
      Ford Motor Co.    120,300                                            1,771
                                                                     -----------
                                                                           3,348

      BANKS  9.2%
      --------------------------------------------------------------------------
 =(1) Bank of America Corp.    136,500                                    11,604
      J.P. Morgan Chase & Co.    78,960                                    2,948
      UnionBanCal Corp.    20,600                                          1,196
 (10) Wachovia Corp.    127,000                                            5,627
      Wells Fargo & Co.    38,400                                          2,204
                                                                     -----------
                                                                          23,579

      BUSINESS MACHINES & SOFTWARE  9.5%
      --------------------------------------------------------------------------
      Autodesk, Inc.    2,000                                                 81
 o(5) Cisco Systems, Inc.    368,900                                       7,695
      Hewlett-Packard Co.    115,000                                       2,317
      International Business Machines Corp.
      24,100                                                               2,098
    o Lexmark International, Inc., Class A
      15,300                                                               1,354
 =(4) Microsoft Corp.    303,300                                           8,632
    o Oracle Corp.    63,500                                                 667
    o Storage Technology Corp.    10,400                                     260
   =o Xerox Corp.    79,900                                                1,108
                                                                     -----------
                                                                          24,212

      BUSINESS SERVICES  3.3%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.
      14,000                                                                 588
      Cendant Corp.    119,000                                             2,723
    o Checkfree Corp.    16,000                                              480
    o Citrix Systems, Inc.    26,500                                         467
      Computer Associates International, Inc.
      56,100                                                               1,416
    o Dun & Bradstreet Corp.    2,900                                        163
      H&R Block, Inc.    1,600                                                78
      IMS Health, Inc.    56,200                                           1,362
   =o Polycom, Inc.    10,000                                                193
    o Synopsys, Inc.    26,500                                               670
    o VeriSign, Inc.    14,600                                               256
                                                                     -----------
                                                                           8,396

      CHEMICALS  2.6%
      --------------------------------------------------------------------------
      Dow Chemical Co.    110,500                                          4,408
      MacDermid, Inc.    4,300                                               126
      Monsanto Co.    36,500                                               1,324
      PPG Industries, Inc.    12,000                                         707
                                                                     -----------
                                                                           6,565

      CONSUMER DURABLES  0.4%
      --------------------------------------------------------------------------
      Black & Decker Corp.    16,400                                       1,147

      ELECTRONICS  4.0%
      --------------------------------------------------------------------------
    o Atmel Corp.    28,500                                                  122
    o Avnet, Inc.    9,800                                                   190
      Intel Corp.    223,000                                               5,437
      Motorola, Inc.    143,000                                            2,278
      Qualcomm, Inc.    4,000                                                276
      Scientific-Atlanta, Inc.    25,300                                     778
    o Thermo Electron Corp.    40,000                                      1,029
                                                                     -----------
                                                                          10,110

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ENERGY: RAW MATERIALS  2.4%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    88,000                                 3,359
      Occidental Petroleum Corp.    18,000                                   887
      Peabody Energy Corp.    35,000                                       1,966
                                                                     -----------
                                                                           6,212

      FOOD & AGRICULTURE  3.0%
      --------------------------------------------------------------------------
      Coca-Cola Enterprises, Inc.    25,000                                  510
      H.J. Heinz Co.    45,200                                             1,667
      Hershey Foods Corp.    26,000                                        1,259
      Kellogg Co.    67,800                                                2,825
      Tyson Foods, Inc., Class A    79,100                                 1,508
                                                                     -----------
                                                                           7,769

      HEALTHCARE / DRUGS & MEDICINE  14.1%
      --------------------------------------------------------------------------
      Bausch & Lomb, Inc.    25,500                                        1,571
      Becton Dickinson & Co.    67,300                                     3,179
      Bristol-Myers Squibb Co.    160,700                                  3,680
      C.R. Bard, Inc.    33,600                                            1,855
    o Coventry Health Care, Inc.    94,250                                 4,817
    o DaVita, Inc.    44,250                                               1,344
    o Express Scripts, Inc.    45,500                                      2,985
    = Johnson & Johnson    30,900                                          1,708
    o Laboratory Corp. of America Holdings
      15,000                                                                 587
      Merck & Co., Inc.    70,500                                          3,197
    o Ocular Sciences, Inc.    8,000                                         353
    o Pacificare Health Systems, Inc.
      57,000                                                               1,743
      Pfizer, Inc.    51,000                                               1,630
      Select Medical Corp.    6,000                                           77
   =o Sunrise Senior Living, Inc.    13,100                                  462
    o Sybron Dental Specialties, Inc.    4,700                               126
  (7) UnitedHealth Group, Inc.    108,414                                  6,819
                                                                     -----------
                                                                          36,133

      HOUSEHOLD PRODUCTS  4.8%
      --------------------------------------------------------------------------
      The Gillette Co.    30,000                                           1,170
 =(2) Procter & Gamble Co.    213,600                                     11,139
                                                                     -----------
                                                                          12,309

      INSURANCE  7.3%
      --------------------------------------------------------------------------
    = Aetna, Inc.    25,000                                                2,145
    = AFLAC, Inc.    91,900                                                3,643
      The Allstate Corp.    84,000                                         3,955
    o CNA Financial Corp.    25,500                                          673
      Fidelity National Financial, Inc.    17,722                            642
    = Metlife, Inc.    20,000                                                713
    o Principal Financial Group,Inc.     24,200                              823
  (9) The Progressive Corp.    78,300                                      5,999
                                                                     -----------
                                                                          18,593

      MEDIA  3.1%
      --------------------------------------------------------------------------
      The McGraw-Hill Cos., Inc.    19,100                                 1,434
 o(8) Time Warner, Inc.    390,750                                         6,506
                                                                     -----------
                                                                           7,940

      MISCELLANEOUS  1.2%
      --------------------------------------------------------------------------
    = 3M Co.    36,400                                                     2,998

      MISCELLANEOUS FINANCE  5.8%
      --------------------------------------------------------------------------
    = American Express Co.    39,600                                       1,990
    o AmeriCredit Corp.    10,000                                            191
      Citigroup, Inc.    5,633                                               248
  (6) Fannie Mae    96,500                                                 6,848
      Goldman Sachs Group, Inc.    26,500                                  2,337
      Legg Mason, Inc.    14,000                                           1,100
      MBNA Corp.    5,500                                                    136
      Merrill Lynch & Co., Inc.    38,000                                  1,889
                                                                     -----------
                                                                          14,739

      NON-DURABLES & ENTERTAINMENT  2.2%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.    27,500                                       1,985
      Hasbro, Inc.    22,300                                                 405
      McDonald's Corp.    94,500                                           2,599
      Yum! Brands, Inc.    14,000                                            537
                                                                     -----------
                                                                           5,526

      NON-FERROUS METALS  0.5%
      --------------------------------------------------------------------------
    o Phelps Dodge Corp.    15,000                                         1,169

      OIL: DOMESTIC  0.1%
      --------------------------------------------------------------------------
      ConocoPhillips    4,000                                                315

      OIL: INTERNATIONAL  5.8%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    46,000                                        4,400
  (3) Exxon Mobil Corp.    222,200                                        10,288
                                                                     -----------
                                                                          14,688

      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Ingram Micro, Inc., Class A    8,200                                   117

      PAPER & FOREST PRODUCTS  0.7%
      --------------------------------------------------------------------------
      International Paper Co.    23,600                                    1,020
      Weyerhaeuser Co.    11,000                                             682
                                                                     -----------
                                                                           1,702

      PRODUCER GOODS & MANUFACTURING  2.6%
      --------------------------------------------------------------------------
      Briggs & Stratton Corp.    700                                          58
      Cooper Industries Ltd., Class A    9,000                               512
    = Emerson Electric Co.    45,000                                       2,732
    o FMC Corp.    14,000                                                    615
      HNI Corp.    17,900                                                    724
      Parker Hannifin Corp.    18,000                                      1,033
      W.W. Grainger, Inc.    16,000                                          847
                                                                     -----------
                                                                           6,521

      RETAIL  3.9%
      --------------------------------------------------------------------------
      Claire's Stores, Inc.    7,400                                         170
      Federated Department Stores, Inc.
      68,300                                                               3,273
      The Gap, Inc.    136,700                                             3,103
      J.C. Penney Co., Inc. Holding Co.
      6,000                                                                  240

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The May Department Stores Co.
      16,400                                                                 435
      Nordstrom, Inc.    7,500                                               329
      RadioShack Corp.    46,000                                           1,286
    o Rent-A-Center, Inc.    3,000                                            88
    o Rite Aid Corp.    103,000                                              506
      Staples, Inc.    6,400                                                 185
    o Toys 'R' Us, Inc.    8,000                                             132
    o United Stationers, Inc.    4,400                                       173
                                                                     -----------
                                                                           9,920
      TELEPHONE  5.2%
      --------------------------------------------------------------------------
      Alltel Corp.    3,500                                                  182
      AT&T Corp.    3,020                                                     46
    o Avaya, Inc.    11,000                                                  161
      BellSouth Corp.    126,500                                           3,427
    o Nextel Communications, Inc., Class A
      104,000                                                              2,367
      SBC Communications, Inc.    96,200                                   2,438
      Verizon Communications, Inc.
      118,200                                                              4,555
                                                                     -----------
                                                                          13,176
      TOBACCO  0.3%
      --------------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.
      10,000                                                                 719

      TRAVEL & RECREATION  0.2%
      --------------------------------------------------------------------------
    o Caesars Entertainment, Inc.    37,000                                  545

      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
    o Landstar Systems, Inc.    2,600                                        129

      UTILITIES: ELECTRIC & GAS  1.3%
      --------------------------------------------------------------------------
   o  The AES Corp.    120,000                                             1,158
      Constellation Energy Group, Inc.
      6,000                                                                  231
      TXU Corp.    26,000                                                  1,031
      Xcel Energy, Inc.    60,000                                          1,026
                                                                     -----------
                                                                           3,446
      SHORT-TERM INVESTMENT
      0.3% of net assets

      Provident Institutional TempFund
      723,637                                                                724

                                                          FACE
      SECURITY                                           AMOUNT         VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
        1.23%, 09/16/04                                         90            90

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $214,359, and the unrealized gains and losses were $45,042 and ($4,624), respectively.

The fund's portfolio holdings include $18,989 of securities on loan.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      4.5%
      --------------------------------------------------------------------------
      Canadian Imperial Bank
      of Commerce/New York
        1.72%, 05/25/05                                      1,123         1,122
      Credit Lyonnais
        1.08%, 09/30/04                                        650           650
      Foreningssparbanken AB
        1.52%, 01/18/05                                      5,165         5,164
      Societe Generale
        1.49%, 12/08/04                                        512           512
        1.31%, 06/14/05                                      1,195         1,194
      Wells Fargo
        1.32%, 08/16/04                                      2,110         2,110
      Westdeutsche
      Landesbank AG
        1.50%, 01/10/05                                         94            94
        1.42%, 09/29/04                                        731           731
                                                                     -----------
                                                                          11,577

      SHORT-TERM INVESTMENT  0.2%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
        1.29%, 08/02/04                                        539           539

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  3.1%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      7,828,447                                                            7,828

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                  NUMBER
                                     OF             CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      S&P 500 Index, Long
      expires 09/17/04                3                826               (25)

SCHWAB CAPITAL TRUST

SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols of (1) is designated to the top ten holdings in the portfolio.

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  98.6%  COMMON STOCK                                       408,029      432,330
   1.1%  SHORT-TERM
         INVESTMENT                                           4,891        4,891
--------------------------------------------------------------------------------
  99.7%  TOTAL
         INVESTMENTS                                        412,920      437,221
   0.3%  OTHER ASSETS AND
         LIABILITIES, NET                                                  1,491
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                438,712

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  98.6% of net assets

      AEROSPACE / DEFENSE  1.1%
      --------------------------------------------------------------------------
      Rockwell Automation, Inc.    133,600                                 4,998

      APPAREL  1.1%
      --------------------------------------------------------------------------
      VF Corp.    99,900                                                   4,996

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  3.9%
      --------------------------------------------------------------------------
      Dana Corp.    150,000                                                2,892
      Ford Motor Co.    355,200                                            5,229
      General Motors Corp.    105,500                                      4,551
      Genuine Parts Co.    111,000                                         4,188
                                                                     -----------
                                                                          16,860

      BANKS  19.2%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    197,900                                          4,854
  (9) Bank of America Corp.    65,700                                      5,585
  (4) Comerica, Inc.    99,500                                             5,818
      First Horizon National Corp.    113,000                              4,898
      Hudson United Bancorp    52,000                                      1,781
      Huntington Bancshares, Inc.    110,000                               2,690
  (1) J.P. Morgan Chase & Co.    228,584                                   8,533
      KeyCorp, Inc.    170,500                                             5,146
  (8) National City Corp.    153,400                                       5,599
      National Commerce FinancialCorp.
      148,300                                                              4,820
      Peoples Bank-Bridgeport    135,000                                   4,254
      PNC Financial Services Group, Inc.
      106,400                                                              5,384
      Regions Financial Corp.    141,855                                   4,212
      U.S. Bancorp    189,300                                              5,357
      UnionBanCal Corp.    79,000                                          4,586
      Wachovia Corp.    119,700                                            5,304
      Wells Fargo & Co.    93,200                                          5,351
                                                                     -----------
                                                                          84,172

      BUSINESS MACHINES & SOFTWARE  1.1%
      --------------------------------------------------------------------------
      Pitney Bowes, Inc.    108,700                                        4,587

      BUSINESS SERVICES  1.6%
      --------------------------------------------------------------------------
      Deluxe Corp.    76,000                                               3,348
      Electronic Data Systems Corp.
      140,000                                                              2,587
      The ServiceMaster Co.    85,000                                        993
                                                                     -----------
                                                                           6,928

      CHEMICALS  6.7%
      --------------------------------------------------------------------------
      Dow Chemical Co.    137,300                                          5,477
      E.I. du Pont de Nemours & Co.
      128,400                                                              5,504
      Eastman Chemical Co.    114,000                                      5,094
      Lubrizol Corp.    108,900                                            3,771
      PPG Industries, Inc.    84,000                                       4,952
      Rohm & Haas Co.    120,000                                           4,704
                                                                     -----------
                                                                          29,502

      ELECTRONICS  1.0%
      --------------------------------------------------------------------------
      AVX Corp.    65,000                                                    810
      PerkinElmer, Inc.    200,500                                         3,525
                                                                     -----------
                                                                           4,335

      FOOD & AGRICULTURE  3.3%
      --------------------------------------------------------------------------
      H.J. Heinz Co.    132,500                                            4,888
      Kellogg Co.    124,400                                               5,182
      Sara Lee Corp.    205,000                                            4,502
                                                                     -----------
                                                                          14,572

      HEALTHCARE / DRUGS & MEDICINE  2.4%
      --------------------------------------------------------------------------
      Bristol-Myers Squibb Co.    220,200                                  5,043
      Merck & Co., Inc.    116,700                                         5,292
                                                                     -----------
                                                                          10,335

      HOUSEHOLD PRODUCTS  3.6%
      --------------------------------------------------------------------------
      Clorox Co.    104,500                                                5,201
      The Gillette Co.    132,000                                          5,145
      Procter & Gamble Co.    102,200                                      5,330
                                                                     -----------
                                                                          15,676

      INSURANCE  6.4%
      --------------------------------------------------------------------------
      The Allstate Corp.    113,200                                        5,329
      Arthur J. Gallagher & Co.    65,000                                  2,013
      Cincinnati Financial Corp.    101,745                                4,058
      Lincoln National Corp.    113,200                                    4,947
      Marsh & McLennan Cos., Inc.
      119,200                                                              5,290
      Mercury General Corp.    82,100                                      3,869
      Unitrin, Inc.    60,500                                              2,520
                                                                     -----------
                                                                          28,026

      MISCELLANEOUS  1.2%
      --------------------------------------------------------------------------
      3M Co.    63,200                                                     5,205

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS FINANCE  3.8%
      --------------------------------------------------------------------------
      Citigroup, Inc.    104,800                                           4,621
      Flagstar Bancorp., Inc.    143,000                                   2,813
      GreenPoint Financial Corp.    94,700                                 3,848
      Washington Mutual, Inc.    134,500                                   5,218
                                                                     -----------
                                                                          16,500

      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.    73,500                                       5,305

      OIL: DOMESTIC  1.2%
      --------------------------------------------------------------------------
      Kerr-McGee Corp.    98,100                                           5,150

      OIL: INTERNATIONAL  2.6%
      --------------------------------------------------------------------------
  (6) ChevronTexaco Corp.    60,300                                        5,768
      Exxon Mobil Corp.    119,800                                         5,547
                                                                     -----------
                                                                          11,315

      PAPER & FOREST PRODUCTS  2.0%
      --------------------------------------------------------------------------
      MeadWestvaco Corp.    115,000                                        3,434
      Weyerhaeuser Co.    89,000                                           5,518
                                                                     -----------
                                                                           8,952

      PRODUCER GOODS & MANUFACTURING  5.1%
      --------------------------------------------------------------------------
      Briggs & Stratton Corp.    60,300                                    5,035
  (3) Emerson Electric Co.    100,000                                      6,070
      Harsco Corp.    87,200                                               3,914
      Hubbell, Inc., Class B    78,800                                     3,562
      Lennox International, Inc.    149,000                                2,625
      Snap-On, Inc.    38,000                                              1,220
                                                                     -----------
                                                                          22,426

      RAILROAD & SHIPPING  0.7%
      --------------------------------------------------------------------------
      GATX Corp.    120,000                                                3,058

      RETAIL  1.1%
      --------------------------------------------------------------------------
      Limitedbrands    245,300                                             5,014

      TELEPHONE  7.5%
      --------------------------------------------------------------------------
      Alltel Corp.    105,800                                              5,502
      AT&T Corp.    347,100                                                5,241
 (10) BellSouth Corp.    205,600                                           5,570
  (7) SBC Communications, Inc.    224,000                                  5,676
      Sprint Corp. (FON Group)    280,800                                  5,245
  (5) Verizon Communications, Inc.
      150,300                                                              5,793
                                                                     -----------
                                                                          33,027

      TOBACCO  3.8%
      --------------------------------------------------------------------------
      Altria Group, Inc.    107,300                                        5,108
  (2) R.J. Reynolds Tobacco Holdings, Inc.
      95,000                                                               6,835
      UST, Inc.    125,000                                                 4,744
                                                                     -----------
                                                                          16,687

      UTILITIES: ELECTRIC & GAS  17.0%
      --------------------------------------------------------------------------
      American Electric Power Co., Inc.
      165,000                                                              5,133
      Centerpoint Energy, Inc.    397,500                                  4,615
      Cinergy Corp.    132,500                                             5,068
      Constellation Energy Group, Inc.
      123,700                                                              4,769
      DPL, Inc.    243,000                                                 4,848
      Duke Energy Corp.    185,000                                         3,977
      Duquesne Light Holdings, Inc.    78,000                              1,480
      Edison International    180,000                                      4,824
      Energy East Corp.    168,800                                         4,112
      Exelon Corp.    158,400                                              5,528
      FirstEnergy Corp.    139,100                                         5,439
      National Fuel Gas Co.    139,300                                     3,558
      OGE Energy Corp.    149,200                                          3,714
      Pinnacle West Capital Corp.    108,000                               4,374
      The Southern Co.    178,000                                          5,212
      UGI Corp.    109,800                                                 3,556
      Xcel Energy, Inc.    263,000                                         4,497
                                                                     -----------
                                                                          74,704

                                                           FACE
      SECURITY                                            AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENT
      1.1% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                                      4,891         4,891

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $412,920, and the unrealized gains and losses were $30,727 and ($6,426), respectively.

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  96.5%  COMMON STOCK                                        42,964       49,371
   3.0%  SHORT-TERM
         INVESTMENTS                                          1,548        1,548
   0.2%  U.S. TREASURY
         OBLIGATION                                              90           90
--------------------------------------------------------------------------------
  99.7%  TOTAL
         INVESTMENTS                                         44,602       51,009
   0.3%  OTHER ASSETS AND
         LIABILITIES, NET                                                    140
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                 51,149

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 96.5% of net assets

      AEROSPACE / DEFENSE  1.0%
      --------------------------------------------------------------------------
    o ESCO Technologies, Inc.    4,000                                       212
    o Teledyne Technologies, Inc.    13,200                                  286
                                                                     -----------
                                                                             498

      AIR TRANSPORTATION  0.6%
      --------------------------------------------------------------------------
    o AAR Corp.    16,400                                                    171
    o EGL, Inc.    6,200                                                     157
                                                                     -----------
                                                                             328

      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
    o Boston Beer Co.    8,500                                               195

      APPAREL  3.6%
      --------------------------------------------------------------------------
    o Bebe Stores    12,500                                                  243
    o Cutter & Buck, Inc.    16,000                                          173
 o(3) Deckers Outdoor Corp.    27,100                                        793
    o Guess?, Inc.    8,100                                                  131
    o Hartmarx Corp.    22,000                                               166
      Kellwood Co.    7,800                                                  313
                                                                     -----------
                                                                           1,819

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  2.9%
      --------------------------------------------------------------------------
      Carlisle Cos., Inc.    2,700                                           171
      Monaco Coach Corp.    10,300                                           250
      Polaris Industries, Inc.    7,500                                      359
    o Stoneridge, Inc.    11,000                                             161
      Titan International, Inc.    10,000                                    100
    o United Defense Industries, Inc.    6,900                               239
      Winnebago Industries, Inc.    5,200                                    192
                                                                     -----------
                                                                           1,472

      BANKS  4.5%
      --------------------------------------------------------------------------
      Anchor Bancorp Wisconsin, Inc.
      10,200                                                                 260
      BancFirst Corp.    4,000                                               238
      Columbia Banking Systems, Inc.
      8,400                                                                  183
 =(7) First Bancorp Puerto Rico    15,700                                    666
      First Midwest Bancorp, Inc. Illinois
      7,200                                                                  243
      Great Southern Bancorp, Inc.    5,500                                  155
      Hancock Holding Co.    11,500                                          345
      Mid-State Bancshares    8,500                                          207
                                                                     -----------
                                                                           2,297

      BUSINESS MACHINES & SOFTWARE  1.2%
      --------------------------------------------------------------------------
    o Digi International, Inc.    13,000                                     147
    o Imagistics International, Inc.    9,200                                299
    o PTEK Holdings, Inc.    13,900                                          160
                                                                     -----------
                                                                             606

      BUSINESS SERVICES  9.5%
      --------------------------------------------------------------------------
    o Administaff, Inc.    14,500                                            193
    o Ansys, Inc.    7,000                                                   332
    o Catapult Communications Corp.
      10,000                                                                 192
    o Credit Acceptance Corp.    10,200                                      137
    o Earthlink, Inc.    22,500                                              222
    o FileNet Corp.    10,600                                                201
      G&K Services, Inc., Class A    5,000                                   193
    o Gentiva Health Services, Inc.    15,200                                231
    o Heidrick & Struggles International, Inc.
      5,000                                                                  132
    o Hewitt Associates, Inc., Class A    4,000                              107
    o Hyperion Solutions Corp.    6,000                                      246
    = John H. Harland Co.    12,800                                          362
    o Korn/Ferry International    13,500                                     241
    o Kronos, Inc.    3,900                                                  171
    o NCO Group, Inc.    10,000                                              250
    o Progress Software Corp.    7,600                                       157
    o Sitel Corp.    28,000                                                   84
      SS&C Technologies, Inc.    6,500                                       131
    o Tier Technologies, Inc., Class B
      23,500                                                                 194
   =o Transaction Systems Architects, Inc.,
      Class A    19,100                                                      327
    o United Online, Inc.    13,800                                          215
    o Ventiv Health, Inc.    19,900                                          303
    o Watson Wyatt & Co. Holdings    9,700                                   254
                                                                     -----------
                                                                           4,875

      CHEMICALS  1.6%
      --------------------------------------------------------------------------
      Arch Chemicals, Inc.    12,300                                         350
    o NewMarket Corp    24,200                                               480
                                                                     -----------
                                                                             830

      CONSTRUCTION  1.0%
      --------------------------------------------------------------------------
    o Cavco Industries, Inc.    5,100                                        202

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o NVR, Inc.    400                                                       186
    o WESCO International, Inc.    7,000                                     144
                                                                     -----------
                                                                             532

      CONSUMER DURABLES  3.7%
      --------------------------------------------------------------------------
    o Champion Enterprises, Inc.    13,000                                   127
      Ethan Allen Interiors, Inc.    4,200                                   156
   =o Genlyte Group, Inc.    9,400                                           586
      Kimball International, Inc., Class B
      15,000                                                                 206
    o Service Corp. International    71,400                                  453
      Stanley Furniture Co., Inc.    8,600                                   360
                                                                     -----------
                                                                           1,888

      CONTAINERS  0.5%
      --------------------------------------------------------------------------
    o Crown Holdings, Inc.    25,000                                         253

      ELECTRONICS  9.0%
      --------------------------------------------------------------------------
    = Acxiom Corp.    22,000                                                 484
=o(1) Alliant Techsystems, Inc.    13,500                                    850
   =o Aspect Communications Corp.    33,900                                  287
    o C-COR.net Corp.    16,300                                              132
    o Checkpoint Systems, Inc.    10,200                                     176
    o Dionex Corp.    6,500                                                  307
    = Harman International Industries, Inc.
      7,200                                                                  617
    o LeCroy Corp.    15,200                                                 233
    o Littelfuse, Inc.    7,000                                              272
      Park Electrochemical Corp.    6,000                                    138
    o Technitrol, Inc.    11,400                                             211
    o Thomas & Betts Corp.    9,100                                          239
    o THQ, Inc.    10,000                                                    191
    o Viasat, Inc.    9,900                                                  179
    o Western Wireless Corp., Class A
      11,000                                                                 290
                                                                     -----------
                                                                           4,606

      ENERGY: RAW MATERIALS  1.8%
      --------------------------------------------------------------------------
=o(9) Hydril Co.    18,000                                                   642
      Joy Global, Inc.    7,500                                              222
      World Fuel Services Corp.    2,000                                      76
                                                                     -----------
                                                                             940

      FOOD & AGRICULTURE  4.9%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    20,300                                               348
      Corn Products International, Inc.
      7,000                                                                  302
    o Darling International, Inc.    84,600                                  402
      Flowers Foods, Inc.    18,300                                          477
    o J & J Snack Foods Corp.    4,000                                       147
      Lance, Inc.    13,100                                                  197
 =(8) Sanderson Farms, Inc.    13,350                                        644
                                                                     -----------
                                                                           2,517

      HEALTHCARE / DRUGS & MEDICINE  10.4%
      --------------------------------------------------------------------------
    o Align Technology, Inc.    6,800                                        117
      Alpharma, Inc., Class A    16,500                                      271
    o Amedisys, Inc.    4,300                                                113
    o America Service Group, Inc.    9,300                                   329
o(10) AMERIGROUP Corp.    13,300                                             638
      Cambrex Corp.    9,000                                                 198
    o DJ Orthopedics, Inc.    12,300                                         219
    o Haemonetics Corp.    15,000                                            450
      Medicis Pharmaceutical Corp., Class A
      13,200                                                                 472
      Nature's Sunshine Products, Inc.
      26,300                                                                 391
      Owens & Minor, Inc.    12,100                                          311
    o Res-Care, Inc.    21,500                                               241
    o Respironics, Inc.    5,200                                             290
    o Sierra Health Services, Inc.    12,200                                 539
    o Techne Corp.    6,200                                                  247
    o United Surgical Partners International,
      Inc.    4,000                                                          141
    o Visx, Inc.    8,200                                                    176
    o Wright Medical Group, Inc.    6,700                                    185
                                                                     -----------
                                                                           5,328

      HOUSEHOLD PRODUCTS  0.6%
      --------------------------------------------------------------------------
    = Church & Dwight Co., Inc.    6,500                                     287

      INSURANCE  4.8%
      --------------------------------------------------------------------------
    = Delphi Financial Group, Inc., Class A
      9,150                                                                  371
      FBL Financial Group, Inc., Class A
      3,000                                                                   80
    o FPIC Insurance Group, Inc.    8,600                                    204
      Horace Mann Educators Corp.    8,500                                   142
      Odyssey Re Holdings Corp.    24,400                                    570
    o Philadelphia Consolidated Holding Co.
      5,300                                                                  290
      State Auto Financial Corp.    16,000                                   495
    o WellChoice, Inc.    2,800                                              102
      Zenith National Insurance Corp.
      4,500                                                                  193
                                                                     -----------
                                                                           2,447

      MEDIA  0.5%
      --------------------------------------------------------------------------
    o Consolidated Graphics, Inc.    5,300                                   231

      MISCELLANEOUS FINANCE  2.1%
      --------------------------------------------------------------------------
    o CompuCredit Corp.    20,000                                            315
      Fidelity Bankshares, Inc.    4,000                                     137
      First Financial Holdings, Inc.    5,800                                169
      Gabelli Asset Management, Inc., Class
      A    3,000                                                             116
    o Instinet Group, Inc.    33,000                                         148
      Santander BanCorp    8,500                                             195
                                                                     -----------
                                                                           1,080

      NON-DURABLES & ENTERTAINMENT  3.1%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A
      11,000                                                                 256
    o CEC Entertainment, Inc.    9,600                                       349
    = Lone Star Steakhouse & Saloon, Inc.
      19,300                                                                 468
    o Luby's, Inc.    13,000                                                  85
    o Stewart Enterprises, Inc., Class A
      22,500                                                                 157

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Trans World Entertainment Corp.
      27,000                                                                 268
                                                                     -----------
                                                                           1,583

      NON-FERROUS METALS  0.5%
      --------------------------------------------------------------------------
    o Titanium Metals Corp.    2,500                                         271

      OIL: DOMESTIC  4.2%
      --------------------------------------------------------------------------
    o Clayton Williams Energy, Inc.    11,600                                288
    o Meridian Resource Corp.    41,000                                      342
=o(2) Tesoro Petroleum Corp.    28,500                                       827
=o(6) Universal Compression Holdings, Inc.
      20,400                                                                 669
                                                                     -----------
                                                                           2,126

      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
    o Photronics, Inc.    11,000                                             159

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Potlatch Corp.    7,300                                                293
      Rock-Tennessee Co., Class A    7,500                                   106
                                                                     -----------
                                                                             399

      PRODUCER GOODS & MANUFACTURING  8.6%
      --------------------------------------------------------------------------
      Aptargroup, Inc.    6,900                                              292
    o Astec Industries, Inc.    11,600                                       198
      Cognex Corp.    5,600                                                  169
 =(4) Graco, Inc.    23,400                                                  737
    o Hexcel Corp.    19,900                                                 234
      Matthews International Corp., Class A
      12,000                                                                 411
      Middleby Corp.    4,500                                                244
      MSC Industrial Direct Co., Class A
      6,400                                                                  200
      Nordson Corp.    4,300                                                 180
      Sauer-Danfoss, Inc.    16,000                                          271
      Tennant Co.    12,500                                                  462
    o Tenneco Automotive, Inc.    29,200                                     406
      The Timken Co.    24,000                                               596
                                                                     -----------
                                                                           4,400

      RAILROAD & SHIPPING  0.9%
      --------------------------------------------------------------------------
      Overseas Shipholding Group    7,500                                    337
    o SCS Transportation, Inc.    4,100                                      105
                                                                     -----------
                                                                             442

      REAL PROPERTY  1.4%
      --------------------------------------------------------------------------
    o American Retirement Corp.    40,000                                    242
    o Jones Lang LaSalle, Inc.    15,700                                     455
                                                                     -----------
                                                                             697

      RETAIL  4.1%
      --------------------------------------------------------------------------
    o Big 5 Sporting Goods Corp.    10,400                                   222
    o Books-A-Million, Inc.    33,500                                        243
      Borders Group, Inc.    5,700                                           130
    o Charming Shoppes, Inc.    22,500                                       165
    o Guitar Center, Inc.    7,000                                           315
   =o The Men's Wearhouse, Inc.    7,200                                     191
    o Pathmark Stores, Inc.    31,400                                        224
      Ruddick Corp.    18,200                                                356
    o Stein Mart, Inc.    13,000                                             236
                                                                     -----------
                                                                           2,082

      STEEL  0.5%
      --------------------------------------------------------------------------
      Carpenter Technology Corp.    6,500                                    279

      TELEPHONE  1.4%
      --------------------------------------------------------------------------
    o Alaska Communications Systems
      Group, Inc.    34,500                                                  207
    o Commonwealth Telephone Enterprises,
      Inc.    4,800                                                          215
      North Pittsburgh Systems, Inc.    8,000                                153
    o US LEC Corp., Class A    44,600                                        163
                                                                     -----------
                                                                             738

      TOBACCO  0.2%
      --------------------------------------------------------------------------
    o M & F Worldwide Corp.    9,700                                         127

      TRAVEL & RECREATION  2.3%
      --------------------------------------------------------------------------
      Ameristar Casinos, Inc.    12,500                                      336
    o Argosy Gaming Co.    4,000                                             131
 =(5) Choice Hotels International, Inc.
      13,900                                                                 731
                                                                     -----------
                                                                           1,198

      TRUCKING & FREIGHT  1.6%
      --------------------------------------------------------------------------
    o Forward Air Corp.    8,200                                             325
      Heartland Express, Inc.    12,700                                      343
    o Pacer International, Inc.    11,000                                    174
                                                                     -----------
                                                                             842

      UTILITIES: ELECTRIC & GAS  2.0%
      --------------------------------------------------------------------------
      Cleco Corp.    24,900                                                  429
      UIL Holdings Corp.    5,700                                            262
    o Veritas DGC, Inc.    12,500                                            308
                                                                     -----------
                                                                             999

                                                          FACE
      SECURITY                                            AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENTS
      3.0% of net assets

      Brown Brothers
        Harriman,
      Grand Cayman Time
      Deposit
        0.79%, 08/02/04                                         48            48
      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                                      1,500         1,500
                                                                     -----------
                                                                           1,548

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                          FACE
      SECURITY                                            AMOUNT        VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill
        1.23%, 09/16/04                                         90            90

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $44,602, and the unrealized gains and losses were $7,993 and ($1,586), respectively.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                    NUMBER
                                       OF            CONTRACT         UNREALIZED
                                   CONTRACTS          VALUE              LOSS
      Russell 2000 Index, Long
      expires 09/22/04                  4             1,103              (16)

SCHWAB CAPITAL TRUST

SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top five long holdings and short positions, the number in the circle is the security's rank among the top five.

(1) Top five long holdings/short positions

 o  Non-income producing security

 @  Collateral for short sales

                                                    COST/PROCEEDS        VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
100.4%  COMMON STOCK                                    52,021           58,632
  5.3%  SHORT-TERM INVESTMENTS                           3,101            3,101
--------------------------------------------------------------------------------
105.7%  TOTAL INVESTMENTS                               55,122           61,733
(25.2)% SHORT SALES                                    (15,393)         (14,721)
 19.5%  OTHER ASSETS AND
        LIABILITIES, NET                                                 11,377
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 58,389

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  100.4% of net assets

      AEROSPACE / DEFENSE  3.5%
      --------------------------------------------------------------------------
      General Dynamics Corp.    3,000                                        297
      Goodrich Corp.    400                                                   13
    @ Lockheed Martin Corp.    6,300                                         334
    @ Rockwell Collins, Inc.    9,500                                        325
    @ Rockwell International Corp.    9,600                                  359
    @ The Boeing Co.    8,000                                                406
    @ United Technologies Corp.    3,500                                     327
                                                                           -----
                                                                           2,061

      AIR TRANSPORTATION  0.9%
      --------------------------------------------------------------------------
    o AMR Corp.    22,000                                                    186
    @ Fedex Corp.    2,700                                                   221
      Sabre Group Holdings, Inc.    4,600                                    117
                                                                           -----
                                                                             524

      APPAREL  1.1%
      --------------------------------------------------------------------------
      Kellwood Co.    3,100                                                  124
      Nike, Inc., Class B    2,500                                           182
    @ VF Corp.    6,900                                                      345
                                                                           -----
                                                                             651

      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  2.5%
      --------------------------------------------------------------------------
    o Advance Auto Parts, Inc.    7,600                                      282
      Cummins Engine, Inc.    5,400                                          375
    @ Eaton Corp.    5,600                                                   362
      Ford Motor Co.    22,000                                               324
      Winnebago Industries, Inc.    3,300                                    122
                                                                           -----
                                                                           1,465

      BANKS  5.9%
      --------------------------------------------------------------------------
      Associated Bancorp.    10,300                                          310
      Bank of America Corp.    2,900                                         247
      Bank of Hawaii Corp.    2,900                                          130
      Comerica, Inc.    6,500                                                380
 @(1) Doral Financial Corp.    11,450                                        449
      First Bancorp Puerto Rico    2,100                                      89
      Huntington Bancshares, Inc.    100                                       3
      Marshall & Ilsley Corp.    8,100                                       311
      National City Corp.    8,300                                           303
      PNC Financial Services Group    4,700                                  238
    @ UnionBanCal Corp.    6,600                                             383
    @ Wachovia Corp.    6,600                                                293
      Zions Bancorp.    4,649                                                281
                                                                           -----
                                                                           3,417

      BUSINESS MACHINES & SOFTWARE  5.6%
      --------------------------------------------------------------------------
    @ 3M Co.    3,500                                                        288
    o Apple Computer, Inc.    11,300                                         365
    @ Autodesk, Inc.    8,789                                                353
   @o BMC Software, Inc.    22,000                                           345
   @o Cisco Systems, Inc.    11,300                                          236
      Hewlett Packard Co.    13,400                                          270
      Icon Office Solutions, Inc.    4,700                                    56
   @o Lexmark International, Inc., Class A 3,700                             327
   @o NCR Corp.    7,900                                                     367
   @o Storage Technology Corp.    14,500                                     362
    o Xerox Corp.    22,000                                                  305
                                                                           -----
                                                                           3,274

      BUSINESS SERVICES  9.1%
      --------------------------------------------------------------------------
    @ Cendant Corp.    16,400                                                375
      Certegy, Inc.    7,400                                                 281
   @o CheckFree Corp.    13,500                                              406
   @o Citrix Systems, Inc.    14,016                                         247
    o CSG Systems International, Inc. 19,000                                 312
    o Digital River, Inc.    12,000                                          337
    o Earthlink, Inc.    22,000                                              217
    o Filenet Corp.    13,587                                                258
    @ H&R Block, Inc.    5,500                                               270
  (4) Hyperion Solutions Corp.    10,217                                     419
    @ IMS Health, Inc.    14,500                                             352
    o InFoSpace, Inc.    600                                                  23
    o Macrovision Corp.    12,310                                            266
      National Processing, Inc.    700                                        18
   @o Polycom, Inc.    8,787                                                 169
    o United Defense Industries, Inc. 7,900                                  274
   @o United Online, Inc.    21,944                                          342
    o University of Phoenix Online, Inc. 4,200                               362
    o VeriSign, Inc.    21,993                                               385
                                                                           -----
                                                                           5,313

      CHEMICAL  2.6%
      --------------------------------------------------------------------------
      Cabot Corp.    9,700                                                   369
      Cytec Industries, Inc.    6,200                                        289
      MacDermid, Inc.    3,900                                               114
    @ PPG Industries, Inc.    5,100                                          301
      Rollins, Inc.    2,400                                                  56
    @ Sigma Aldrich Corp.    6,416                                           368
                                                                           -----
                                                                           1,497

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CONSTRUCTION  2.0%
      --------------------------------------------------------------------------
    @ KB Home    2,200                                                       141
    @ Masco Corp.    11,300                                                  342
    @ The Sherwin-Williams Co.    9,100                                      367
      The Stanley Works    100                                                 4
      Vulcan Materials Co.    7,200                                          343
                                                                           -----
                                                                           1,197

      CONSUMER DURABLES  2.3%
      --------------------------------------------------------------------------
    @ Black & Decker Corp.    5,300                                          371
    o Penn National Gaming, Inc.    11,164                                   402
   @o Rent-A-Center, Inc.    10,650                                          312
      Toro Co.    3,700                                                      242
                                                                           -----
                                                                           1,327

      CONTAINERS  0.3%
      --------------------------------------------------------------------------
    o Crown Cork & Seal Co., Inc.    20,200                                  205

      ELECTRONICS  7.4%
      --------------------------------------------------------------------------
    @ Acxiom Corp.    1,100                                                   24
   @o Alliant Techsystems, Inc.    5,600                                     353
    o Arrow Electronics, Inc.    2,400                                        57
    o Aspect Telecomunications Corp. 1,200                                    10
    o Atmel Corp.    20,000                                                   86
    o Avnet, Inc.    300                                                       6
      AVX Corp.    6,000                                                      75
    o Dionex Corp.    3,691                                                  174
    o Getty Communications PLC - ADR (United
         Kingdom)    3,300                                                   180
    @ Harman International Industries,  Inc.
         4,000                                                               343
    @ Intel Corp.    7,200                                                   176
      ITT Industries, Inc.    300                                             24
    o Kemet Corp.    12,700                                                  128
   @o LAM Research Corp.    17,200                                           410
    o LSI Logic Corp.    15,500                                               79
    @ Motorola, Inc.    17,000                                               271
    o National Semiconductor Corp.    10,400                                 178
    o Nextel Communications, Inc., Class A
         11,000                                                              250
      PerkinElmer, Inc.    22,000                                            387
      Qualcomm, Inc.    500                                                   35
    o Sanmina-SCI Corp.    1,800                                              13
    @ Scientific Atlanta, Inc.    9,100                                      280
    o Synopsys, Inc.    6,800                                                172
      Tektronix, Inc.    600                                                  18
    o Thermo Electron Corp.    3,200                                          82
      Thomas & Betts Corp.    8,600                                          226
    o Western Wireless Corp. Class A 11,870                                  313
                                                                           -----
                                                                           4,350

      ENERGY: RAW MATERIALS  2.2%
      --------------------------------------------------------------------------
  (2) Burlington Resources, Inc.    11,100                                   424
      Devon Energy Corp.    1,300                                             90
      Occidental Petroleum Corp.    7,800                                    384
    @ Peabody Energy Corp.    6,900                                          388
                                                                           -----
                                                                           1,286

      FOOD & AGRICULTURE  3.3%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    6,900                                                118
    @ Coca-Cola Enterprises, Inc.    11,400                                  233
      Corn Products International, Inc. 8,800                                380
      Flowers Foods, Inc.    7,300                                           191
      H.J. Heinz Co.    2,800                                                103
    @ Hershey Foods Corp.    7,000                                           339
      Hormel Foods Corp.    8,400                                            249
    @ Kellogg Co.    8,000                                                   333
                                                                           -----
                                                                           1,946

      HEALTHCARE / DRUGS & MEDICINE  6.5%
      --------------------------------------------------------------------------
    o Amerigroup Corp.    1,000                                               48
    @ Bausch & Lomb, Inc.    6,200                                           382
    @ Becton Dickinson & Co.    6,300                                        298
    @ C.R. Bard, Inc.    4,400                                               243
   @o Conventry Healthcare, Inc.    8,050                                    412
   @o DaVita, Inc.    10,350                                                 314
    o Express Scripts, Inc.    5,322                                         349
      Manor Care, Inc.    4,400                                              138
      Medicis Pharmaceutical Corp., Class A
         10,300                                                              368
      Merck & Co., Inc.    900                                                41
   @o Pacificare Health Systems, Inc.  2,500                                  76
      Select Medical Corp.    3,500                                           45
    o Sierra Health Services, Inc.    8,900                                  393
    @ United Healthcare Corp.    4,800                                       302
   @o VISX, Inc.    18,000                                                   385
                                                                           -----
                                                                           3,794

      HOUSEHOLD PRODUCTS  1.0%
      --------------------------------------------------------------------------
      Estee Lauder Cos., Inc., Class A   5,800                               255
      Gillette Co.    1,500                                                   58
      Procter & Gamble Co.    4,700                                          245
                                                                           -----
                                                                             558

      INSURANCE  9.4%
      --------------------------------------------------------------------------
      Aetna, Inc.    300                                                      26
    @ AFLAC, Inc.    7,300                                                   289
      Alfa Corp.    2,400                                                     32
   @o Allmerica Financial Corp.    9,200                                     274
    @ Allstate Corp.    5,700                                                268
      AMBAC, Inc.    4,200                                                   299
      AON Corp.    7,400                                                     196
      Arthur J. Gallagher & Co.    12,100                                    375
      Cigna Corp.    600                                                      37
    o CNA Financial Corp.    8,700                                           229
      Delphi Financial Group Inc., Class A    5,150                          209
    @ Fidelity National Financial, Inc. 8,705                                316
      Lincoln National Corp.    6,400                                        280
      Metlife, Inc.    8,400                                                 300
      Nationwide Financial Services, Inc.    9,500                           337
      Odyssey Re Holdings Corp.    3,000                                      70
    @ Principal Financial Group, Inc. 9,600                                  326
      Prudential Financial, Inc.    1,200                                     56
      Reinsurance Group of America, Inc. 3,500                               139
      Safeco Corp.    6,891                                                  324
      StanCorp. Financial Group, Inc. 3,600                                  253
    @ The Progressive Corp.    3,600                                         276
      Transatlantic Holdings, Inc.    625                                     35
    o UICI    200                                                              5
      Unitrin, Inc.    2,300                                                  96
    @ W.R. Berkley Corp.    8,250                                            338
    o Wellchoice, Inc.    3,600                                              132
                                                                           -----
                                                                           5,517

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MEDIA  2.0%
      --------------------------------------------------------------------------
      Dow Jones & Co., Inc.    2,000                                          85
      John Wiley & Sons, Inc.    2,100                                        68
      McClatchy Co., Class A    1,300                                         89
    @ McGraw Hill Cos., Inc.    4,100                                        308
      Readers Digest Association, Inc. 16,500                                235
    o Time Warner, Inc.    21,900                                            365
                                                                           -----
                                                                           1,150

      MISCELLANEOUS FINANCE  3.6%
      --------------------------------------------------------------------------
    o Americredit Co.    21,700                                              414
      Capital One Financial Corp.    5,500                                   381
    o Compucredit Corp.    5,312                                              84
    @ Countrywide Credit Industries, Inc.  5,000                             360
      Franklin Resources, Inc.    5,300                                      256
    @ Legg Mason, Inc.    3,400                                              267
      MBNA Corp.    3,500                                                     86
      Merrill Lynch & Co., Inc.    1,700                                      85
      Morgan Stanley    400                                                   20
      R & G Financial Corp., Class B
         3,000                                                               105
      Santander Bancorp    330                                                 8
      The Goldman Sachs Group, Inc.    100                                     9
                                                                           -----
                                                                           2,075

      NON-DURABLE  0.1%
      --------------------------------------------------------------------------
      Regis Corp.    2,100                                                    86

      NON-DURABLES & ENTERTAINMENT  2.7%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A
         17,200                                                              401
      Hasbro, Inc.    17,300                                                 314
      McDonalds Corp.    14,000                                              385
    o Service Corp. International    22,000                                  140
    @ Yum! Brands, Inc.    8,500                                             326
                                                                           -----
                                                                           1,566

      NON-FERROUS METALS  0.5%
      --------------------------------------------------------------------------
   @o Phelps Dodge Corp.    3,800                                            296

      OIL : DOMESTIC  0.9%
      --------------------------------------------------------------------------
    o Tesoro Petroleum Corp.    14,200                                       412
    o Universal Compression Holdings, Inc.
         3,400                                                               111
                                                                           -----
                                                                             523

      OIL : INTERNATIONAL  0.7%
      --------------------------------------------------------------------------
      Exxon Mobil Corp.    8,600                                             398

      OPTICAL & PHOTO  0.7%
      --------------------------------------------------------------------------
    o Corning, Inc.    15,700                                                194
    o Ingram Micro, Inc., Class A    13,800                                  197
                                                                           -----
                                                                             391

      PAPER & FOREST PRODUCTS  1.9%
      --------------------------------------------------------------------------
      Louisiana-Pacific Corp.    9,000                                       213
      Meadwestavco Corp.    4,500                                            135
      Potlatch Corp.    2,800                                                112
      Temple-Inland, Inc.    5,100                                           348
      Weyerhaeuser Co.    4,900                                              304
                                                                           -----
                                                                           1,112

      PRODUCER GOODS & MANUFACTURING  3.3%
      --------------------------------------------------------------------------
      Blyth, Inc.    2,400                                                    84
    @ Briggs & Stratton Corp.    100                                           8
      Cognex Corp.    9,468                                                  285
   @o FMC  Corp.    8,100                                                    356
    @ Graco, Inc.    9,250                                                   291
      Harsco Corp.    4,400                                                  197
      HNI Corp.    4,500                                                     182
      Mathews International Corp., Class A  915                               31
      Parker Hannifina Corp.    200                                           12
   @o Terex Corp.    7,700                                                   300
      Timken Co.    7,200                                                    179
                                                                           -----
                                                                           1,925

      RAILROAD & SHIPPING  0.7%
      --------------------------------------------------------------------------
    @ Overseas Shipholding Group, Inc. 8,700                                 391

      RETAIL  5.8%
      --------------------------------------------------------------------------
      Aaron Rents, Inc.    1,100                                              35
  (3) Amercrombie & Fitch Co., Class A 11,400                                421
   @o Barnes & Noble, Inc.    8,700                                          299
      Claire's Stores, Inc.    16,000                                        369
      Costco Cos., Inc.    600                                                24
    @ Federated Department Stores, Inc. 6,200                                297
    o Guitar Center, Inc.    700                                              32
      J.C. Penny Co., Inc.    9,100                                          364
      Michael's Stores, Inc.    100                                            5
      Nordstrom, Inc.    6,100                                               268
      Radio Shack Corp.    9,400                                             263
    o Rite Aid Corp.    20,000                                                98
      Ruddick Corp.    5,000                                                  98
      The Gap, Inc.    17,300                                                393
    o Toys 'R' Us, Inc.    22,000                                            362
      United Stationers, Inc.    1,100                                        43
                                                                           -----
                                                                           3,371

      TELEPHONE  3.5%
      --------------------------------------------------------------------------
      Alltel Corp.    4,100                                                  213
   @o Amdocs Ltd.    10,500                                                  228
      BellSouth Corp.    11,000                                              298
      Century Telephone Enterprises, Inc.
         12,900                                                              400
    o Citizens Communications Co.    22,000                                  317
    o InterDigital Communications Corp.  14,264                              274
      SBC Communications, Inc.    900                                         23
      Verizon Communications, Inc.    7,700                                  297
                                                                           -----
                                                                           2,050

      TRAVEL & RECREATION  0.4%
      --------------------------------------------------------------------------
      Choice Hotels International, Inc.   4,700                              247

      TRUCKING & FREIGHT  2.8%
      --------------------------------------------------------------------------
      CNF, Inc.    9,300                                                     384
      Heartland Express, Inc.    6,163                                       166
      J.B. Hunt Transport Services, Inc. 10,300                              396
    o Landstar System, Inc.    7,238                                         360
      Paccar, Inc.    4,013                                                  241

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Werner Enterprises, Inc.    3,600                                       72
                                                                           -----
                                                                           1,619
      UTILITIES : ELECTRIC & GAS  5.2%
      --------------------------------------------------------------------------
    o AES Corp.    22,000                                                    212
      American Electric Power Co., Inc. 9,900                                308
      CenterPoint Energy, Inc.    22,000                                     256
      Constellation Energy Group, Inc.  8,700                                335
  (5) Edison International    15,600                                         418
      Kinder Morgan, Inc.    1,400                                            84
      National Fuel Gas Co.    10,100                                        258
      Questar Corp.    9,100                                                 373
      Sempra Energy    700                                                    25
      TXU Corp.    10,200                                                    405
      Xcel Energy, Inc.    22,000                                            376
                                                                           -----
                                                                           3,050
      SHORT-TERM INVESTMENTS 5.3% of net assets

      OTHER INVESTMENT COMPANIES  5.3%
      --------------------------------------------------------------------------
    @ Provident Institutional Funds - TempFund    3,101,091                3,101

END OF INVESTMENTS

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT SALES 25.2% of net assets

      AEROSPACE / DEFENSE  0.3%
      --------------------------------------------------------------------------
      Engineered Support Systems, Inc.   2,894                               162

      AIR TRANSPORTATION  0.3%
      --------------------------------------------------------------------------
      Jetblue Airways Corp.    8,288                                         197

      APPAREL  0.2%
      --------------------------------------------------------------------------
      Liz Claiborne, Inc.    3,900                                           141

      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  0.8%
      --------------------------------------------------------------------------
      General Motors Corp.    2,500                                          108
      O'Reilly Automotive, Inc.    3,962                                     160
      Sonic Automotive, Inc.    2,200                                         49
      Superior Industries International, Inc.  4,600                         150
                                                                           -----
                                                                             468
      BANKS  0.5%
      --------------------------------------------------------------------------
      Capitol Federal Financial    100                                         3
      First Bancorp., Inc.    7,163                                          186
      Valley National Bancorp.    3,700                                       92
                                                                           -----
                                                                             281
      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------
      Dell Computer Corp.    100                                               4
      Foundry Networks, Inc.    1,500                                         15
                                                                           -----
                                                                              19
      BUSINESS SERVICES  2.8%
      --------------------------------------------------------------------------
      Affiliated Computer Services, Inc. 3,000                               156
      Bearingpoint, Inc.    21,400                                           177
      Corinthian Colleges, Inc.    100                                         2
      eBay, Inc.    1,400                                                    110
      Global Payments, Inc.    4,400                                         201
      Interpublic Group of Cos., Inc.    500                                   6
      Loew Corp - Carolina Group    4,000                                     95
      Mentor Graphics Corp.    5,929                                          70
      PeopleSoft, Inc.    400                                                  7
      Performance Food Group Co.    1,800                                     45
      Red Hat, Inc.    14,900                                                255
      Take Two Interactive Software, Inc.    3,770                           118
      Tetra Tech, Inc.    200                                                  3
  (5) Weight Watchers International,  Inc.    7,000                          271
      Wynn Resorts Ltd.    2,500                                              89
                                                                           -----
                                                                           1,605
      CHEMICAL  0.3%
      --------------------------------------------------------------------------
      Celgene Corp.    2,600                                                 139
      Lyondell Petrochemical Co.    1,400                                     25
      RPM International, Inc.    1,400                                        21
                                                                           -----
                                                                             185
      CONSTRUCTION  0.6%
      --------------------------------------------------------------------------
      Fluor Corp.    3,400                                                   155
      Toll Brothers, Inc.    4,900                                           195
                                                                           -----
                                                                             350
      CONSUMER DURABLES  0.5%
      --------------------------------------------------------------------------
      Maytag Corp.    9,700                                                  199
      Newell Rubbermaid, Inc.    4,800                                       104
      Tempur-Pedic International, Inc. 500                                     6
                                                                           -----
                                                                             309
      ELECTRONICS  0.7%
      --------------------------------------------------------------------------
      American Power Conversion Corp. 8,610                                  130
      Amkor Technology, Inc.    1,000                                          4
      Andrew Corp.    200                                                      2
      Cadence Design System, Inc.    200                                       3
      Emulex Corp.    100                                                      1
      Intersil Holding Corp.    100                                            2
      Jabil Circuit, Inc.    2,300                                            50
      Power Intergrations, Inc.    1,700                                      34
      QLogic Corp.    6,600                                                  161
                                                                           -----
                                                                             388
      ENERGY : RAW MATERIALS  0.8%
      --------------------------------------------------------------------------
      Forest Oil Corp.    4,400                                              124
      Rowan Cos., Inc.    3,900                                               95
      Tidewater, Inc.    2,600                                                79
      Unit Corp.    2,500                                                     81
      Weatherford International Ltd. 1,500                                    70
                                                                           -----
                                                                             449
      FOOD & AGRICULTURE  1.0%
      --------------------------------------------------------------------------
      Bunge Ltd.    4,900                                                    197
      Campbell Soup Co.    4,200                                             107
      Del Monte Foods Co.    700                                               7

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Ralcorp Holdings, Inc.    2,500                                         91
      Sensient Technologies Corp.    8,800                                   182
                                                                           -----
                                                                             584

      HEALTHCARE / DRUGS & MEDICINE  3.0%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,400                                            55
      Amylin Pharmaceuticals, Inc.    800                                     16
      Forest Laboratories, Inc.    600                                        30
      Genzyme Corp.    3,000                                                 154
      Guidant Corp.    300                                                    17
      Health Management Associates, Inc.
         7,300                                                               146
      Healthcare Compare Corp.    17,265                                     242
      Henry Schein, Inc.    872                                               59
      Impax Laboratories, Inc.    1,100                                       16
      Invacare Corp.    2,900                                                118
      Martek Biosciences Corp.    500                                         24
      Medimmune, Inc.    6,200                                               143
      Mylan Laboratories, Inc.    1,000                                       15
      Neurocrine Biosciences, Inc.    1,806                                   84
      OSI Pharmaceuticals, Inc.    100                                         6
      Par Pharmaceutical Cos., Inc.    3,200                                 120
      Patterson Cos., Inc.    1,300                                           95
      Pediatrix Medical Group, Inc.    2,000                                 126
      Pharmaceutical Product Developement, Inc.
         6,485                                                               227
      Steris Corp.    2,200                                                   45
                                                                           -----
                                                                           1,739

      INSURANCE  1.1%
      --------------------------------------------------------------------------
      Fremont General Corp.    9,000                                         169
      Jefferson-Pilot Corp.    1,500                                          72
  (1) MBIA, Inc.    6,800                                                    367
      The Phoenix Cos., Inc.    1,700                                         18
      UnumProvident Corp.    2,000                                            32
                                                                           -----
                                                                             658

      MEDIA  0.6%
      --------------------------------------------------------------------------
      Knight-Ridder, Inc.    2,600                                           171
      Westwood One, Inc.    1,900                                             45
      Xm Satellite Radio Holdings, Inc. 6,100                                161
                                                                           -----
                                                                             377

      MISCELLANEOUS FINANCE  1.9%
      --------------------------------------------------------------------------
      Affiliated Managers Group, Inc.  1,500                                  69
      CapitalSource, Inc.    9,400                                           203
      IndyMac Bankcorp., Inc.    7,000                                       233
      Investors Financial Service Co.    200                                   9
      MAF Bancorp, Inc.    5,136                                             206
      Queens County Bancorp, Inc.    11,300                                  217
      SLM Corp.    3,400                                                     129
      Waddell & Reed Financial, Inc.    200                                    4
      Washington Federal, Inc.    2,300                                       58
                                                                           -----
                                                                           1,128

      NON-DURABLE  0.0%
      --------------------------------------------------------------------------
      Outback Steakhouse, Inc.    400                                         16

      NON-DURABLES & ENTERTAINMENT  0.7%
      --------------------------------------------------------------------------
      Krispy Kreme Doughnuts, Inc.    3,500                                   55
      Leapfrog Enterprises, Inc.    2,100                                     42
      Mattel, Inc.    2,900                                                   51
      Panera Bread Co., Class A    700                                        26
      The Cheesecake Factory, Inc.    5,300                                  221
                                                                           -----
                                                                             395

      NON-FERROUS METALS  0.3%
      --------------------------------------------------------------------------
      Alcoa, Inc.    4,500                                                   144
      Freeport-McMoRan Copper & Gold, Inc.,
         Class B    100                                                        3
      Stillwater Mining Co.    400                                             6
                                                                           -----
                                                                             153

      OIL : DOMESTIC  0.6%
      --------------------------------------------------------------------------
      National Oilwell, Inc.    1,500                                         50
      Patina Oil & Gas Corp    2,200                                          65
      Premcor, Inc.    6,400                                                 230
                                                                           -----
                                                                             345

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
      Lexar Media, Inc.    12,500                                             67

      PAPER & FOREST PRODUCTS  0.3%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    5,400                                           174

      PRODUCER GOODS & MANUFACTURING  0.7%
      --------------------------------------------------------------------------
      Avery Dennison Corp.    200                                             12
      Curtiss-Wright Corp.    3,500                                          188
      General Electric Co.    5,100                                          170
      Johnson Controls, Inc.    200                                           11
      Maverick Tube Corp.    600                                              17
      Teleflex, Inc.    100                                                    4
                                                                           -----
                                                                             403

      RAILROAD & SHIPPING  0.2%
      --------------------------------------------------------------------------
      CSX Corp.    4,600                                                     144

      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Forest City Enterprises, Inc., Class A   600                            13

      RETAIL  2.6%
      --------------------------------------------------------------------------
      99 Cents Only Stores    3,000                                           43
      Autozone, Inc.    800                                                   62
      Carmax, Inc.    5,700                                                  119
      Dillard Department Stores, Inc.    300                                   7
      Dollar Tree Stores, Inc.    5,200                                      140
      Family Dollar Stores, Inc.    400                                       11
  (3) Foot Locker, Inc.    15,000                                            338
      Kohls Corp.    3,100                                                   142
      Limited Brands, Inc.    200                                              4
      Petsmart, Inc.    300                                                    9
      Pier 1 Imports, Inc.    8,300                                          149
      Ross Stores, Inc.    448                                                10
      Safeway, Inc.    6,300                                                 133
      The Neiman-Marcus Group, Inc., Class A
         200                                                                  11
      Tiffany & Co.    4,300                                                 154
      Walgreen Co.    4,700                                                  171
      Whole Foods Market, Inc.    300                                         25
                                                                           -----
                                                                           1,527

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE  0.4%
      --------------------------------------------------------------------------
      Nextel Partners, Inc., Class A    2,904                                 47
      UTStarcom, Inc.    8,650                                               158
                                                                           -----
                                                                             205
      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
      Callaway Golf Co.    4,700                                              52
      Carnival Corp.    2,700                                                126
      Dick's Sporting Goods, Inc.    5,600                                   182
                                                                           -----
                                                                             360
      TRUCKING & FREIGHT  0.6%
      --------------------------------------------------------------------------
  (4) Yellow Corp.    7,577                                                  330

      UTILITIES : ELECTRIC & GAS  2.6%
      --------------------------------------------------------------------------
      Aqua America, Inc.    6,900                                            134
  (2) Consolidated Edison, Inc.    8,900                                     365
      Dominion Resources, Inc.    3,400                                      216
      Equitable Resources, Inc.    4,700                                     241
      FPL Group, Inc.    200                                                  13
      Indiana Energy, Inc.    5,800                                          144
      Nicor, Inc.    2,600                                                    86
      Oneok, Inc.    600                                                      13
      Public Service Enterprise Group, Inc.
      5,700                                                                  222
      Puget Energy, Inc.    4,500                                             97
                                                                           -----
                                                                           1,531

END OF SHORT SALE POSITIONS.

At 7/31/04, the tax basis cost of the fund's investments was $55,273, and the unrealized gains and losses were $7,805 and ($1,345), respectively.

SCHWAB CAPITAL TRUST

COMMUNICATIONS FOCUS FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
100.5%  COMMON STOCK                                  9,826              10,168
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                             9,826              10,168
  2.8%  COLLATERAL
        INVESTED FOR
        SECURITIES ON
        LOAN                                            283                 283
(3.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (332)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 10,119

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  100.5% of net assets

      BUSINESS MACHINES & SOFTWARE  4.6%
      --------------------------------------------------------------------------
    o PTEK Holdings, Inc.    40,000                                          459

      ELECTRONICS  3.2%
      --------------------------------------------------------------------------
    o Hungarian Telephone & Cable
      34,000                                                                 327

      MEDIA  13.0%
      --------------------------------------------------------------------------
    o American Tower Corp., Class A
      18,000                                                                 260
    o EchoStar Communications Corp., Class
      A    6,500                                                             180
      John Wiley & Sons, Class A    6,000                                    194
      McClatchy Co., Class A    2,500                                        172
  (9) The McGraw-Hill Cos., Inc.    6,800                                    511
                                                                           -----
                                                                           1,317
      TELEPHONE  79.7%
      --------------------------------------------------------------------------
  (5) Alltel Corp.    12,300                                                 641
      AT&T Corp.    31,500                                                   476
  (3) BellSouth Corp.    23,837                                              646
  (2) CenturyTel, Inc.    21,100                                             654
 o(4) Citizens Communications Co.    44,500                                  641
 o(1) Commonwealth Telephone Enterprises,
      Inc. 15,200                                                            681
      CT Communications, Inc.    26,900                                      385
      D&E Communications, Inc.    20,500                                     227
      Hickory Tech Corp.    31,900                                           351
 o(7) Nextel Communications, Inc., Class A
      24,900                                                                 567
      North Pittsburgh Systems, Inc.    20,300                               389
o(10) Qwest Communications International,
      Inc. 124,000                                                           482
  (6) SBC Communications, Inc.    24,604                                     623
      Telephone & Data Systems, Inc.
      1,200                                                                   91
    o Time Warner Telecom, Inc., Class A
      38,000                                                                 165
    o Ubiquitel, Inc.    62,000                                              248
    o US LEC Corp., Class A    68,000                                        248
  (8) Verizon Communications, Inc.    14,282                                 550
                                                                           -----
                                                                           8,065

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $10,084, and the unrealized gains and losses were $1,011 and ($927), respectively.

The fund's portfolio holdings include $261 of securities on loan.

      SECURITY AND NUMBER OF SHARES
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      2.8% of net assets

      OTHER INVESTMENT COMPANIES  2.8%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund   283,200                                                         283

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

FINANCIAL SERVICES FOCUS FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
100.2%  COMMON STOCK                                     16,294           18,937
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                                16,294           18,937
  4.2%  COLLATERAL
        INVESTED FOR
        SECURITIES ON
        LOAN                                                796              796
(4.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (840)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                   18,893

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  100.2% of net assets

      BANKS  30.5%
      --------------------------------------------------------------------------
      Anchor Bancorp Wisconsin, Inc.    10,000                               253
  (5) Associated Banc-Corp.    17,000                                        512
      BancFirst Corp.    2,500                                               149
      Bancorpsouth, Inc.    13,000                                           275
      Bank of America Corp.    5,480                                         466
      Bank of Hawaii Corp.    10,100                                         454
      City National Corp.    6,700                                           432
  (4) Doral Financial Corp.    13,100                                        514
 (10) First Bancorp Puerto Rico    11,200                                    475
      National City Corp.    12,200                                          445
      Popular, Inc.    17,600                                                400
  (2) UnionBanCal Corp.    9,200                                             534
      Wachovia Corp.    8,500                                                377
  (8) Zions Bancorp.    8,000                                                484
                                                                           -----
                                                                           5,770

      INSURANCE  37.6%
      --------------------------------------------------------------------------
      AFLAC, Inc.    10,500                                                  416
      AMBAC Financial Group, Inc.    6,000                                   427
      Arthur J. Gallagher & Co.    15,000                                    465
  (7) Delphi Financial Group, Inc., Class A    12,400                        503
  (9) Fidelity National Financial, Inc.    13,200                            478
      First American Corp.    13,100                                         352
      Metlife, Inc.    13,200                                                471
      Nationwide Financial Services, Inc.,
      Class A    11,000                                                      390
      Odyssey Re Holdings Corp.    17,500                                    409
      Old Republic International Corp.    15,000                             349
    o Principal Financial Group, Inc.    12,800                              435
      The Progressive Corp.    5,800                                         444
      Reinsurance Group of America, Inc.    9,500                            379
  (6) Safeco Corp.    10,800                                                 508
  (3) Stancorp Financial Group, Inc.    7,400                                520
    o UICI    6,000                                                          144
      Zenith National Insurance Corp.    9,500                               407
                                                                           -----
                                                                           7,097

      MISCELLANEOUS FINANCE  30.6%
      --------------------------------------------------------------------------
    o ACE Cash Express, Inc.    5,000                                        115
      Advanta Corp., Class B    5,000                                        111
      The Bear Stearns Cos., Inc.    5,500                                   459
    o Berkshire Hathaway, Inc., Class A    5                                 436
      Berkshire Hills Bancorp, Inc.    3,000                                 112
      Capital Corp. of the West    10,200                                    402
      Citigroup, Inc.    7,000                                               309
    o CompuCredit Corp.    7,000                                             110
  (1) Countrywide Financial Corp.    8,599                                   620
    o E*TRADE Group, Inc.    25,800                                          286
      Fannie Mae    6,620                                                    470
      First Financial Holdings, Inc.    2,500                                 73
      Franklin Resources, Inc.    7,600                                      367
      Goldman Sachs Group, Inc.    4,000                                     353
      Lehman Brothers Holdings, Inc.    6,500                                456
      MBNA Corp.    15,390                                                   380
      Merrill Lynch & Co., Inc.    7,000                                     348
      Nuveen Investments, Inc., Class A    14,700                            373
                                                                           -----
                                                                           5,780

      REAL PROPERTY  1.5%
      --------------------------------------------------------------------------
    o Jones Lang LaSalle, Inc.    10,000                                     290

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $16,299, and the unrealized gains and losses were $2,989 and ($351), respectively.

The fund's portfolio holdings include $774 of securities on loan.

      SECURITY AND NUMBER OF SHARES
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      4.2% of net assets

      OTHER INVESTMENT COMPANIES 4.2%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund 796,100                                                           796

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

HEALTH CARE FOCUS FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
   99.4% COMMON STOCK                                      45,410         49,661
    0.5% SHORT-TERM
         INVESTMENT                                           237            237
--------------------------------------------------------------------------------
   99.9% TOTAL INVESTMENTS                                 45,647         49,898
    5.4% COLLATERAL
         INVESTED FOR
         SECURITIES ON LOAN                                 2,723          2,723
  (5.3)% OTHER ASSETS AND
         LIABILITIES, NET                                                (2,651)
--------------------------------------------------------------------------------
  100.0% TOTAL NET ASSETS                                                 49,970

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.4% of net assets

      BUSINESS SERVICES  9.1%
      --------------------------------------------------------------------------
    o Gentiva Health Services, Inc.    76,000                              1,155
  (4) IMS Health, Inc.    88,400                                           2,143
    o Ventiv Health, Inc.    82,400                                        1,256
                                                                     -----------
                                                                           4,554
      CONSUMER DURABLES  2.6%
      --------------------------------------------------------------------------
    o Service Corp. International    202,800                               1,288

      HEALTHCARE / DRUGS & MEDICINE  74.8%
      --------------------------------------------------------------------------
    o Align Technology, Inc.    70,700                                     1,215
    o AMERIGROUP Corp.    33,600                                           1,611
    o Arqule, Inc.    25,000                                                 107
  (7) Bausch & Lomb, Inc.    31,700                                        1,952
  (8) Becton Dickinson & Co.    41,300                                     1,951
      C.R. Bard, Inc.    30,600                                            1,689
    o Community Health Systems, Inc.    46,900                             1,154
 o(1) Coventry Health Care, Inc.    46,400                                 2,372
    o DaVita, Inc.    54,050                                               1,641
    o DJ Orthopedics, Inc.    48,600                                         865
 o(6) Express Scripts, Inc.    29,900                                      1,961
    o First Horizon Pharmaceutical Corp.
      58,300                                                               1,019
    o Haemonetics Corp.    56,000                                          1,680
 o(9) Humana, Inc.    95,000                                               1,720
    o Laboratory Corp. of America Holdings
      36,000                                                               1,410
      Manor Care, Inc.    39,600                                           1,237
      Medicis Pharmaceutical Corp., Class
      A    34,500                                                          1,234
      Merck & Co., Inc.    28,700                                          1,302
    o Ocular Sciences, Inc.    23,000                                      1,015
    o Osteotech, Inc.    55,000                                              213
o(10) Pacificare Health Systems, Inc.
      55,700                                                               1,703
      Quest Diagnostics    17,800                                          1,461
 o(5) Sierra Health Services, Inc.    47,200                               2,086
    o Sybron Dental Specialties, Inc.
      39,600                                                               1,065
    o Third Wave Technologies, Inc.    106,100                               543
      UnitedHealth Group, Inc.    26,400                                   1,661
    o Visx, Inc.    70,000                                                 1,499
                                                                     -----------
                                                                          37,366
      INSURANCE  11.9%
      --------------------------------------------------------------------------
  (2) Aetna, Inc.    26,500                                                2,274
  (3) CIGNA Corp.    35,500                                                2,201
    o WellChoice, Inc.    40,000                                           1,464
                                                                     -----------
                                                                           5,939
      PRODUCER GOODS & MANUFACTURING  1.0%
      --------------------------------------------------------------------------
      Matthews International Corp., Class A
      15,000                                                                 514

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.5% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
        0.79%, 08/02/04                                      237             237

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $45,654, and the unrealized gains and losses were $6,531 and ($2,287), respectively.

The fund's portfolio holdings include $2,614 of securities on loan.

      SECURITY AND NUMBER OF SHARES

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      5.4% of net assets

      Other Investment Companies  5.4%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund    2,722,880                                                    2,723

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

TECHNOLOGY FOCUS FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
   99.6% COMMON STOCK                                      47,037         49,369
    0.5% SHORT-TERM
         INVESTMENT                                           232            232
--------------------------------------------------------------------------------
  100.1% TOTAL
         INVESTMENTS                                       47,269         49,601
  (0.1)% OTHER ASSETS AND
         LIABILITIES, NET                                                   (43)
--------------------------------------------------------------------------------
  100.0% TOTAL NET ASSETS                                                 49,558

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COMMON STOCK  99.6% of net assets

        AEROSPACE / DEFENSE  7.8%
        ------------------------------------------------------------------------
    (9) Lockheed Martin Corp.    23,900                                    1,266
    (6) Rockwell Collins, Inc.    41,100                                   1,406
        United Technologies Corp.    12,700                                1,188
                                                                     -----------
                                                                           3,860

        BUSINESS MACHINES & SOFTWARE  27.8%
        ------------------------------------------------------------------------
        Adobe Systems, Inc.    19,900                                        839
    (1) Autodesk, Inc.    47,000                                           1,890
   o(7) Cisco Systems, Inc.    67,260                                      1,403
      o Digi International, Inc.    107,000                                1,215
    (2) International Business Machines
        Corp.    20,000                                                    1,741
      o Lexmark International, Inc., Class A
        12,900                                                             1,142
   o(4) NCR Corp.    32,500                                                1,509
      o Oracle Corp.    72,148                                               758
      o Storage Technology Corp.    41,000                                 1,023
      o Sybase, Inc.    56,400                                               822
   o(5) Xerox Corp.    104,200                                             1,444
                                                                     -----------
                                                                          13,786

        BUSINESS SERVICES  20.9%
        ------------------------------------------------------------------------
      o Amdocs Ltd.    40,000                                                868
      o Checkfree Corp.    35,000                                          1,051
      o Citrix Systems, Inc.    39,800                                       701
      o Forrester Research, Inc.    21,500                                   384
      o Hewitt Associates, Inc., Class A
        21,000                                                               561
      o infoUSA, Inc.    64,000                                              575
      o Intuit, Inc.    14,600                                               547
      o MRO Software, Inc.    35,900                                         381
      o National Processing, Inc.    22,000                                  578
      o Polycom, Inc.    53,000                                            1,022
      o Progress Software Corp.    30,000                                    619
        SS&C Technologies, Inc.    52,500                                  1,058
      o Synopsys, Inc.    33,000                                             835
      o Transaction Systems Architects, Inc.,
        Class A    70,000                                                  1,197
                                                                     -----------
                                                                          10,377

        ELECTRONICS  32.1%
        ------------------------------------------------------------------------
      o Arrow Electronics, Inc.    44,200                                  1,046
      o Aspect Communications Corp.    77,000                                652
      o Atmel Corp.    181,400                                               776
      o Avnet, Inc.    47,000                                                913
      o Benchmark Electronics, Inc.    19,500                                557
      o C-COR.net Corp.    93,500                                            759
      o Checkpoint Systems, Inc.    64,900                                 1,117
      o Cypress Semiconductor Corp.    36,000                                408
        Intel Corp.    37,260                                                908
      o Littelfuse, Inc.    29,500                                         1,145
    (8) Motorola, Inc.    83,200                                           1,325
        MTS Systems Corp.    29,000                                          623
      o National Semiconductor Corp.    58,000                               995
        PerkinElmer, Inc.    59,000                                        1,037
      o Plantronics, Inc.    30,000                                        1,161
        Scientific-Atlanta, Inc.    36,000                                 1,107
        Tektronix, Inc.    35,000                                          1,064
      o Viasat, Inc.    16,500                                               299
                                                                     -----------
                                                                          15,892

        NON-DURABLES & ENTERTAINMENT  3.1%
        ------------------------------------------------------------------------
   o(3) Activision, Inc.    105,000                                        1,538

        OPTICAL & PHOTO  1.9%
        ------------------------------------------------------------------------
      o Ingram Micro, Inc., Class A    65,000                                926

        PRODUCER GOODS & MANUFACTURING  3.9%
        ------------------------------------------------------------------------
   (10) Ametek, Inc.    40,800                                             1,258
      o Catalyst Semiconductor, Inc.    40,000                               234
      o Tyler Technologies, Inc.    48,000                                   442
                                                                     -----------
                                                                           1,934

        TELEPHONE  2.1%
        ------------------------------------------------------------------------
      o Avaya, Inc.    72,100                                              1,056

                                                        FACE
        SECURITY                                       AMOUNT
          RATE, MATURITY DATE                        ($ x 1,000)
        SHORT-TERM INVESTMENT
        0.5% of net assets

        HSBC Bank, USA Grand
        Cayman Time Deposit
          0.79%, 08/02/04                                    232             232

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $47,367, and the unrealized gains and losses were $6,411 and ($4,177), respectively.

SCHWAB CAPITAL TRUST

SCHWAB U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 *  American Depositary Receipt

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 94.5%  COMMON STOCK                                      159,776       173,558
  1.0%  FOREIGN COMMON STOCK                                1,557         1,727
  0.3%  SHORT-TERM INVESTMENTS                                499           499
  4.3%  OTHER INVESTMENTS                                   7,945         7,945
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                 169,777       183,729
(0.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (146)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                183,583

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK  94.5% of net assets

     AIR TRANSPORTATION  1.0%
     ---------------------------------------------------------------------------
     Southwest Airlines, Inc.    124,732                                   1,805

     APPAREL  0.5%
     ---------------------------------------------------------------------------
     Jones Apparel Group, Inc.    26,465                                     988

     BANKS  4.2%
     ---------------------------------------------------------------------------
     Bank of New York Co., Inc.    57,700                                  1,658
     BankNorth Group, Inc.    25,300                                         807
(10) JP Morgan Chase & Co.    60,650                                       2,264
     Mellon Financial Corp.    23,900                                        657
     North Fork Bancorp, Inc.    25,500                                      996
     Wells Fargo & Co.    13,900                                             798
     Zions Bancorp.    7,400                                                 447
                                                                     -----------
                                                                           7,627

     BUSINESS MACHINES & SOFTWARE  4.9%
     ---------------------------------------------------------------------------
   o Cisco Systems, Inc.    64,350                                         1,342
   o Dell Computer Corp.    43,000                                         1,525
   o EMC Corp.    54,980                                                     603
     Hewlett Packard Co.    67,000                                         1,350
   o Maxtor Corp.    83,000                                                  388
     Microsoft Corp.    79,400                                             2,260
   o Siebel Systems, Inc.    56,100                                          452
   o Tech Data Corp.    11,100                                               416
   o Unisys Corp.    60,700                                                  622
                                                                     -----------
                                                                           8,958

     BUSINESS SERVICES  10.4%
     ---------------------------------------------------------------------------
   o Accenture Ltd.    9,650                                                 238
   o Affiliated Computer Services, Inc.    17,500                            908
     Cendant Corp.    80,450                                               1,841
   o CheckFree Corp.    14,850                                               446
   o DigitalNet Holdings, Inc.    2,800                                       71
   o Doubleclick, Inc.    63,400                                             328
   o eBay, Inc.    16,500                                                  1,292
   o Eclipsys Corp.    50,700                                                761
 (7) First Data Corp.    58,600                                            2,614
   o FTI Consulting, Inc.    31,900                                          551
o(9) IAC InterActiveCorp.    87,630                                        2,392
o(6) Interpublic Group of Cos., Inc.    205,200                            2,625
   o McAfee, Inc.    59,200                                                1,064
   o Nortel Networks Corp.    108,700                                        398
     Reynolds & Reynolds Co., Class A    26,000                              575
   o Veritas Software Corp.    41,500                                        791
     Waste Management, Inc.    70,000                                      1,970
   o Yahoo!, Inc.    8,150                                                   251
                                                                     -----------
                                                                          19,116

     CHEMICAL  0.3%
     ---------------------------------------------------------------------------
   o Entegris, Inc.    59,500                                                530

     CONSUMER DURABLES  1.5%
     ---------------------------------------------------------------------------
     Hillenbrand Indutries, Inc.    15,900                                   903
     Leggett & Platt, Inc.    23,100                                         625
     Maytag Corp.    25,800                                                  529
   o Tempur-Pedic International, Inc.    62,500                              785
                                                                     -----------
                                                                           2,842

     ELECTRONICS  12.5%
     ---------------------------------------------------------------------------
   o Agere Systems, Inc., Class B    706,800                                 799
   o Alliant Techsystems, Inc.    13,400                                     844
   o Altera Corp.    34,400                                                  716
   o Andrew Corp.    58,900                                                  639
     Anixter International, Inc.    27,800                                   931
   o Applied Materials, Inc.    72,400                                     1,229
   o Applied Micro Circuits Corp.    41,400                                  149
   o Arrow Electronics, Inc.    37,600                                       890
   o Broadcom Corp., Class A    6,700                                        237
   o Celestica, Inc.    35,100                                               602
   o Cox Radio, Inc.    12,500                                               217
   o Cypress Semiconductor Corp.    68,950                                   782
   o Fairchild Semiconductor Corp.    73,200                               1,075
     Intel Corp.    74,650                                                 1,820
   o Jabil Circuit, Inc.    31,600                                           687
   o LAM Research Corp.    15,900                                            379
   o LSI Logic Corp.    92,000                                               468
     Maxim Integrated Products, Inc.    16,800                               808
   o Nextel Communications, Inc., Class A
       45,900                                                              1,045
   o Novellus Systems, Inc.    35,000                                        945
     PerkinElmer, Inc.    41,450                                             729
     Qualcomm, Inc.    6,250                                                 432
   o Seagate Technology    21,700                                            249
     Tektronix, Inc.    26,300                                               799
   o Teradyne, Inc.    59,900                                              1,024
     Texas Instruments, Inc.    59,700                                     1,273
   o Thermo Electron Corp.    30,100                                         774
   o Ultra Clean Holdings, Inc.    52,450                                    344

SCHWAB U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Uniphase Corp.    185,100                                               638
   o Varian, Inc.    17,200                                                  652
   o Vishay Intertechnology, Inc.    54,300                                  842
                                                                     -----------
                                                                          23,018

     ENERGY : RAW MATERIALS  1.2%
     ---------------------------------------------------------------------------
   o Cooper Cameron Corp.    18,100                                          925
     Devon Energy Corp.    13,500                                            938
     ENSCO International, Inc.    14,300                                     430
                                                                     -----------
                                                                           2,293

     FOOD & AGRICULTURE  1.6%
     ---------------------------------------------------------------------------
     Coca-Cola Co.    21,850                                                 958
     The Pepsi Bottling Group, Inc.    70,000                              1,950
                                                                     -----------
                                                                           2,908

     HEALTHCARE / DRUGS & MEDICINE  13.0%
     ---------------------------------------------------------------------------
     Abbott Laboratories    19,750                                           777
     Allergan, Inc.    7,850                                                 594
   o Amgen, Inc.    15,500                                                   882
   o Anthem, Inc.    11,900                                                  981
     Baxter International, Inc.    60,000                                  1,804
     Beckman Coulter, Inc.    12,300                                         679
   o Caremark Rx, Inc.    54,750                                           1,670
   o Charles River Laboratories, Inc.    17,900                              807
   o Edwards Lifesciences Corp.    24,500                                    862
   o Genzyme Corp.    33,275                                               1,706
 (5) Guidant Corp.    52,050                                               2,879
     Health Management Associates, Inc.
     79,500                                                                1,595
   o Health Net, Inc.    46,350                                            1,118
     Johnson & Johnson, Inc.    18,500                                     1,022
 (3) Pfizer, Inc.    110,150                                               3,520
   o St. Jude Medical, Inc.    8,000                                         545
     United Healthcare Corp.    16,400                                     1,032
   o Univision Communications, Inc.    10,300                                298
     Wyeth    16,400                                                         581
   o Zimmer Holdings, Inc.    5,550                                          424
                                                                     -----------
                                                                          23,776

     HOUSEHOLD PRODUCTS  0.5%
     ---------------------------------------------------------------------------
     Colgate-Palmolive Co.    18,300                                         974

     INSURANCE  3.7%
     ---------------------------------------------------------------------------
     Aetna, Inc.    7,450                                                    639
     American International Group, Inc.    15,100                          1,067
     AON Corp.    56,700                                                   1,499
     Assurant, Inc.    36,600                                                893
     Lincoln National Corp.    13,100                                        572
     Old Republic International Corp.    28,800                              671
     St. Paul Cos., Inc.    39,000                                         1,446
                                                                     -----------
                                                                           6,787

     MEDIA  8.6%
     ---------------------------------------------------------------------------
   o Cablevision Systems New York Group,
       Class A   100,000                                                   1,747
     Clear Channel Communications, Inc.
       16,200                                                                578
   o Comcast Corp., Class A    58,250                                      1,561
   o Directv Group, Inc.    79,111                                         1,282
   o EchoStar Communications Corp.    25,900                                 718
   o Entercom Communications Corp.    8,200                                  315
   o Fox Entertainment Group, Inc., Class A
       40,200                                                              1,087
     Gannett, Inc.    11,250                                                 935
   o Liberty Media International, Inc., Class A
       9,500                                                                 296
   o Liberty Media International, Inc., Class A
     Rts.    1,900                                                            11
   * Nokia Corp., Class A    18,400                                          214
     Readers Digest Association, Inc.    46,200                              660
     The Walt Disney Co.    42,250                                           976
o(1) Time Warner, Inc.    264,650                                          4,407
     Viacom, Inc., Class B    18,450                                         620
   o Westwood One, Inc.    12,900                                            307
                                                                     -----------
                                                                          15,714

     MISCELLANEOUS FINANCE  7.1%
     ---------------------------------------------------------------------------
 (8) Citigroup, Inc.    56,550                                             2,493
     Countrywide Credit Industries, Inc.    6,849                            494
   o E*TRADE Group, Inc.    80,200                                           888
     Fannie Mae    28,400                                                  2,015
     Merrill Lynch & Co., Inc.    14,000                                     696
   o Piper Jaffray Cos., Inc.    11,250                                      459
     Sovereign Bancorp, Inc.    100,000                                    2,177
     T.Rowe Price Group, Inc.    21,100                                      975
     The Goldman Sachs Group, Inc.    9,650                                  851
     Washington Mutual, Inc.    50,200                                     1,948
                                                                     -----------
                                                                          12,996

     NON-DURABLES & ENTERTAINMENT  4.0%
     ---------------------------------------------------------------------------
   o American Greetings Corp., Class A
        37,800                                                               881
     Darden Restaurants, Inc.    33,300                                      710
   o Electronic Arts, Inc.    4,600                                          231
   o EMCOR Group, Inc.    18,600                                             805
     International Game Technology, Inc.
        12,150                                                               393
     McDonalds Corp.    80,000                                             2,200
     Yum! Brands, Inc.    56,000                                           2,150
                                                                     -----------
                                                                           7,370

     OIL : DOMESTIC  2.5%
     ---------------------------------------------------------------------------
     Exxon Mobil Corp.    43,100                                           1,996
   o Transocean, Inc.    30,300                                              860
     Unocal Corp.    46,700                                                1,810
                                                                     -----------
                                                                           4,666

     PAPER & FOREST PRODUCTS  0.4%
     ---------------------------------------------------------------------------
     Meadwestavco Corp.    4,620                                             138
   o Smurfit-Stone Container Corp.    27,700                                 515
                                                                     -----------
                                                                             653

     PRODUCER GOODS & MANUFACTURING  4.3%
     ---------------------------------------------------------------------------
     Caterpillar, Inc.    4,500                                              331
     Deere & Co.    6,200                                                    389
     Dover Corp.    13,600                                                   540
     Emerson Electric Co.    11,900                                          722
 (2) General Electric Co.    110,200                                       3,664
     Grainger, Inc.    18,400                                                974
     Pall Corp.    22,600                                                    524

SCHWAB U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     York International Corp.    18,600                                      662
                                                                     -----------
                                                                           7,806
     RAILROADS  0.6%
     ---------------------------------------------------------------------------
     Union Pacific Corp.    20,600                                         1,161

     REAL PROPERTY  0.0%
     ---------------------------------------------------------------------------
     Boston Properties, Inc.    1,000                                         53

     RETAIL  6.8%
     ---------------------------------------------------------------------------
   o American Eagle Outfitters, Inc.    11,300                               370
     Costco Cos., Inc.    50,000                                           2,033
     Family Dollar Stores, Inc.    18,700                                    521
     Home Depot, Inc.    21,100                                              712
     J.C. Penny Co., Inc.    9,900                                           396
   o Linens 'n Things, Inc.    28,900                                        769
     Lowe's Cos., Inc.    25,400                                           1,238
     Talbots, Inc.    22,200                                                 684
     Target Corp.    25,500                                                1,112
     The Gap, Inc.    90,000                                               2,043
     The TJX Max Cos., Inc.    5,200                                         122
     Tiffany & Co.    40,000                                               1,430
     Wal-Mart Stores, Inc.    20,250                                       1,073
                                                                     -----------
                                                                          12,503

     SERVICES - PERSONAL SERVICES  0.1%
     ---------------------------------------------------------------------------
   o Jackson Hewitt Tax Service, Inc.    13,900                              242

     TELEPHONE  2.5%
     ---------------------------------------------------------------------------
     Alltel Corp.    33,200                                                1,726
   o Liberty Media Corp., Class A    190,000                               1,611
   o NII Holdings, Inc.    30,600                                          1,164
                                                                     -----------
                                                                           4,501

     TRAVEL & RECREATION  2.0%
     ---------------------------------------------------------------------------
 (4) Carnival Corp.    63,400                                              2,955
     Harrah's Entertainment, Inc.    15,750                                  732
                                                                     -----------
                                                                           3,687

     UTILITIES : ELECTRIC & GAS  0.3%
     ---------------------------------------------------------------------------
     Dominion Resources, Inc.    9,200                                       584

     FOREIGN COMMON STOCK  1.0% of net assets

     SOUTH KOREA  0.4%
     ---------------------------------------------------------------------------
     Samsung Electronics Co. Ltd. Preferred                                  642
       1,800

     UNITED KINGDOM  0.6%
     ---------------------------------------------------------------------------
   o Lloyds TSB Group PLC    144,800                                       1,085

     SECURITY                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
     SHORT-TERM INVESTMENTS  0.3% of net assets

     U.S. GOVERNMENT SECURITIES  0.3%
     ---------------------------------------------------------------------------
   = U.S. Treasury Bills
       1.23%, 09/16/04                                       500             499

     SECURITY AND NUMBER OF SHARES

     OTHER INVESTMENTS  4.3% of net assets

     OTHER INVESTMENT COMPANIES  4.3%
     ---------------------------------------------------------------------------
     PNC Bank - Money Market Account
       130,949                                                               131
     Provident Institutional Funds - TempCash
       2,042,214                                                           2,042
   = Provident Institutional Funds - TempFund
       5,772,256                                                           5,772
                                                                     -----------
                                                                           7,945

End of investments

At 7/31/04, the tax basis cost of the fund's investments was $170,280 and the unrealized gains and losses were $21,513 and ($8,064), respectively.

SCHWAB U.S. MARKETMASTERS FUND

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000, except number of futures contracts.

FUTURES CONTRACTS

                              Number of         Contract            Unrealized
                              Contracts           Value           Gains/(Losses)
S&P 500 Index, Long
expires 09/17/04                       4            1,101                   (30)

SCHWAB CAPITAL TRUST

SCHWAB BALANCED MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  As of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 O  Non-income producing security

 =  Collateral for open futures contracts

 *  American Depositary Receipt

 +  Credit Enhanced security

 @  Collateral for short sales

 #  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.


                                                      COST/PROCEEDS      VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 64.4%  COMMON STOCK                                      76,784         83,253
 10.2%  U.S. GOVERNMENT SECURITIES                        13,079         13,179
  4.7%  FOREIGN GOVERNMENT
        SECURITIES                                         6,214          6,064
  3.1%  CORPORATE BONDS                                    3,814          3,990
  1.3%  MUNICIPAL BONDS                                    1,708          1,630
  0.9%  AGENCY MORTGAGE-BACKED
        SECURITIES                                         1,160          1,159
  0.9%  NON-AGENCY MORTGAGE-BACKED
        SECURITIES                                         1,164          1,158
 14.4%  SHORT-TERM INVESTMENTS                            18,587         18,585
  4.7%  OTHER INVESTMENTS                                  6,092          6,092
  0.0%  OPTIONS                                               --             --
--------------------------------------------------------------------------------
104.6%  TOTAL INVESTMENTS                                128,602        135,110
(8.6)%  SHORT SALES                                      (11,014)       (11,097)
(0.1)%  OPTIONS WRITTEN                                     (194)           (91)
  4.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                  5,257
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                129,179

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  64.4% of net assets

      AEROSPACE / DEFENSE  0.4%
      --------------------------------------------------------------------------
    @ Northrop Grumman Corp.    9,700                                        510

      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
    @ Coors (Adolph) Co., Class B    2,200                                   151

      APPAREL  0.5%
      --------------------------------------------------------------------------
    @ Jones Apparel Group, Inc.    8,800                                     329
   @o Timberland Co., Class A    5,000                                       290
                                                                     -----------
                                                                             619
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.5%
      --------------------------------------------------------------------------
   @= Autoliv, Inc.    9,000                                                 379
    @ Eaton Corp.    4,500                                                   291
    @ Ford Motor Co.    24,600                                               362
    = Genuine Parts Co.    6,000                                             226
   *= Magna International, Inc.    3,200                                     258
    @ Polars Industries Partners LP    4,000                                 191
   @o United Defense Industries, Inc.    4,800                               166
                                                                     -----------
                                                                           1,873
      BANKS  5.5%
      --------------------------------------------------------------------------
 @(8) Bank of America Corp.    15,100                                      1,284
    = Brookline Bancorp, Inc.    14,100                                      201
    @ Comerica, Inc.    7,400                                                433
    = Compass Bancshares, Inc.    6,000                                      265
   @* Doral Financial Corp.    10,350                                        406
   @= JP Morgan Chase & Co.    11,600                                        433
    @ Keycorp    15,400                                                      465
    = Mercantile Bankshares Corp.    2,600                                   118
    @ National City Corp.    14,600                                          533
    = National Commerce Financial Corp.    4,600                             149
    = Peoples Bank    5,100                                                  161
   @= PNC Financial Services Group    11,500                                 582
    = State Street Corp.    2,600                                            111
    @ U.S. Bancorp    14,600                                                 413
    @ UnionBanCal Corp.    6,400                                             371
    @ Wachovia Corp.    17,300                                               767
    @ Westcorp    3,500                                                      145
    = Wilmington Trust Co.    3,000                                          105
    @ Zions Bancorp.    2,500                                                151
                                                                     -----------
                                                                           7,093
      BUSINESS MACHINES & SOFTWARE  3.3%
      --------------------------------------------------------------------------
    = 3Com Corp.    22,700                                                   112
   =o Advanced Digital Information Corp.    13,900                           124
    @ Autodesk, Inc.    5,900                                                237
  @=o Cisco Systems, Inc.    39,500                                          824
   =o Dell Computer Corp.    21,950                                          779
   =o EMC Corp.    30,950                                                    339
   =o Foundry Networks, Inc.    11,000                                       113
   =o Integrated Device Technology, Inc.    12,700                           145
    @ International Business Machines Corp.    2,800                         244
   =o Maxtor Corp.    5,300                                                   25
   @= Microsoft Corp.    32,100                                              914
   =o Sandisk Corp.    2,100                                                  51
   =o Siebel Systems, Inc.    28,350                                         228
   =o Xerox Corp.    9,000                                                   125
                                                                     -----------
                                                                           4,260
      BUSINESS SERVICES  4.2%
      --------------------------------------------------------------------------
  @=o Accenture Ltd.    19,150                                               472
   @= Cendant Corp.    32,100                                                734
   =o Check Point Software Technologies Ltd.   4,200                          84

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   =o CheckFree Corp.    7,600                                               228
   @o Copart, Inc.    6,600                                                  147
    @ Deluxe Corp.    7,400                                                  326
   =o DigitalNet Holdings, Inc.    1,000                                      25
   =o eBay, Inc.    8,350                                                    654
    = First Data Corp.    6,550                                              292
    = H&R Block, Inc.    2,400                                               118
   =o IAC InterActiveCorp.    27,650                                         755
   =o IDT Corp.    7,900                                                     122
   =o Internet Security Systems, Inc.    10,700                              164
   =o Jacobs Engineering Group, Inc.    4,500                                180
   =o Netiq Corp.    10,000                                                   95
   =o Nortel Networks Corp.    54,950                                        201
   =o Priority Healthcare Corp., Class B    6,700                            150
    = Republic Services, Inc., Class A    5,200                              149
    = The ServiceMaster Co.    12,300                                        144
   =o Veritas Software Corp.    3,800                                         72
   =o Verity, Inc.    6,300                                                   70
   =o Wireless Facilities, Inc.    13,600                                    102
   =o Yahoo!, Inc.    4,050                                                  125
                                                                     -----------
                                                                           5,409
      CHEMICAL  0.5%
      --------------------------------------------------------------------------
    = Air Products & Chemicals, Inc.    3,400                                176
   =o Entegris, Inc.    29,950                                               267
    = Lubrizol Corp.    6,800                                                235
                                                                     -----------
                                                                             678
      CONSTRUCTION  1.5%
      --------------------------------------------------------------------------
    @ D.R. Horton, Inc.    13,200                                            365
    = Fluor Corp.    1,900                                                    86
    @ KB Home    4,100                                                       263
    @ Lafarge North America, Inc.    3,700                                   155
   @o NVR, Inc.    600                                                       279
    = Pulte Corp.    4,200                                                   229
    = Standard Pacific Corp.    2,000                                         93
    @ The Ryland Group, Inc.    3,900                                        302
    @ The Stanley Works    5,300                                             225
                                                                     -----------
                                                                           1,997
      CONSUMER DURABLES  0.6%
      --------------------------------------------------------------------------
    = Hillenbrand Indutries, Inc.    3,900                                   221
    = La-Z-Boy Chair Co.    5,700                                             99
   @o Rent-A-Center, Inc.    3,000                                            88
   =o Tempur-Pedic International, Inc.    32,400                             407
                                                                     -----------
                                                                             815
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
    @ Ball Corp.    2,200                                                    159

      ELECTRONICS  4.7%
      --------------------------------------------------------------------------
   =o Altera Corp.    17,450                                                 363
    = American Power Conversion Corp.    9,000                               136
   =o Applied Materials, Inc.    36,600                                      621
   =o Applied Micro Circuits Corp.    21,100                                  76
   @o Arrow Electronics, Inc.    6,600                                       156
   @o Avnet, Inc.    10,200                                                  198
    o Broadcom Corp., Class A    3,400                                       120
   =o Cypress Semiconductor Corp.    5,200                                    59
   =o Fairchild Semiconductor Corp.    42,700                                627
    = Garmin Ltd.    1,500                                                    56
    = Intel Corp.    37,700                                                  919
   =o Jabil Circuit, Inc.    16,000                                          348
   =o LAM Research Corp.    8,050                                            192
    = Maxim Integrated Products, Inc.    8,450                               406
   =o Newport Corp.    200                                                     3
   =o Pinnacle Systems, Inc.    18,600                                        74
    @ Plantronics, Inc.    1,600                                              62
   =o QLogic Corp.    5,100                                                  125
    = Qualcomm, Inc.    3,150                                                218
   =o Synopsys, Inc.    6,800                                                172
    = Texas Instruments, Inc.    18,600                                      397
   =o Ultra Clean Holdings, Inc.    26,650                                   175
   =o Uniphase Corp.    93,650                                               323
   @o Vishay Intertechnology, Inc.    8,500                                  132
   =o Zoran Corp    5,000                                                     88
                                                                     -----------
                                                                           6,046
      ENERGY : RAW MATERIALS  1.8%
      --------------------------------------------------------------------------
    = Anadarko Petroleum Corp.    1,900                                      114
    = Arch Coal, Inc.    3,700                                               125
    = Burlington Resources, Inc.    3,800                                    145
    @ Canadian Natural Resources Ltd.    5,800                               192
   =o Cooper Cameron Corp.    4,800                                          245
    = Devon Energy Corp.    2,000                                            139
      EOG Resources, Inc.    2,200                                           140
   =o Forest Oil Corp.    8,300                                              235
    @ Hewlett Packard Co.    7,600                                           153
    = Joy Global, Inc.    3,600                                              107
    o Key Energy Group, Inc.    13,500                                       136
   =o Noble Corp.    4,600                                                   178
    = Noble Energy, Inc.    3,700                                            205
    @ Valero Energy Corp.    2,700                                           202
   =o Weatherford International Ltd.    1,400                                 66
                                                                     -----------
                                                                           2,382
      FOOD & AGRICULTURE  1.8%
      --------------------------------------------------------------------------
    @ Agrium, Inc.    19,800                                                 286
    = Bunge Ltd.    3,900                                                    156
    = Coca-Cola Co.    11,000                                                482
    = Fresh del Monte Produce, Inc.    4,400                                 117
    = H.J. Heinz Co.    5,100                                                188
   @= Supervalu, Inc.    19,700                                              563
    @ The Pepsi Bottling Group, Inc.    5,200                                145
    @ Tyson Foods, Inc.    18,300                                            349
                                                                     -----------
                                                                           2,286
      HEALTHCARE / DRUGS & MEDICINE  5.5%
      --------------------------------------------------------------------------
    = Abbott Laboratories    10,150                                          399
    = Allergan, Inc.    3,950                                                299
   =o Amgen, Inc.    7,900                                                   449
    @ Bausch & Lomb, Inc.    2,800                                           172
    @ Cardinal Health, Inc.    5,800                                         258
   =o Caremark Rx, Inc.    11,050                                            337
   =o Covance, Inc.    2,000                                                  73
   @o Cytec Corp.    2,200                                                    53
   =o Genzyme Corp.    7,850                                                 403
    = Guidant Corp.    3,650                                                 202
    = HCA, Inc.    3,800                                                     147
   =o Humana, Inc.    6,800                                                  123
    = Invacare Corp.    1,800                                                 73
    = Johnson & Johnson, Inc.    9,500                                       525
   =o Laboratory Corporation of America    5,800                             227
   =o Lifepoint Hospitals, Inc.    3,200                                     107
    = Manor Care, Inc.    5,200                                              163

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   @= McKesson Corp.    9,250                                                298
    @ Merck & Co., Inc.    6,700                                             304
    = Mylan Laboratories, Inc.    6,050                                       90
    = Omnicare, Inc.    5,200                                                147
   @o Pacificare Health Systems, Inc.    4,100                               125
    = Pfizer, Inc.    29,500                                                 943
   =o Province Healthcare Co.    5,300                                        77
   =o St. Jude Medical, Inc.    4,000                                        273
   =o Steris Corp.    11,200                                                 230
   =o Univision Communications, Inc.    5,300                                154
    = Wyeth    8,300                                                         294
   =o Zimmer Holdings, Inc.    2,850                                         217
                                                                     -----------
                                                                           7,162
      INSURANCE  3.2%
      --------------------------------------------------------------------------
   @= Aetna, Inc.    8,850                                                   759
    @ Allstate Corp.    14,000                                               659
    = Cincinnati Financial Corp.    3,370                                    135
    = Everest Reinsurance Group Ltd.    1,900                                140
    @ Fidelity National Financial, Inc.    10,037                            364
    @ Fremont General Corp.    11,300                                        212
    @ Loews Corp.    3,600                                                   204
    = Mercury General Corp.    3,100                                         146
    = Old Republic International Corp.    12,750                             297
    @ PMI Group, Inc.    8,400                                               346
    @ Principal Financial Group, Inc.    4,600                               156
    @ Radian Group, Inc.    7,600                                            350
    @ RenaissanceRe Holdings Ltd.    6,300                                   334
                                                                     -----------
                                                                           4,102
      MEDIA  2.9%
      --------------------------------------------------------------------------
    = Belo Corp., Class A    5,100                                           119
    = Clear Channel Communications, Inc.    8,250     295
   =o Comcast Corp., Class A    10,600                                       284
   =o EchoStar Communications Corp.    13,050                                362
    = Gannett, Inc.    5,800                                                 482
   =o Liberty Media International, Inc., Class A
         785                                                                  24
   =o Liberty Media International, Inc., Class A
         Rts.    157                                                           1
   @= McGraw Hill Cos., Inc.    5,200                                        390
   *= Nokia Corp., Class A    9,450                                          110
   @o PanAmSat Corp.    7,900                                                184
    = The Walt Disney Co.    21,850                                          505
   =o Time Warner, Inc.    30,300                                            504
    = Tribune Co.    2,600                                                   110
    = Viacom, Inc., Class B    9,850                                         331
                                                                     -----------
                                                                           3,701
      MISCELLANEOUS FINANCE  6.7%
      --------------------------------------------------------------------------
    = Astoria Financial Corp.    5,200                                       178
   =o Berkshire Hathaway, Inc., Class B    126                               365
    = CIT Group, Inc.    8,300                                               288
@=(3) Citigroup, Inc.    52,600                                            2,319
    @ Countrywide Credit Industries, Inc.    7,800                           562
    = Federated Investors, Inc.    7,000                                     197
    = Franklin Resources, Inc.    1,800                                       87
    = Home Properties of New York, Inc.    5,500                             207
    @ Independence Community Bank Corp.    4,100                             153
    @ IndyMac Bankcorp., Inc.    4,900                                       163
   @= IPC Holdings Ltd.    14,900                                            559
    = Legg Mason, Inc.    1,400                                              110
    @ LNR Property Corp.    3,000                                            162
    @ MBNA Corp.    8,400                                                    207
    @ MDC Holdings, Inc.    4,400                                            295
    = Merrill Lynch & Co., Inc.    7,100                                     353
    @ Morgan Stanley    6,600                                                326
    = Provident Financial Services, Inc.    10,700                           189
    @ R & G Financial Corp., Class B    900                                   32
    = SEI Investments Co.    3,300                                           101
    @ The Bear Stearns Cos., Inc.    4,200                                   350
   @= The Goldman Sachs Group, Inc.    7,950                                 701
    = Waddell & Reed Financial, Inc.    6,600                                128
    = Washington Federal, Inc.    17,420                                     436
    @ Webster Financial Corp.    3,600                                       169
                                                                     -----------
                                                                           8,637
      NON-DURABLES & ENTERTAINMENT  1.1%
      --------------------------------------------------------------------------
   @o Activision, Inc.    17,850                                             262
   =o American Greetings Corp., Class A    7,400                             173
    = Bob Evans Farms, Inc.    3,200                                          85
   =o Brinker International, Inc.    5,200                                   186
   @o Energizer Holdings, Inc.    4,200                                      160
    = International Game Technology, Inc.    6,000                           194
    = Mattel, Inc.    8,600                                                  151
    = Wendy's International, Inc.    1,800                                    64
    @ Yum! Brands, Inc.    4,100                                             157
                                                                     -----------
                                                                           1,432
      NON-FERROUS METALS  0.5%
      --------------------------------------------------------------------------
    @ Alcan Aluminum Ltd.    3,400                                           135
    @ Engelhard Corp.    11,300                                              332
    @ Southern Peru Copper Corp.    3,300                                    129
                                                                     -----------
                                                                             596
      OIL : DOMESTIC  3.7%
      --------------------------------------------------------------------------
    @ Amerada Hess Corp.    5,200                                            434
   =o Cal Dive International, Inc.    2,800                                   87
    @ Chevron Corp.    8,900                                                 851
    @ Conoco Phillips    10,600                                              835
    = Marathon Oil Corp.    4,700                                            177
   =o National Oilwell, Inc.    2,900                                         97
   =o Newfield Exploration Co.    3,900                                      230
    = Patterson Energy, Inc.    13,400                                       244
    @ Petrokazakhstan, Inc., Class A    5,500                                174
  @=o Precision Drilling Corp.    7,000                                      348
    @ Sunoco, Inc.    6,400                                                  436
    @ Teekay Shipping Corp.    9,800                                         390
   @o Tesoro Petroleum Corp.    10,100                                       293
   =o Varco International, Inc.    7,200                                     174
                                                                     -----------
                                                                           4,770
      OIL : INTERNATIONAL  0.7%
      --------------------------------------------------------------------------
    @ Exxon Mobil Corp.    16,200                                            750
    = Global SantaFe Corp.    4,400                                          121
                                                                     -----------
                                                                             871
      OPTICAL & PHOTO  0.4%
      --------------------------------------------------------------------------
    = Imation Corp.    2,300                                                  76
  @=o Ingram Micro, Inc., Class A    31,700                                  452
                                                                     -----------
                                                                             528

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PAPER & FOREST PRODUCTS  0.5%
      --------------------------------------------------------------------------
    @ Louisiana-Pacific Corp.    11,800                                      280
    = Rayonier, Inc.    5,575                                                245
    = Temple-Inland, Inc.    2,300                                           157
                                                                     -----------
                                                                             682
      PRODUCER GOODS & MANUFACTURING  2.6%
      --------------------------------------------------------------------------
    = Albany International Corp. Class A    2,900                             87
    @ Briggs & Stratton Corp.    3,200                                       267
    = Caterpillar, Inc.    2,400                                             176
    = Emerson Electric Co.    5,950                                          361
    = Federal Signal Corp.    4,700                                           80
@=(6) General Electric Co.    46,600                                       1,550
   @= Grainger, Inc.    5,500                                                291
    = Harsco Corp.    2,400                                                  108
    @ HNI Corp.    2,900                                                     117
   =o Mettler-Toledo International, Inc.    2,000                             84
    = Pentair, Inc.    1,600                                                  50
   @o Terex Corp.    2,100                                                    82
    = Trinity Industries, Inc.    3,700                                      111
                                                                     -----------
                                                                           3,364
      RAILROAD & SHIPPING  0.2%
      --------------------------------------------------------------------------
    @ Burlington Northern Santa Fe Corp.    3,000                            106
   =o Kansas City Southern Industries, Inc.    9,300                         136
                                                                     -----------
                                                                             242
      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
    @ Brascan Corp.    9,900                                                 274
    = Plum Creek Timber Co., Inc.    3,300                                   104
    = Prentiss Properties Trust    5,500                                     188
    = Weingarten Realty Investors    4,200                                   129
                                                                     -----------
                                                                             695
      RETAIL  2.7%
      --------------------------------------------------------------------------
   @o Barnes & Noble, Inc.    5,600                                          193
   =o Big Lots, Inc.    13,900                                               170
   @o BJ's Wholesale Club, Inc.    8,200                                     191
    @ Claire's Stores, Inc.    7,800                                         180
    = CVS Corp.    4,400                                                     184
    @ Dillard Department Stores, Inc.    7,900                               180
    = Family Dollar Stores, Inc.    8,950                                    249
    @ Federated Department Stores, Inc.    9,200                             441
    = Home Depot, Inc.    10,800                                             364
   @o Kroger Co.    21,300                                                   337
    @ Radio Shack Corp.    4,300                                             120
   =o Safeway, Inc.    4,500                                                  95
    = Talbots, Inc.    3,000                                                  93
   =o Toys 'R' Us, Inc.    9,300                                             153
    = Wal-Mart Stores, Inc.    10,250                                        543
                                                                     -----------
                                                                           3,493
      SERVICES - PERSONAL SERVICES  0.1%
      --------------------------------------------------------------------------
   =o Jackson Hewitt Tax Service, Inc.    7,000                              122

      STEEL  0.5%
      --------------------------------------------------------------------------
   =o International Steel Group, Inc.    6,500                               213
    @ Nucor Corp.    4,700                                                   393
    = Steel Dynamics, Inc.    3,100                                          101
                                                                     -----------
                                                                             707
      TELEPHONE  2.0%
      --------------------------------------------------------------------------
    = Alltel Corp.    5,700                                                  297
    @ BellSouth Corp.    26,100                                              707
   =o Liberty Media Corp., Class A    15,700                                 133
   @o NII Holdings, Inc.    4,500                                            171
    @ SBC Communications, Inc.    15,600                                     395
    @ Telephone & Data Systems, Inc.    4,500                                342
    @ Verizon Communications, Inc.    15,600                                 601
                                                                     -----------
                                                                           2,646
      TOBACCO  0.5%
      --------------------------------------------------------------------------
    @ Altria Group, Inc.    3,100                                            148
    @ R.J. Reynolds Tobacco Holdings, Inc.    6,400                          460
                                                                     -----------
                                                                             608
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
   *= Fairmont Hotels & Resorts, Inc.    6,300                               162
    = Harrah's Entertainment, Inc.    8,000                                  372
   @o MGM Mirage    7,800                                                    345
                                                                     -----------
                                                                             879
      TRUCKING & FREIGHT  1.1%
      --------------------------------------------------------------------------
    = CNF, Inc.    2,200                                                      91
   =o Laidlaw International, Inc.    18,800                                  264
    @ Paccar, Inc.    6,800                                                  408
    @ Ryder Systems, Inc.    8,800                                           377
   =o Swift Transportation Co., Inc.    5,500                                110
    = U.S. Freightways Corp.    4,600                                        163
                                                                     -----------
                                                                           1,413
      UTILITIES : ELECTRIC & GAS  1.8%
      --------------------------------------------------------------------------
    @ Alliant Energy Corp.    6,000                                          156
    @ Constellation Energy Group, Inc.    9,700                              374
    @ Edison International    17,300                                         464
    = Oneok, Inc.    10,100                                                  212
    @ Sempra Energy    6,300                                                 225
    @ Texas Genco Holdings, Inc.    6,800                                    315
    @ TXU Corp.    10,800                                                    428
    @ Xcel Energy, Inc.    8,800                                             151
                                                                     -----------
                                                                           2,325

      SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  10.2% of net assets

      U.S. Treasury Bond
         11.25%, 02/15/15                                    150           233
         8.88%, 08/15/17                                     200           277
         9.13%, 05/15/18                                      50            71
      U.S. Treasury Inflationary Bonds
         2.38%, 01/15/25                                     100           100
      U.S. Treasury Note
 @(7)    2.00%, 11/30/04                                   1,500         1,503
    @    1.75%, 12/31/04                                     500           500
  (5)    1.63%, 04/30/05                                   2,000         1,996
 @(1)    4.88%, 02/15/12                                   8,000         8,338

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)

      U.S. Treasury Stripped Bond
    @    0.00%, 11/15/16                                    300              161
                                                                     -----------
                                                                          13,179

      FOREIGN GOVERNMENT SECURITIES  4.7% of net assets

      Bundes Republic of Deutschland
      Series 00
 #(4)    5.25%, 07/04/10                                  1,700            2,210
      Series 97
    #    6.50%, 07/04/27                                    300              447
      Series 99
 #(2)    3.75%, 01/04/09                                  1,900            2,323
      UK Treasury Gilt
 #(9)    5.00%, 09/07/14                                    600            1,084
                                                                     -----------
                                                                           6,064
      CORPORATE BONDS  3.1% of net assets

      FIXED-RATE OBLIGATIONS  2.2%
      --------------------------------------------------------------------------
      AT&T Corp.
    @    8.50%, 11/15/31                                     90               90
      Centerpoint Energy
      Series B
         8.13%, 07/15/05                                    100              105
      DaimlerChrysler NA Holding
         7.40%, 01/20/05                                    400              409
      El Paso Corp.
    @    7.80%, 08/01/31                                    100               82
    @    7.75%, 01/15/32                                    150              122
      Federal Republic of Brazil
      Series C
         8.00%, 04/15/14                                    352              335
      Ford Motor Co.
    @    8.90%, 01/15/32                                    500              543
      Pemex Project Funding Master Trust
         9.13%, 10/13/10                                    250              291
      PP&L Capital Funding
      Series C
         7.75%, 04/15/05                                    100              103
      Republic of Panama
    @    9.38%, 01/16/23                                    250              261
      SBC Communications, Inc., 144A
         4.21%, 06/01/21                                    400              406
      United Mexican States
         5.88%, 01/15/14                                     75               74
                                                                     -----------
                                                                           2,821
      VARIABLE-RATE OBLIGATIONS  0.9%
      --------------------------------------------------------------------------
      Alcan, Inc., 144A
         1.43%, 12/08/04                                    200              200
      Entergy Gulf States, 144A
    @    2.01%, 09/18/04                                    200              200
      Federal Republic of Brazil
      Series EI
         2.06%, 10/15/04                                     64               64
      General Motors Acceptance Corp.
         3.16%, 08/19/04                                    400              405
      PG&E Corp.
         1.81%, 10/04/04                                    200              200
      TXU Energy Co, L.L.C. 144A
         2.37%, 10/14/04                                    100              100
                                                                     -----------
                                                                           1,169
      MUNICIPAL BONDS  1.3% of net assets

      FIXED-RATE OBLIGATIONS  1.3%
      --------------------------------------------------------------------------
      Golden State, California Securitization
      Corp.
      Revenue Bond, Series 2003-A-1
    @    6.25%, 06/01/33                                    250              227
      Massachusetts State Water Resource
      Authority
      General Revenue Bond, Series 2002J
   @+    5.00%, 08/01/32                                    250              249
      Tobacco Settlement Financing Corp. of
      Rhode Island
      Revenue Bond, Series 2002A
    @    6.25%, 06/01/42                                    500              412
      Triborough, New York Bridge & Tunnel
      Authority
      Revenue Bond, Series 2002B
   @+    5.00%, 11/15/32                                    750              742
                                                                     -----------
                                                                           1,630
      AGENCY MORTGAGE-BACKED SECURITIES  0.9% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  0.3%
      --------------------------------------------------------------------------
      Fannie Mae
      Series 2003-3 Class PA
         4.50%, 08/25/09                                    154              156
      Freddie Mac
      Series 2535 Class DT
         5.00%, 09/15/16                                    174              177
                                                                     -----------
                                                                             333
      U.S. GOVERNMENT AGENCY MORTGAGES  0.6%
      --------------------------------------------------------------------------
      Fannie Mae
      ARM Pool# 606116
         4.75%, 09/01/31                                     41               42
      Pool# 535846
         6.00%, 04/01/16                                     52               55
      Pool# 555454
         6.00%, 03/01/18                                     37               38
      Pool# 732153
         4.50%, 07/01/33                                    167              158
      Pool# 733910
         4.50%, 08/01/33                                    215              203
      Freddie Mac
      Pool# C90580
         6.00%, 09/01/22                                    319              330
                                                                     -----------
                                                                             826
      NON-AGENCY MORTGAGE-BACKED SECURITIES  0.9% of net assets

      FIXED-RATE OBLIGATIONS  0.3%
      --------------------------------------------------------------------------
      Bank of America Mortgage Securities
      Series 2004-2 Class 5A1
         6.50%, 10/25/19                                    239              242
      Residential Funding Mortgage Security I
      Series-S9 Class A1
         6.50%, 03/25/32                                    110              112
                                                                     -----------
                                                                             354

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      VARIABLE-RATE OBLIGATIONS  0.6%
      --------------------------------------------------------------------------
      Argent Securities, Inc.
      Series 2003-W3 Class AF1
         1.26%, 08/25/04                                     89               89
      Bear Stearns Adjustable Rate Mortgage Trust
      Series 2002-11 Class 1A1
         5.68%, 08/01/04                                    118              119
      Series 2002-5 Class 6A
         6.05%, 08/01/04                                     54               54
      Series 2002-9 Class 2A
         5.30%, 08/01/04                                    104              105
      Quest Trust
      Series 2004-X2 Class A1
         2.01%, 08/25/04                                    192              191
      Structured Asset Securities Corp.
      Series 2002-13 Class 2A1
         1.60%, 08/25/04                                    246              246
                                                                     -----------
                                                                             804
      SHORT-TERM INVESTMENTS  14.4% of net assets

      U.S. GOVERNMENT SECURITIES  0.7%
      --------------------------------------------------------------------------
      U.S. Treasury Bills
    =    1.14%, 09/02/04                                    210              210
    =    1.19%, 09/16/04                                     80               80
    =    1.23%, 09/16/04                                    300              299
    =    1.32%, 09/16/04                                     10               10
    =    1.39%, 09/16/04                                    270              270
                                                                     -----------
                                                                             869
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  13.7%
      --------------------------------------------------------------------------
      AB Spintab
         1.26%, 09/08/04                                    100              100
      Alcon Capital Corp.
         1.12%, 08/26/04                                    400              400
      Altria Group, Inc.
         1.80%, 10/29/04                                    350              350
      Bank of Ireland
         1.24%, 09/08/04                                  1,000              998
      Barclays U.S. Funding Corp.
         1.28%, 09/21/04                                  1,000              998
      CBA (Delaware) Finance, Inc.
         1.15%, 08/10/04                                    600              600
         1.21%, 08/23/04                                    100              100
         1.52%, 10/15/04                                    300              299
      Danske Corp.
         1.43%, 09/20/04                                    300              299
         1.52%, 10/18/04                                    600              598
      Den Norske Bank ASA
         1.26%, 09/20/04                                    500              499
         1.28%, 09/20/04                                    100              100
      Dexia Delaware, L.L.C.
         1.40%, 08/30/04                                    400              399
      ForeningsSparbanken AB (Swedbank)
 (10)    1.15%, 09/01/04                                  1,000              999
      General Electric Capital Corp.
         1.59%, 11/05/04                                  1,000              996
         1.60%, 11/09/04                                    200              199
      General Motors Acceptance Corp.
         2.50%, 04/05/05                                    200              197
      HBOS Treasury Services, PLC
         1.50%, 10/05/04                                    900              898
         1.59%, 10/26/04                                    200              199
      ING (U.S.) Funding, L.L.C.
         1.33%, 09/07/04                                  1,000              998
         1.49%, 10/05/04                                    100              100
      KFW International Finance
         1.11%, 08/20/04                                  1,000              999
         1.11%, 08/23/04                                    800              799
      Nordea North America, Inc.
         1.47%, 09/07/04                                  1,000              998
      Svenska Handelsbanken, Inc.
         1.25%, 09/01/04                                    200              200
         1.62%, 10/29/04                                    200              199
      Toyota Motor Credit Corp.
         1.33%, 09/07/04                                  1,000              999
      UBS Financial Services, Inc.
         1.35%, 08/26/04                                    100              100
         1.39%, 09/07/04                                  1,000              998
      Unicredit Delaware, Inc.
         1.47%, 09/14/04                                  1,000              998
      Westpac Capital Corp.
         1.09%, 08/12/04                                    900              900
         1.39%, 09/10/04                                    200              200
                                                                     -----------
                                                                          17,716
      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENTS  4.7% of net assets

      OTHER INVESTMENT COMPANIES  4.7%
      --------------------------------------------------------------------------
    = Provident Institutional Funds - TempCash                               497
         496,565
   @= Provident Institutional Funds - TempFund                             5,595
         5,595,071
                                                                     -----------
                                                                           6,092

                                                         NUMBER OF
      SECURITY DESCRIPTION                               CONTRACTS
      OPTIONS  0.0% of net assets

      PUT OPTIONS  0.0%
      --------------------------------------------------------------------------
      3 Month Euro Euribor Futures,
      Strike Price 95.875, Expires
      12/13/04                                                5               --
      3 Month Euro Euribor Futures,
      Strike Price 96, Expires 12/13/04                      11               --
      90 Day LIBOR Futures, Strike
      Price 91, Expires 03/16/05                              3               --
      90 Day LIBOR Futures, Strike
      Price 91.75, Expires 12/15/04                           5               --
                                                                     -----------
                                                                               0

END OF INVESTMENTS.

SCHWAB BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

      SECURITY                                      FACE AMOUNT         VALUE
           RATE, MATURITY DATE                      ($ x 1,000)      ($ x 1,000)
      SHORT SALES  8.6% of net assets

      U.S. GOVERNMENT SECURITIES  8.6%
      --------------------------------------------------------------------------
      U.S. Treasury Note
           4.38%, 05/15/07                                  500              518
           4.00%, 11/15/12                                1,100            1,077
           3.88%, 02/15/13                                4,800            4,640
           3.63%, 05/15/13                                3,200            3,031
           4.00%, 02/15/14                                1,900            1,831
                                                                     -----------
                                                                          11,097

                                                         NUMBER OF
      SECURITY DESCRIPTION                               CONTRACTS
      OPTIONS WRITTEN  0.1% of net assets

      CALL OPTIONS  0.1%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price
      3.80, Expires 10/07/04                                 50               --
      3 Month LIBOR, Strike Price
      4.00, Expires 10/31/05                                 70                3
      3 Month LIBOR, Strike Price
      5.00, Expires 01/07/05                                370               84
      U.S. Treasury Note Futures,
      Strike Price 115, Expires
      08/27/04                                                5               --
                                                                     -----------
                                                                              87
      PUT OPTIONS  0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price
      6.00, Expires 10/07/04                                 50               --
      3 Month LIBOR, Strike Price
      7.00, Expires 01/07/05                                370                1
      3 Month LIBOR, Strike Price
      7.00, Expires 10/31/05                                 70                3
                                                                     -----------
                                                                               4

END OF SHORT SALES AND OPTIONS WRITTEN.

At 7/31/04, the tax basis cost of the fund's investments was $129,386, and the unrealized gains and losses were $9,504 and ($3,780), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $906, or 0.7% of the fund's total net assets.

SCHWAB BALANCED MARKETMASTERS FUND

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000, except number of futures contracts.

SWAP AGREEMENTS


                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT    GAINS/(LOSSES)
         BRITISH POUNDS

         Interest Rate
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 4.25%, expires 03/17/05,
         Morgan Stanley                                   4,500             (34)
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 5.00%, expires 06/15/06,
         Barclays Bank                                    2,800               6
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 5.00%, expires 06/18/14,
         Barclays Bank                                      200               1

         EUROPEAN EURO

         Interest Rate
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 5.00%, expires 12/15/04,
         UBS AG                                           2,300             (54)
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 03/15/05,
         Barclays Bank                                      300               1
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 12/21/05,
         Goldman Sachs                                    1,200              (9)
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 12/21/05,
         Barclays Bank                                    1,100              (5)
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 6.00%, expires 06/18/14,
         JP Morgan Chase                                    300               1
         Receive variable rate payments of
         6 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 03/15/05,
         JP Morgan Chase                                    800              (2)

         U.S. DOLLARS

         Credit Default
         Eli Lilly & Co. Rate 0.16%,
         expires 12/20/08, Barclays Bank PLC                100              --
         Johnson & Johnson, Inc. Rate 0.11%,
         expires 12/20/08, Lehman Brothers, Inc.            100              --
         Eaton Corp. Rate 0.28%,
         expires 12/20/08, Citibank N.A                     100              --
         Whirlpool Corp. Rate 0.29%,
         expires 12/20/08, Lehman Brothers, Inc.            100               2
         Home Depot, Inc. Rate 0.12%,
         expires 12/20/08, Lehman Brothers, Inc.            100              --
         Fedex Corp. Rate 0.29%,
         expires 12/20/08, Citibank N.A                     100              --
         Allstate Corp. Rate 0.26%,
         expires 12/20/08, Morgan Stanley                   100              --
         Wal-mart Stores, Inc. Rate 0.14%,
         Expires 12/20/08, Citibank N.A                     200              --

SCHWAB BALANCED MARKETMASTERS FUND

         Ingersoll-Rand Co. Ltd. Rate 0.32%,
         expires 12/20/08, Merrill Lynch                    100              --
         Emerson Electric Co. Rate 0.21%,
         expires 12/20/08, Morgan Stanley                   100              --
         Autozone, Inc. Rate 0.35%,
         expires 12/20/08, UBS, AG                          200               3
         Radioshack Corp. Rate 0.35%,
         expires 12/20/08, Lehman Brothers, Inc.            100              --
         Masco Corp. Rate 0.30%,
         expires 12/20/08, Lehman Brothers, Inc.            100              --
         People's Republic of China Rate 0.40%,
         expires 06/20/09, Lehman Brothers, Inc.            200              (1)

         Interest Rate
         Receive variable rate payments of
         3 month LIBOR, Pay fixed rate
         payments of 5.00%, expires 12/15/04,
         Goldman Sachs                                    3,300              97
         Receive variable rate payments of
         3 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 12/15/04,
         UBS AG                                           5,300              (9)
         Receive variable rate payments of
         3 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 12/15/04,
         Barclays Bank                                      400               1
         Receive variable rate payments of
         3 month LIBOR, Pay fixed rate
         payments of 4.00%, expires 12/15/04,
         JP Morgan Chase                                  2,000              (9)
                                                                        --------
                                                                            (11)

FUTURES CONTRACTS

                                         NUMBER OF    CONTRACT      UNREALIZED
                                         CONTRACTS      VALUE     GAINS/(LOSSES)
         S&P 500 Index, Long
         expires 09/17/04                       13       3,579              (85)
         90 Day Eurodollar, Long
         expires 06/16/08                        1         237               --
         90 Day Eurodollar, Long
         expires 09/15/08                        1         237               --
         90 Day Eurodollar, Long
         expires 12/13/04                        2         488               (4)
         90 Day Eurodollar, Long
         expires 12/15/08                        1         236               --
         90 Day Eurodollar, Long
         expires 03/16/09                        1         236               --
         90 Day Eurodollar, Long
         expires 03/19/07                        2         477                1
         90 Day Eurodollar, Long
         expires 06/18/07                        2         476                1
         90 Day Eurodollar, Long
         expires 09/19/05                        7       1,689                4
         90 Day Eurodollar, Long
         expires 06/13/05                        2         484               (1)
         3 Month, Long
         Euro Euribor,
         expires 06/13/05                        3         878               (3)
         3 Month, Long
         Euro Euribor,
         expires 12/13/04                        8       2,353                1
         90 Day LIBOR, Long
         expires 03/16/05                        5       1,075                2
         UK Gilt, Long
         expires 09/28/04                        1         193                2

SCHWAB BALANCED MARKETMASTERS FUND

         10 Year, Long
         U.S. Treasury Note,
         expires 09/21/04                   120         13,286           323
         10 Year, Long
         U.S. Treasury Note,
         expires 12/20/04                     4            438             4
         30 Year, Short
         U.S. Treasury Note,
         expires 09/21/04                     2            216            (8)
         5 Year, Short
         U.S. Treasury Note,
         expires 09/21/04                    17          1,862             6
                                                                   -----------
                                                                         243

FORWARD FOREIGN CURRENCY CONTRACTS

                                       AMOUNT OF                         AMOUNT OF
                    CURRENCY TO       CURRENCY TO  CURRENCY TO         CURRENCY TO    UNREALIZED
EXPIRATION DATE     BE RECEIVED       BE RECEIVED  BE DELIVERED        BE DELIVERED  GAINS/(LOSSES)
    08/24/04      Brazilian Real             27    U.S. Dollars                8               1
    09/17/04      Brazilian Real             27    U.S. Dollars                8              --
    10/25/04      Brazilian Real             27    U.S. Dollars                8              --
    08/06/04      Chilean Pesos           1,870    U.S. Dollars                3              --
    08/18/04      Chilean Pesos          10,964    U.S. Dollars               17              --
    09/17/04      Chilean Pesos           5,454    U.S. Dollars                8              --
    09/08/04      China Renminbi          6,077    U.S. Dollars              750             (15)
    08/23/04      European Euro              63    U.S. Dollars               77              (1)
    08/23/04      U.S. Dollars               82    European Euro              66               2
    08/24/04      Hong Kong Dollars          70    U.S. Dollars                9              --
    09/20/04      Hong Kong Dollars          70    U.S. Dollars                9              --
    10/26/04      Hong Kong Dollars         125    U.S. Dollars               16              --
    09/21/04      India Rupee               814    U.S. Dollars               18              --
    09/21/04      India Rupee               543    U.S. Dollars               12              --
    08/25/04      Japanese Yen           53,381    U.S. Dollars              495             (15)
    08/24/04      South Korean Won       10,481    U.S. Dollars                9              --
    09/20/04      South Korean Won       10,620    U.S. Dollars                9              --
    10/28/04      South Korean Won       18,576    U.S. Dollars               16              --
    08/27/04      Mexican Pesos             177    U.S. Dollars               15              --
    09/21/04      Mexican Pesos             101    U.S. Dollars                9              --
    08/24/04      Peru New Sol               35    U.S. Dollars               10              --
    09/20/04      Peru New Sol               63    U.S. Dollars               18              --
    08/19/04      Russian Ruble             257    U.S. Dollars                9              --
    09/20/04      Russian Ruble             257    U.S. Dollars                9              --
    08/24/04      Singapore Dollars          15    U.S. Dollars                9              --
    09/20/04      Singapore Dollars          15    U.S. Dollars                9              --
    10/26/04      Singapore Dollars          27    U.S. Dollars               16              --
    08/24/04      Slovakian Koruna          329    U.S. Dollars               10              --
    09/21/04      Slovakian Koruna          602    U.S. Dollars               18              --
    08/24/04      Taiwanese Dollars         298    U.S. Dollars                9              --
    09/20/04      Taiwanese Dollars         299    U.S. Dollars                9              --
    08/24/04      South African Rand         67    U.S. Dollars               10               1
    08/24/04      U.S. Dollars                6    South African Rand         40              --
    08/24/04      U.S. Dollars                4    South African Rand         27              --
    09/21/04      South African Rand        123    U.S. Dollars               19               1
    09/21/04      U.S. Dollars               11    South African Rand         72              --
    09/21/04      U.S. Dollars                8    South African Rand         51              --
                                                                                         --------
                                                                                             (26)

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 *  American Depositary Receipt

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------------------------------
   93.2%  COMMON STOCK                                    117,718        122,199
    0.2%  SHORT-TERM INVESTMENTS                              250            250
    5.4%  OTHER INVESTMENTS                                 7,101          7,101
--------------------------------------------------------------------------------
   98.8%  TOTAL INVESTMENTS                               125,069        129,550
    1.2%  OTHER ASSETS AND
          LIABILITIES, NET                                                 1,542
--------------------------------------------------------------------------------
  100.0%  TOTAL NET ASSETS                                               131,092

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK  93.2% of net assets

     AIR TRANSPORTATION  1.2%
     --------------------------------------------------------------------------
   o AirTran Holdings, Inc.    55,500                                       619
   o Continental Airlines, Inc.    66,260                                   596
     Southwest Airlines, Inc.    23,500                                     340
                                                                 --------------
                                                                          1,555

     APPAREL  1.6%
     --------------------------------------------------------------------------
   o Aeropostale, Inc.    21,450                                            654
     Jones Apparel Group, Inc.    12,385                                    463
   o Jos. A. Bank Clothiers, Inc.    23,500                                 722
     OshKosh B'Gosh, Inc.    13,400                                         300
                                                                 --------------
                                                                          2,139

     AUTOMOBILE PRODUCTS / MOTOR VEHICLES  0.7%
     --------------------------------------------------------------------------
   o CSK Auto Corp.    48,590                                               673
   o Tower Automotive    59,300                                             187
                                                                 --------------
                                                                            860

     BANKS  1.0%
     --------------------------------------------------------------------------
     BankNorth Group, Inc.    11,800                                        376
     Mellon Financial Corp.    10,200                                       280
     North Fork Bancorp, Inc.    11,900                                     465
     Zions Bancorp.    3,500                                                212
                                                                 --------------
                                                                          1,333

     BUSINESS MACHINES & SOFTWARE  3.8%
     --------------------------------------------------------------------------
     3Com Corp.    124,650                                                  614
   o Ascential Software Corp.    38,600                                     474
   o Computer Horizons Corp.    111,600                                     434
   o F5 Networks, Inc.    10,800                                            283
   o Maxtor Corp.    38,400                                                 180
o(1) PalmOne, Inc.    62,700                                              2,522
   o Tech Data Corp.    5,200                                               195
   o Unisys Corp.    28,100                                                 288
                                                                 --------------
                                                                          4,990

     BUSINESS SERVICES  13.8%
     --------------------------------------------------------------------------
   o Agile Software Corp.    67,600                                         503
   o Akamai Technologies, Inc.    68,600                                  1,024
     Analogic Corp.    19,340                                               803
   o Ciber, Inc.    103,180                                                 774
   o Credence Systems Corp.    22,700                                       203
   o Digimarc Corp.    35,570                                               321
   o Doubleclick, Inc.    114,110                                           590
   o Eclipsys Corp.    61,530                                               924
   o eFunds Corp.    23,850                                                 390
   o Indus International, Inc.    30,000                                    46
   o InFocus Corp.    34,200                                                303
   o Informatica Corp.    74,530                                            452
   o Internet Security Systems, Inc.    51,070                              782
   o Interpublic Group of Cos., Inc.    25,800                              330
   o Ivillage, Inc.    64,200                                               332
   o Keane, Inc.    71,200                                                1,052
   o McAfee, Inc.    27,600                                                 496
   o Navigant Consulting, Inc.    22,200                                    465
   o Performance Food Group Co.    23,290                                   577
   o Polycom, Inc.    46,700                                                900
   o Priority Healthcare Corp., Class B    37,000                           829
   o Resources Connection, Inc.    7,200                                    279
     Reynolds & Reynolds Co., Class A    12,100                             268
   o RSA Security, Inc.    47,000                                           875
   o SafeNet, Inc.    38,400                                              1,116
   o SupportSoft, Inc.    24,000                                            212
   o Tetra Technologies, Inc.    24,650                                     650
   o Tibco Software, Inc.    85,240                                         603
   o Tier Technologies, Inc.    67,100                                      554
   o Vastera, Inc.    119,100                                               256
   o Veritas Software Corp.    19,200                                       366
   o Watson Wyatt & Co. Holdings    29,150                                  762
                                                                 --------------
                                                                         18,037

     CHEMICAL  1.1%
     --------------------------------------------------------------------------
     Airgas, Inc.    22,400                                                 487
     Olin Corp.    16,700                                                   289
   o OM Group, Inc.    20,300                                               650
                                                                 --------------
                                                                          1,426

     CONSTRUCTION  3.1%
     --------------------------------------------------------------------------
   o EMCOR Group, Inc.    8,600                                             372
   o Hovnanian Enterprises, Inc.    8,800                                   273
     Martin Marietta Materials, Inc.    12,130                              531
     Standard Pacific Corp.    13,500                                       626
o(5) Toll Brothers, Inc.    40,200                                        1,598
   o WCI Communities, Inc.    32,200                                        693
                                                                 --------------
                                                                          4,093

     CONSUMER DURABLES  1.1%
     --------------------------------------------------------------------------
     Hillenbrand Indutries, Inc.    7,300                                   415
     Leggett & Platt, Inc.    10,700                                        289
     Maytag Corp.    12,000                                                 246

SCHWAB SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   * Natuzzi S.P.A.    46,000                                               469
                                                                 --------------
                                                                          1,419
     CONTAINERS  0.4%
     --------------------------------------------------------------------------
   o Mobile Mini, Inc.    21,000                                            574

     ELECTRONICS  8.8%
     --------------------------------------------------------------------------
   o Agere Systems, Inc., Class B    327,500                                370
   o Alliant Techsystems, Inc.    6,300                                     397
   o Andrew Corp.    27,300                                                 296
     Anixter International, Inc.    13,000                                  435
   o Arrow Electronics, Inc.    17,400                                      412
     C & D Technologies, Inc.    59,700                                     937
   o Captaris, Inc.    48,300                                               267
   o Celestica, Inc.    16,300                                              280
   o Cox Radio, Inc.    5,800                                               100
   o Cypress Semiconductor Corp.    27,200                                  308
   o Electro Scientific Industries, Inc.   20,400                           525
   o General Cable Corp.    124,660                                       1,187
   o LSI Logic Corp.    42,600                                              217
   o Novellus Systems, Inc.    16,200                                       437
     PerkinElmer, Inc.    19,400                                            341
   o Powerwave Technologies, Inc.    81,200                                 450
   o Rofin-Sinar Technologies, Inc.    22,900                               486
   o Seagate Technology    10,000                                           115
   o Silicon Image, Inc.    20,700                                          248
   o Tekelec    44,700                                                      869
     Tektronix, Inc.    12,200                                              371
   o Teradyne, Inc.    28,100                                               480
   o Thermo Electron Corp.    14,100                                        363
   o TRC Cos., Inc.    44,080                                               674
   o Triquint Semiconductor, Inc.    79,600                                 322
   o Varian, Inc.    8,000                                                  303
   o Vishay Intertechnology, Inc.    25,200                                 391
                                                                 --------------
                                                                         11,581
     ENERGY : RAW MATERIALS  3.0%
     --------------------------------------------------------------------------
   o Cooper Cameron Corp.    8,400                                          429
     Devon Energy Corp.    6,100                                            424
     ENSCO International, Inc.    6,700                                     202
     Joy Global, Inc.    30,500                                             906
o(7) Offshore Logistics, Inc.    46,750                                   1,353
     Tidewater, Inc.    18,300                                              555
                                                                 --------------
                                                                          3,869
     FOOD & AGRICULTURE  2.5%
     --------------------------------------------------------------------------
     American Italian Pasta Co. Class A    32,970                           970
     Delta & Pineland Co.    28,150                                         632
   o Hain Celestial Group, Inc.    54,320                                   898
     Sensient Technologies Corp.    36,930                                  762
                                                                 --------------
                                                                          3,262
     GOLD  0.6%
     --------------------------------------------------------------------------
   o Kinross Gold Corp.    70,591                                           375
   o Meridian Gold, Inc.    33,200                                          440
                                                                 --------------
                                                                            815
     HEALTHCARE / DRUGS & MEDICINE  13.0%
     --------------------------------------------------------------------------
   o Accredo Heath, Inc.    23,100                                          748
   o Andrx Corp.    30,880                                                  801
   o Arthrocare Corp.    25,500                                             679
     Beckman Coulter, Inc.    5,700                                         315
   o Cardiodynamics International Corp.    99,500                           461
   o Centene Corp.    29,600                                              1,154
   o Charles River Laboratories, Inc.    8,300                              374
   o Cholestech Corp.    71,425                                             558
   o Community Health Systems, Inc.    20,120                               495
o(2) Cytec Corp.    85,600                                                2,069
   o Edwards Lifesciences Corp.    11,300                                   397
   o Enzon, Inc.    45,000                                                  559
     Health Management Associates, Inc.    10,400                           209
   o Health Net, Inc.    21,400                                             516
   o Human Genome Sciences, Inc.    43,100                                  432
   o Incyte Corp.    64,980                                                 400
   o Intuitive Surgical, Inc.    28,200                                     645
   o Ivax Corp.    18,750                                                   447
o(9) Martek Biosciences Corp.    27,600                                   1,306
     Perrigo Co.    37,300                                                  621
o(3) Pharmaceutical Product Developement, Inc.
     50,420                                                               1,768
   o Province Healthcare Co.    27,900                                      405
     Select Medical Corp.    41,890                                         538
   o Theragenics Corp.    66,100                                            275
   o Wright Medical Group, Inc.    29,700                                   821
                                                                 --------------
                                                                         16,993
     INSURANCE  1.5%
     --------------------------------------------------------------------------
     Assurant, Inc.    17,000                                               415
(10) Hooper Holmes, Inc.    256,670                                       1,188
     Old Republic International Corp.    13,400                             312
                                                                 --------------
                                                                          1,915
     MEDIA  1.1%
     --------------------------------------------------------------------------
   o Emmis Communications Corp.    30,240                                   597
   o Entercom Communications Corp.    3,800                                 146
   o Raindance Communications, Inc.    160,200                              232
     Readers Digest Association, Inc.    21,500                             307
   o Westwood One, Inc.    6,000                                            143
                                                                 --------------
                                                                          1,425
     MISCELLANEOUS  1.3%
     --------------------------------------------------------------------------
o(4) Sierra Wireless, Inc.    54,700                                      1,721

     MISCELLANEOUS FINANCE  4.0%
     --------------------------------------------------------------------------
   o Accredited Home Lenders Holding Co.    27,700                          868
     Countrywide Credit Industries, Inc.    3,000                           216
   o Knight Trading Group, Inc.    56,800                                   483
     MDC Holdings, Inc.    11,653                                           783
   o Piper Jaffray Cos., Inc.    5,180                                      211
   o Portfolio Recovery Associates, Inc.    35,900                          950
     Raymond James Financial, Inc.    15,400                                360
 (6) The Chicago Mercantile Exchange    10,900                            1,368
                                                                 --------------
                                                                          5,239
     NON-DURABLES & ENTERTAINMENT  2.6%
     --------------------------------------------------------------------------
   o California Pizza Kitchen, Inc.    42,000                               835
     Darden Restaurants, Inc.    15,400                                     329
   o Leapfrog Enterprises, Inc.    13,000                                   257
   o O'Charleys, Inc.    65,750                                           1,156

SCHWAB SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   o TiVo,Inc.    52,700                                                    298
     Tupperware Corp.    31,700                                             544
                                                                 --------------
                                                                          3,419
     NON-FERROUS METALS  1.3%
     --------------------------------------------------------------------------
   o Century Aluminum Co.    13,300                                         313
     Commercial Metals Co.    29,600                                      1,025
   o RTI International Metals, Inc.    26,200                               393
                                                                 --------------
                                                                          1,731
     OIL : DOMESTIC  4.4%
     --------------------------------------------------------------------------
     Chesapeake Energy Corp.    36,400                                      559
   o Comstock Resources, Inc.    45,400                                     955
   o Core Laboratories N.V.    13,000                                       286
   o Global Industry Ltd.    214,800                                      1,085
   o National Oilwell, Inc.    29,700                                       993
     Patterson Energy, Inc.    64,400                                     1,174
   o Plains Exploration & Production Co.   18,220                           380
   o Transocean, Inc.    14,000                                             398
                                                                 --------------
                                                                          5,830
     PAPER & FOREST PRODUCTS  0.0%
     --------------------------------------------------------------------------
     Meadwestavco Corp.    2,190                                             65

     PHARMACEUTICAL PREPARATIONS  0.2%
     --------------------------------------------------------------------------
   o Collagenex Pharmaceuticals    29,000                                   216

     PRODUCER GOODS & MANUFACTURING  8.1%
     --------------------------------------------------------------------------
     Baldor Electric Co.    38,500                                          881
   o Bucyrus International, Inc.    11,000                                  264
   o Coherent, Inc.    22,500                                               592
     Dover Corp.    5,800                                                   230
   o Flowserve Corp.    35,600                                              853
   o GrafTech International Ltd.    84,800                                  935
     Grainger, Inc.    8,500                                                450
   o GSI Lumonics, Inc.    22,500                                           301
   o II-VI, Inc.    3,100                                                    92
   o Ionics, Inc.    16,800                                                 454
     Nordson Corp.    14,100                                                590
o(8) Oceaneering International, Inc.    40,000                            1,323
     Pall Corp.    34,650                                                   803
     Steelcase, Inc., Class A    48,500                                     633
     Teleflex, Inc.    20,310                                               903
     The Manitowoc Co., Inc.    29,750                                    1,009
     York International Corp.    8,700                                      309
                                                                 --------------
                                                                         10,622
     REAL PROPERTY  1.6%
     --------------------------------------------------------------------------
   o FelCor Lodging Trust, Inc.    60,460                                   689
     Innkeepers USA Trust    80,280                                         842
     Post Properties, Inc.    20,830                                        583
                                                                 --------------
                                                                          2,114
     RETAIL  4.9%
     --------------------------------------------------------------------------
   o 99 Cents Only Stores    49,160                                         704
   o American Eagle Outfitters, Inc.    4,600                               151
   o Big 5 Sporting Goods Corp.    8,400                                    179
   o Charlotte Russe Holding, Inc.    20,940                                430
   o Coldwater Creek, Inc.    6,750                                         127
   o Gander Mountain Co.    21,700                                          465
   o Genesco, Inc.    52,040                                              1,117
   o Guess, Inc.    31,590                                                  512
   o J. Jill Group, Inc.    26,800                                          498
     J.C. Penny Co., Inc.    4,600                                          184
     Longs Drug Stores Co.    37,220                                        782
     Silgan Holdings, Inc.    1,900                                          91
     Talbots, Inc.    10,100                                                311
     The TJX Max Cos., Inc.    2,400                                         56
     Winn Dixie Stores, Inc.    120,650                                     763
                                                                 --------------
                                                                          6,370
     STEEL  2.6%
     --------------------------------------------------------------------------
   o AK Steel Holding Corp.    98,300                                       652
   o Cleveland Cliffs, Inc.    16,100                                     1,055
     Gibraltar Steel Corp.    3,200                                         103
     Schnitzer Steel Industries, Inc., Class A
       29,600                                                               916
     Steel Dynamics, Inc.    22,200                                         727
                                                                 --------------
                                                                          3,453
     TELEPHONE  1.4%
     --------------------------------------------------------------------------
   o Ciena Corp    358,800                                                1,012
   o Commonwealth Telephone Enterprises, Inc.
       12,160                                                               545
   o Talk America Holdings, Inc.    46,800                                  303
                                                                 --------------
                                                                          1,860
     TRAVEL & RECREATION  1.8%
     --------------------------------------------------------------------------
     Carnival Corp.    6,100                                                284
     Central Parking Corp.    37,850                                        603
     Choice Hotels International, Inc.    8,300                             437
   o Vail Resorts, Inc.    54,210                                         1,058
                                                                 --------------
                                                                          2,382
     TRUCKING & FREIGHT  0.7%
     --------------------------------------------------------------------------
     Arkansas Best Corp.    1,900                                            66
     Overnite Corp.    27,600                                               825
                                                                 --------------
                                                                            891

     SECURITY                                     FACE AMOUNT
       RATE, MATURITY DATE                        ($ x 1,000)
     SHORT-TERM INVESTMENTS  0.2% of net assets

     U.S. GOVERNMENT SECURITIES  0.2%
     --------------------------------------------------------------------------
   = U.S. Treasury Bills
       1.23%, 09/16/04                                    250               250

     SECURITY AND NUMBER OF SHARES

     OTHER INVESTMENTS  5.4% of net assets

     OTHER INVESTMENT COMPANIES  5.4%
     --------------------------------------------------------------------------
   = Provident Institutional Funds - TempCash
       576,584                                                              577

SCHWAB SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   = Provident Institutional Funds - TempFund
     6,523,562                                                             6,524
                                                                  --------------
                                                                           7,101

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $125,245, and the unrealized gains and losses were $14,007 and ($9,702), respectively.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000, except number of futures contracts.

FUTURES CONTRACTS

                                   NUMBER OF        CONTRACT        UNREALIZED
                                   CONTRACTS          VALUE       GAINS/(LOSSES)
     S&P 500 Index, Long
     expires 09/17/04                      5           1,376                   3

SCHWAB CAPITAL TRUST

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)     ($X1,000)
-------------------------------------------------------------------------------
 94.2%  FOREIGN COMMON STOCK                              472,323      522,270
  0.3%  SHORT-TERM INVESTMENTS                              1,498        1,498
  5.7%  OTHER INVESTMENTS                                  31,694       31,694
-------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                                 505,515      555,462
(0.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                  (956)
-------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               554,506

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     FOREIGN COMMON STOCK  94.2% of net assets

     AUSTRALIA  1.9%
     --------------------------------------------------------------------------
     Australia and New Zeland Banking Group
        Ltd.    305,000                                                   3,857
     Billabong International Ltd.    70,500                                 401
     Commonwealth Bank of Australia    34,850                               762
     John Fairfax Holdings Ltd.    1,121,000                              2,959
     Macquarie Bank Ltd.    37,000                                          856
     Perpetual Trustees Australia Ltd.    14,000                            451
     Sigma Co. Ltd.    91,700                                               537
     Toll Holdings Ltd.    124,000                                          913
                                                                 --------------
                                                                         10,736

     AUSTRIA  0.4%
     --------------------------------------------------------------------------
     Erste Bank der Oesterreichischen Sparkassen
        AG    52,600                                                      2,042

     BELGIUM  0.6%
     --------------------------------------------------------------------------
   o Icos Vision Systems Corp. N.V.    18,271                               429
     Interbrew SA    64,600                                               1,956
   o Option International N.V.    35,549                                    798
                                                                 --------------
                                                                          3,183

     BRAZIL  0.8%
     --------------------------------------------------------------------------
   * Banco Bradesco SA    100                                                 5
     Banco Bradesco SA Preffered    4,575                                     -
     Banco Itau SA Preffered    13,817,150                                1,290
   * Companhia de Bebidas Spon    8,600                                     177
   * Eregli Demir Ve Celik Fabrik    166,479,519                            516
     Gerdau SA    50,202                                                    715
   o Natura Cosmeticos SA    23,100                                         398
   * Petroleo Brasileiro SA    18,600                                       526
  *o Telesp Celular Participacoes SA    123,400                             814
                                                                 --------------
                                                                          4,441

     CANADA  3.2%
     --------------------------------------------------------------------------
   o Alimentation Couche-Tard, Inc.    33,900                               702
   o CanWest Global Communications Corp.    5,400                            43
   o Cognos, Inc.    23,200                                                 785
     Corus Entertainment, Inc.    38,500                                    699
     Encana Corp.    55,100                                               2,442
   o Extendicare, Inc., Class A    161,315                                1,760
     Home Capital Group, Inc., Class B    62,145                          1,052
   o MacDonald, Dettwiler and Associates Ltd.
        1,050                                                                20
     Manulife Financial Corp.    69,500                                   2,782
  *o Nortel Networks Corp.    61,800                                        226
     Peyto Energy Trust    64,421                                         1,626
   o Precision Drilling Corp.    16,800                                     834
   o Research in Motion Ltd.    13,300                                      823
   o Shoppers Drug Mart Corp.    23,700                                     609
  *o Sierra Wireless, Inc.    68,218                                      2,147
     Suncor Energy, Inc.    46,400                                        1,340
                                                                 --------------
                                                                         17,890

     CHILE  0.3%
     --------------------------------------------------------------------------
  *o Cencosud SA 144A    21,500                                             409
   * LanChile SA    37,400                                                  723
     S.A.C.I. Falabella SA    219,700                                       493
                                                                 --------------
                                                                          1,625

     CHINA  0.1%
     --------------------------------------------------------------------------
     Zhejiang Expressway Co. Ltd.    906,000                                668

     CROATIA  0.2%
     --------------------------------------------------------------------------
   o Transat A.T. Inc.    73,668                                          1,131

     CZECH REPUBLIC  0.2%
     --------------------------------------------------------------------------
     Cesky Telecom A/S    84,649                                          1,012

     DENMARK  0.9%
     --------------------------------------------------------------------------
     Bang Olufsen A/ S Class B    26,073                                  1,448
   o Bavarian Nordic A/S    6,618                                           611
     Bryggerigruppen A/S    7,585                                           480
     H. Lundbeck A/S    12,700                                              254
     Novo Nordisk A/S    20,300                                           1,032
   o TopDanmark Development  A/S    16,773                                1,001
                                                                 --------------
                                                                          4,826

     EGYPT  0.1%
     --------------------------------------------------------------------------
   o Orascom Construction Industries    42,200                              667

     ESTONIA  0.1%
     --------------------------------------------------------------------------
     Hansabank Ltd.    38,800                                               321

     FINLAND  0.9%
     --------------------------------------------------------------------------
     Metso Oyj    171,100                                                 2,221
     Nokian Renkaat Oyj    22,495                                         2,134

SCHWAB INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
    SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Perlos Oyj    74,168                                                   721
                                                                 --------------
                                                                          5,076
     FRANCE  7.2%
     --------------------------------------------------------------------------
   o Alten    15,860                                                        286
     Aventis SA    45,300                                                 3,518
     Banque National de Paris    39,800                                   2,318
   o Christian Dior SA    21,400                                          1,301
     Credit Agricole SA    23,345                                           551
     Hermes International    6,900                                        1,333
     Ipsos    11,327                                                      1,151
   o JC Decaux SA    165,000                                              3,512
     Klepierre    9,500                                                     633
     M6 Metropole Television    18,400                                      463
   o Michelin (C.G.D.E.), Class B    49,500                               2,753
     Mr. Bricolage SA    6,300                                              170
     Neopost SA    78,100                                                 4,532
   o Orpea    23,100                                                        551
   o PagesJaunes SA    50,913                                               887
     Pernod-Ricard    18,375                                              2,201
     Publicis Groupe SA    140,000                                        3,796
     Sanofi-Synthelabo SA    42,200                                       2,799
     SR Teleperformance    68,442                                         1,522
     Total SA, Class B    10,700                                          2,078
     Trader Classified Media N.V.    35,558                                 399
   o Vivendi Universal SA    117,000                                      2,926
                                                                 --------------
                                                                         39,680
     GERMANY  7.2%
     --------------------------------------------------------------------------
     Allianz AG    34,445                                                 3,330
     AWD Holding AG    26,976                                               945
     Balda AG    79,773                                                     667
 (2) Bayerische Motoren-Werke AG    168,100                               7,472
     Deutsche Boerse AG    104,100                                        5,073
   o Deutsche Telekom AG    7,200                                           121
     DIS Deutscher Industrie Service AG    21,746                           631
     Funkwerk AG    9,004                                                   363
     GFK  AG    41,171                                                    1,125
     Grenskeleasing AG    23,632                                            925
     Henkel KGaA    48,000                                                3,269
     Henkel KGaA - VORZUG    13,960                                       1,025
     Krones AG    6,688                                                     631
     Linde AG    33,800                                                   1,835
     MPC Muenchmeyer Petersen Capital AG    23,760                        1,692
     Muenchener Rueckversicherungs-Gesellschaft
        AG    28,929                                                      2,779
     ProSiebenSat.1 Media AG Preffered    68,375                          1,180
     Puma AG    3,780                                                       892
     SAP AG    20,900                                                     3,352
  *o SBS Broadcasting SA    47,622                                        1,729
     Schering AG    1,200                                                    67
   o Techem AG    35,724                                                    858
                                                                 --------------
                                                                         39,961
     GREECE  1.0%
     --------------------------------------------------------------------------
     Coca-Cola Hellenic Bottling Co. SA    57,200                         1,348
     EFG Eurobanck Ergasias    32,000                                       691
     Folli-Follie SA    20,800                                              685
   o Fourlis SA    49,210                                                   296
     Germanos SA    61,829                                                1,632
     National Bank of Greece SA    31,780                                   678
   o OPAP SA    16,200                                                      311
                                                                 --------------
                                                                          5,641
     HONG KONG  1.7%
     --------------------------------------------------------------------------
     China Insurance International Holdings Co.
        Ltd.    946,900                                                     391
     China Mobile Ltd.    133,800                                           388
     Citic Pacific Ltd.    225,800                                          546
   o CNOOC Ltd.    6,141,900                                              2,953
     Esprit Holdings Ltd.    153,500                                        683
     Giordano International Ltd.    1,436,000                               870
   o Global Bio-Chem Technology Warrants    90,000                            8
     Hong Kong & China Gas Co. Ltd.    310,600                              541
     Li & Fung Ltd.    316,200                                              438
     Sinopec Beijing Yanhua Petrochemical Co.
        Ltd.    1,652,000                                                   604
     Techtronic Industries Co., Ltd.    1,314,000                         1,954
                                                                 --------------
                                                                          9,376
     INDIA  0.8%
     --------------------------------------------------------------------------
     Bharat Forge Ltd.    20,500                                            301
   o Bharat Forge Ltd. Rights    1,025                                        -
     Biocon Ltd.    55,300                                                  644
     HDFC Bank Ltd.    64,800                                               524
     Housing Development Finance Corp., Ltd.
        57,700                                                              716
   o Infosys Technologies Ltd.    35,600                                  1,193
     Maruti Udyog Ltd.    83,600                                            765
   o Mphasis BFL Ltd.    52,100                                             325
                                                                 --------------
                                                                          4,468
     INDONESIA  0.2%
     --------------------------------------------------------------------------
   o PT Bank Rakyat Indonesia    3,035,000                                  573
     PT Unilever Indonesia Tbk    1,304,500                                 539
                                                                 --------------
                                                                          1,112
     IRELAND  1.5%
     --------------------------------------------------------------------------
     Anglo Irish Bank Corp. PLC    47,900                                   759
     Anglo Irish Bank Corp. PLC    8,400                                    132
     Bank of Ireland    324,000                                           4,205
     Bank of Ireland    111,000                                           1,441
   o Grafton Group PLC - UTS    27,600                                      223
   o Grafton Group PLC - UTS    40,300                                      325
   o Paddy Power PLC    65,940                                              790
   o United Drug PLC    133,957                                             468
                                                                 --------------
                                                                          8,343
     ISRAEL  0.3%
     --------------------------------------------------------------------------
  *o Orbotech Ltd.    25,000                                                425
   * Teva Pharmaceutical Industries Ltd.    41,000                        1,214
                                                                 --------------
                                                                          1,639
     ITALY  2.5%
     --------------------------------------------------------------------------
     Banco Popolare di Verona e Novara Scrl
        240,900                                                           4,020
     Credito Emiliano SPA    68,800                                         563
     Eni SPA    62,000                                                    1,277

SCHWAB INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     Interpump Group SPA    106,390                                         582
     Intesabci SPA    89,100                                                330
     Merloni Elettrodomestici SPA    29,700                                 520
     Pirelli & C. Real Estate SPA    14,700                                 506
     Saipem SPA    125,242                                                1,193
     San Paolo IMI SPA    135,000                                         1,544
     Unicredito Italiano SPA    724,000                                   3,469
                                                                 --------------
                                                                         14,004
     JAPAN  17.5%
     --------------------------------------------------------------------------
   o AEON Co. Ltd.    2,500                                                  86
     Aeon Credit Service Co. Ltd.    13,500                                 827
     Aeon Mall Co. Ltd    11,300                                            576
     All Nippon Airways Co. Ltd.    99,000                                  302
     Arbeit-Times Co., Ltd.    36,409                                       817
     Arealink Co. Ltd.    581                                             1,449
   o Arnest One Corp.    12,100                                             358
     Askul Corp.    9,400                                                   590
     Canon, Inc.    60,600                                                2,958
   o Chiyoda Corp.    96,000                                                640
     Credit Saison Co. Ltd.    55,200                                     1,669
   o Cyber Agent Ltd.    126                                                889
     Cybernet Systems Co. Ltd.    389                                     1,270
     Daiwa Securities Group, Inc.    176,000                              1,154
     Diamond City Co. Ltd.    27,000                                      1,030
     East Japan Railway Co.    229                                        1,247
     en-Japan, Inc.    241                                                  335
   o en-Japan, Inc. W/I    241                                                3
   o EPS Co. Ltd    336                                                   1,399
     Fast Retailing Co. Ltd.    19,700                                    1,387
     First Juken Co. Ltd.    17,000                                         374
   o First Juken Co. Ltd. W/I    16,567                                     354
   o Fuji Television Network, Inc.    193                                   421
     Geomatec Co. Ltd.    31,000                                            971
     Goldcrest Co. Ltd.    12,100                                           782
     Hino Motors Ltd.    161,300                                          1,158
     Honda Motor Co. Ltd.    61,300                                       2,981
     Hoya Corp.    16,700                                                 1,716
     Index Corp.    93                                                      421
   o J-Oil Mills, Inc.    219,000                                           782
   o Japan Airlines System Corp.    254,000                                 736
     Kappa Create Co. Ltd.    3,500                                         178
   o Kennedy-Wilson Japan    289                                          1,315
     Keyence Corp.    12,000                                              2,537
     Koha Co. Ltd.    3,300                                                 102
     Komatsu Electronic Metals Co. Ltd.    23,400                           252
     Komatsu Ltd.    41,600                                                 245
     Matsui Securities Co. Ltd    17,700                                    486
     Meitec Corp.    102,000                                              3,569
     Misumi Corp.    18,600                                                 546
     Mitsubishi Tokyo Financial Group, Inc.    316                        2,827
     Nakanishi, Inc.    6,000                                               420
   o Neomax Co., Ltd.    21,000                                             339
   o Nihon Dempa Kogyo Co. Ltd.    30,200                                   725
     Nikko Cordial Corp.    425,600                                       1,928
     Nippon Broadcasting System, Inc.    3,750                              185
     Nitori Co. Ltd.    10,580                                              652
     Nitto Denko Corp.    29,600                                          1,238
     NIWS Co. Ltd.    714                                                 1,839
     Nomura Holdings, Inc.    79,300                                      1,087
     Okinawa Cellular Telephone Co.    228                                2,189
     Olympus Optical Co. Ltd.    218,900                                  4,232
     Orix Corp.    29,200                                                 3,154
     Park24 Co. Ltd.    15,100                                              527
     Pasona, Inc.    190                                                    472
     Phoenix Electric Co. Ltd    16,500                                     742
     Point, Inc.    63,860                                                1,553
   o Point, Inc. W/I    30,930                                              721
     Promise Co. Ltd.    25,900                                           1,678
   o Roland DG Corp.    11,800                                              517
   o Ryohin Keikaku Co. Ltd.    8,000                                       361
     Sanei-International Co. Ltd.    39,920                               1,429
     Sawai Pharmaceutical Co. Ltd.    10,500                                419
   o Seven-Eleven Japan Co. Ltd.    8,000                                   245
     Sharp Corp.    140,000                                               2,021
     Shinsei Bank Ltd.    170,000                                           927
     Showa Shinku Co. Ltd.    15,800                                        210
     Shuei Yobiko Co. Ltd.    14,100                                        440
     Sk-Electronics Co. Ltd.    142                                       1,350
     SMC  Corp.    21,000                                                 2,054
   o Sugi Pharmacy Co. Ltd.    7,700                                        261
     Sumitomo Trust and Banking Co. Ltd.
        478,900                                                           2,801
     Sysmex Corp.    51,000                                               1,583
   o Take and Give Needs Co. Ltd.    193                                  2,061
 (8) Takeda Chemical Industries Ltd.    121,000                           5,656
     Tamron Co. Ltd.    34,100                                            1,361
     The Bank of Yokohama Ltd.    247,300                                 1,342
     The Fuji Fire & Marine Insurance Co. Ltd.
        10,500                                                               33
     Toho Pharmaceutical Co., Ltd.    62,000                              1,014
     Tokyo Broadcasting System, Inc.    35,400                              603
     Tokyu Corp.    182,100                                                 835
     Toto Ltd.    100,000                                                   972
     Toyo Tire & Rubber Co.    461,000                                    1,353
     USS Co. Ltd.    6,730                                                  543
   o Watabe Wedding Corp.    13,700                                         289
     Yamato Transport Co. Ltd.    44,400                                    706
                                                                 --------------
                                                                         96,806
     MEXICO  2.6%
     --------------------------------------------------------------------------
     America Mobil SA de CV    885,500                                    1,583
   o Consorcio ARA SA de CV    120,200                                      326
   o Corporacion Geo SA , Series B    1,147,763                           1,569
   * Fomento Economico Mexicano SA de CV    44,300                        1,947
   * Grupo Aeroportuario del Sureste SA de CV
        17,738                                                              378
*(6) Grupo Televisa SA de CV    127,400                                   5,988
   o Urbi Desarrollos Urbanos SA de CV    128,200                           443
     Wal-Mart de Mexico SA de CV, Series V
        812,200                                                           2,476
                                                                 --------------
                                                                         14,710
     NETHERLANDS  3.5%
     --------------------------------------------------------------------------
     AKZO Nobel N.V.    127,000                                           4,192
   o ASM Lithography Holding N.V.    119,600                              1,709
  *o ASML Holding N.V.    17,000                                            242
 (9) Euronext N.V.    204,000                                             5,438
     Fortis N.V.    154,120                                               3,360
     Heineken Holding N.V.    96,400                                      2,674
     Ordina Beheer N.V.    71,150                                           690
     Unilever NV    18,800                                                1,158
                                                                 --------------
                                                                         19,463

SCHWAB INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     NORWAY  0.9%
     --------------------------------------------------------------------------
     Ekornes ASA    63,360                                                1,208
   o Tandberg Television ASA    352,459                                   2,442
     Telenor ASA    158,800                                               1,082
                                                                 --------------
                                                                          4,732
     POLAND  0.1%
     --------------------------------------------------------------------------
     Bank Polska Kasa Opieki Grupa Pekao  SA
        16,900                                                              527
     PORTUGAL  0.3%
     --------------------------------------------------------------------------
   o Impresa Sociedade Gestora de Participacoes
        SA    147,769                                                       737
   o SonaeCom SGPS SA    247,965                                            988
                                                                 --------------
                                                                          1,725
     RUSSIA  0.5%
     --------------------------------------------------------------------------
   * Lukoil Holding Co.    12,500                                         1,363
   * Mobile Telesystems    2,700                                            316
   * Sibneft    15,600                                                      382
  *o Uralsvyazinform    137,000                                             808
                                                                 --------------
                                                                          2,869
     SINGAPORE  2.0%
     --------------------------------------------------------------------------
   o Accord Customer Care Solutions Ltd.
        4,569,000                                                         1,819
     Cosco Investments    3,425,520                                       1,712
     DBS Group Holdings Ltd.    138,200                                   1,245
     MFS Technology Ltd.    727,500                                         302
     Osim International Ltd.    423,600                                     251
   o Singapore Airlines Ltd.    65,800                                      424
     Singapore Telecommunications Ltd.    748,900                           997
     Unisteel Technology Ltd.    350,000                                    254
     United Overseas Bank Ltd.    482,000                                 3,838
                                                                 --------------
                                                                         10,842
     SOUTH AFRICA  0.3%
     --------------------------------------------------------------------------
     Edgars Consolidated Stores Ltd.    23,900                              608
     MTN Group Ltd.    182,400                                              783
     Nortel Healthcare Holdings Ltd.    682,500                             490
                                                                 --------------
                                                                          1,881
     SOUTH KOREA  1.4%
     --------------------------------------------------------------------------
     Hyundai Motor Co. Ltd.    23,300                                       865
     Kumho Electric, Inc.    34,900                                       1,110
     Samsung Electronics Co. Ltd. Preferred
        5,600                                                             1,997
     SK Telecom Co. Ltd.    26,900                                        3,657
                                                                 --------------
                                                                          7,629
     SPAIN  1.8%
     --------------------------------------------------------------------------
     Aldeasa SA    36,941                                                 1,063
     Altadis SA    40,713                                                 1,273
     Amadeus Global Travel Distribution SA Class
        A    19,000                                                         121
     Banco Popular Espanol SA    14,500                                     781
     Cortefiel SA    69,892                                                 778
     Grupo Ferrovial SA    20,200                                           881
     Inditex SA    9,000                                                    206
     Prisa-Promotora de Informaciones SA
        102,900                                                           1,660
     Repsol YPF    77,400                                                 1,644
     Telefonica SA    106,453                                             1,552
                                                                 --------------
                                                                          9,959
     SWEDEN  1.4%
     --------------------------------------------------------------------------
   o Ericsson Telefonab LM AB, Class B
        1,757,000                                                         4,693
  *o Erricson Telefonab LM SP    43,100                                   1,151
     Gunnebo AB    40,000                                                   438
   o Oriflame Cosmetics SA    14,500                                        482
     Q-Med AB    51,440                                                   1,227
                                                                 --------------
                                                                          7,991
     SWITZERLAND  8.7%
     --------------------------------------------------------------------------
   o Actelion Holdings Ltd.    5,800                                        554
     Clariant AG    168,305                                               2,269
   o Credit Suisse Croup    117,200                                       3,761
     Givaudan AG    7,150                                                 4,097
     Julius Baer Holding AG, Class B    3,090                               832
   o Leica Geosystems AG    2,766                                           547
   o Logitech International SA    2,850                                     123
     Lonza Group AG    90,000                                             3,978
   o Micronas Semiconductor Holding AG    9,483                             394
 (1) Nestle SA    32,007                                                  8,181
     Novartis AG    110,000                                               4,923
     PubliGroupe SA    2,510                                                710
   o Roche Holding AG Genusschein    15,200                               1,503
     Schweizerische Rueckversicherung    10,400                             608
     Serono SA, Class B    4,549                                          2,816
   o SEZ Holding AG    55,338                                             1,551
     Swatch Group AG    15,700                                            2,000
   o Syngenta AG    31,700                                                2,620
   o Temenos Group AG    59,436                                             486
 (5) United Bank of Switzerland AG    93,250                              6,239
                                                                 --------------
                                                                         48,192
     TAIWAN  1.3%
     --------------------------------------------------------------------------
   o Career Technology (MFG.) Co. Ltd.    751,000                         1,023
     Chicony Electronics Co. Ltd.    200                                      -
   * Chunghwa Telecom Co. Ltd.    65,900                                  1,060
   o Eva Airways Corp.    1,127,015                                         418
     Hon Hai Precision Industry Co. Ltd.
        197,000                                                             710
     King Yuan Electronics Co. Ltd.    1,697,451                          1,353
     Novatek Microelectronics Corp. Ltd.
        155,000                                                             408
     Optimax Technology Corp.    457,240                                    969
     Powertech Technology, Inc.    784,300                                1,200
   o Powertech Technology, Inc. Rights    58,734                             15
                                                                 --------------
                                                                          7,156
     THAILAND  0.1%
     --------------------------------------------------------------------------
     Advanced Info Service Public Co. Ltd.
        43,400                                                              101
     Tisco Financial Public Co. Ltd.    482,700                             298
                                                                 --------------
                                                                            399

SCHWAB INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     TURKEY  0.3%
     --------------------------------------------------------------------------
  *o Dogan Yayin Holding A/S    148,952,595                                 508
     Enka Insaat ve Sanayi A/S    25,889,936                                543
     Eregli Demir Ve Celik Fabrikalari
        20,076,534                                                           62
   o Otokar Otobus Karoseri Sanayi A/S
        156,470,008                                                         581
                                                                 --------------
                                                                          1,694
     UNITED KINGDOM  19.3%
     --------------------------------------------------------------------------
   o Acambis PLC    217,718                                               1,350
     Aegis Group PLC    1,900,000                                         2,894
     Allied Domecq PLC    49,898                                            404
   o Ashtead Group PLC    1,845,942                                       1,569
     Associated British Ports Holdings PLC
        474,000                                                           3,478
   o AstraZeneca PLC    29,200                                            1,307
     BG Group PLC    404,800                                              2,523
     BP PLC    392,900                                                    3,687
     British American Tobacco PLC    14,400                                 219
(10) British Sky Broadcasting Group PLC    473,975                        5,210
     Cadbury Schweppes PLC    626,000                                     5,125
   o Cairn Energy PLC    22,100                                             569
     Capital Group PLC    230,400                                         1,282
     Carnival PLC    55,209                                               2,701
     Cattles PLC    94,900                                                  517
   o Cobham PLC    27,600                                                   690
     Compass Group PLC    603,400                                         3,508
     CSR PLC    271,062                                                   1,762
 (3) Diageo PLC    584,800                                                7,247
   o Enodis PLC    1,515,000                                              2,507
     French Connection Group PLC    230,873                               1,555
     Galen Holdings PLC    45,600                                           497
 (4) GlaxoSmithKline PLC    331,000                                       6,723
     Imperial Chemical Industries PLC    506,760                          2,092
     ITV PLC    1,560,602                                                 2,966
     Kesa Electricals PLC    147,360                                        753
     Kingfisher PLC    580,763                                            2,999
   o Lloyds TSB Group PLC    348,000                                      2,609
     Man Group PLC    43,300                                              1,030
     Marks & Spencer Group PLC    344,300                                 2,172
     McCarthy & Stone PLC    40,300                                         396
     Michael Page Group PLC    1,128,200                                  3,529
     Mothercare PLC    172,808                                            1,007
     Next PLC    39,300                                                   1,070
   o Orascom Telecommunications    58,100                                   576
     Pearson PLC    63,600                                                  713
   o Pendragon PLC    232,421                                             1,327
     Premier Farnell PLC    72,200                                          275
     Reckitt Benkiser PLC    76,197                                       2,084
     Reed Elsevier PLC    514,000                                         4,552
     RTL Group SA    10,660                                                 596
     Sainsbury (J) PLC    173,250                                           850
     Savills PLC    118,029                                                 907
     Signet Group PLC    1,780,000                                        3,512
     Smith & Nephew PLC    158,700                                        1,602
     Standard Chartered PLC    129,500                                    2,142
 (7) Tesco PLC    1,247,800                                               5,775
   o Ultra Electronics Holdings PLC    73,431                               827
   o Vodafone Group PLC    789,000                                        1,711
     Whatman PLC    150,160                                                 563
   o Wolfson Microelectronics PLC    330,185                              1,261
                                                                 --------------
                                                                        107,220
     UNITED STATES  0.1%
     --------------------------------------------------------------------------
  *o Steiner Leisure Ltd.    26,481                                         633

     SECURITY                                     FACE AMOUNT
      RATE, MATURITY DATE                         ($ x 1,000)
     SHORT-TERM INVESTMENTS  0.3% of net assets

     U.S. GOVERNMENT SECURITIES  0.3%
     --------------------------------------------------------------------------
   = U.S. Treasury Bills
         1.23%, 09/16/04                                1,500             1,498

     SECURITY AND NUMBER OF SHARES

     OTHER INVESTMENTS 5.7% of net assets

     OTHER INVESTMENT COMPANIES 5.7%
     --------------------------------------------------------------------------
     Provident Institutional Funds - TempCash                             4,768
        4,768,305
   = Provident Institutional Funds - TempFund
        26,925,992                                                       26,926
                                                                 --------------
                                                                         31,694

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $509,131 the unrealized gains and losses were $61,231 and ($14,900) respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A securities worth $409 or 0.01% of the fund's total net assets.

SCHWAB INTERNATIONAL MARKETMASTERS FUND

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000, except number of futures contracts

FUTURES CONTRACTS

                              Number of       Contract       Unrealized
                              Contracts         Value       Gains/(Losses)
S&P 500 Index
expires 09/17/04                     53         14,590               (148)

FORWARD FOREIGN CURRENCY CONTRACTS

                                             Amount of                            Amount of
                        Currency to          Currency to       Currency to       Currency to       Unrealized
Expiration Date         be received          be received       be Delivered      be Delivered     Gains/(Losses)
   08/02/04           U.S. Dollars                203          European Euro          169                     --
   08/02/04           Hong Kong Dollars           509          U.S. Dollars            65                     --
   08/02/04           Japanese Yen             30,354          U.S. Dollars           272                     --
   08/02/04           Singapore Dollars            33          U.S. Dollars            19                     --
   08/02/04           European Euro               202          U.S. Dollars           244                     --
   08/02/04           Mexican Pesos             2,519          U.S. Dollars           221                     --
   08/03/04           U.S. Dollars                543          European Euro          452                     --
   08/03/04           Japanese Yen            156,864          U.S. Dollars         1,404                      3
   08/03/04           Singapore Dollars           268          U.S. Dollars           156                     --
   08/03/04           Canadian Dollars            140          U.S. Dollars           105                      1
   08/03/04           Swiss Francs                694          U.S. Dollars           542                      1
   08/03/04           European Euro               206          U.S. Dollars           249                    (1)
   08/03/04           British Pounds              256          U.S. Dollars           466                    (1)
   08/04/04           Japanese Yen             64,999          U.S. Dollars           584                    (1)
   08/04/04           European Euro               114          U.S. Dollars           137                     --
                                                                                                  --------------
                                                                                                               2

SCHWAB CAPITAL TRUST

INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  98.6%  COMMON STOCK                                      321,112      306,558
   1.2%  SHORT-TERM
         INVESTMENT                                          3,672        3,672
   0.1%  U.S. TREASURY
         OBLIGATIONS                                           235          235
--------------------------------------------------------------------------------
  99.9%  TOTAL
         INVESTMENTS                                       325,019      310,465
   3.7%  COLLATERAL
         INVESTED FOR
         SECURITIES ON
         LOAN                                               11,462       11,462
  (3.6)% OTHER ASSETS
         AND LIABILITIES,
         NET                                                            (11,286)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               310,641

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.6% of net assets

      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
      The Boeing Co.    25,100                                             1,275
      Crane Co.    1,700                                                      47
      General Dynamics Corp.    6,000                                        593
      Goodrich Corp.    3,400                                                110
      Lockheed Martin Corp.    13,500                                        715
      Northrop Grumman Corp.    10,628                                       559
      Raytheon Co.    13,200                                                 443
      Rockwell Automation, Inc.    5,600                                     210
      Rockwell Collins, Inc.    5,300                                        181
      Textron, Inc.    4,100                                                 251
      United Technologies Corp.    15,400                                  1,440
                                                                     -----------
                                                                           5,824

      AIR TRANSPORTATION  1.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    3,200                                          17
      FedEx Corp.    8,900                                                   729
      Sabre Holdings Corp., Class A    4,118                                 105
      Southwest Airlines Co.    23,250                                       336
      United Parcel Service, Inc., Class B
      33,724                                                               2,427
                                                                     -----------
                                                                           3,614

      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    1,200                                      83
      Anheuser-Busch Cos., Inc.    23,900                                  1,240
      Brown-Forman Corp., Class B    3,608                                   168
                                                                     -----------
                                                                           1,491

      APPAREL  0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    3,800                                     142
      Liz Claiborne, Inc.    3,300                                           120
      Nike, Inc., Class B    7,900                                           574
      Reebok International Ltd.    1,700                                      58
      VF Corp.    3,200                                                      160
                                                                     -----------
                                                                           1,054

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    2,100                                       49
      Cummins, Inc.    1,400                                                  97
      Dana Corp.    4,300                                                     83
      Danaher Corp.    9,200                                                 466
      Delphi Corp.    16,449                                                 156
      Eaton Corp.    4,600                                                   297
      Ford Motor Co.    54,411                                               801
      General Motors Corp.    16,875                                         728
      Genuine Parts Co.    5,200                                             196
    o Goodyear Tire & Rubber Co.    4,700                                     52
      Harley-Davidson, Inc.    8,700                                         521
    o Navistar International Corp.    2,100                                   76
      Visteon Corp.    3,669                                                  38
                                                                     -----------
                                                                           3,560

      BANKS  7.6%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    10,500                                             258
  (8) Bank of America Corp.    60,732                                      5,163
      The Bank of New York Co., Inc.
      23,050                                                                 662
      BB&T Corp.    16,800                                                   651
      Comerica, Inc.    5,300                                                310
      Fifth Third Bancorp    16,769                                          828
      First Horizon National Corp.    3,800                                  165
      Huntington Bancshares, Inc.    6,883                                   168
      J.P. Morgan Chase & Co.    106,428                                   3,973
      KeyCorp, Inc.    12,400                                                374
      M&T Bank Corp.    3,599                                                335
      Marshall & Ilsley Corp.    6,628                                       255
      Mellon Financial Corp.    12,800                                       352
      National City Corp.    20,300                                          741
      North Fork Bancorp., Inc.    5,100                                     199
      Northern Trust Corp.    6,600                                          265
      PNC Financial Services Group, Inc.
      8,300                                                                  420
      Regions Financial Corp.    13,798                                      410
      SouthTrust Corp.    9,700                                              376
      State Street Corp.    9,900                                            424
      SunTrust Banks, Inc.    8,400                                          554
      Synovus Financial Corp.    9,100                                       232
      U.S. Bancorp    56,407                                               1,596
      Wachovia Corp.    39,300                                             1,741
      Wells Fargo & Co.    50,313                                          2,888

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Zions Bancorp.    2,600                                                157
                                                                     -----------
                                                                          23,497

      BUSINESS MACHINES & SOFTWARE  8.9%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    7,100                                           299
    o Apple Computer, Inc.    11,400                                         369
      Autodesk, Inc.    3,400                                                137
    o BMC Software, Inc.    6,500                                            102
    o Cisco Systems, Inc.    201,450                                       4,202
    o Compuware Corp.    11,300                                               56
    o Comverse Technology, Inc.    5,600                                      95
    o Dell, Inc.    75,300                                                 2,671
    o EMC Corp.    72,924                                                    800
    o Gateway, Inc.    10,700                                                 48
      Hewlett-Packard Co.    91,001                                        1,834
      International Business Machines Corp.
      50,300                                                               4,380
    o Lexmark International, Inc., Class A
      3,800                                                                  336
 =(2) Microsoft Corp.    322,050                                           9,166
    o NCR Corp.    2,800                                                     130
    o Network Appliance, Inc.    10,300                                      199
    o Novell, Inc.    10,900                                                  75
    o Oracle Corp.    155,200                                              1,631
      Pitney Bowes, Inc.    7,000                                            295
    o Siebel Systems, Inc.    14,600                                         118
    o Sun Microsystems, Inc.    99,300                                       392
    o Unisys Corp.    9,600                                                   98
    o Xerox Corp.    23,400                                                  324
                                                                     -----------
                                                                          27,757

      BUSINESS SERVICES  4.2%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    4,014                                                       208
    o Allied Waste Industries, Inc.    9,200                                  85
    o Apollo Group, Inc., Class A    5,200                                   434
      Automatic Data Processing, Inc.
      17,600                                                                 739
      Cendant Corp.    30,470                                                697
      Cintas Corp.    5,020                                                  211
    o Citrix Systems, Inc.    5,100                                           90
      Computer Associates International, Inc.
      17,300                                                                 437
    o Computer Sciences Corp.    5,500                                       260
    o Convergys Corp.    4,025                                                53
      Deluxe Corp.    1,600                                                   70
    o eBay, Inc.    19,682                                                 1,542
      Electronic Data Systems Corp.
      14,200                                                                 262
      Equifax, Inc.    4,100                                                  99
      First Data Corp.    25,981                                           1,159
    o Fiserv, Inc.    5,750                                                  197
      H&R Block, Inc.    5,400                                               265
      IMS Health, Inc.    7,000                                              170
    o Interpublic Group of Cos., Inc.    12,400                              158
    o Intuit, Inc.    5,983                                                  224
    o Mercury Interactive Corp.    2,700                                      99
    o Monster Worldwide, Inc.    3,261                                        72
      Omnicom Group, Inc.    5,600                                           403
    o Parametric Technology Corp.    7,100                                    32
      Paychex, Inc.    11,125                                                342
    o PeopleSoft, Inc.    10,800                                             195
      Robert Half International, Inc.    4,950                               138
    o Sungard Data Systems, Inc.    8,413                                    196
    o Symantec Corp.    9,300                                                435
      Tyco International Ltd.    59,876                                    1,856
    o Veritas Software Corp.    12,650                                       241
      Waste Management, Inc.    17,400                                       490
    o Yahoo!, Inc.    40,200                                               1,238
                                                                     -----------
                                                                          13,097

      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    6,700                                347
      Dow Chemical Co.    27,960                                           1,115
      E.I. du Pont de Nemours & Co.
      29,882                                                               1,281
      Eastman Chemical Co.    2,200                                           98
      Ecolab, Inc.    7,600                                                  232
      Great Lakes Chemical Corp.    1,400                                     34
    o Hercules, Inc.    3,300                                                 39
      Monsanto Co.    7,917                                                  287
      PPG Industries, Inc.    5,200                                          306
      Praxair, Inc.    9,700                                                 383
      Rohm & Haas Co.    6,563                                               257
      Sigma-Aldrich Corp.    2,100                                           121
                                                                     -----------
                                                                           4,500

      CONSTRUCTION  0.4%
      --------------------------------------------------------------------------
      Centex Corp.    3,600                                                  153
      Fluor Corp.    2,400                                                   109
      KB Home    1,500                                                        96
      Masco Corp.    13,000                                                  393
      Pulte Homes, Inc.    3,800                                             207
      The Sherwin-Williams Co.    4,400                                      178
      The Stanley Works    2,400                                             102
      Vulcan Materials Co.    3,000                                          143
                                                                     -----------
                                                                           1,381

      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    2,300                                          161
      Leggett & Platt, Inc.    5,700                                         154
      Maytag Corp.    2,350                                                   48
      Newell Rubbermaid, Inc.    7,967                                       172
      Whirlpool Corp.    2,200                                               137
                                                                     -----------
                                                                             672

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    1,800                                                    130
      Bemis Co.    3,200                                                      85
    o Pactiv Corp.    4,500                                                  106
    o Sealed Air Corp.    2,600                                              123
                                                                     -----------
                                                                             444

      ELECTRONICS  5.0%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.
      22,500                                                                  54
    o Advanced Micro Devices, Inc.    10,200                                 127
    o Agilent Technologies, Inc.    14,384                                   342

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Altera Corp.    11,320                                                 236
      American Power Conversion Corp.
      5,750                                                                   87
      Analog Devices, Inc.    11,200                                         445
    o Andrew Corp.    4,600                                                   50
    o Applied Materials, Inc.    50,350                                      854
    o Applied Micro Circuits Corp.    9,121                                   33
    o Broadcom Corp., Class A    9,400                                       332
    o CIENA Corp.    17,000                                                   48
 (10) Intel Corp.    192,900                                               4,703
      ITT Industries, Inc.    2,800                                          224
    o Jabil Circuit, Inc.    5,964                                           130
    o JDS Uniphase Corp.    42,128                                           145
    o KLA-Tencor Corp.    5,800                                              239
      Linear Technology Corp.    9,200                                       360
    o LSI Logic Corp.    10,800                                               55
    o Lucent Technologies, Inc.    126,245                                   385
      Maxim Integrated Products, Inc.
      9,700                                                                  467
    o Micron Technology, Inc.    18,100                                      245
      Molex, Inc.    5,700                                                   165
      Motorola, Inc.    69,726                                             1,111
    o National Semiconductor Corp.    10,600                                 182
    o Novellus Systems, Inc.    4,450                                        120
    o Nvidia Corp.    4,700                                                   72
      PerkinElmer, Inc.    3,600                                              63
    o PMC - Sierra, Inc.    4,900                                             58
    o Power-One, Inc.    2,300                                                20
    o QLogic Corp.    2,813                                                   69
      Qualcomm, Inc.    24,200                                             1,672
    o Sanmina-SCI Corp.    15,000                                            110
      Scientific-Atlanta, Inc.    4,500                                      138
    o Solectron Corp.    28,400                                              156
      Symbol Technologies, Inc.    6,736                                      88
      Tektronix, Inc.    2,400                                                73
    o Tellabs, Inc.    11,900                                                106
    o Teradyne, Inc.    5,600                                                 96
      Texas Instruments, Inc.    51,500                                    1,099
    o Thermo Electron Corp.    4,900                                         126
    o Thomas & Betts Corp.    1,700                                           45
    o Waters Corp.    3,600                                                  158
    o Xilinx, Inc.    10,200                                                 300
                                                                     -----------
                                                                          15,588

      ENERGY: RAW MATERIALS  1.7%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    7,521                                      450
      Apache Corp.    9,664                                                  450
      Baker Hughes, Inc.    9,900                                            399
    o BJ Services Co.    4,800                                               238
      Burlington Resources, Inc.    11,800                                   450
      Devon Energy Corp.    7,200                                            500
      EOG Resources, Inc.    3,522                                           224
      Halliburton Co.    13,200                                              419
    o Noble Corp.    4,000                                                   155
      Occidental Petroleum Corp.    11,600                                   572
    o Rowan Cos., Inc.    3,000                                               73
      Schlumberger Ltd.    17,500                                          1,126
      Valero Energy Corp.    3,900                                           292
                                                                     -----------
                                                                           5,348

      FOOD & AGRICULTURE  3.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    19,048                                   294
      Campbell Soup Co.    12,100                                            310
      The Coca-Cola Co.    72,700                                          3,189
      Coca-Cola Enterprises, Inc.    14,100                                  288
      ConAgra Foods, Inc.    16,000                                          416
      General Mills, Inc.    11,300                                          507
      H.J. Heinz Co.    10,500                                               387
      Hershey Foods Corp.    7,700                                           373
      Kellogg Co.    12,300                                                  512
      McCormick & Co., Inc.    3,999                                         143
      The Pepsi Bottling Group, Inc.    7,580                                211
      PepsiCo, Inc.    50,880                                              2,544
      Sara Lee Corp.    23,500                                               516
      Supervalu, Inc.    4,000                                               114
      Sysco Corp.    19,100                                                  658
      Wm. Wrigley Jr. Co.    6,800                                           411
                                                                     -----------
                                                                          10,873

      GOLD  0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    13,300                                         538

      HEALTHCARE / DRUGS & MEDICINE  12.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    46,600                                        1,834
      Allergan, Inc.    4,000                                                303
      AmerisourceBergen Corp.    3,300                                       178
    o Amgen, Inc.    38,000                                                2,161
    o Anthem, Inc.    4,228                                                  349
      Applied Biosystems Group - Applera
      Corp.    6,000                                                         124
      Bausch & Lomb, Inc.    1,500                                            92
      Baxter International, Inc.    18,100                                   544
      Becton Dickinson & Co.    7,600                                        359
    o Biogen Idec, Inc.    10,230                                            614
      Biomet, Inc.    7,500                                                  330
    o Boston Scientific Corp.    25,000                                      957
      Bristol-Myers Squibb Co.    58,000                                   1,328
      C.R. Bard, Inc.    3,200                                               177
      Cardinal Health, Inc.    12,900                                        574
    o Caremark Rx, Inc.    13,726                                            419
    o Chiron Corp.    5,600                                                  257
      Eli Lilly & Co.    33,700                                            2,147
    o Express Scripts, Inc.    2,400                                         157
    o Forest Laboratories, Inc.    11,000                                    553
    o Genzyme Corp.    6,700                                                 344
    o Gilead Sciences    6,400                                               414
      Guidant Corp.    9,400                                                 520
      HCA, Inc.    14,700                                                    568
      Health Management Associates, Inc.,
      Class A    7,100                                                       142
    o Hospira, Inc.    4,600                                                 119
    o Humana, Inc.    4,600                                                   83
  (9) Johnson & Johnson    88,568                                          4,895
    o King Pharmaceuticals, Inc.    6,933                                     78
      Manor Care, Inc.    2,600                                               81
      McKesson Corp.    8,700                                                280
    o Medco Health Solutions, Inc.    8,089                                  245
    o Medimmune, Inc.    7,200                                               166
      Medtronic, Inc.    36,100                                            1,793

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Merck & Co., Inc.    66,200                                          3,002
      Mylan Laboratories, Inc.    7,900                                      117
 =(4) Pfizer, Inc.    227,647                                              7,276
      Quest Diagnostics    3,137                                             258
      Schering-Plough Corp.    43,600                                        849
    o St. Jude Medical, Inc.    5,300                                        361
      Stryker Corp.    12,040                                                574
    o Tenet Healthcare Corp.    13,500                                       151
      UnitedHealth Group, Inc.    19,800                                   1,245
    o Watson Pharmaceuticals, Inc.    3,100                                   78
    o WellPoint Health Networks, Inc.    4,700                               475
      Wyeth    39,800                                                      1,409
    o Zimmer Holdings, Inc.    7,400                                         565
                                                                     -----------
                                                                          39,545

      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    2,750                                   128
      Avon Products, Inc.    14,000                                          602
      Clorox Co.    6,300                                                    314
      Colgate-Palmolive Co.    15,900                                        846
      The Gillette Co.    29,900                                           1,165
      International Flavors & Fragrances, Inc.
      2,700                                                                   99
      Procter & Gamble Co.    76,600                                       3,995
                                                                     -----------
                                                                           7,149

      INSURANCE  5.0%
      --------------------------------------------------------------------------
      ACE Ltd.    8,300                                                      337
      Aetna, Inc.    4,500                                                   386
      AFLAC, Inc.    15,300                                                  606
      The Allstate Corp.    20,900                                           984
      AMBAC Financial Group, Inc.    3,333                                   237
  (7) American International Group, Inc.
      77,700                                                               5,489
      AON Corp.    9,200                                                     243
      Chubb Corp.    5,700                                                   392
      CIGNA Corp.    4,200                                                   260
      Cincinnati Financial Corp.    4,935                                    197
      Hartford Financial Services Group, Inc.
      8,800                                                                  573
      Jefferson-Pilot Corp.    4,300                                         207
      Lincoln National Corp.    5,300                                        232
      Loews Corp.    5,600                                                   317
      Marsh & McLennan Cos., Inc.    15,800                                  701
      MBIA, Inc.    4,400                                                    238
      Metlife, Inc.    22,657                                                808
      MGIC Investment Corp.    2,900                                         206
    o Principal Financial Group, Inc.    9,584                               326
      The Progressive Corp.    6,500                                         498
      Prudential Financial, Inc.    15,600                                   726
      Safeco Corp.    4,200                                                  198
      The St. Paul Travelers Cos., Inc.
      19,911                                                                 738
      Torchmark Corp.    3,300                                               173
      UnumProvident Corp.    8,560                                           137
      XL Capital Ltd., Class A    4,100                                      290
                                                                     -----------
                                                                          15,499

      MEDIA  3.4%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      18,295                                                                 653
    o Comcast Corp., Class A    66,938                                     1,834
      Dow Jones & Co., Inc.    2,400                                         102
      Gannett Co., Inc.    8,100                                             673
      Knight-Ridder, Inc.    2,400                                           158
      The McGraw-Hill Cos., Inc.    5,700                                    428
      Meredith Corp.    1,600                                                 85
      New York Times Co., Class A    4,400                                   183
      R.R. Donnelley & Sons Co.    6,350                                     202
    o Time Warner, Inc.    136,000                                         2,264
      Tribune Co.    9,900                                                   420
    o Univision Communications, Inc., Class
      A    9,594                                                             278
      Viacom, Inc., Class B    51,545                                      1,731
      The Walt Disney Co.    61,000                                        1,409
                                                                     -----------
                                                                          10,420

      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
      3M Co.    23,400                                                     1,927

      MISCELLANEOUS FINANCE  7.5%
      --------------------------------------------------------------------------
      American Express Co.    38,100                                       1,914
      The Bear Stearns Cos., Inc.   3,246                                    271
      Capital One Financial Corp.    7,200                                   499
    / The Charles Schwab Corp.    40,338                                     354
      Charter One Financial, Inc.    6,579                                   292
 =(5) Citigroup, Inc.    154,350                                           6,805
      Countrywide Financial Corp.    8,249                                   595
    o E*TRADE Group, Inc.    10,600                                          117
      Fannie Mae    28,900                                                 2,051
      Federated Investors, Inc., Class B
      3,200                                                                   90
      Franklin Resources, Inc.    7,400                                      357
      Freddie Mac    20,600                                                1,325
      Golden West Financial Corp.    4,500                                   481
      Goldman Sachs Group, Inc.    14,354                                  1,266
      Janus Capital Group, Inc.    7,050                                      93
      Lehman Brothers Holdings, Inc.    8,300                                582
      MBNA Corp.    37,950                                                   937
      Merrill Lynch & Co., Inc.    28,600                                  1,422
      Moody's Corp.    4,400                                                 300
      Morgan Stanley    32,700                                             1,613
    o Providian Financial Corp.    8,300                                     115
      SLM Corp.    13,000                                                    493
      Sovereign Bancorp    10,100                                            220
      T. Rowe Price Group, Inc.    3,800                                     176
      Washington Mutual, Inc.    25,700                                      997
                                                                     -----------
                                                                          23,365

      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    4,800                                      102
    o Electronic Arts, Inc.    9,050                                         454
      Fortune Brands, Inc.    4,400                                          317
      Hasbro, Inc.    5,000                                                   91
      International Game Technology
      10,350                                                                 335
      Mattel, Inc.    12,800                                                 224

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      McDonald's Corp.    37,400                                           1,028
    o Starbucks Corp.    11,840                                              556
      Wendy's International, Inc.    3,400                                   122
      Yum! Brands, Inc.    8,800                                             338
                                                                     -----------
                                                                           3,567

      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    25,904                                                  830
      Engelhard Corp.    3,600                                               106
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    5,200                                                       181
    o Phelps Dodge Corp.    2,760                                            215
                                                                     -----------
                                                                           1,332

      OIL: DOMESTIC  1.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    2,800                                            233
      Ashland, Inc.    2,100                                                 110
      ConocoPhillips    20,449                                             1,611
      Kerr-McGee Corp.    4,473                                              235
      Marathon Oil Corp.    10,400                                           392
    o Nabors Industries Ltd.    4,400                                        205
      Sunoco, Inc.    2,200                                                  150
    o Transocean, Inc.    9,520                                              270
      Unocal Corp.    7,700                                                  298
                                                                     -----------
                                                                           3,504

      OIL: INTERNATIONAL  3.9%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    31,896                                        3,051
 =(3) Exxon Mobil Corp.    195,120                                         9,034
                                                                     -----------
                                                                          12,085

      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    41,000                                                507
      Eastman Kodak Co.    8,400                                             222
                                                                     -----------
                                                                             729

      PAPER & FOREST PRODUCTS  0.9%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    2,500                                            81
      Georgia-Pacific Corp.    7,586                                         255
      International Paper Co.    14,539                                      628
      Kimberly-Clark Corp.    14,900                                         955
      Louisiana-Pacific Corp.    3,000                                        71
      MeadWestvaco Corp.    5,922                                            177
      Temple-Inland, Inc.    1,600                                           109
      Weyerhaeuser Co.    7,200                                              446
                                                                     -----------
                                                                           2,722

      PRODUCER GOODS & MANUFACTURING  5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc. 6,600                                     250
      Avery Dennison Corp.    3,300                                          200
      Caterpillar, Inc.    10,300                                            757
      Cooper Industries Ltd., Class A    2,700                               153
      Deere & Co.    7,500                                                   471
      Dover Corp.    6,000                                                   238
      Emerson Electric Co.    12,600                                         765
 =(1) General Electric Co.    314,900                                     10,470
      Honeywell International, Inc.    25,712                                967
      Illinois Tool Works, Inc.    9,300                                     842
      Ingersoll-Rand Co., Class A    5,300                                   364
      Johnson Controls, Inc.    5,700                                        322
    o Millipore Corp.    1,400                                                74
      Pall Corp.    3,600                                                     83
      Parker Hannifin Corp.    3,600                                         207
      Snap-On, Inc.    1,700                                                  55
      W.W. Grainger, Inc.    2,700                                           143
                                                                     -----------
                                                                          16,361

      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      11,100                                                                 394
      CSX Corp.    6,300                                                     197
      Norfolk Southern Corp.    11,600                                       309
      Union Pacific Corp.    7,700                                           434
                                                                     -----------
                                                                           1,334

      REAL PROPERTY  0.4%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    2,700                                                   86
      Equity Office Properties Trust    11,850                               308
      Equity Residential    8,300                                            245
      Plum Creek Timber Co., Inc.    5,400                                   170
      ProLogis    5,300                                                      180
      Simon Property Group, Inc.    6,300                                    325
                                                                     -----------
                                                                           1,314

      RETAIL  6.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    10,883                                            265
    o Autonation, Inc.    8,000                                              129
    o AutoZone, Inc.    2,400                                                185
    o Bed, Bath & Beyond, Inc.    8,800                                      311
      Best Buy Co., Inc.    9,700                                            467
    o Big Lots, Inc.    3,400                                                 42
      Circuit City Stores, Inc.    6,000                                      85
      Costco Wholesale Corp.    13,700                                       557
      CVS Corp.    11,900                                                    498
      Dillards, Inc., Class A    2,500                                        57
      Dollar General Corp.    10,050                                         194
      Family Dollar Stores, Inc.    5,000                                    139
      Federated Department Stores, Inc.
      5,400                                                                  259
      The Gap, Inc.    26,600                                                604
      Home Depot, Inc.    66,200                                           2,232
      J.C. Penney Co., Inc. Holding Co.
      8,500                                                                  340
    o Kohl's Corp.    10,100                                                 462
    o Kroger Co.    21,900                                                   346
      Limitedbrands    14,000                                                286
      Lowe's Cos., Inc.    23,500                                          1,145
      The May Department Stores Co.    8,500                                 226
      Nordstrom, Inc.    4,100                                               180
    o Office Depot, Inc.    9,200                                            151
      RadioShack Corp.    4,800                                              134
    o Safeway, Inc.    13,400                                                283
      Sears, Roebuck & Co.    6,300                                          231
      Staples, Inc.    14,700                                                425
      Target Corp.    27,300                                               1,190

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tiffany & Co.    4,350                                                 156
      TJX Cos., Inc.    14,800                                               347
    o Toys 'R' Us, Inc.    6,200                                             102
 =(6) Wal-Mart Stores, Inc.    127,950                                     6,783
      Walgreen Co.    30,600                                               1,114
      Winn-Dixie Stores, Inc.    3,800                                        24
                                                                     -----------
                                                                          19,949

      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    2,350                                   47
      Nucor Corp.    2,400                                                   201
      United States Steel Corp.    3,400                                     130
      Worthington Industries, Inc.    2,500                                   51
                                                                     -----------
                                                                             429

      TELEPHONE  3.7%
      --------------------------------------------------------------------------
      Alltel Corp.    9,200                                                  479
      AT&T Corp.    23,697                                                   358
    o AT&T Wireless Services, Inc.    81,446                               1,176
    o Avaya, Inc.    13,295                                                  195
      BellSouth Corp.    54,750                                            1,483
      CenturyTel, Inc.    4,300                                              133
    o Citizens Communications Co.    8,286                                   119
    o Nextel Communications, Inc., Class A
      33,200                                                                 756
    o Qwest Communications International,
      Inc.    51,721                                                         201
      SBC Communications, Inc.    98,830                                   2,504
      Sprint Corp. (FON Group)    42,250                                     789
      Verizon Communications, Inc.    82,728                               3,188
                                                                     -----------
                                                                          11,381

      TOBACCO  1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    61,200                                         2,913
      R.J. Reynolds Tobacco Holdings, Inc.
      2,500                                                                  180
      UST, Inc.    4,900                                                     186
                                                                     -----------
                                                                           3,279

      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.    2,800                                               109
      Carnival Corp.    18,900                                               881
      Harrah's Entertainment, Inc.    3,400                                  158
      Hilton Hotels Corp.    11,300                                          201
      Marriott International, Inc., Class A
      6,900                                                                  337
      Starwood Hotels & Resorts Worldwide,
      Inc.    6,100                                                          275
                                                                     -----------
                                                                           1,961

      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    5,175                                                  310
      Ryder Systems, Inc.    1,900                                            82
                                                                     -----------
                                                                             392

      UTILITIES: ELECTRIC & GAS  2.9%
      --------------------------------------------------------------------------
    o The AES Corp.    19,100                                                184
    o Allegheny Energy, Inc.    3,701                                         55
      Ameren Corp.    5,800                                                  259
      American Electric Power Co., Inc.
      11,680                                                                 363
    o Calpine Corp.    11,800                                                 46
      Centerpoint Energy, Inc.    8,900                                      103
      Cinergy Corp.    5,300                                                 203
    o CMS Energy Corp.    4,600                                               42
      Consolidated Edison, Inc.    7,100                                     291
      Constellation Energy Group, Inc.
      5,000                                                                  193
      Dominion Resources, Inc.    9,791                                      621
      DTE Energy Co.    5,200                                                209
      Duke Energy Corp.    27,300                                            587
    o Dynegy, Inc., Class A    10,800                                         45
      Edison International    9,500                                          255
      El Paso Corp.    18,526                                                146
      Entergy Corp.    6,800                                                 391
      Exelon Corp.    19,800                                                 691
      FirstEnergy Corp.    9,788                                             383
      FPL Group, Inc.    5,600                                               377
      KeySpan Corp.    4,700                                                 169
      Kinder Morgan, Inc.    3,705                                           222
      Nicor, Inc.    1,400                                                    46
      NiSource, Inc.    7,827                                                162
      Peoples Energy Corp.    1,200                                           47
    o PG&E Corp.    12,400                                                   354
      Pinnacle West Capital Corp.    2,600                                   105
      PPL Corp.    5,200                                                     241
      Progress Energy, Inc.    7,326                                         309
      Public Service Enterprise Group, Inc.
      7,000                                                                  273
      Sempra Energy    6,685                                                 239
      The Southern Co.    22,000                                             644
      TECO Energy, Inc.    5,500                                              71
      TXU Corp.    9,050                                                     359
      Williams Cos., Inc.    15,300                                          186
      Xcel Energy, Inc.    11,960                                            205
                                                                     -----------
                                                                           9,076


      SHORT-TERM INVESTMENT
      1.2% of net assets

      Provident Institutional TempFund
      3,672,251                                                            3,672

INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                          FACE
      SECURITY                                            AMOUNT        VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.1% of net assets

    = U.S. Treasury Bill
        1.23%-1.28%, 09/16/04                                  235           235

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $328,958, and the unrealized gains and losses were $47,596 and ($66,089), respectively.

The fund's portfolio holdings include $10,953 of securities on loan.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.7% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      1.1%
      --------------------------------------------------------------------------
      Bank of America
        1.30%, 09/20/04                                         57            57
      Canadian Imperial Bank
      of Commerce/New York
        1.72%, 05/25/05                                        123           123
        1.41%, 01/31/05                                        323           323
      Concord Minutemen
      Capital Corp.
        1.32%, 08/09/04                                        236           236
        1.31%, 08/11/04                                        219           219
      Foreningssparbanken AB
        1.52%, 01/18/05                                        423           423
      Societe Generale
        1.49%, 12/08/04                                        472           472
      Wells Fargo
        1.34%, 08/18/04                                        132           132
        1.32%, 08/16/04                                        721           721
      Westdeutsche
      Landesbank AG
        1.51%, 10/12/04                                        416           416
        1.50%, 01/10/05                                        319           319
        1.42%, 09/29/04                                         79            79
                                                                     -----------
                                                                           3,520
      SHORT-TERM INVESTMENT  0.1%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
        1.29%, 08/02/04                                        315           315

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  2.5%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      7,627,117                                                            7,627

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                  NUMBER
                                     OF             CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      S&P 500 Index, Long
      expires 09/17/04               13              3,579               (50)

SCHWAB CAPITAL TRUST

INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

 (1) Top Ten Holding

  o  Non-income producing security

  =  Collateral for open futures contracts

  /  Issuer is affiliated with the fund's adviser

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  97.5%  COMMON STOCK                                      89,390        95,650
   2.1%  SHORT-TERM
         INVESTMENT                                         2,040         2,040
   0.2%  U.S. TREASURY
         OBLIGATION                                           200           200
--------------------------------------------------------------------------------
  99.8%  TOTAL INVESTMENTS                                 91,630        97,890
  12.1%  COLLATERAL
         INVESTED FOR
         SECURITIES ON
         LOAN                                              11,801        11,801
(11.9)%  OTHER ASSETS
         AND LIABILITIES,
         NET                                                            (11,624)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                98,067

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  97.5% of net assets

      AEROSPACE / DEFENSE  1.8%
      --------------------------------------------------------------------------
      Crane Co.    1,200                                                      34
      General Dynamics Corp.    3,700                                        366
      Goodrich Corp.    2,100                                                 68
      Lockheed Martin Corp.    8,200                                         435
      Northrop Grumman Corp.    6,848                                        360
      Raytheon Co.    8,200                                                  275
      Rockwell Automation, Inc.    3,300                                     123
      Textron, Inc.    2,500                                                 153
                                                                     -----------
                                                                           1,814
      AIR TRANSPORTATION  0.7%
      --------------------------------------------------------------------------
      FedEx Corp.    5,500                                                   450
      Sabre Holdings Corp., Class A    2,700                                  69
      Southwest Airlines Co.    14,500                                       210
                                                                     -----------
                                                                             729
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    700                                        48

      APPAREL  0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    2,300                                      86
      Liz Claiborne, Inc.    1,800                                            65
      Reebok International Ltd.    1,100                                      38
      VF Corp.    2,200                                                      110
                                                                     -----------
                                                                             299
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.5%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    1,300                                       30
      Cummins, Inc.    800                                                    55
      Dana Corp.    2,500                                                     48
      Eaton Corp.    2,800                                                   181
      Ford Motor Co.    33,609                                               495
      General Motors Corp.    10,175                                         439
      Genuine Parts Co.    3,200                                             121
    o Goodyear Tire & Rubber Co.    3,000                                     33
      Visteon Corp.    2,585                                                  27
                                                                     -----------
                                                                           1,429
      BANKS  14.6%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    6,600                                              162
  (4) Bank of America Corp.    37,640                                      3,200
      The Bank of New York Co., Inc.    14,200                               408
      BB&T Corp.    10,300                                                   399
      Comerica, Inc.    3,100                                                181
      Fifth Third Bancorp    10,300                                          508
      First Horizon National Corp.    2,200                                   95
      Huntington Bancshares, Inc.    4,241                                   104
  (5) J.P. Morgan Chase & Co.    65,474                                    2,444
      KeyCorp, Inc.    7,700                                                 232
      M&T Bank Corp.    2,200                                                205
      Marshall & Ilsley Corp.    3,966                                       152
      Mellon Financial Corp.    7,700                                        212
      National City Corp.    12,300                                          449
      Northern Trust Corp.    4,000                                          161
      PNC Financial Services Group, Inc.
      5,200                                                                  263
      Regions Financial Corp.    8,494                                       252
      SouthTrust Corp.    6,100                                              237
      State Street Corp.    6,300                                            270
      SunTrust Banks, Inc.    5,100                                          336
      Synovus Financial Corp.    5,500                                       140
      U.S. Bancorp    34,778                                                 984
      Wachovia Corp.    24,200                                             1,072
  (8) Wells Fargo & Co.    31,000                                          1,780
      Zions Bancorp.    1,700                                                103
                                                                     -----------
                                                                          14,349
      BUSINESS MACHINES & SOFTWARE  2.8%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    7,000                                          226
    o BMC Software, Inc.    4,000                                             63
    o Compuware Corp.    7,100                                                35
    o Comverse Technology, Inc.    3,600                                      61
    o EMC Corp.    44,900                                                    493
    o Gateway, Inc.    6,900                                                  31
      Hewlett-Packard Co.    55,998                                        1,128
    o NCR Corp.    1,800                                                      84
    o Novell, Inc.    5,700                                                   39
    o Siebel Systems, Inc.    9,100                                           73
    o Sun Microsystems, Inc.    61,100                                       241
    o Unisys Corp.    6,100                                                   63
    o Xerox Corp.    14,700                                                  204
                                                                     -----------
                                                                           2,741

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BUSINESS SERVICES  3.4%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    2,388                                                       124
    o Allied Waste Industries, Inc.    5,600                                  52
      Cendant Corp.    18,700                                                428
      Computer Associates International,
      Inc.    10,800                                                         273
    o Computer Sciences Corp.    3,500                                       165
    o Convergys Corp.    3,000                                                40
      Electronic Data Systems Corp.    8,900                                 164
    o Fiserv, Inc.    3,700                                                  127
    o Interpublic Group of Cos., Inc.    7,200                                92
    o PeopleSoft, Inc.    6,500                                              117
    o Sungard Data Systems, Inc.    5,200                                    121
      Tyco International Ltd.    36,801                                    1,141
    o Veritas Software Corp.    8,000                                        152
      Waste Management, Inc.    10,700                                       301
                                                                     -----------
                                                                           3,297
      CHEMICALS  0.8%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    4,200                                217
      Eastman Chemical Co.    1,400                                           62
      Great Lakes Chemical Corp.    900                                       22
      Monsanto Co.    4,800                                                  174
      PPG Industries, Inc.    3,200                                          189
      Rohm & Haas Co.    4,105                                               161
                                                                     -----------
                                                                             825
      CONSTRUCTION  0.8%
      --------------------------------------------------------------------------
      Centex Corp.    2,200                                                   93
      Fluor Corp.    1,300                                                    59
      KB Home    800                                                          51
      Masco Corp.    8,400                                                   254
      Pulte Homes, Inc.    2,000                                             109
      The Stanley Works    1,500                                              64
      Vulcan Materials Co.    2,200                                          105
                                                                     -----------
                                                                             735
      CONSUMER DURABLES  0.3%
      --------------------------------------------------------------------------
      Leggett & Platt, Inc.    3,800                                         103
      Newell Rubbermaid, Inc.    4,300                                        93
      Whirlpool Corp.    1,500                                                93
                                                                     -----------
                                                                             289
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Bemis Co.    1,800                                                      48

      ELECTRONICS  2.2%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    12,100                                  29
    o Advanced Micro Devices, Inc.    6,500                                   81
      American Power Conversion Corp.    3,500                                53
    o Andrew Corp.    3,000                                                   33
    o Applied Micro Circuits Corp.    5,200                                   19
    o CIENA Corp.    7,600                                                    21
      ITT Industries, Inc.    1,600                                          128
    o Jabil Circuit, Inc.    3,509                                            76
    o JDS Uniphase Corp.    25,100                                            87
    o LSI Logic Corp.    7,700                                                39
    o Micron Technology, Inc.    11,200                                      152
      Molex, Inc.    3,400                                                    98
      Motorola, Inc.    43,085                                               686
    o Novellus Systems, Inc.    3,000                                         81
    o Nvidia Corp.    3,200                                                   49
      PerkinElmer, Inc.    2,600                                              46
    o Power-One, Inc.    1,300                                                11
    o QLogic Corp.    1,600                                                   39
    o Sanmina-SCI Corp.    10,300                                             76
      Scientific-Atlanta, Inc.    2,800                                       86
      Tektronix, Inc.    1,600                                                49
    o Tellabs, Inc.    7,900                                                  70
    o Thermo Electron Corp.    3,100                                          80
    o Thomas & Betts Corp.    1,000                                           26
                                                                     -----------
                                                                           2,115
      ENERGY: RAW MATERIALS  2.2%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    4,838                                      289
      Apache Corp.    6,070                                                  282
      Baker Hughes, Inc.    6,100                                            246
      Burlington Resources, Inc.    7,300                                    279
      Devon Energy Corp.    4,400                                            306
      EOG Resources, Inc.    2,100                                           133
    o Noble Corp.    2,200                                                    85
      Occidental Petroleum Corp.    7,200                                    355
    o Rowan Cos., Inc.    1,300                                               32
      Valero Energy Corp.    2,400                                           180
                                                                     -----------
                                                                           2,187
      FOOD & AGRICULTURE  1.0%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    11,905                                   184
      Coca-Cola Enterprises, Inc.    8,600                                   175
      ConAgra Foods, Inc.    9,700                                           252
      General Mills, Inc.    7,000                                           314
      Supervalu, Inc.    2,400                                                69
                                                                     -----------
                                                                             994
      GOLD  0.3%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    7,800                                          316

      HEALTHCARE / DRUGS & MEDICINE  3.7%
      --------------------------------------------------------------------------
      AmerisourceBergen Corp.    2,000                                       108
    o Anthem, Inc.    2,629                                                  217
      Applied Biosystems Group - Applera
      Corp.    4,100                                                          85
      Bausch & Lomb, Inc.    1,100                                            68
    o Biogen Idec, Inc.    6,200                                             372
    o Caremark Rx, Inc.    7,943                                             242
    o Chiron Corp.    3,200                                                  147
    o Genzyme Corp.    3,900                                                 200
      HCA, Inc.    8,800                                                     340
      Health Management Associates, Inc.,
      Class A    4,200                                                        84
    o Hospira, Inc.    2,800                                                  73
    o Humana, Inc.    2,800                                                   51
    o King Pharmaceuticals, Inc.    4,300                                     49
      Manor Care, Inc.    1,800                                               56

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      McKesson Corp.    5,300                                                171
    o Medco Health Solutions, Inc.    5,000                                  152
    o Medimmune, Inc.    4,100                                                94
      Quest Diagnostics    1,914                                             157
      Schering-Plough Corp.    25,500                                        496
    o Tenet Healthcare Corp.    8,600                                         96
    o Watson Pharmaceuticals, Inc.    2,000                                   50
    o WellPoint Health Networks, Inc.    3,000                               303
                                                                     -----------
                                                                           3,611
      HOUSEHOLD PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    1,800                                     84

      INSURANCE  9.3%
      --------------------------------------------------------------------------
      ACE Ltd.    5,300                                                      215
      Aetna, Inc.    2,700                                                   232
      AFLAC, Inc.    9,400                                                   373
      The Allstate Corp.    13,100                                           617
      AMBAC Financial Group, Inc.    2,000                                   142
 =(3) American International Group, Inc.
      48,048                                                               3,394
      AON Corp.    5,850                                                     155
      Chubb Corp.    3,500                                                   241
      CIGNA Corp.    2,500                                                   155
      Cincinnati Financial Corp.    2,940                                    117
      Hartford Financial Services Group,
      Inc.    5,600                                                          364
      Jefferson-Pilot Corp.    2,600                                         125
      Lincoln National Corp.    3,200                                        140
      Loews Corp.    3,300                                                   187
      MBIA, Inc.    2,550                                                    138
      Metlife, Inc.    13,778                                                491
      MGIC Investment Corp.    1,800                                         128
    o Principal Financial Group, Inc.    6,000                               204
      The Progressive Corp.    4,000                                         306
      Prudential Financial, Inc.    9,600                                    447
      Safeco Corp.    2,500                                                  118
      The St. Paul Travelers Cos., Inc.
      12,140                                                                 450
      Torchmark Corp.    2,100                                               110
      UnumProvident Corp.    5,849                                            93
      XL Capital Ltd., Class A    2,500                                      177
                                                                     -----------
                                                                           9,119
      MEDIA  5.9%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      11,239                                                                 401
    o Comcast Corp., Class A    41,183                                     1,128
      Gannett Co., Inc.    4,900                                             407
      R.R. Donnelley & Sons Co.    3,400                                     108
o(10) Time Warner, Inc.    83,700                                          1,394
      Tribune Co.    6,080                                                   258
    o Univision Communications, Inc., Class
      A    5,900                                                             171
      Viacom, Inc., Class B    31,901                                      1,072
      The Walt Disney Co.    37,700                                          871
                                                                     -----------
                                                                           5,810
      MISCELLANEOUS FINANCE  11.5%
      --------------------------------------------------------------------------
      The Bear Stearns Cos., Inc.    1,901                                   159
      Capital One Financial Corp.    4,400                                   305
    / The Charles Schwab Corp.    25,100                                     220
      Charter One Financial, Inc.    4,152                                   184
 =(2) Citigroup, Inc.    94,673                                            4,174
      Countrywide Financial Corp.    5,049                                   364
    o E*TRADE Group, Inc.    6,300                                            70
      Franklin Resources, Inc.    4,500                                      217
      Freddie Mac    12,500                                                  804
      Golden West Financial Corp.    2,800                                   299
      Goldman Sachs Group, Inc.    9,100                                     803
      Janus Capital Group, Inc.    4,400                                      58
      Lehman Brothers Holdings, Inc.    5,000                                350
      MBNA Corp.    23,800                                                   588
      Merrill Lynch & Co., Inc.    17,700                                    880
      Morgan Stanley    20,100                                               992
    o Providian Financial Corp.    5,400                                      75
      Sovereign Bancorp    5,600                                             122
      Washington Mutual, Inc.    15,750                                      611
                                                                     -----------
                                                                          11,275
      NON-DURABLES & ENTERTAINMENT  1.0%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    2,700                                       58
      Hasbro, Inc.    3,350                                                   61
      Mattel, Inc.    7,500                                                  131
      McDonald's Corp.    23,100                                             635
      Wendy's International, Inc.    2,100                                    75
                                                                     -----------
                                                                             960
      NON-FERROUS METALS  0.7%
      --------------------------------------------------------------------------
      Alcoa, Inc.    15,932                                                  510
      Engelhard Corp.    2,300                                                68
    o Phelps Dodge Corp.    1,720                                            134
                                                                     -----------
                                                                             712
      OIL: DOMESTIC  2.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,700                                            142
      Ashland, Inc.    1,200                                                  63
      ConocoPhillips    12,552                                               989
      Kerr-McGee Corp.    2,600                                              136
      Marathon Oil Corp.    6,400                                            241
    o Nabors Industries Ltd.    2,850                                        133
      Sunoco, Inc.    1,500                                                  102
    o Transocean, Inc.    5,848                                              166
      Unocal Corp.    4,700                                                  182
                                                                     -----------
                                                                           2,154
      OIL: INTERNATIONAL  7.6%
      --------------------------------------------------------------------------
  (7) ChevronTexaco Corp.    19,712                                        1,885
 =(1) Exxon Mobil Corp.    120,550                                         5,582
                                                                     -----------
                                                                           7,467
      OPTICAL & PHOTO  0.5%
      --------------------------------------------------------------------------
    o Corning, Inc.    25,200                                                311
      Eastman Kodak Co.    5,500                                             146
                                                                     -----------
                                                                             457

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PAPER & FOREST PRODUCTS  1.1%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    1,200                                            39
      Georgia-Pacific Corp.    4,810                                         161
      International Paper Co.    8,915                                       385
      Louisiana-Pacific Corp.    1,900                                        45
      MeadWestvaco Corp.    3,746                                            112
      Temple-Inland, Inc.    1,100                                            75
      Weyerhaeuser Co.    4,400                                              273
                                                                     -----------
                                                                           1,090
      PRODUCER GOODS & MANUFACTURING  2.4%
      --------------------------------------------------------------------------
      Cooper Industries Ltd., Class A    1,900                               108
      Deere & Co.    4,400                                                   276
      Dover Corp.    3,800                                                   151
      Honeywell International, Inc.    15,687                                590
      Illinois Tool Works, Inc.    5,800                                     525
      Ingersoll-Rand Co., Class A    3,200                                   220
      Johnson Controls, Inc.    3,400                                        192
      Pall Corp.    2,200                                                     51
      Parker Hannifin Corp.    2,200                                         126
      Snap-On, Inc.    1,000                                                  32
      W.W. Grainger, Inc.    1,700                                            90
                                                                     -----------
                                                                           2,361
      RAILROAD & SHIPPING  0.8%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      6,800                                                                  241
      CSX Corp.    3,800                                                     119
      Norfolk Southern Corp.    7,300                                        195
      Union Pacific Corp.    4,700                                           265
                                                                     -----------
                                                                             820
      REAL PROPERTY  0.6%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A    1,700                                                        54
      Equity Office Properties Trust    7,300                                189
      Equity Residential    5,100                                            151
      Plum Creek Timber Co., Inc.    3,400                                   107
      ProLogis    3,400                                                      116
                                                                     -----------
                                                                             617
      RETAIL  3.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    6,738                                             164
    o Autonation, Inc.    4,900                                               79
    o Big Lots, Inc.    1,800                                                 22
      Circuit City Stores, Inc.    4,100                                      58
      Costco Wholesale Corp.    8,500                                        346
      CVS Corp.    7,400                                                     310
      Dillards, Inc., Class A    1,600                                        36
      Federated Department Stores, Inc.
      3,300                                                                  158
      J.C. Penney Co., Inc. Holding Co.
      5,200                                                                  208
    o Kroger Co.    13,400                                                   212
      Limitedbrands    9,000                                                 184
      The May Department Stores Co.    5,200                                 138
      Nordstrom, Inc.    2,600                                               114
    o Office Depot, Inc.    5,800                                             95
    o Safeway, Inc.    7,700                                                 163
      Sears, Roebuck & Co.    3,900                                          143
      Target Corp.    16,700                                                 728
      Tiffany & Co.    2,700                                                  97
    o Toys 'R' Us, Inc.    3,700                                              61
      Winn-Dixie Stores, Inc.    2,100                                        13
                                                                     -----------
                                                                           3,329
      STEEL  0.2%
      --------------------------------------------------------------------------
      Nucor Corp.    1,400                                                   117
      United States Steel Corp.    2,200                                      84
      Worthington Industries, Inc.    1,400                                   29
                                                                     -----------
                                                                             230
      TELEPHONE  6.4%
      --------------------------------------------------------------------------
      Alltel Corp.    5,600                                                  291
      AT&T Corp.    14,552                                                   220
    o AT&T Wireless Services, Inc.    49,245                                 711
      BellSouth Corp.    33,700                                              913
      CenturyTel, Inc.    2,500                                               77
    o Citizens Communications Co.    5,048                                    73
  (9) SBC Communications, Inc.    61,200                                   1,551
      Sprint Corp. (FON Group)    26,000                                     486
  (6) Verizon Communications, Inc.    51,000                               1,965
                                                                     -----------
                                                                           6,287
      TOBACCO  0.1%
      --------------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.
      1,600                                                                  115

      TRAVEL & RECREATION  1.2%
      --------------------------------------------------------------------------
      Brunswick Corp.    1,800                                                70
      Carnival Corp.    11,100                                               517
      Harrah's Entertainment, Inc.    2,300                                  107
      Hilton Hotels Corp.    7,400                                           132
      Marriott International, Inc., Class
      A    4,100                                                             200
      Starwood Hotels & Resorts Worldwide,
      Inc.    3,900                                                          176
                                                                     -----------
                                                                           1,202
      TRUCKING & FREIGHT  0.3%
      --------------------------------------------------------------------------
      Paccar, Inc.    3,425                                                  205
      Ryder Systems, Inc.    900                                              39
                                                                     -----------
                                                                             244
      UTILITIES: ELECTRIC & GAS  5.6%
      --------------------------------------------------------------------------
    o Allegheny Energy, Inc.    2,900                                         43
      Ameren Corp.    3,500                                                  156
      American Electric Power Co., Inc.
      7,240                                                                  225
    o Calpine Corp.    8,400                                                  32
      Centerpoint Energy, Inc.    5,400                                       63
      Cinergy Corp.    3,300                                                 126
    o CMS Energy Corp.    2,100                                               19
      Consolidated Edison, Inc.    3,900                                     160
      Constellation Energy Group, Inc.
      3,300                                                                  127

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Dominion Resources, Inc.    5,648                                      358
      DTE Energy Co.    3,100                                                125
      Duke Energy Corp.    16,700                                            359
    o Dynegy, Inc., Class A    7,500                                          32
      Edison International    6,100                                          164
      El Paso Corp.    11,873                                                 94
      Entergy Corp.    4,100                                                 236
      Exelon Corp.    12,100                                                 422
      FirstEnergy Corp.    6,022                                             235
      FPL Group, Inc.    3,400                                               229
      KeySpan Corp.    3,000                                                 108
      Kinder Morgan, Inc.    2,545                                           153
      Nicor, Inc.    800                                                      27
      NiSource, Inc.    4,515                                                 93
      Peoples Energy Corp.    700                                             27
    o PG&E Corp.    7,700                                                    220
      Pinnacle West Capital Corp.    1,700                                    69
      PPL Corp.    3,500                                                     162
      Progress Energy, Inc.    4,406                                         186
      Public Service Enterprise Group,
      Inc.    4,300                                                          168
      Sempra Energy    4,400                                                 157
      The Southern Co.    13,500                                             395
      TECO Energy, Inc.    3,000                                              39
      TXU Corp.    6,100                                                     242
      Williams Cos., Inc.    9,500                                           115
      Xcel Energy, Inc.    7,310                                             125
                                                                     -----------
                                                                           5,491
      SHORT-TERM INVESTMENT
      2.1% of net assets

      Provident Institutional TempFund
      2,040,335                                                            2,040

                                                          FACE
      SECURITY                                           AMOUNT
       RATE, MATURITY DATE                            ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill,
       1.23%, 09/16/04                                        200            200

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $93,429, and the unrealized gains and losses were $16,281 and ($11,820), respectively.

The fund's portfolio holdings includes $11,448 of securities on loan.

                                                          FACE
      SECURITY                                           AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      12.1% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  5.6%
      --------------------------------------------------------------------------
      Bank of America
       1.30%, 09/20/04                                      1,279          1,279
      Canadian Imperial Bank
      of Commerce/New York
       1.72%, 05/25/05                                        256            256
       1.41%, 01/31/05                                        183            183
      Foreningssparbanken AB
       1.52%, 01/18/05                                        590            590
      Societe Generale
       1.49%, 12/08/04                                      1,023          1,022
       1.31%, 06/14/05                                        487            487
      Svenska Handelsbanken
       1.39%, 10/27/04                                          1              1
      Wells Fargo
       1.34%, 08/18/04                                         90             90
      Westdeutsche
      Landesbank AG
       1.51%, 10/12/04                                        243            243
       1.50%, 01/10/05                                        810            810
       1.42%, 09/29/04                                        111            111
       1.38%, 09/23/04                                        418            418
                                                                     -----------
                                                                           5,490
      SHORT-TERM INVESTMENT  0.4%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
       1.29%, 08/02/04                                        349            349

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  6.1%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      5,961,522                                                            5,962

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                           NUMBER
                                             OF         CONTRACT      UNREALIZED
                                          CONTRACTS      VALUE           LOSS
      S&P 500 Index, Long
      expires 09/17/04                        8          2,202           (58)

SCHWAB CAPITAL TRUST

INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
-------------------------------------------------------------------------------
 98.0%   COMMON STOCK                                   30,710           37,402
  1.2%   SHORT-TERM
         INVESTMENT                                        458              458
  0.3%   U.S. TREASURY
         OBLIGATION                                        100              100
-------------------------------------------------------------------------------
 99.5%   TOTAL
         INVESTMENTS                                    31,268           37,960
  8.8%   COLLATERAL
         INVESTED FOR
         SECURITIES ON
         LOAN                                            3,346            3,346
(8.3)%   OTHER ASSETS
         AND LIABILITIES,
         NET                                                             (3,158)
-------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                38,148

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  98.0% of net assets

      AEROSPACE / DEFENSE  1.3%
      --------------------------------------------------------------------------
    o DRS Technologies, Inc.    4,200                                        149
      EDO Corp.    3,600                                                      85
    o Esterline Technologies Corp.    3,700                                  116
      GenCorp, Inc.    7,200                                                  85
      Kaman Corp., Class A    3,300                                           41
                                                                           -----
                                                                             476
      AIR TRANSPORTATION  0.8%
      --------------------------------------------------------------------------
   =o AAR Corp.    5,500                                                      57
    o Atlantic Coast Airlines Holdings, Inc.
      6,200                                                                   23
    o Frontier Airlines, Inc.    5,000                                        40
    o Mesa Air Group, Inc.    5,500                                           34
      SkyWest, Inc.    9,500                                                 134
                                                                           -----
                                                                             288
      APPAREL  1.5%
      --------------------------------------------------------------------------
   =o Ashworth, Inc.    2,400                                                 21
      Brown Shoe Co., Inc.    3,200                                          103
      Haggar Corp.    700                                                     14
      Kellwood Co.    4,600                                                  185
      Phillips-Van Heusen Corp.    4,700                                      89
      Russell Corp.    5,000                                                  88
      Stride Rite Corp.    5,900                                              61
                                                                           -----
                                                                             561
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.4%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    5,000                                     144
      Coachmen Industries, Inc.    2,300                                      36
    o Group 1 Automotive, Inc.    3,600                                      107
      Myers Industries, Inc.    5,500                                         72
      Standard Motor Products, Inc.    2,800                                  40
    o TBC Corp.    3,800                                                      91
    o Tower Automotive, Inc.    8,300                                         26
                                                                           -----
                                                                             516
      BANKS  8.1%
      --------------------------------------------------------------------------
      Anchor Bancorp Wisconsin, Inc.
      3,600                                                                   92
      BankAtlantic Bancorp, Inc., Class A
      9,800                                                                  179
      Boston Private Financial Holdings, Inc.
      4,500                                                                  104
    = Brookline Bancorp, Inc.    9,600                                       137
      Chittenden Corp.    6,000                                              204
      First Republic Bank    2,900                                           126
    o FirstFed Financial Corp.    3,000                                      136
      Irwin Financial Corp.    4,900                                         131
      MAF Bancorp., Inc.    5,500                                            221
      Provident Bankshares Corp.    5,505                                    164
      Republic Bancorp, Inc.    11,000                                       161
      Riggs National Corp.    5,200                                          116
 (1O) The South Financial Group, Inc.
      9,900                                                                  268
      Sterling Bancshares, Inc.    7,800                                     102
    o Sterling Financial Corp.    4,000                                      126
      Susquehanna Bancshares, Inc.    8,200                                  191
      Umpqua Holdings Corp.    4,600                                         104
      United Bankshares, Inc.    7,500                                       236
 =(8) Whitney Holding Corp.    6,850                                         280
                                                                           -----
                                                                           3,078
      BUSINESS MACHINES & SOFTWARE  1.5%
      --------------------------------------------------------------------------
   =o Adaptec, Inc.    18,700                                                140
      Analogic Corp.    2,500                                                104
      Black Box Corp.    3,000                                               114
    o Brooktrout, Inc.    2,500                                               22
    o Digi International, Inc.    3,600                                       41
      Landamerica Financial Group, Inc.
      3,300                                                                  130
    o Roxio, Inc.    3,900                                                    17
    o Ultimate Electronics, Inc.    700                                        3
                                                                           -----
                                                                             571
      BUSINESS SERVICES  8.0%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    2,500                                      54
      ABM Industries, Inc.    8,200                                          147
      Angelica Corp.    1,200                                                 29
      Bowne & Co., Inc.    5,400                                              80
    o CACI International, Inc., Class A
      5,000                                                                  206
      CDI Corp.    3,100                                                      88
      Chemed Corp.    2,000                                                   94
    o Ciber, Inc.    10,000                                                   75

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Cross Country Healthcare, Inc.    5,000                                 75
    o Digital Insight Corp.    5,800                                          86
    o eFunds Corp.    7,800                                                  128
    o EPIQ Systems, Inc.    3,000                                             45
      G&K Services, Inc., Class A    3,600                                   139
    o Insurance Auto Auctions, Inc.    1,700                                  26
    o Internet Security Systems    8,000                                     123
    o JDA Software Group, Inc.    4,900                                       52
    o Mantech International Corp., Class A
      5,500                                                                   79
    o MAXIMUS, Inc.    4,000                                                 128
      Nautilus Group, Inc.    5,500                                          102
    o NCO Group, Inc.    5,000                                               125
    o NYFIX, Inc.    4,800                                                    23
    o On Assignment, Inc.    2,900                                            14
    o Paxar Corp.    6,300                                                   121
    o PC-Tel, Inc.    3,200                                                   32
    o Pegasus Solutions, Inc.    3,600                                        47
    o Phoenix Technologies Ltd.    3,300                                      19
    o PRG-Schultz International, Inc.    8,600                                44
    o QRS Corp.    3,000                                                      20
    o Radiant Systems, Inc.    4,500                                          18
    o SourceCorp    2,600                                                     61
    o Spherion Corp.    9,700                                                 84
      The Standard Register Co.    4,100                                      45
    o URS Corp.    7,300                                                     176
    o Verity, Inc.    6,000                                                   67
      Viad Corp.    3,500                                                     84
    o Volt Information Sciences, Inc.    2,800                                84
    o Waste Connections, Inc.    7,650                                       221
                                                                           -----
                                                                           3,041

      CHEMICALS  2.1%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    4,900                                             102
    = Arch Chemicals, Inc.    3,700                                          105
      H.B. Fuller Co.    4,600                                               123
    o OM Group, Inc.    5,400                                                173
      Penford Corp.    1,600                                                  28
    o PolyOne Corp.    14,900                                                108
      Quaker Chemical Corp.    1,300                                          32
      Tredegar Corp.    6,100                                                101
      Wellman, Inc.    4,500                                                  32
                                                                           -----
                                                                             804

      CONSTRUCTION  2.7%
      --------------------------------------------------------------------------
      Apogee Enterprises, Inc.    4,400                                       46
      Building Material Holding Corp.    2,300                                46
    o EMCOR Group, Inc.    2,500                                             108
    o Insituform Technologies, Inc., Class A
      4,500                                                                   81
  (2) MDC Holdings, Inc.    5,192                                            349
      Standard-Pacific Corp.    5,600                                        260
      Texas Industries, Inc.    3,500                                        150
                                                                           -----
                                                                           1,040

      CONSUMER DURABLES  1.4%
      --------------------------------------------------------------------------
    o Applica, Inc.    3,800                                                  20
      Bassett Furniture Industries, Inc.
      2,200                                                                   42
      Haverty Furniture Cos., Inc.    3,900                                   72
    o Interface, Inc., Class A    7,800                                       65
      La-Z-Boy, Inc.    8,500                                                147
      National Presto Industries, Inc.    1,400                               56
      Skyline Corp.    1,200                                                  45
      Thomas Industries, Inc.    2,800                                        87
                                                                           -----
                                                                             534

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
    o Mobile Mini, Inc.    2,100                                              57

      ELECTRONICS  7.5%
      --------------------------------------------------------------------------
    o Actel Corp.    4,500                                                    68
      Agilysys, Inc.    5,200                                                 77
    o Alliance Semiconductor Corp.    5,300                                   25
    o Anixter International, Inc.    6,200                                   208
    o Audiovox Corp., Class A    3,400                                        59
    o Belden CDT, Inc.    7,925                                              154
   =o Bell Microproducts, Inc.    3,700                                       26
   =o Benchmark Electronics, Inc.    6,850                                   196
      C&D Technologies, Inc.    4,700                                         74
    o C-COR.net Corp.    8,000                                                65
    o Captaris, Inc.    5,000                                                 28
    o Checkpoint Systems, Inc.    6,100                                      105
    o Coherent, Inc.    5,600                                                147
      Cohu, Inc.    3,200                                                     61
      CTS Corp.    6,200                                                      71
      Cubic Corp.    4,500                                                    91
    o Dupont Photomasks, Inc.    3,000                                        49
    o Electro Scientific Industries, Inc.
      4,600                                                                  118
    o ESS Technology, Inc.    6,500                                           45
    o Exar Corp.    7,000                                                     94
    o Gerber Scientific, Inc.    4,000                                        26
    o Hutchinson Technology, Inc.    4,400                                    98
      Methode Electronics, Class A    5,900                                   77
      Park Electrochemical Corp.    3,300                                     76
    o Pericom Semiconductor Corp.    4,300                                    43
    o Pinnacle Systems, Inc.    11,200                                        44
    o Planar Systems, Inc.    1,800                                           25
    o Radisys Corp.    3,200                                                  40
    o Rudolph Technologies, Inc.    3,000                                     48
    o SCM Microsystems, Inc.    2,700                                         10
   =o Skyworks Solutions, Inc.    25,400                                     213
    o Standard Microsystems Corp.    3,100                                    53
    o Supertex, Inc.    2,000                                                 33
    o Symmetricom, Inc.    6,800                                              56
    o Technitrol, Inc.    6,500                                              120
    o THQ, Inc.    6,900                                                     131
   =o Three-Five Systems, Inc.    2,200                                        8
    o Tollgrade Communications, Inc.    2,200                                 18
                                                                           -----
                                                                           2,880

      ENERGY: RAW MATERIALS  2.5%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.    2,200                                          85
    o Cimarex Energy Co.    6,800                                            221
    o Dril-Quip, Inc.    3,200                                                60
    o Kirby Corp.    4,300                                                   166
    o Offshore Logistics, Inc.    3,700                                      107
    o Seacor Holdings, Inc.    2,900                                         123

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Swift Energy Co.    4,700                                              107
    o W-H Energy Services, Inc.    4,300                                      86
                                                                           -----
                                                                             955

      FOOD & AGRICULTURE  2.9%
      --------------------------------------------------------------------------
      American Italian Pasta Co., Class A
      3,000                                                                   88
    = Corn Products International, Inc.
      6,200                                                                  267
      Flowers Foods, Inc.    7,600                                           198
    o Hain Celestial Group, Inc.    5,900                                     98
    o J & J Snack Foods Corp.    1,400                                        52
      Nash Finch Co.    2,000                                                 53
    o Performance Food Group Co.    7,800                                    193
    o Ralcorp Holdings, Inc.    4,800                                        175
                                                                           -----
                                                                           1,124

      HEALTHCARE / DRUGS & MEDICINE  5.4%
      --------------------------------------------------------------------------
      Alpharma, Inc., Class A    8,500                                       140
    o AMERIGROUP Corp.    4,500                                              216
   =o Arqule, Inc.    3,700                                                   16
    = Cambrex Corp.    4,400                                                  97
    o Cima Labs, Inc.    2,200                                                74
    o Conmed Corp.    4,800                                                  106
    o CryoLife, Inc.    3,000                                                 14
   =o Curative Health Services, Inc.    1,400                                  9
      Datascope Corp.    2,600                                                90
      Invacare Corp.    5,300                                                215
    o Orthodontic Centers of America, Inc.
      8,100                                                                   55
    o Osteotech, Inc.    3,000                                                12
      Owens & Minor, Inc.    6,500                                           167
    o Parexel International Corp.    4,500                                    86
    o Province Healthcare Co.    8,200                                       119
    o RehabCare Group, Inc.    2,600                                          62
    o Savient Pharmaceuticals, Inc.    8,400                                  18
    o Sola International, Inc.    5,200                                       84
    o Sunrise Senior Living, Inc.    3,300                                   116
    o Theragenics Corp.    3,600                                              15
    o US Oncology, Inc.    14,700                                            219
    o Viasys Healthcare, Inc.    5,400                                        82
      Vital Signs, Inc.    2,200                                              66
                                                                           -----
                                                                           2,078

      INSURANCE  3.9%
      --------------------------------------------------------------------------
      Delphi Financial Group, Inc., Class A
      5,167                                                                  210
      Hooper Holmes, Inc.    11,500                                           53
    o Philadelphia Consolidated Holding Co.
      3,800                                                                  208
      Presidential Life Corp.    5,400                                        95
    o ProAssurance Corp.    5,000                                            158
      RLI Corp.    4,100                                                     151
    = SCPIE Holdings, Inc.    900                                              9
      Selective Insurance Group, Inc.    4,700                               169
      Stewart Information Services Corp.    3,100                            110
    o UICI    8,000                                                          191
      Zenith National Insurance Corp.    3,500                               150
                                                                           -----
                                                                           1,504

      MEDIA  0.9%
      --------------------------------------------------------------------------
    o Advanced Marketing Services, Inc.
      3,200                                                                   36
    o Consolidated Graphics, Inc.    2,200                                    96
    o Information Holdings, Inc.    3,600                                     98
      Movie Gallery, Inc.    5,500                                            96
    o Network Equipment Technologies, Inc.    3,900                           28
                                                                           -----
                                                                             354

      MISCELLANEOUS FINANCE  4.3%
      --------------------------------------------------------------------------
    o Bankunited Financial Corp., Class A
      5,100                                                                  137
      Cash America International, Inc.
      4,400                                                                   99
    = Commercial Federal Corp.    6,800                                      179
    = Downey Financial Corp.    4,800                                        258
    o Financial Federal Corp.    2,900                                        93
    = Flagstar Bancorp., Inc.    10,500                                      206
    o Investment Technology Group, Inc.
      7,000                                                                   92
    o Meritage Corp.    2,500                                                155
    o Piper Jaffray Cos.    3,500                                            143
      SWS Group, Inc.    2,997                                                41
      Waypoint Financial Corp.    5,740                                      158
    o World Acceptance Corp.    3,100                                         66
                                                                           -----
                                                                           1,627

      NON-DURABLES & ENTERTAINMENT  2.4%
      --------------------------------------------------------------------------
      Action Performance Cos., Inc.    2,900                                  31
    o Department 56, Inc.    2,200                                            34
    o Enesco Group, Inc.    1,900                                             16
      IHOP Corp.    3,600                                                    133
    o Jack in the Box, Inc.    6,000                                         192
   =o Jakks Pacific, Inc.    3,800                                            76
      Landry's Restaurants, Inc.    4,600                                    139
      Lone Star Steakhouse & Saloon, Inc.
      3,759                                                                   91
    o O'Charleys, Inc.    3,000                                               53
      Russ Berrie & Co., Inc.    3,100                                        59
    o Ryan's Restaurant Group, Inc.    6,800                                  99
                                                                           -----
                                                                             923

      NON-FERROUS METALS  2.1%
      --------------------------------------------------------------------------
   =o A.M. Castle & Co.    1,900                                              20
    o Brush Engineered Materials, Inc.
      3,100                                                                   56
      Commercial Metals Co.    4,900                                         170
      Commonwealth Industries, Inc.    2,600                                  26
    o Imco Recycling, Inc.    2,500                                           31
      Mueller Industries, Inc.    5,800                                      221
      Reliance Steel & Aluminum Co.    5,500                                 219
    o RTI International Metals, Inc.    3,000                                 45

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Wolverine Tube, Inc.    2,100                                           27
                                                                           -----
                                                                             815

      OIL: DOMESTIC  1.4%
      --------------------------------------------------------------------------
    o Remington Oil & Gas Corp.    4,900                                     116
    o Spinnaker Exploration Co.    5,900                                     211
    o Stone Energy Corp.    4,300                                            194
                                                                           -----
                                                                             521

      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Meade Instruments Corp.    1,700                                         6
    o Photronics, Inc.    5,200                                               75
                                                                           -----
                                                                              81

      PAPER & FOREST PRODUCTS  1.5%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.    5,500                                     59
    o Caraustar Industries, Inc.    4,200                                     59
      Chesapeake Corp.    3,100                                               72
    o Lydall, Inc.    2,000                                                   19
      Pope & Talbot, Inc.    2,700                                            53
      Rock-Tennessee Co., Class A    6,300                                    89
      Universal Forest Products, Inc.    2,900                                88
      Wausau-Mosinee Paper Corp.    8,400                                    131
                                                                           -----
                                                                             570

      PRODUCER GOODS & MANUFACTURING  9.9%
      --------------------------------------------------------------------------
    o Aeroflex, Inc.    12,500                                               139
    = Albany International Corp., Class A
      5,300                                                                  159
      Applied Industrial Technologies, Inc.
      3,000                                                                   96
    = Aptargroup, Inc.    6,300                                              266
    o Astec Industries, Inc.    3,500                                         60
      Barnes Group, Inc.    3,700                                             96
    o Concord Camera Corp.    2,000                                            5
      Curtiss-Wright Corp.    3,400                                          183
      Fedders Corp.    4,000                                                  16
    o Gardner Denver, Inc.    3,300                                           88
  (4) Hughes Supply, Inc.    5,500                                           335
    o Ionics, Inc.    3,800                                                  103
      JLG Industries, Inc.    7,000                                           98
      Lawson Products, Inc.    1,700                                          63
      Lennox International, Inc.    10,112                                   178
      Libbey, Inc.    2,300                                                   52
    o Lone Star Technologies, Inc.    4,800                                  160
   =o Magnetek, Inc.    4,100                                                 27
   =o Material Sciences Corp.    2,500                                        30
    o Moog, Inc., Class A    4,200                                           153
    o Oceaneering International, Inc.    4,000                               132
      Regal Beloit Corp.    3,700                                             78
      Robbins & Myers, Inc.    2,700                                          51
    o The Shaw Group, Inc.    10,300                                         102
      Standex International Corp.    2,200                                    50
      Stewart & Stevenson Services, Inc.
      4,400                                                                   69
  (1) The Timken Co.    15,300                                               380
    o Triumph Group, Inc.    2,600                                            86
    o Ultratech Stepper, Inc.    4,000                                        50
      Valmont Industries, Inc.    4,000                                       87
      Watsco, Inc.    4,400                                                  129
      Watts Water Technologies, Inc., Class
      A 5,300                                                                134
      Woodward Governor Co.    1,800                                         110
                                                                           -----
                                                                           3,765

      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
    o Kansas City Southern Railway    10,600                                 155

      REAL PROPERTY  4.2%
      --------------------------------------------------------------------------
      Capital Automotive Real Estate Investment
      Trust    6,100                                                         177
    = Colonial Properties Trust    4,700                                     179
      Commercial Net Lease Realty    8,900                                   151
      Entertainment Properties Trust    4,000                                142
      Gables Residential Trust    5,000                                      165
      Glenborough Realty Trust, Inc.    5,800                                106
      Kilroy Realty Corp.    4,800                                           170
      Lexington Corp. Properties Trust
      8,300                                                                  162
 =(7) Shurgard Storage Centers, Inc., Class
      A 7,600                                                                281
      Sovran Self Storage, Inc.    1,500                                      58
                                                                           -----
                                                                           1,591

      RETAIL  6.3%
      --------------------------------------------------------------------------
      Burlington Coat Factory Warehouse
      Corp. 7,300                                                            132
      Casey's General Stores, Inc.    8,700                                  141
      The Cato Corp., Class A    3,500                                        73
    o The Dress Barn, Inc.    4,600                                           77
    o Duane Reade, Inc.    3,800                                              63
      Goody's Family Clothing, Inc.    5,300                                  46
    o Great Atlantic & Pacific Tea Co.    6,300                               43
    o The Gymboree Corp.    5,100                                             81
      Hancock Fabrics, Inc.    2,300                                          27
    o Insight Enterprises, Inc.    8,000                                     128
   =o Jo-Ann Stores, Inc.    3,610                                            96
    o Linens 'N Things, Inc.    7,500                                        200
      Longs Drug Stores Corp.    6,500                                       136
    o The Men's Wearhouse, Inc.    6,500                                     172
      Pep Boys-Manny, Moe & Jack    10,000                                   207
    o School Specialty, Inc.    3,100                                        107
    o ShopKo Stores, Inc.    5,300                                            82
    o Too, Inc.    6,000                                                      90
    o United Stationers, Inc.    5,800                                       229
    o The Wet Seal, Inc., Class A    4,100                                    21
    o Zale Corp.    9,000                                                    244
                                                                           -----
                                                                           2,395

      STEEL  2.0%
      --------------------------------------------------------------------------
      Carpenter Technology Corp.    4,000                                    172
    o Cleveland-Cliffs, Inc.    1,300                                         85
    = Intermet Corp.    3,100                                                 12
      Quanex Corp.    2,700                                                  123
      Ryerson Tull, Inc.    3,900                                             60
  (9) Steel Dynamics, Inc.    8,500                                          278
      Steel Technologies, Inc.    1,900                                       44
                                                                           -----
                                                                             774

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE  0.2%
      --------------------------------------------------------------------------
    o Boston Communications Group    2,400                                    21
    o General Communication, Inc., Class A
      9,100                                                                   73
                                                                           -----
                                                                              94
      TOBACCO  0.3%
      --------------------------------------------------------------------------
      DIMON, Inc.    6,900                                                    37
      Schweitzer-Mauduit International, Inc.
      2,300                                                                   65
                                                                           -----
                                                                             102
      TRAVEL & RECREATION  1.4%
      --------------------------------------------------------------------------
    o Aztar Corp.    5,800                                                   141
      Central Parking Corp.    5,800                                          92
    o K2, Inc.    5,800                                                       82
      The Marcus Corp.    4,600                                               81
    o Pinnacle Entertainment, Inc.    6,000                                   68
    o Prime Hospitality Corp.    7,600                                        70
                                                                           -----
                                                                             534
      TRUCKING & FREIGHT  1.7%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    3,900                                           136
      USF Corp.    4,600                                                     163
 o(3) Yellow Roadway Corp.    7,787                                          339
                                                                           -----
                                                                             638
      UTILITIES: ELECTRIC & GAS  7.7%
      --------------------------------------------------------------------------
      American States Water Co.    2,200                                      51
      Atmos Energy Corp.    8,500                                            214
      Avista Corp.    8,100                                                  141
      Cascade Natural Gas Corp.    1,600                                      32
      Central Vermont Public Service Corp.
      2,200                                                                   43
      CH Energy Group, Inc.    2,500                                         110
      Cleco Corp.    8,200                                                   141
    o El Paso Electric Co.    7,800                                          117
 =(6) Energen Corp.    6,000                                                 284
    = Green Mountain Power Corp.    900                                       23
      The Laclede Group, Inc.    3,500                                        94
      New Jersey Resources Corp.    5,000                                    203
      Northwest Natural Gas Co.    4,400                                     129
      NUI Corp.    2,300                                                      31
      Piedmont Natural Gas Co.    6,200                                      256
    o Southern Union Co.    12,129                                           242
      Southwest Gas Corp.    5,600                                           133
  (5) UGI Corp.    8,900                                                     288
      UIL Holdings Corp.    3,000                                            138
      Unisource Energy Corp.    6,100                                        151
    o Veritas DGC, Inc.    5,500                                             135
                                                                           -----
                                                                           2,956
      SHORT-TERM INVESTMENT
      1.2% of net assets

      Provident Institutional TempFund
      457,939                                                                458

      SECURITY                                          FACE
         RATE, MATURITY DATE                           AMOUNT           VALUE
                                                     ($ x 1,000)     ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.3% of net assets

      U.S. Treasury Bill,
         1.23%, 09/16/04                                    100              100

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $31,741, and the unrealized gains and losses were $8,543 and ($2,324), respectively.

The fund's portfolio holdings include $3,243 of securities on loan.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 4.0%
      --------------------------------------------------------------------------
      Foreningssparbanken AB
        1.52%, 01/18/05                                     420              420
      Fortis Bank NY
        1.78%, 06/06/05                                     298              298
      Societe Generale
        1.49%, 12/08/04                                     348              348
      Svenska Handelsbanken
        1.39%, 10/27/04                                     135              135
      Westdeutsche
      Landesbank AG
        1.51%, 10/12/04                                     200              200
        1.42%, 09/29/04                                     108              108
                                                                    ------------
                                                                           1,509
      SHORT-TERM INVESTMENT  0.3%
      --------------------------------------------------------------------------
      National City Bank
      Cleveland, Time Deposit
         1.29%, 08/02/04                                    129              129

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES 4.5%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      1,708,009                                                            1,708

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                             NUMBER
                                               OF         CONTRACT    UNREALIZED
                                            CONTRACTS       VALUE        LOSS
         Russell 2000 Index, Long
         expires 09/22/04                       2           552          (10)

Item 2. Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Assistant Treasurer and interim Principal Financial Officer, Michael Clinton, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and
     (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate   certifications  for  Registrant's  principal  executive  officer  and assistant treasurer and interim principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Capital Trust

By: /s/ Evelyn Dilsaver
   _________________________
         Evelyn Dilsaver
         Chief Executive Officer

Date:    September 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
   _________________________
         Evelyn Dilsaver
         Chief Executive Officer

Date:    September 13, 2004

By:  /s/ Michael Clinton
   _________________________
         Michael Clinton
         Assistant Treasurer and
         Interim Principal Financial Officer

Date:    September 13, 2004